UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02857
Name of Fund:
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc.,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2026
Date of reporting period:
03/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Total Return Fund
Institutional Shares | MAHQX
Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.44%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,809,513,268
Number of Portfolio Holdings	8,506
Portfolio Turnover Rate	373%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	49.0%
Corporate Bonds	17.3%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.9%
Foreign Government Obligations	1.6%
Floating Rate Loan Interests	1.2%
Investment Companies	1.1%
Preferred Securities	1.0%
Common Stocks	0.5%
Municipal Bonds	0.4%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	63.3%
AA/Aa	1.8%
A	5.1%
BBB/Baa	9.0%
BB/Ba	1.9%
B	0.5%
CCC/Caa	0.6%
CC/Ca	0.1%
N/R	17.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Institutional Shares | MAHQX
Semi-Annual Shareholder Report — March 31, 2026
MAHQX-03/26-SAR

BlackRock Total Return Fund

Service Shares | MSHQX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$38	0.75%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,809,513,268
Number of Portfolio Holdings	8,506
Portfolio Turnover Rate	373%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	49.0%
Corporate Bonds	17.3%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.9%
Foreign Government Obligations	1.6%
Floating Rate Loan Interests	1.2%
Investment Companies	1.1%
Preferred Securities	1.0%
Common Stocks	0.5%
Municipal Bonds	0.4%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	63.3%
AA/Aa	1.8%
A	5.1%
BBB/Baa	9.0%
BB/Ba	1.9%
B	0.5%
CCC/Caa	0.6%
CC/Ca	0.1%
N/R	17.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Service Shares | MSHQX
Semi-Annual Shareholder Report — March 31, 2026
MSHQX-03/26-SAR

BlackRock Total Return Fund
Investor A Shares | MDHQX
Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.77%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,809,513,268
Number of Portfolio Holdings	8,506
Portfolio Turnover Rate	373%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	49.0%
Corporate Bonds	17.3%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.9%
Foreign Government Obligations	1.6%
Floating Rate Loan Interests	1.2%
Investment Companies	1.1%
Preferred Securities	1.0%
Common Stocks	0.5%
Municipal Bonds	0.4%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	63.3%
AA/Aa	1.8%
A	5.1%
BBB/Baa	9.0%
BB/Ba	1.9%
B	0.5%
CCC/Caa	0.6%
CC/Ca	0.1%
N/R	17.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A Shares | MDHQX
Semi-Annual Shareholder Report — March 31, 2026
MDHQX-03/26-SAR

BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$30	0.59%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,809,513,268
Number of Portfolio Holdings	8,506
Portfolio Turnover Rate	373%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	49.0%
Corporate Bonds	17.3%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.9%
Foreign Government Obligations	1.6%
Floating Rate Loan Interests	1.2%
Investment Companies	1.1%
Preferred Securities	1.0%
Common Stocks	0.5%
Municipal Bonds	0.4%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	63.3%
AA/Aa	1.8%
A	5.1%
BBB/Baa	9.0%
BB/Ba	1.9%
B	0.5%
CCC/Caa	0.6%
CC/Ca	0.1%
N/R	17.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Semi-Annual Shareholder Report — March 31, 2026
MEHQX-03/26-SAR

BlackRock Total Return Fund
Investor C Shares | MFHQX
Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$72	1.44%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,809,513,268
Number of Portfolio Holdings	8,506
Portfolio Turnover Rate	373%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	49.0%
Corporate Bonds	17.3%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.9%
Foreign Government Obligations	1.6%
Floating Rate Loan Interests	1.2%
Investment Companies	1.1%
Preferred Securities	1.0%
Common Stocks	0.5%
Municipal Bonds	0.4%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	63.3%
AA/Aa	1.8%
A	5.1%
BBB/Baa	9.0%
BB/Ba	1.9%
B	0.5%
CCC/Caa	0.6%
CC/Ca	0.1%
N/R	17.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor C Shares | MFHQX
Semi-Annual Shareholder Report — March 31, 2026
MFHQX-03/26-SAR

BlackRock Total Return Fund

Class K Shares | MPHQX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18	0.36%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,809,513,268
Number of Portfolio Holdings	8,506
Portfolio Turnover Rate	373%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	49.0%
Corporate Bonds	17.3%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.9%
Foreign Government Obligations	1.6%
Floating Rate Loan Interests	1.2%
Investment Companies	1.1%
Preferred Securities	1.0%
Common Stocks	0.5%
Municipal Bonds	0.4%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	63.3%
AA/Aa	1.8%
A	5.1%
BBB/Baa	9.0%
BB/Ba	1.9%
B	0.5%
CCC/Caa	0.6%
CC/Ca	0.1%
N/R	17.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class K Shares | MPHQX
Semi-Annual Shareholder Report — March 31, 2026
MPHQX-03/26-SAR

BlackRock Total Return Fund

Class R Shares | MRCBX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$52	1.03%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,809,513,268
Number of Portfolio Holdings	8,506
Portfolio Turnover Rate	373%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	49.0%
Corporate Bonds	17.3%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.9%
Foreign Government Obligations	1.6%
Floating Rate Loan Interests	1.2%
Investment Companies	1.1%
Preferred Securities	1.0%
Common Stocks	0.5%
Municipal Bonds	0.4%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	63.3%
AA/Aa	1.8%
A	5.1%
BBB/Baa	9.0%
BB/Ba	1.9%
B	0.5%
CCC/Caa	0.6%
CC/Ca	0.1%
N/R	17.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class R Shares | MRCBX
Semi-Annual Shareholder Report — March 31, 2026
MRCBX-03/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

March 31, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Bond Fund, Inc.
●BlackRock Total Return Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.
Derivative Financial Instruments

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(a)(b)	USD	2,430	$ 2,420,419
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.21%, 07/15/37(a)(b)		3,675	3,674,632
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 04/20/38(a)(b)		1,190	1,189,738
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 4.51%, 12/25/33(b)		441	434,685
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.48%, 08/25/35(b)		495	441,772
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 4.07%, 07/25/36(b)		208	174,597
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 4.05%, 05/25/37(b)		2,287	333,526
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 4.39%, 05/25/37(b)		202	29,649
Affirm Asset Securitization Trust
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		1,280	1,281,672
Series 2025-X2, Class B, 4.56%, 10/15/30(a)		1,100	1,099,187
Series 2025-X2, Class C, 4.93%, 10/15/30(a)		381	381,510
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		1,882	1,893,399
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		1,155	1,158,613
Series 2026-1A, Class A, 4.37%, 02/15/34(a)		7,142	7,113,340
Series 2026-2A, Class A, 4.67%, 04/16/35(a)		5,626	5,617,994
AGL CLO 20 Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		2,840	2,841,236
AGL CLO 21 Ltd., Series 2022-21A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/21/37(a)(b)		1,330	1,330,482
AGL CLO 23 Ltd., Series 2022-23A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/20/38(a)(b)		500	498,090
AGL CLO 24 Ltd., Series 2023-24A, Class CR, (3-mo. CME Term SOFR + 2.15%), 5.82%, 03/31/38(a)(b)		620	622,487
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.91%, 04/22/38(a)(b)		290	289,759
AGL CLO 42 Ltd., Series 2025-42A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 07/22/38(a)(b)		1,850	1,850,371
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL CLO 5 Ltd.
Series 2020-5A, Class D1AR, (3-mo. CME Term SOFR + 2.70%), 6.46%, 01/20/39(a)(b)	USD	620	$ 613,412
Series 2020-5A, Class D2R3, (3-mo. CME Term SOFR + 3.95%), 7.71%, 01/20/39(a)(b)		240	228,391
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 04/20/38(a)(b)		3,980	3,980,649
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(a)(b)		1,490	1,488,725
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/20/37(a)(b)		14,335	14,339,275
AGL Core CLO 27 Ltd., Series 2023-27A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/21/39(a)(b)		1,000	998,651
AGL Core CLO 31 Ltd., Series 2024-31A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.57%, 07/20/37(a)(b)		250	250,283
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/22/38(a)(b)		3,370	3,367,340
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/20/37(a)(b)		3,620	3,621,942
Aimco CLO, Series 2018-AA, Class AR, (3- mo. CME Term SOFR + 1.31%), 4.98%, 10/17/37(a)(b)		3,190	3,191,125
Aimco CLO 11 Ltd.
Series 2020-11A, Class A1R2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/17/37(a)(b)		2,190	2,190,286
Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/17/37(a)(b)		3,490	3,487,591
Aimco CLO 18 Ltd., Series 2022-18A, Class A1LR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/20/37(a)(b)		1,280	1,280,646
Aimco CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 5.59%, 04/18/37(a)(b)		750	750,000
Aimco CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/20/38(a)(b)		439	437,592
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 5.88%, 06/25/61(a)(b)		25,621	25,631,055
Series 2021-G, Class B, 6.75%, 06/25/61(a)(b)		8,484	8,484,054
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,273	14,680,792
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		10,770	10,719,003
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		1,749	1,729,739
Series 2023-B, Class C, 0.00%, 10/25/62(a)		3,800	2,927,691
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		51	50,113
42026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Allegro CLO V-S Ltd., Series 2024-2A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/37(a)(b)	USD	2,400	$ 2,397,411
AMMC CLO 27 Ltd., Series 2022-27A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 4.75%, 01/20/37(a)(b)		3,070	3,063,744
Anchorage Capital CLO 15 Ltd., Series 2020- 15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/20/38(a)(b)		5,340	5,341,961
Anchorage Capital CLO 17 Ltd., Series 2021- 17A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 02/15/38(a)(b)		11,115	11,103,040
Anchorage Capital CLO 18 Ltd., Series 2021- 18A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 04/15/34(a)(b)		550	550,062
Anchorage Capital CLO 29 Ltd., Series 2024- 29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.27%, 07/20/37(a)(b)		3,020	3,020,574
Anchorage Capital CLO 30 Ltd., Series 2024- 30A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/20/37(a)(b)		4,160	4,160,189
Anchorage Capital CLO 32 Ltd., Series 2025- 32A, Class D, (3-mo. CME Term SOFR + 3.95%), 7.62%, 07/15/37(a)(b)		1,412	1,412,109
Anchorage Capital CLO 34 Ltd., Series 2025- 34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39(a)(b)		3,610	3,608,848
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR4, (3-mo. CME Term SOFR + 1.37%), 5.04%, 07/22/38(a)(b)		4,570	4,573,414
Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/22/38(a)(b)		2,539	2,540,848
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.23%, 04/28/37(a)(b)		5,686	5,688,768
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/28/37(a)(b)		7,620	7,631,445
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.12%, 04/28/37(a)(b)		4,250	4,253,845
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 7.47%, 04/28/37(a)(b)		1,140	1,115,068
Anchorage Capital CLO 8 Ltd., Series 2016- 8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/27/38(a)(b)		2,395	2,395,328
Anchorage Capital CLO Ltd., Series 2026- 22A, Class AR4, (3-mo. CME Term SOFR + 1.23%), 4.81%, 01/20/39(a)(b)		7,220	7,215,373
Antares CLO LLC, Series 2024-5A, Class A, (3-mo. CME Term SOFR + 1.57%), 5.24%, 10/20/36(a)(b)		4,600	4,614,999
Antares CLO Ltd.
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 04/20/38(a)(b)		2,435	2,439,131
Security		Par (000)	Value
Asset-Backed Securities (continued)
Antares CLO Ltd.
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.59%), 5.26%, 07/20/36(a)(b)	USD	4,000	$ 3,992,374
Apidos CLO LV, Series 2025-55A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.93%, 01/20/39(a)(b)		2,590	2,587,725
Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.11%, 10/24/38(a)(b)		1,690	1,688,342
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.11%, 07/25/37(a)(b)		250	250,209
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/22/38(a)(b)		880	880,199
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.28%, 10/20/30(a)(b)		660	658,936
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.77%, 01/20/33(a)(b)		593	593,292
Apidos CLO XXXIX Ltd.
Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/21/38(a)(b)		1,360	1,359,305
Series 2022-39A, Class BR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 10/21/38(a)(b)		300	299,792
Series 2022-39A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.27%, 10/21/38(a)(b)		250	241,594
Apidos CLO XXXVI, Series 2021-36A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.32%, 01/20/39(a)(b)		250	246,847
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/22/34(a)(b)		450	450,060
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 6.98%, 10/22/34(a)(b)		250	250,010
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.23%, 10/22/34(a)(b)		455	451,855
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		157	144,116
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.20%, 10/16/37(a)(b)		820	821,545
Ares Direct Lending CLO 8 LLC, Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.08%, 01/20/39(a)(b)		950	951,654
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 3.73%, 04/20/32(a)(b)	EUR	889	1,031,359
ARES LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.96%, 04/25/34(a)(b)	USD	500	500,020
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
ARES Loan Funding I Ltd., Series 2021- ALFA, Class AR, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/15/39(a)(b)	USD	2,820	$ 2,814,956
ARES Loan Funding III Ltd., Series 2022- ALF3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 07/25/36(a)(b)		1,050	1,050,000
ARES Loan Funding IX Ltd., Series 2025- ALF9A, Class A1, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(a)(b)		5,500	5,488,823
ARES Loan Funding VIII Ltd., Series 2024- ALF8, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/24/38(a)(b)		8,660	8,654,321
ARES LXIII CLO Ltd., Series 2022-63A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 10/15/38(a)(b)		2,800	2,801,538
ARES LXX CLO Ltd., Series 2023-70A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/25/39(a)(b)		2,000	1,998,053
ARES LXXIX CLO Ltd., Series 2026-79A, Class A1, (3-mo. CME Term SOFR + 1.19%), 0.00%, 04/20/39(a)(b)		3,530	3,523,503
ARES XLI CLO Ltd., Series 2016-41A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 04/15/34(a)(b)		1,070	1,070,055
ARES XLIII CLO Ltd., Series 2017-43A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/15/38(a)(b)		250	250,073
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.42%, 04/15/34(a)(b)		1,650	1,624,431
Argent Mortgage Loan Trust, Series 2005- W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.27%, 05/25/35(b)		2,102	1,783,214
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.09%, 07/25/36(b)		3,576	952,353
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.37%, 03/25/36(b)		659	370,858
Arini European CLO II DAC, Series 2X, Class AR, (3-mo. EURIBOR + 1.32%), 3.34%, 10/15/38(b)(e)	EUR	6,000	6,931,231
Asimi Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 5.68%, 09/16/31(b)(e)	GBP	304	402,145
Series 2025-1, Class C, (1-day SONIA + 1.75%), 5.48%, 05/16/32(b)(e)		500	663,051
Series 2025-1, Class D, (1-day SONIA + 2.40%), 6.13%, 05/16/32(b)(e)		197	261,047
Asset-Backed European Securitisation Transaction Twenty-Five Srl
Series 25, Class D, (1-mo. EURIBOR + 2.50%), 4.44%, 11/15/39(b)(e)	EUR	250	290,435
Series 25, Class E, (1-mo. EURIBOR + 4.00%), 5.94%, 11/15/39(b)(e)		644	748,038
Asset-Backed European Securitisation Transaction Twenty-Three S.a.r.l.
Series 23, Class C, (1-mo. EURIBOR + 1.60%), 3.52%, 03/21/34(b)(e)		395	460,247
Series 23, Class D, (1-mo. EURIBOR + 1.90%), 3.82%, 03/21/34(b)(e)		237	276,262
Security		Par (000)	Value
Asset-Backed Securities (continued)
Asset-Backed European Securitisation Transaction Twenty-Three S.a.r.l.
Series 23, Class E, (1-mo. EURIBOR + 2.40%), 4.32%, 03/21/34(b)(e)	EUR	237	$ 276,959
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class XR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 10/19/37(a)(b)	USD	335	334,999
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 3.61%, 12/29/36(b)(e)	EUR	315	366,841
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 4.21%, 12/29/36(b)(e)		301	351,007
Series 2025-1, Class C, (1-mo. EURIBOR + 1.25%), 3.16%, 12/28/40(b)(e)		648	748,625
Series 2025-1, Class D, (1-mo. EURIBOR + 1.90%), 3.81%, 12/28/40(b)(e)		214	249,644
Auto Abs Spanish Loans, Series 2026-1, Class D, (1-mo. EURIBOR + 1.60%), 3.78%, 12/28/38(b)(e)		200	231,161
Auto1 Car Funding S.a.r.l
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 3.44%, 12/15/33(b)(e)		300	348,972
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 5.44%, 12/15/33(b)(e)		300	356,277
AutoNoria Spain 2025 FT
Series 2025-SP, Class D, (1-mo. EURIBOR + 1.50%), 3.44%, 04/30/43(b)(e)		400	463,388
Series 2025-SP, Class E, (1-mo. EURIBOR + 3.00%), 4.94%, 04/30/43(b)(e)		500	580,294
Avoca CLO XVIII DAC, Series 18A, Class CR, (3-mo. EURIBOR + 2.25%), 4.27%, 01/15/38(a)(b)		400	456,399
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 4.92%, 04/15/35(a)(b)		500	573,583
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.32%, 04/15/35(b)(e)		850	974,332
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 5.07%, 04/15/34(a)(b)		500	573,579
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 07/19/31(a)(b)	USD	1,450	1,449,573
Series 2019-2A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.12%, 10/17/32(a)(b)		590	587,486
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 0.94%), 4.61%, 04/18/34(a)(b)		3,140	3,133,506
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 07/15/37(a)(b)		7,880	7,877,996
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/37(a)(b)		4,448	4,449,254
62026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/20/37(a)(b)	USD	2,500	$ 2,498,475
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class BR3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/36(a)(b)		250	249,232
Series 2022-20A, Class C1R3, (3-mo. CME Term SOFR + 2.80%), 6.47%, 10/15/36(a)(b)		250	246,895
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/25/38(a)(b)		250	250,125
Ballyrock CLO 32 Ltd.
Series 2025-32A, Class A1A, (3-mo. CME Term SOFR + 1.21%), 4.88%, 01/25/39(a)(b)		820	819,047
Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39(a)(b)		830	830,085
Ballyrock CLO Ltd.
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/25/38(a)(b)		460	459,641
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		6,935	6,935,085
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/25/38(a)(b)		570	569,787
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	95,187
Series 1998-2, Class B1, 7.17%, 12/10/25(b)(f)(g)		2,790	181,258
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		307	306,639
Barclays Mortgage Loan Trust, Series 2026- CES1, Class A1A, 4.85%, 01/25/56(a)(c)		4,894	4,846,481
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 4.65%, 10/22/32(a)(b)		1,100	1,098,431
Barings CLO Ltd., Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.33%, 01/20/31(a)(b)		352	352,289
Barrow Hanley CLO II Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 03/31/38(a)(b)		1,810	1,810,727
Battalion CLO 18 Ltd., Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/36(a)(b)		1,827	1,825,158
Battalion CLO VIII Ltd.
Series 2015-8A, Class A2R3, (3-mo. CME Term SOFR + 1.00%), 4.67%, 07/18/30(a)(b)		1,884	1,883,702
Series 2015-8A, Class BR3, (3-mo. CME Term SOFR + 1.25%), 4.92%, 07/18/30(a)(b)		2,901	2,893,050
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 4.81%, 01/24/35(a)(b)	USD	1,777	$ 1,775,885
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 5.09%, 05/28/39(a)(b)		112	51,972
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.79%, 02/28/40(a)(b)		967	872,794
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.79%, 12/28/40(a)(b)		85	86,344
Bbam U.S. CLO V Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/25/38(a)(b)		250	250,160
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.06%, 01/27/39(a)(b)		3,280	3,278,611
Bbva Consumer Fondo de Titulizacion
Series 2026-1, Class D, (3-mo. EURIBOR + 2.50%), 4.51%, 05/20/39(b)(e)	EUR	1,500	1,714,082
Series 2026-1, Class E, (3-mo. EURIBOR + 3.50%), 5.51%, 05/20/39(b)(e)		900	1,037,920
Series 2026-1, Class F, (3-mo. EURIBOR + 5.10%), 7.11%, 05/20/39(b)(e)		1,800	2,061,339
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)	USD	1,674	89,316
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	85,603
Series 2000-A, Class A4, 8.29%, 06/15/30(b)		1,121	65,378
BDS Ltd., Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.25%, 09/19/39(a)(b)		2,735	2,732,956
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 5.52%, 08/25/34(b)		5	4,693
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 4.81%, 12/25/35(b)		2,130	2,106,059
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.13%, 09/25/36(b)		569	561,242
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.11%, 03/25/37(b)		898	893,429
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 4.07%, 03/25/37(b)		319	303,833
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.07%, 03/25/37(b)		359	346,928
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.49%, 04/25/37(b)		6,830	6,557,522
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/25/38(a)(b)		3,180	3,179,953
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.07%, 10/20/38(a)(b)	USD	500	$ 499,658
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.94%, 01/15/39(a)(b)		2,790	2,788,008
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.86%, 04/20/38(a)(b)		1,570	1,570,000
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.20%, 07/20/37(a)(b)		6,170	6,169,006
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(a)(b)		1,340	1,340,464
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		2,000	2,001,062
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		750	750,215
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/17/38(a)(b)		920	920,336
Benefit Street Partners CLO XXIII Ltd.
Series 2021-23A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.77%, 04/25/34(a)(b)		550	549,207
Series 2021-23A, Class ER, (3-mo. CME Term SOFR + 5.25%), 8.92%, 04/25/34(a)(b)		750	736,762
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/25/38(a)(b)		2,150	2,145,177
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, (3-mo. CME Term SOFR + 1.00%), 4.67%, 01/15/35(a)(b)		5,485	5,470,812
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/20/37(a)(b)		1,310	1,310,673
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		10,520	10,525,701
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/25/38(a)(b)		4,500	4,502,306
Bethpage Park CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 6.88%, 10/15/36(a)(b)		580	555,339
Security		Par (000)	Value
Asset-Backed Securities (continued)
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)	USD	1,007	$ 987,598
Series 2022-C, Class B, 5.93%, 10/17/35(a)		208	208,562
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/22/38(a)(b)		2,550	2,551,909
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.47%, 10/23/38(a)(b)		900	900,124
Birch Grove CLO 15 Ltd., Series 2025-15A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.96%, 01/23/39(a)(b)		1,500	1,498,976
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/19/37(a)(b)		870	870,656
Birch Grove CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.93%, 01/19/38(a)(b)		4,093	4,089,363
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/15/37(a)(b)		1,140	1,140,203
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.26%, 07/17/37(a)(b)		250	249,991
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.53%, 10/22/30(a)(b)		119	119,322
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 5.68%, 10/20/30(a)(b)		790	790,624
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.93%, 04/20/31(a)(b)		642	642,734
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 4.85%, 11/15/30(a)(b)		170	170,334
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.61%, 08/15/31(a)(b)		1,095	1,095,271
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 4.86%, 10/25/30(a)(b)		594	593,954
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/25/30(a)(b)		11,960	11,957,775
BlueMountain CLO XXII Ltd., Series 2018- 22A, Class B, (3-mo. CME Term SOFR + 1.76%), 5.43%, 07/15/31(a)(b)		3,970	3,958,584
BlueMountain CLO XXIX Ltd., Series 2020- 29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 5.68%, 07/25/34(a)(b)		1,080	1,074,971
BlueMountain CLO XXVI Ltd., Series 2019- 26A, Class D1R, (3-mo. CME Term SOFR + 3.76%), 7.43%, 10/20/34(a)(b)		1,080	1,063,999
BlueMountain CLO XXXV Ltd., Series 2022- 35A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/22/37(a)(b)		660	660,596
82026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain Euro CLO DAC, Series 2021- 2A, Class B1, (3-mo. EURIBOR + 1.75%), 3.77%, 10/15/35(a)(b)	EUR	3,280	$ 3,783,669
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 5.53%, 10/20/30(a)(b)	USD	1,380	1,379,158
Brant Point CLO Ltd., Series 2024-6A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 01/15/38(a)(b)		1,080	1,072,778
BRAVO Residential Funding Trust, Series 2024-CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,268	1,270,750
Bridge Street CLO III Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/20/37(a)(b)		1,580	1,581,564
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 01/15/39(a)(b)		4,160	4,158,794
Bridgepoint CLO VI DAC, Series 6X, Class AR, (3-mo. EURIBOR + 1.30%), 3.32%, 03/15/38(b)(e)	EUR	2,000	2,306,976
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 3.92%, 02/24/42(b)(e)		157	182,492
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 5.92%, 02/24/42(b)(e)		227	264,752
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/20/38(a)(b)	USD	1,780	1,780,657
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/15/38(a)(b)		710	708,761
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/37(a)(b)		1,500	1,501,125
Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 01/18/38(a)(b)		2,250	2,250,602
Series 2024-25A, Class D1, (3-mo. CME Term SOFR + 2.95%), 6.62%, 01/18/38(a)(b)		500	497,546
Series 2025-28A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.00%, 01/22/39(a)(b)		2,210	2,208,375
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 07/18/34(a)(b)		1,600	1,597,716
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.32%, 10/18/42(a)(b)		7,587	7,580,419
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/15/31(a)(b)		111	110,725
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/15/31(a)(b)		276	275,732
Security		Par (000)	Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/37(a)(b)	USD	2,945	$ 2,947,474
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/37(a)(b)		1,610	1,611,846
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 05/15/37(a)(b)		6,800	6,793,586
Capital Four U.S. CLO II Ltd., Series 2022- 1A, Class AR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 01/20/37(a)(b)		20	20,010
Cardiff Auto Receivables Securitisation PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.63%, 08/20/31(b)(e)	GBP	1,743	2,317,426
Series 2024-1, Class D, (1-day SONIA + 2.60%), 6.33%, 08/20/31(b)(e)		1,320	1,759,235
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/21/37(a)(b)	USD	4,158	4,162,386
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.45%, 10/21/37(a)(b)		5,170	5,180,301
Series 2019-3A, Class CR3, (3-mo. CME Term SOFR + 1.75%), 5.42%, 04/20/39(a)(b)		1,990	1,989,390
Series 2019-4A, Class A11R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 04/15/35(a)(b)		3,000	3,000,000
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/25/37(a)(b)		250	250,165
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/20/38(a)(b)		270	270,118
Series 2022-3A, Class A1R2, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/20/39(a)(b)		2,430	2,425,472
Series 2023-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 4.88%, 10/25/38(a)(b)		1,000	999,154
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/25/37(a)(b)		510	510,832
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.88%, 01/20/39(a)(b)		1,000	998,940
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 4.42%, 01/25/36(b)		610	550,210
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 3.95%, 10/25/36(b)		146	143,537
CarVal CLO IV Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 03/31/38(a)(b)		6,340	6,339,907
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.18%, 10/15/34(a)(b)	USD	250	$ 245,788
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 10.68%, 10/15/34(a)(b)		250	231,722
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/22/37(a)(b)		730	730,658
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		5,829	5,599,439
CBAM Ltd.
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/20/31(a)(b)		45	44,969
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.53%, 07/20/31(a)(b)		250	249,236
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 4.11%, 10/25/36(b)		325	227,500
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.25%, 11/25/36(b)		318	146,036
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 5.20%, 10/20/38(a)(b)		1,870	1,869,226
Cedar Funding XI CLO Ltd., Series 2019- 11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 4.97%, 05/29/32(a)(b)		1,220	1,216,944
Cedar Funding XIV CLO Ltd., Series 2021- 14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		770	770,424
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A, (3-mo. CME Term SOFR + 2.35%), 6.02%, 01/15/36(a)(b)		1,480	1,481,248
CIFC European Funding CLO II DAC
Series 2X, Class AR, (3-mo. EURIBOR + 1.30%), 3.32%, 10/15/39(b)(e)	EUR	3,460	3,985,232
Series 2X, Class DR, (3-mo. EURIBOR + 3.00%), 5.02%, 10/15/39(b)(e)		300	344,139
CIFC European Funding CLO III DAC
Series 3X, Class AR, (3-mo. EURIBOR + 1.23%), 3.22%, 01/15/39(b)(e)		2,000	2,304,160
Series 3X, Class DR, (3-mo. EURIBOR + 2.55%), 4.54%, 01/15/39(b)(e)		321	361,721
CIFC Funding Ltd.
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(a)(b)	USD	1,710	1,706,580
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/21/37(a)(b)		6,190	6,192,956
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/21/37(a)(b)		3,710	3,714,011
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.12%, 04/21/37(a)(b)		250	250,246
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/17/37(a)(b)	USD	1,770	$ 1,771,156
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/18/38(a)(b)		3,140	3,140,928
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/18/38(a)(b)		1,510	1,509,079
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37(a)(b)		250	250,109
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/20/37(a)(b)		1,000	1,001,643
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/20/37(a)(b)		6,729	6,731,448
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/17/38(a)(b)		2,190	2,187,787
Series 2019-5A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/38(a)(b)		430	429,933
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/16/37(a)(b)		6,170	6,175,279
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/15/36(a)(b)		1,200	1,200,224
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 5.58%, 07/15/36(a)(b)		3,260	3,260,558
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/16/39(a)(b)		1,680	1,676,837
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/40(a)(b)		9,120	9,120,896
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/25/37(a)(b)		5,280	5,288,787
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/15/38(a)(b)		637	636,362
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/23/37(a)(b)		4,132	4,134,517
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/23/37(a)(b)		500	499,655
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 07/23/37(a)(b)		250	250,297
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/34(a)(b)		840	840,129
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.58%, 10/15/34(a)(b)		700	700,127
102026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 0.97%), 4.64%, 04/19/35(a)(b)	USD	6,150	$ 6,136,950
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/15/38(a)(b)		1,579	1,578,694
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/21/37(a)(b)		690	690,280
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/23/38(a)(b)		250	249,249
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.40%, 10/24/38(a)(b)		3,450	3,450,270
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.81%, 10/24/38(a)(b)		890	891,547
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.96%, 10/24/38(a)(b)		890	890,083
Series 2026-1A, Class C, (3-mo. CME Term SOFR + 1.65%), 5.30%, 04/25/39(a)(b)		1,500	1,494,048
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 5.54%, 10/25/37(a)(b)		1,821	1,815,296
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 5.54%, 10/25/37(a)(b)		397	389,008
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 3.99%, 05/25/37(b)		4,066	2,773,872
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.06%, 05/25/37(b)		1,847	1,260,645
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 3.96%, 07/25/45(b)		2,926	2,062,503
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/20/37(a)(b)		4,120	4,121,089
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 01/25/35(a)(b)		270	269,595
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		589	537,728
Series 2021-B, Class C, 2.72%, 06/25/52(a)		266	246,177
Series 2021-B, Class D, 3.78%, 06/25/52(a)		65	59,580
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30- day) + 1.75%), 5.41%, 06/25/54(a)(b)		6,815	6,910,640
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(a)		5,505	5,417,959
Security		Par (000)	Value
Asset-Backed Securities (continued)
Compass Datacenters Issuer III LLC
Series 2025-3A, Class A2, 5.29%, 07/25/50(a)	USD	9,702	$ 9,606,669
Series 2026-1A, Class A21, 4.90%, 02/25/56(a)		5,800	5,751,769
Series 2026-1A, Class A22, 5.29%, 02/25/56(a)		4,526	4,432,517
Series 2026-1A, Class A23, 5.44%, 02/25/56(a)		4,339	4,249,779
Concord Music Royalties LLC, Series 2024- 1A, Class A, 5.64%, 10/20/74(a)		2,794	2,804,830
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)		236	239,115
Series 1997-6, Class M1, 7.21%, 01/15/29(b)		38	38,950
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		100	101,502
Series 1999-5, Class A5, 7.86%, 03/01/30(b)		763	184,674
Series 1999-5, Class A6, 7.50%, 03/01/30(b)		818	189,355
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		1,445	162,822
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		1,224	144,509
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	356,664
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	670,264
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A, Class B, 5.77%, 12/20/55(a)		18,083	18,152,377
Series 2026-1A, Class A2, 5.08%, 03/20/56(a)		3,849	3,799,005
Series 2026-1A, Class B, 5.42%, 03/20/56(a)		2,206	2,175,803
Series 2026-1A, Class C, 7.03%, 03/20/56(a)		5,000	4,897,758
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 4.69%, 10/25/34(b)		255	251,200
Series 2005-16, Class 1AF, 4.54%, 04/25/36(b)		1,676	1,501,011
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.23%, 02/25/37(b)		1,126	1,208,646
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.24%, 03/25/37(b)		6,649	7,056,516
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 05/25/47(b)		846	850,202
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 4.01%, 12/25/25(b)		2	15,075
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 4.63%, 08/25/47(b)		2,130	2,091,021
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.29%, 06/25/47(a)(b)		1,272	1,066,214
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.06%, 03/15/34(b)	USD	121	$ 120,318
CQS U.S. CLO 5 Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.46%, 01/17/39(a)(b)		360	359,678
CQS U.S. CLO Ltd., Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.65%), 6.32%, 01/25/37(a)(b)		1,910	1,902,626
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)		399	403,528
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		298	250,179
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.92%, 12/25/36(c)		296	241,516
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		198	197,684
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		2,962	2,490,679
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		2,695	76,584
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 4.13%, 07/25/37(a)(b)		363	241,899
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(a)(b)		250	250,211
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/15/38(a)(b)		1,040	1,039,801
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60(a)(c)		1,039	1,037,212
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 5.10%, 07/20/34(a)(b)		1,000	1,000,122
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.63%, 07/20/34(a)(b)		490	490,843
Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.93%, 02/28/38(a)(b)		1,290	1,289,615
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.32%, 02/22/34(b)(e)	EUR	990	1,144,877
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.26%, 01/25/29(c)	USD	28	69,546
Series 2006-S5, Class A5, 6.16%, 06/25/35		35	54,209
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 3.97%, 05/15/35(b)		9	9,044
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 3.97%, 05/15/36(b)		201	200,255
Security		Par (000)	Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 3.94%, 11/15/36(b)	USD	129	$ 127,198
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 3.93%, 01/15/37(b)		169	164,488
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)		7,295	7,225,219
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55(a)(c)		2,828	2,823,769
Diameter Capital CLO 12 Ltd., Series 2025- 12A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.16%, 10/20/38(a)(b)		2,240	2,238,805
Diameter Capital CLO 2 Ltd., Series 2021- 2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(a)(b)		250	250,211
Diameter Capital CLO 3 Ltd.
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		4,002	4,002,463
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/38(a)(b)		1,500	1,500,857
Diameter Capital CLO 5 Ltd., Series 2023- 5A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/15/39(a)(b)		3,330	3,328,296
Diameter Capital CLO 8 Ltd., Series 2024- 8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/20/37(a)(b)		22,190	22,209,554
Dowson PLC
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.08%, 08/20/31(b)(e)	GBP	344	453,810
Series 2024-1, Class E, (1-day SONIA + 3.95%), 7.68%, 08/20/31(b)(e)		408	539,244
Series 2024-1, Class F, (1-day SONIA + 6.95%), 10.68%, 08/20/31(b)(e)		496	649,995
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.95%, 08/20/34(a)(b)	USD	3,180	3,179,528
Dryden 113 CLO Ltd., Series 2022-113A, Class AR3, (3-mo. CME Term SOFR + 1.09%), 4.76%, 10/15/37(a)(b)		1,500	1,496,951
Dryden 30 Senior Loan Fund, Series 2013- 30A, Class CR, (3-mo. CME Term SOFR + 1.96%), 5.61%, 11/15/28(a)(b)		159	159,166
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 4.88%, 07/18/30(a)(b)		37	36,841
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.53%, 07/18/30(a)(b)		500	499,800
Dryden 53 CLO Ltd., Series 2017-53A, Class BR, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/31(a)(b)		430	429,678
Dryden 54 Senior Loan Fund, Series 2017- 54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 10/19/29(a)(b)		56	56,075
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 04/15/31(a)(b)		484	483,804
122026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 4.90%, 04/18/31(a)(b)	USD	212	$ 211,556
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 5.53%, 07/18/30(a)(b)		300	299,828
Dryden 68 CLO Ltd., Series 2019-68A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/35(a)(b)		250	249,638
Dryden 72 CLO Ltd., Series 2019-72A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.75%, 05/15/32(a)(b)		132	132,130
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(a)(b)		1,250	1,250,543
Dryden 80 CLO Ltd., Series 2019-80A, Class CRR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 01/17/33(a)(b)		120	119,854
Dryden 85 CLO Ltd., Series 2020-85A, Class A1LN, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/15/37(a)(b)(h)		1,770	1,775,221
Dryden 87 CLO Ltd., Series 2021-87A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.41%, 08/20/38(a)(b)		1,740	1,743,263
Eaton Vance CLO Ltd.
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.51%), 5.18%, 07/15/37(a)(b)		710	710,380
Series 2020-2A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(a)(b)		100	100,056
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 5.70%, 03/22/57(b)(e)	GBP	1,611	2,155,257
Series 2024-1, Class D, (1-day SONIA + 2.55%), 6.30%, 03/22/57(b)(e)		931	1,254,409
Edgeconnex Data Centers Europe BV, Series 2026-1X, Class A2, 04/30/56(c)(e)(i)	EUR	4,882	5,498,357
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)	USD	1,845	1,838,582
Elevation CLO Ltd.
Series 2013-1A, Class A1R3, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/25/38(a)(b)		2,500	2,500,943
Series 2018-10A, Class BR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/20/31(a)(b)		1,740	1,734,805
Series 2026-19A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.94%, 03/31/38(a)(b)		750	749,652
Elm Park CLO DAC
Series 1X, Class AR3, (3-mo. EURIBOR + 1.30%), 3.42%, 01/15/38(b)(e)	EUR	2,000	2,300,250
Series 1X, Class DR3, (3-mo. EURIBOR + 3.20%), 5.32%, 01/15/38(b)(e)		952	1,088,353
Elmwood CLO 14 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/20/38(a)(b)	USD	1,120	1,120,525
Elmwood CLO 22 Ltd., Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/17/38(a)(b)		1,500	1,498,052
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 26 Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37(a)(b)	USD	440	$ 440,000
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/18/37(a)(b)		1,040	1,040,251
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 04/20/37(a)(b)		4,760	4,761,363
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.10%, 07/17/37(a)(b)		2,410	2,411,834
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/20/37(a)(b)		1,517	1,517,752
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/22/38(a)(b)		4,855	4,840,485
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.12%), 4.78%, 04/20/37(a)(b)		1,020	1,016,832
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/37(a)(b)		6,690	6,691,959
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/37(a)(b)		1,600	1,599,008
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 6.72%, 10/20/37(a)(b)		250	246,960
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/18/37(a)(b)		670	670,758
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.02%, 04/18/37(a)(b)		1,000	983,018
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/17/37(a)(b)		790	790,290
Elmwood CLO X Ltd., Series 2021-3A, Class CR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 07/20/38(a)(b)		310	310,617
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(a)(b)		1,310	1,310,475
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 4.38%, 04/24/34(a)(b)	EUR	700	808,605
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 5.28%, 04/24/34(a)(b)		1,585	1,824,498
Fairbridge BV, Series 2025-1, Class C, (3- mo. EURIBOR + 1.80%), 3.82%, 02/24/62(b)(e)		260	301,980
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.50%, 11/25/35(b)	USD	2,810	2,793,743
FCT Noria 2025, Series 2025-1, Class E, (1-mo. EURIBOR + 2.75%), 4.69%, 07/25/43(b)(e)	EUR	600	694,437
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)	USD	3,471	$ 3,495,573
Series 2025-HE7, Class A, 5.15%, 11/25/55(a)(b)		2,809	2,790,493
Series 2026-HE1, Class A, 4.98%, 01/25/56(a)(b)		4,754	4,714,573
Series 2026-HE1, Class B, 5.18%, 01/25/56(a)(b)		557	550,828
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 4.42%, 10/25/34(b)		1,000	928,317
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.03%, 10/25/36(b)		1,737	1,106,485
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.11%, 10/25/36(b)		1,019	666,812
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.07%, 12/25/36(b)		8,578	3,326,546
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 3.94%, 12/25/36(b)		7,144	6,279,467
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.39%, 01/25/36(b)		2,883	2,640,514
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 3.97%, 08/25/37(a)(b)		673	337,600
FirstKey Homes Trust, Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,602,079
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.25%, 10/19/37(a)(b)		1,980	1,975,816
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/19/37(a)(b)		1,200	1,201,357
Flatiron CLO 24 Ltd., Series 2023-2A, Class D1R, (3-mo. CME Term SOFR + 2.35%), 5.94%, 01/15/39(a)(b)		470	453,758
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/17/37(a)(b)		1,140	1,140,336
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.27%, 10/17/37(a)(b)		600	600,342
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		6,068	6,042,253
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 3.60%, 10/18/34(b)	EUR	587	680,393
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.05%, 10/18/34(b)		1,687	1,973,163
Series 2026-1, Class E, (1-mo. EURIBOR + 3.50%), 10/18/37(b)(e)(i)		1,200	1,381,509
Fortuna Consumer Loan ABS DAC
Series 2025-2, Class D, (1-mo. EURIBOR + 1.40%), 3.35%, 10/18/35(b)(e)		700	807,715
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fortuna Consumer Loan ABS DAC
Series 2025-2, Class E, (1-mo. EURIBOR + 2.75%), 4.70%, 10/18/35(b)(e)	EUR	600	$ 691,076
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	USD	1,720	1,639,016
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		720	736,517
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,245	1,243,595
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		2,240	2,244,283
Series 2025-2A, Class D, 5.68%, 04/15/52(a)		1,004	999,859
Series 2025-2A, Class E, 8.35%, 04/15/52(a)		1,082	1,065,761
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.07%, 02/25/37(b)		1,642	1,231,408
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR + 1.30%), 3.33%, 07/20/38(b)(e)	EUR	831	962,522
Series 7, Class C, (3-mo. EURIBOR + 1.65%), 3.68%, 07/20/38(b)(e)		703	813,633
Golden Bar Securitisation Srl
Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 3.61%, 09/22/43(b)(e)		1,047	1,216,191
Series 2025-1, Class D, (3-mo. EURIBOR + 1.90%), 4.02%, 12/20/44(b)(e)		463	537,765
Golden Ray SA - Compartment 1, Series 1, Class C, (1-mo. EURIBOR + 2.00%), 3.95%, 12/27/57(b)(e)		300	343,934
Golden Ray SA Compartment 2, Series 2, Class C, (1-mo. EURIBOR + 1.50%), 3.45%, 12/27/58(b)(e)		200	231,545
GoldenTree Loan Management U.S. CLO 11 Ltd., Series 2021-11A, Class ER, (3- mo. CME Term SOFR + 4.90%), 8.57%, 10/20/34(a)(b)	USD	250	245,430
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/20/39(a)(b)		1,890	1,889,970
GoldenTree Loan Management U.S. CLO 25 Ltd., Series 2025-25A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 04/20/37(a)(b)		1,370	1,370,676
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		843	861,458
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1RR, (3-mo. CME Term SOFR + 1.47%), 5.13%, 02/09/39(a)(b)		8,040	8,055,389
Series 2017-19RA, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.04%, 10/20/36(a)(b)		4,740	4,732,760
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/20/37(a)(b)		1,490	1,490,397
142026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd.
Series 2019-44A, Class A1R, (3-mo. CME Term SOFR + 1.57%), 5.24%, 10/21/38(a)(b)	USD	10,480	$ 10,421,317
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.67%, 04/20/37(a)(b)		940	940,681
Series 2021-53A, Class AR, (3-mo. CME Term SOFR + 0.98%), 4.65%, 07/20/34(a)(b)		749	747,174
Series 2022-64A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/25/37(a)(b)		500	500,096
Series 2023-70A, Class CR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/25/37(a)(b)		440	439,854
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/25/37(a)(b)		860	860,265
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.34%, 10/25/37(a)(b)		390	389,517
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/25/37(a)(b)		260	255,117
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/25/38(a)(b)		250	250,270
Series 2025-78A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 04/21/39(a)(b)		250	248,463
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.98%, 07/20/38(a)(b)		1,080	1,080,471
Series 2025-83A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.24%, 11/09/38(a)(b)		3,000	3,005,288
Golub Capital Private Credit Fund CLO 2, Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.14%, 10/18/39(a)(b)		1,470	1,472,844
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		11,537	11,628,092
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		10,116	10,147,880
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		389	395,211
Series 2025-3A, Class A, 5.00%, 10/20/49(a)		12,453	12,398,089
Great Lakes CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/39(a)(b)		450	450,957
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(b)		432	431,219
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		4,990	5,061,823
Series 2024-1, Class B, 5.87%, 06/25/59(a)		800	810,479
Security		Par (000)	Value
Asset-Backed Securities (continued)
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/59(a)	USD	1,011	$ 1,015,818
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,269	1,272,757
Series 2025-2A, Class C, 5.26%, 06/25/60(a)		1,699	1,695,906
Series 2025-2A, Class D, 5.56%, 06/25/60(a)		1,356	1,351,036
Series 2025-2A, Class E, 7.79%, 06/25/60(a)		575	584,471
Series 2025-3A, Class A3, 4.52%, 12/27/60(a)		4,630	4,624,086
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 05/25/56(a)(c)		1,245	1,234,040
Series 2026-CES1, Class A2, 5.27%, 05/25/56(a)(c)		359	355,870
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.49%, 12/25/35(b)		836	371,498
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)		108	28,724
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,069	282,994
Series 2006-4, Class 1A1, 4.01%, 03/25/36(b)		1,423	982,169
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 3.93%, 03/25/36(b)		10	3,232
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		436	74,748
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.19%, 01/25/47(b)		633	308,206
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 7.17%, 02/25/37(b)		1,300	1,278,538
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.08%, 04/28/39(a)(b)		2,630	2,628,279
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.15%, 04/20/34(a)(b)		1,330	1,330,441
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/20/38(a)(b)		769	769,765
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/20/37(a)(b)		1,460	1,460,730
Hermitage 2025 PLC
Series 2025-1, Class D, (1-day SONIA + 1.70%), 5.43%, 04/21/33(b)(e)	GBP	648	854,745
Series 2025-1, Class E, (1-day SONIA + 3.20%), 6.93%, 04/21/33(b)(e)		468	628,159
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 5.33%, 04/21/33(b)(e)		335	443,617
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.08%, 04/21/33(b)(e)		208	276,936
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hermitage PLC
Series 2024-1, Class E, (1-day SONIA + 3.90%), 7.63%, 04/21/33(b)(e)	GBP	338	$ 452,977
Hill FL BV, Series 2024-2FL, Class D, (1-mo. EURIBOR + 1.95%), 3.91%, 10/18/32(b)(e)	EUR	401	458,465
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(h)	USD	35,912	36,903,633
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.39%, 07/25/36(b)		2,406	2,306,430
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.09%, 05/25/37(b)		1,174	992,737
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.88%, 07/25/34(b)		198	192,006
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		1,603	133,561
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,715	8,586,772
Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.15%), 4.87%, 04/24/39(a)(b)		3,210	3,203,505
Household Capital RMBS, Series 2025-1, Class A, (3-mo. BBSW + 1.90%), 5.63%, 07/21/87(b)(e)	AUD	3,427	2,346,399
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.07%, 05/20/32(a)(b)	USD	2,777	2,785,453
Series 2024-2, Class B2, (SOFR (30-day) + 1.35%), 5.02%, 10/20/32(a)(b)		3,053	3,057,569
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 4.87%, 09/20/33(a)(b)		2,749	2,756,606
Invesco CLO Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 04/20/35(a)(b)		1,857	1,858,561
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(a)(b)		1,177	1,177,589
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 5.82%, 01/15/34(b)(e)	EUR	350	398,649
Italian Stella Loans Srl, Series 2024-2, Class D, (1-mo. EURIBOR + 2.15%), 4.10%, 05/27/39(b)(e)		203	237,471
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.58%), 5.25%, 01/22/37(a)(b)	USD	8,523	8,550,550
Jersey Mike’s Funding LLC, Series 2026-1A, Class A2II, 5.48%, 02/15/56(a)		16,705	16,417,400
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 4.20%, 05/25/36(b)		363	361,779
Series 2007-CH1, Class MF1, 4.37%, 11/25/36(c)		120	123,473
JPMorgan Mortgage Trust, Series 2026- CES1, Class A1B, 4.96%, 06/25/56(a)(c)		970	962,601
Security		Par (000)	Value
Asset-Backed Securities (continued)
Kennedy Lewis CLO 12 Ltd., Series 2023- 12A, Class CR, (3-mo. CME Term SOFR + 2.00%), 5.67%, 07/20/38(a)(b)	USD	570	$ 571,813
Kennedy Lewis CLO 13 Ltd., Series 2023- 13A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.80%, 01/20/38(a)(b)		3,610	3,599,850
Kennedy Lewis CLO 19 Ltd., Series 2025- 19A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.92%, 04/22/36(a)(b)		2,000	1,998,646
Kennedy Lewis CLO 20 Ltd., Series 2024- 20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/25/38(a)(b)		260	259,913
Kennedy Lewis CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.10%, 07/20/37(a)(b)		10,700	10,706,444
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/20/37(a)(b)		3,000	2,999,422
Kennedy Lewis CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.29%, 04/22/37(a)(b)		5,673	5,674,878
KKR Financial CLO 17 Ltd., Series 17, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.53%, 04/15/34(a)(b)		295	295,092
KKR Financial CLO 21 Ltd., Series 21, Class A, (3-mo. CME Term SOFR + 1.26%), 4.93%, 04/15/31(a)(b)		86	86,076
KKR Financial CLO 27 Ltd., Series 27A, Class A1R2, (3-mo. CME Term SOFR + 1.11%), 4.78%, 01/15/35(a)(b)		1,978	1,974,843
KKR Financial CLO 30 Ltd., Series 30A, Class BR2, (3-mo. CME Term SOFR + 1.85%), 5.52%, 04/17/37(a)(b)		1,320	1,320,701
KKR Financial CLO 34 Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/34(a)(b)		3,680	3,674,755
KKR Financial CLO 48 Ltd., Series 48A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.16%, 10/20/38(a)(b)		740	739,788
KKR Financial CLO 54 Ltd., Series 2024- 54A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/15/38(a)(b)		570	569,911
KKR Financial CLO Ltd., Series 2013-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.09%, 10/15/38(a)(b)		790	789,210
Latitude Australia Credit Card Master Trust
Series 2026-1, Class C, (1-mo. BBSW + 1.65%), 09/22/38(b)(e)(i)	AUD	500	343,292
Series 2026-1, Class D, (1-mo. BBSW + 1.85%), 09/22/38(b)(e)(i)		1,337	919,410
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.00%, 04/15/31(a)(b)	USD	805	805,608
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/20/34(a)(b)		2,760	2,760,002
LCM 32 Ltd., Series 32A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.63%, 07/20/34(a)(b)		750	749,600
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/34(a)(b)		490	488,530
162026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)	USD	1,734	$ 1,694,620
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		2,124	464,724
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		2,442	2,220,593
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b)		359	360,858
Series 2002-A, Class C, 0.00%, 06/15/33		129	125,172
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 3.88%, 06/25/37(a)(b)		273	180,614
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		6,761	6,787,733
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		871	873,732
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,740	1,746,355
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		707	709,868
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,378	1,383,244
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		458	460,238
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		182	525,920
Series 2025-P2, Class A, 5.20%, 02/15/35(a)		6,333	6,360,055
Series 2025-P2, Class B, 5.59%, 04/15/35(a)		407	406,828
Series 2025-P2, Class C, 6.25%, 09/15/35(a)		820	819,175
Series 2025-P2, Class D, 6.47%, 12/15/35(a)		328	327,157
Series 2025-P2, Class E, 8.99%, 07/15/36(a)		526	524,511
Series 2025-P2, Class F, 13.02%, 01/15/37(a)		262	261,495
Series 2025-P2, Class R, 0.00%, 03/15/45(a)		114	283,654
Series 2026-P1, Class A, 6.98%, 08/15/37(a)(h)		2,442	2,543,028
Series 2026-P1, Class B, 6.86%, 08/15/37(a)(h)		600	616,680
Series 2026-P1, Class C, 2.40%, 08/15/37(a)(h)		580	553,798
Series 2026-P1, Class D, 1.15%, 08/15/37(a)(h)		405	377,662
Series 2026-P1, Class E, 1.00%, 08/15/37(a)(h)		200	179,755
Series 2026-P1, Class F, 0.90%, 08/15/37(a)(h)		205	174,668
Series 2026-P1, Class R, 0.00%, 03/15/41(a)(h)		38	12,333
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(a)		8,197	8,192,792
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)	USD	730	$ 674,747
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,155,417
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	826,617
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	965,472
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		1,304	1,303,380
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		399	400,106
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		1,277	1,278,005
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		6,997	7,021,091
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		454	457,847
Series 2025-3A, Class A, 4.51%, 05/21/35(a)		8,510	8,450,973
Series 2025-3A, Class B, 4.83%, 05/21/35(a)		1,407	1,390,820
Series 2025-3A, Class C, 5.04%, 05/21/35(a)		409	404,751
LMRE Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(a)		3,162	3,077,893
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		3,916	3,256,470
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		3,739	3,093,950
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.09%, 06/25/36(b)		2,850	1,329,135
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.11%, 08/25/36(b)		7,510	2,942,707
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		7,743	7,784,710
Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		2,282	2,295,782
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(a)		3,575	3,534,311
Madison Park Funding LI Ltd., Series 2021- 51A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/19/38(a)(b)		540	539,648
Madison Park Funding LIX Ltd., Series 2021- 59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37(a)(b)		230	230,101
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/27/34(a)(b)		3,340	3,339,066
Madison Park Funding LXI Ltd., Series 2023- 61A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.87%, 01/20/39(a)(b)		850	849,386
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(a)(b)	USD	6,610	$ 6,617,077
Madison Park Funding LXXI Ltd.
Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/23/38(a)(b)		9,325	9,294,363
Series 2025-71A, Class B, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/23/38(a)(b)		250	249,267
Madison Park Funding LXXIII Ltd., Series 2025-73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.66%, 10/17/38(a)(b)		730	731,446
Madison Park Funding XL-R Ltd., Series 2025-40RA, Class A, (3-mo. CME Term SOFR + 1.29%), 5.12%, 10/16/38(a)(b)		3,000	3,000,245
Madison Park Funding XXII Ltd., Series 2016-22A, Class AR2, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/15/38(a)(b)		3,000	2,999,238
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/20/29(a)(b)		159	159,121
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/20/38(a)(b)		500	499,253
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/16/37(a)(b)		1,780	1,780,640
Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/16/37(a)(b)		290	290,334
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/23/37(a)(b)		4,110	4,114,523
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/32(a)(b)		2,603	2,602,569
Madison Park Funding XXXV Ltd., Series 2019-35A, Class A1R2, (3-mo. CME Term SOFR + 1.22%), 4.80%, 02/13/39(a)(b)		8,715	8,708,853
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/15/37(a)(b)		670	670,267
Marble Point CLO XV Ltd., Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.27%, 07/23/32(a)(b)		1,395	1,389,269
Marble Point CLO XVII Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.44%), 5.11%, 07/20/37(a)(b)		1,720	1,720,311
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/36(a)	USD	1,265	$ 1,187,126
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		5,718	5,764,082
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		304	308,978
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		1,277	1,307,910
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,400	1,425,532
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		10,592	10,670,821
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,425	1,436,238
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		1,462	1,474,975
Series 2025-BA, Class A, 4.59%, 11/22/38(a)		7,143	7,107,884
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.31%, 06/25/36(a)(b)		841	796,404
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.35%, 05/25/37(b)		1,318	1,142,654
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.31%, 06/25/46(a)(b)		158	153,117
Menlo CLO IV Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.89%, 03/20/39(a)(b)		1,130	1,127,954
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.27%, 05/25/37(b)		726	531,079
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.18%, 08/25/37(b)		395	413,469
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 3.97%, 06/25/37(b)		803	164,511
Metro Finance Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.90%), 5.85%, 10/15/31(b)	AUD	500	347,131
Series 2025-1, Class D, (1-mo. BBSW + 2.20%), 6.15%, 10/15/31(b)		650	451,589
MF1 LLC, Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 5.83%, 06/19/37(a)(b)	USD	2,815	2,815,188
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		4,399	4,404,360
MidOcean Credit CLO XII Ltd., Series 2023- 12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/18/38(a)(b)		3,170	3,170,927
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 3.39%, 09/16/41(b)(e)	EUR	171	198,359
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 3.94%, 09/16/41(b)(e)		135	156,896
182026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)	USD	3,222	$ 2,915,781
Montgomery Square Consumer Funding 1 PLC, Series 1, Class C, (1-day SONIA + 1.55%), 5.28%, 03/17/36(b)(e)	GBP	117	154,859
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 4.39%, 12/25/34(b)	USD	820	781,610
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 4.66%, 09/25/35(b)		2,887	2,433,219
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 3.86%, 10/25/36(b)		1,622	702,254
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 7.59%, 02/25/47(a)(b)		142	138,807
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.11%, 04/25/36(b)		1,233	846,414
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		1,849	383,525
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		707	181,947
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 4.13%, 11/25/36(b)		3,430	510,840
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.29%, 11/25/36(b)		993	270,286
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)		1,352	460,295
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(c)		5,887	2,003,406
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,055	985,569
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		397	351,066
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		519	457,638
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		356	328,823
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.41%, 04/25/37(b)		3,320	3,174,698
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		404	404,350
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		4,359	4,324,069
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 4.69%, 11/15/68(a)(b)		715	713,319
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		42	42,072
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,239,007
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
Series 2021-DA, Class B, 2.61%, 04/15/60(a)	USD	772	$ 689,500
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,078	1,936,739
Series 2024-A, Class A, 5.66%, 10/15/72(a)		4,625	4,690,009
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%, 09/15/55(a)		6,360	6,317,832
Series 2025-C, Class A, 4.80%, 10/15/55(a)		4,436	4,412,635
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	3,139,788
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		21,590	19,535,455
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,527,659
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	2,118,315
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	11,770,098
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	738,502
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,350,739
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	11,003,700
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	574,592
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	881,710
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		7,353	6,631,147
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	290,160
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 5.91%, 11/25/53(a)(b)		1,977	2,002,977
Series 2025-BA, Class A1B, (SOFR (30- day) + 1.35%), 5.02%, 05/17/55(a)(b)		14,658	14,730,698
Series 2025-BA, Class B, 4.98%, 05/17/55(a)		7,795	7,717,981
Series 2025-BA, Class C, 5.38%, 05/17/55(a)		4,319	4,248,840
Series 2025-BA, Class D, 6.04%, 05/17/55(a)		1,257	1,236,448
Series 2025-CA, Class A1B, (SOFR (30- day) + 1.35%), 5.02%, 06/22/65(a)(b)		7,257	7,307,732
Series 2025-CA, Class D, 5.82%, 06/22/65(a)		4,599	4,485,468
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class AR3, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/22/38(a)(b)		920	920,518
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/15/39(a)(b)		680	678,610
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/20/39(a)(b)	USD	8,100	$ 8,102,391
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R2, (3-mo. CME Term SOFR + 1.30%), 4.97%, 07/20/39(a)(b)		740	740,384
Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/39(a)(b)		1,000	999,230
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3- mo. CME Term SOFR + 1.50%), 5.17%, 01/20/37(a)(b)		780	779,818
Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class D1R2, (3-mo. CME Term SOFR + 2.80%), 6.47%, 10/23/36(a)(b)		590	581,960
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 4.47%, 12/25/35(b)		2,184	1,967,900
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/38(a)(b)		1,990	1,991,194
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 10/20/38(a)(b)		1,070	1,070,659
New Mountain CLO 8 Ltd., Series CLO-8A, Class A1, (3-mo. CME Term SOFR + 1.27%), 5.13%, 10/20/38(a)(b)		560	559,797
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		699	686,464
Newbridge Park CLO DAC
Series 1X, Class A, (3-mo. EURIBOR + 1.22%), 3.42%, 04/15/40(b)(e)	EUR	330	381,431
Series 1X, Class D, (3-mo. EURIBOR + 2.50%), 4.70%, 04/15/40(b)(e)		1,110	1,260,250
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 5.13%, 07/15/32(b)(e)	GBP	655	870,494
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 5.63%, 07/15/32(b)(e)		780	1,035,117
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 6.38%, 07/15/32(b)(e)		1,645	2,194,431
Series 2025-2X, Class C, (1-day SONIA + 1.50%), 5.23%, 07/15/33(b)(e)		981	1,294,521
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.19%, 10/25/36(a)(b)	USD	40	82,092
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 3.59%, 02/25/43(b)(e)	EUR	363	420,495
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 5.49%, 02/25/43(b)(e)		363	423,373
Security		Par (000)	Value
Asset-Backed Securities (continued)
Noria
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 6.44%, 02/25/43(b)(e)	EUR	218	$ 252,670
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/20/38(a)(b)	USD	4,590	4,575,287
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/38(a)(b)		930	928,543
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 4.64%, 01/15/35(a)(b)		2,100	2,095,615
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.24%, 10/22/37(a)(b)		790	788,279
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.67%, 10/22/37(a)(b)		250	248,305
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(a)(b)		1,200	1,200,300
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		411	121,026
Series 2001-D, Class A4, 6.93%, 09/15/31(b)		261	94,925
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		2,751	2,779,240
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.33%, 04/26/31(a)(b)		152	152,026
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.35%, 10/18/37(a)(b)		1,960	1,961,079
Series 2016-12A, Class CR3, (3-mo. CME Term SOFR + 2.00%), 5.67%, 10/18/37(a)(b)		1,250	1,253,722
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/18/37(a)(b)		1,575	1,575,017
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37(a)(b)		8,965	8,969,352
Series 2017-13A, Class X, (3-mo. CME Term SOFR + 1.10%), 4.77%, 11/26/37(a)(b)		447	446,668
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/20/37(a)(b)		1,570	1,570,665
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.04%, 07/20/37(a)(b)		330	330,145
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.77%, 07/20/37(a)(b)		390	390,397
Series 2020-19A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/20/38(a)(b)		5,500	5,488,957
202026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2020-19A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.37%, 04/20/38(a)(b)	USD	530	$ 524,081
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/18/37(a)(b)		360	360,394
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.89%, 10/17/38(a)(b)		750	749,435
Series 2021-22A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/37(a)(b)		1,380	1,380,215
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/37(a)(b)		660	660,370
Series 2024-31A, Class AR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/20/39(a)(b)		3,180	3,173,093
Series 2024-34A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/15/37(a)(b)		340	340,489
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/16/37(a)(b)		289	289,162
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(a)(b)		1,390	1,390,832
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 5.35%, 10/15/37(a)(b)		1,390	1,390,780
Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.92%, 05/21/38(a)(b)		2,060	2,058,125
Series 2025-45A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.10%, 10/15/38(a)(b)		1,260	1,259,180
Series 2025-46A, Class A, (3-mo. CME Term SOFR + 1.20%), 5.05%, 10/15/38(a)(b)		1,690	1,687,910
Series 2025-46A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.55%, 10/15/38(a)(b)		910	906,925
Series 2025-46A, Class D1, (3-mo. CME Term SOFR + 2.45%), 6.30%, 10/15/38(a)(b)		360	348,961
OCP Euro CLO DAC
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 4.33%, 04/20/33(a)(b)	EUR	250	288,732
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 5.33%, 04/20/33(a)(b)		250	288,311
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.58%, 10/15/34(a)(b)	USD	250	250,045
Octagon 59 Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.95%), 5.60%, 05/15/35(a)(b)		2,200	2,201,535
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.09%), 4.76%, 10/15/33(a)(b)	USD	3,940	$ 3,934,209
OHA Credit Funding 10-R Ltd., Series 2021- 10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.93%, 07/18/37(a)(b)		2,420	2,417,580
OHA Credit Funding 16-R Ltd., Series 2023- 16RA, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/20/38(a)(b)		1,720	1,718,282
OHA Credit Funding 17-R Ltd., Series 2024- 17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/20/39(a)(b)		3,240	3,233,169
OHA Credit Funding 2 Ltd., Series 2019-2A, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/21/38(a)(b)		250	249,767
OHA Credit Funding 22 Ltd., Series 2025- 22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/20/38(a)(b)		3,000	3,000,361
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 4.96%, 01/22/38(a)(b)		3,170	3,169,932
OHA Credit Funding 5 Ltd., Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/18/37(a)(b)		420	420,410
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 10/20/37(a)(b)		850	850,330
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/19/38(a)(b)		6,346	6,345,529
OHA Credit Funding 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/19/37(a)(b)		2,780	2,780,809
OHA Credit Partners XI Ltd., Series 2015- 11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.13%, 04/20/37(a)(b)		3,780	3,781,134
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/18/37(a)(b)		5,388	5,389,342
OHA Loan Funding Ltd.
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/19/38(a)(b)		1,830	1,829,380
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/20/37(a)(b)		3,750	3,751,130
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/20/37(a)(b)		250	250,244
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 02/25/61(a)		8,738	8,566,646
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,544,197
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		17,503	18,322,181
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		2,126	2,139,174
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 4.53%, 11/25/35(b)	USD	4,030	$ 3,552,391
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 4.00%, 03/25/37(b)		2,360	2,039,321
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		1,598	1,368,868
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		3,808	3,291,956
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		225	220,754
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/20/37(a)(b)		15,180	15,185,526
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/37(a)(b)		1,380	1,381,561
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(b)		579	580,224
Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.31%), 4.99%, 10/15/37(a)(b)		34	33,827
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 04/20/36(a)(b)		430	430,129
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 5.45%, 04/20/34(a)(b)		900	902,377
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.07%, 04/20/38(a)(b)		2,110	2,101,250
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/36(a)(b)		3,925	3,925,584
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)		1,428	1,302,076
OZLM Funding II Ltd., Series 2012-2A, Class AR4, (3-mo. CME Term SOFR + 1.20%), 4.87%, 07/30/37(a)(b)		1,970	1,968,267
OZLM XIX Ltd.
Series 2017-19A, Class A1R3, (3-mo. CME Term SOFR + 1.00%), 4.66%, 01/15/35(a)(b)		2,680	2,679,970
Series 2017-19A, Class B1R3, (3-mo. CME Term SOFR + 1.60%), 5.26%, 01/15/35(a)(b)		1,130	1,121,319
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 5.48%, 04/15/31(a)(b)		2,126	2,121,369
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 5.63%, 07/20/32(a)(b)		750	749,839
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,935,676
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(a)(b)	USD	610	$ 610,448
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.02%, 07/20/37(a)(b)		1,530	1,530,372
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 6.62%, 07/20/37(a)(b)		550	539,638
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/37(a)(b)		3,270	3,267,743
Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.23%, 10/20/38(a)(b)		1,440	1,439,825
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2R, (3-mo. CME Term SOFR + 1.15%), 4.81%, 08/08/32(a)(b)		3,465	3,451,482
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34(a)(b)		5,120	5,117,907
Series 2025-3A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.11%, 01/15/34(a)(b)		310	302,877
Series 2025-3A, Class D, (3-mo. CME Term SOFR + 4.40%), 8.11%, 01/15/34(a)(b)		520	505,461
Panorama Auto Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.55%), 5.50%, 03/15/33(b)(e)	AUD	732	505,498
Series 2025-1, Class E, (1-mo. BBSW + 3.40%), 7.35%, 03/15/33(b)(e)		540	375,393
Series 2025-4, Class C, (1-mo. BBSW + 1.50%), 5.56%, 04/20/34(b)(e)		2,337	1,610,382
Series 2026-1, Class C, (1-mo. BBSW + 1.50%), 5.62%, 03/15/34(b)(e)		889	611,642
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/20/37(a)(b)	USD	1,460	1,460,850
Series 2022-2A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/20/37(a)(b)		250	250,138
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 01/25/38(a)(b)		1,080	1,080,491
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/20/39(a)(b)		4,760	4,759,025
Series 2025-10A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 01/20/39(a)(b)		990	980,215
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/25/38(a)(b)		2,000	1,997,632
Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.26%, 10/25/38(a)(b)		950	949,689
222026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Blue CLO Ltd.
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 6.08%, 10/20/38(a)(b)	USD	2,350	$ 2,356,788
Pavillion Consumer PLC, Series 2025-1X, Class C, (1-day SONIA + 1.60%), 5.33%, 01/25/36(b)(e)	GBP	1,021	1,348,741
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 5.03%, 07/16/29(b)(e)		684	907,652
Series 2024-1, Class C, (1-day SONIA + 2.15%), 5.88%, 07/16/29(b)(e)		151	201,501
Penta CLO 12 DAC, Series 2022-12X, Class ARR, (3-mo. EURIBOR + 1.28%), 3.30%, 11/09/38(b)(e)	EUR	3,000	3,457,164
Penta CLO 17 DAC
Series 2024-17X, Class AR, (3-mo. EURIBOR + 1.21%), 3.23%, 02/15/39(b)(e)		500	574,776
Series 2024-17X, Class DR, (3-mo. EURIBOR + 2.60%), 4.62%, 02/15/39(b)(e)		370	409,495
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(h)	USD	12,000	12,049,200
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.89%, 10/20/38(a)(b)		960	959,306
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(a)		6,348	6,266,955
Point Broadband & Funding LLC, Series 2025-1A, Class C, 8.16%, 07/20/55(a)		2,274	2,317,862
Pony SA
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 3.14%, 01/14/33(b)(e)	EUR	328	379,523
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 3.59%, 01/14/33(b)(e)		246	285,772
Post CLO Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/20/38(a)(b)	USD	1,340	1,340,352
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/20/38(a)(b)		1,620	1,621,006
Series 2023-1A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/20/38(a)(b)		1,080	1,069,366
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.09%, 01/20/38(a)(b)		950	950,651
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.04%, 07/25/51(a)(b)		911	908,699
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.29%, 07/25/51(a)(b)		183	181,766
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 7.54%, 07/25/51(a)(b)		106	105,752
Security		Par (000)	Value
Asset-Backed Securities (continued)
Prodigy Finance DAC
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 9.69%, 07/25/51(a)(b)	USD	73	$ 72,821
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		1,764	1,690,183
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		7,124	6,974,665
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,616,679
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,301,505
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,534,243
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,554,369
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,025	1,904,945
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		1,012	953,597
Series 2026-SFR1, Class E, 4.10%, 02/17/43(a)		1,000	923,252
Providus CLO XIV DAC
Series 14X, Class A, (3-mo. EURIBOR + 1.23%), 3.50%, 04/18/40(b)(e)	EUR	2,000	2,306,768
Series 14X, Class D, (3-mo. EURIBOR + 2.65%), 4.92%, 04/18/40(b)(e)		961	1,079,384
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(a)	USD	7,979	7,815,570
Series 2026-1A, Class B, 6.73%, 01/05/56(a)		1,319	1,305,425
Series 2026-2A, Class A2, 5.85%, 01/05/56(a)		2,889	2,828,962
Series 2026-5A, Class A2, 6.18%, 03/05/56(a)		3,656	3,638,027
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 4.45%, 06/15/41(b)(e)	EUR	251	292,362
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 5.85%, 06/15/41(b)(e)		204	237,778
Rad CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.10%, 01/15/35(a)(b)	USD	3,680	3,680,664
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.22%, 07/15/37(a)(b)		325	325,114
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(a)(b)		250	250,125
Rad CLO 21 Ltd., Series 2023-21A, Class CR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/37(a)(b)		1,500	1,494,412
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/20/37(a)(b)		1,400	1,398,397
RAF ABS, Series 2025-1, Class C, (1-mo. BBSW + 1.45%), 5.31%, 12/09/31(b)(e)	AUD	500	344,778
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. CME Term SOFR + 0.62%), 4.41%, 07/25/34(b)	USD	927	738,183
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.58%, 04/25/44(a)(b)	USD	848	$ 872,218
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 3.41%, 07/28/36(b)(e)	EUR	245	284,228
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/25/38(a)(b)	USD	5,320	5,321,530
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 07/25/38(a)(b)		2,870	2,872,585
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)		6,490	6,490,753
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 5.67%, 04/17/37(a)(b)		2,438	2,440,611
Regatta XI Funding Ltd., Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/17/37(a)(b)		3,270	3,275,473
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(a)(b)		3,640	3,642,105
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/20/38(a)(b)		1,020	1,019,697
Regatta XVII Funding Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(a)(b)		1,240	1,240,650
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/15/38(a)(b)		2,138	2,132,247
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(a)(b)		750	746,639
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/26/37(a)(b)		4,350	4,352,320
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	1,024,101
Series 2021-3, Class A, 3.88%, 10/17/33(a)(h)		21,460	21,084,450
Series 2022-1, Class B, 3.71%, 03/15/32(a)		661	658,997
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	530,996
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,697,675
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,047	1,067,980
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,860	1,867,136
Series 2024-2, Class D, 6.33%, 12/15/33(a)		271	272,441
Series 2025-2, Class A, 4.59%, 11/16/37(a)		10,082	9,971,191
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		695	699,600
Security		Par (000)	Value
Asset-Backed Securities (continued)
Republic Finance Issuance Trust
Series 2024-A, Class C, 7.28%, 08/20/32(a)	USD	340	$ 342,722
Series 2024-A, Class D, 9.49%, 08/20/32(a)		1,401	1,418,990
Series 2024-B, Class A, 5.42%, 11/20/37(a)		10,434	10,565,851
Series 2024-B, Class B, 5.86%, 11/20/37(a)		3,690	3,747,625
Series 2025-A, Class A, 4.59%, 11/20/34(a)		9,326	9,284,659
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		6,786	6,635,458
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.03%, 04/20/34(a)(b)		4,827	4,826,776
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.12%, 10/20/30(a)(b)		2	1,923
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.02%, 05/20/31(a)(b)		831	831,652
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 5.64%, 05/20/31(a)(b)		1,500	1,499,164
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/20/31(a)(b)		166	166,135
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 5.73%, 10/20/31(a)(b)		600	599,383
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.03%, 10/20/31(a)(b)		250	250,972
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.10%), 4.77%, 04/20/34(a)(b)		1,240	1,238,588
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.79%, 08/20/32(a)(b)		189	189,214
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.58%, 07/20/34(a)(b)		1,110	1,111,328
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.96%, 03/31/38(a)(b)		2,590	2,587,773
Series 2025-3A, Class D1, (3-mo. CME Term SOFR + 3.17%), 6.83%, 03/31/38(a)(b)		550	545,922
Rockford Tower Europe CLO DAC
Series 2025-3X, Class A, (3-mo. EURIBOR + 1.31%), 3.39%, 01/15/40(b)(e)	EUR	4,760	5,507,348
Series 2025-3X, Class D, (3-mo. EURIBOR + 3.10%), 5.18%, 01/15/40(b)(e)		830	955,918
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.81%, 07/25/31(a)(b)	USD	36	36,019
242026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.08%, 10/23/30(a)(b)	USD	750	$ 753,206
RR 20 Ltd., Series 2022-20A, Class CR, (3-mo. CME Term SOFR + 2.60%), 6.27%, 07/15/37(a)(b)		750	715,393
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/15/37(a)(b)		500	500,079
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 07/15/39(a)(b)		300	300,150
RR 36 Ltd., Series 2024-36RA, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.96%, 01/15/40(a)(b)		550	550,004
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/15/40(a)(b)		9,490	9,461,889
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/15/40(a)(b)		570	569,400
RR 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 07/15/39(a)(b)		720	720,457
Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 5.62%, 07/15/39(a)(b)		1,000	1,000,421
RR 7 Ltd., Series 2019-7A, Class A2B, (3- mo. CME Term SOFR + 1.85%), 5.52%, 01/15/37(a)(b)		220	220,000
RR 8 Ltd., Series 2020-8A, Class A1A2, (3- mo. CME Term SOFR + 1.23%), 4.90%, 01/15/39(a)(b)		760	759,617
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 3.77%, 01/15/37(a)(b)	EUR	1,160	1,341,367
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/38(a)(b)	USD	13,510	13,521,671
Sagard-Halseypoint CLO 8 Ltd., Series 2024- 8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/30/38(a)(b)		2,920	2,921,234
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 02/25/56(a)(c)		2,000	1,998,663
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/20/38(a)(b)		1,840	1,840,719
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/20/38(a)(b)		570	570,160
Sandstone Peak IV Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(a)(b)		3,620	3,620,498
Series 2025-1A, Class C1, (3-mo. CME Term SOFR + 2.05%), 5.71%, 01/20/39(a)(b)		1,070	1,073,597
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sandstone Peak IV Ltd.
Series 2025-1A, Class D1, (3-mo. CME Term SOFR + 3.10%), 6.76%, 01/20/39(a)(b)	USD	1,070	$ 1,058,991
Santander Consumo 10 FT
Series 10, Class C, (3-mo. EURIBOR + 1.50%), 3.74%, 05/22/41(b)(e)	EUR	1,100	1,271,481
Series 10, Class D, (3-mo. EURIBOR + 1.90%), 4.14%, 05/22/41(b)(e)		1,200	1,387,069
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class C, (3-mo. EURIBOR + 1.50%), 3.53%, 01/21/40(b)(e)		900	1,041,716
Series 8, Class D, (3-mo. EURIBOR + 2.75%), 4.78%, 01/21/40(b)(e)		300	346,431
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.69%, 08/25/35(c)	USD	587	456,711
SC Germany SA Compartment Consumer
Series 2024-2, Class C, (1-mo. EURIBOR + 1.40%), 3.34%, 05/14/38(b)(e)	EUR	800	925,268
Series 2024-2, Class D, (1-mo. EURIBOR + 1.70%), 3.64%, 05/14/38(b)(e)		500	579,123
Series 2025-1, Class D, (1-mo. EURIBOR + 1.75%), 3.69%, 12/14/38(b)(e)		500	580,324
Sculptor CLO XXXVI Ltd., Series 36A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/30/39(a)(b)	USD	2,030	2,027,873
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 4.80%, 10/25/35(b)		340	269,901
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.01%, 02/25/37(b)		326	130,170
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.33%, 02/25/37(b)		3,472	1,387,092
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.23%, 01/25/37(b)		575	438,760
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		1,340	1,318,511
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		2,888	2,945,437
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,273	1,275,038
Series 2025-1, Class A2, 5.50%, 07/25/55(a)		7,131	6,990,362
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.11%, 07/25/36(b)		853	174,505
Shackleton CLO Ltd., Series 2013-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.48%, 07/15/30(a)(b)		88	88,362
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/18/37(a)(b)		2,000	2,001,327
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/18/37(a)(b)	USD	520	$ 520,380
Signal Peak CLO 3 Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.26%, 01/23/37(a)(b)		1,350	1,350,600
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/25/37(a)(b)		2,620	2,620,673
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 5.87%, 04/25/37(a)(b)		610	607,102
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 10/20/37(a)(b)		400	400,359
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/20/37(a)(b)		270	270,511
Signal Peak CLO 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/21/38(a)(b)		650	650,323
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/20/38(a)(b)		1,250	1,249,870
Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.29%, 10/15/38(a)(b)		3,270	3,271,003
Silver Point CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.18%, 10/15/38(a)(b)		5,260	5,257,730
Silver Point CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.01%, 01/18/39(a)(b)		1,530	1,528,661
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/20/37(a)(b)		860	860,743
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.88%, 04/15/38(a)(b)		2,840	2,836,239
Silver Point Euro CLO 1 DAC
Series 1X, Class A, (3-mo. EURIBOR + 1.35%), 3.45%, 01/15/39(b)(e)	EUR	1,465	1,693,465
Series 1X, Class D, (3-mo. EURIBOR + 3.00%), 5.10%, 01/15/39(b)(e)		370	424,524
Silver Point SCF CLO V Ltd., Series 2025- 1A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/20/38(a)(b)	USD	7,080	7,094,224
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/21/37(a)(b)		1,690	1,690,465
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 4.82%, 01/20/38(a)(b)		1,570	1,565,683
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, (3-mo. CME Term SOFR + 1.17%), 4.83%, 01/21/39(a)(b)		4,210	4,201,663
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/17/38(a)(b)		250	250,125
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XXII Ltd., Series 2023-22A, Class AR, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/21/38(a)(b)	USD	2,626	$ 2,619,176
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 4.34%, 06/15/33(b)		129	128,784
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 8.54%, 10/15/41(a)(b)		8,818	9,249,495
Small Business Origination Loan Trust DAC, Series 2025-1, Class B, (1-day SONIA + 2.60%), 6.33%, 12/15/36(b)(e)	GBP	141	184,883
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)	USD	44	44,237
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		5,585	5,278,942
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,036,362
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,022	5,308,557
Series 2021-C, Class B, 2.30%, 01/15/53(a)		354	346,186
Series 2021-C, Class C, 3.00%, 01/15/53(a)		416	375,000
SoFi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%, 02/25/36(a)		17,923	17,921,421
Series 2026-B, Class B, 4.90%, 02/25/36(a)		1,791	1,789,056
Series 2026-B, Class C, 5.20%, 02/25/36(a)		1,710	1,707,705
Series 2026-B, Class D, 5.56%, 02/25/36(a)		1,678	1,676,033
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(a)		178	2,374,296
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		2,835	2,850,898
Series 2024-1, Class R1, 0.00%, 02/12/31(a)		162	3,121,731
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		2,017	2,018,896
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 4.59%, 01/25/35(b)		31	26,699
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 4.81%, 11/25/35(b)		547	468,271
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.32%, 01/25/37(b)		782	817,497
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 3.62%, 04/15/33(b)(e)	EUR	1,420	1,630,842
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 6.19%, 04/17/38(a)(b)	USD	199	198,552
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(h)		1,000	—
262026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)	USD	3,317	$ 3,327,367
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		30	28,534
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 4.84%, 05/25/37(a)(b)		2,109	1,759,863
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,704	5,753,351
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		5,981	5,965,985
Sunrise SPV 97 S.r.l., Series 2025-2, Class D, (1-mo. EURIBOR + 1.55%), 3.50%, 10/27/50(b)(e)	EUR	420	483,506
Sunrise Spv 98 S.r.l.
Series 2026-1, Class D, (1-mo. EURIBOR + 1.50%), 3.52%, 04/27/51(b)(e)		704	813,751
Series 2026-1, Class E, (1-mo. EURIBOR + 2.85%), 4.87%, 04/27/51(b)(e)		747	863,462
Switch ABS Issuer LLC, Series 2026-1A, Class A21, 5.61%, 03/27/56(a)	USD	3,243	3,248,888
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/20/38(a)(b)		960	960,668
Series 2025-7A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.67%, 08/28/38(a)(b)		250	248,257
Symphony CLO 38 Ltd., Series 2023-38A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 07/24/38(a)(b)		1,240	1,240,324
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(a)(b)		2,640	2,640,941
Symphony CLO 43 Ltd., Series 2024-43A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 04/15/37(a)(b)		991	991,298
Symphony CLO 52 Ltd., Series 2025-52A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/20/36(a)(b)		1,000	999,304
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/16/31(a)(b)		40	39,572
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/15/31(a)(b)		438	438,536
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/16/32(a)(b)		1,110	1,107,398
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 4.57%, 07/15/32(a)(b)		1,023	1,022,793
Symphony CLO XXIX Ltd., Series 2021-29A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/35(a)(b)		2,600	2,598,570
Symphony CLO XXXIII Ltd., Series 2022- 33A, Class AR, (3-mo. CME Term SOFR + 1.26%), 4.93%, 01/24/38(a)(b)		2,000	1,998,969
Security		Par (000)	Value
Asset-Backed Securities (continued)
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)	USD	8,563	$ 8,431,441
TAGUS-Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6, Series 6, Class C, (3-mo. EURIBOR + 1.70%), 3.83%, 12/25/39(b)(e)	EUR	500	579,707
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, (1-mo. EURIBOR + 1.80%), 3.75%, 10/27/42(b)(e)		210	243,666
Series 2, Class C, (1-mo. EURIBOR + 2.60%), 4.55%, 10/27/42(b)(e)		140	163,668
Series 2, Class D, (1-mo. EURIBOR + 4.00%), 5.95%, 10/27/42(b)(e)		267	311,584
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.93%, 10/13/32(a)(b)	USD	584	583,594
TCW CLO Ltd.
Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/20/38(a)(b)		1,270	1,269,982
Series 2024-2A, Class C, (3-mo. CME Term SOFR + 2.15%), 5.82%, 07/17/37(a)(b)		300	301,086
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 4.81%, 06/25/36(b)		359	340,091
Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.00%), 4.67%, 04/20/34(a)(b)		1,900	1,896,379
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/15/34(a)(b)		5,120	5,121,289
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/25/37(a)(b)		750	750,316
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(a)(b)		2,680	2,682,816
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 7.37%, 04/25/37(a)(b)		250	245,229
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 5.15%, 12/20/66(b)(e)	GBP	272	359,955
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 5.65%, 12/20/66(b)(e)		334	443,475
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/20/37(a)(b)	USD	4,480	4,481,413
Trestles CLO IV Ltd., Series 2021-4A, Class AR1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 10/30/38(a)(b)		6,050	6,048,380
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.13%, 01/15/39(a)(b)		4,120	4,118,890
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/25/37(a)(b)		7,370	7,374,192
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/20/34(a)(b)	USD	230	$ 229,855
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/25/38(a)(b)		3,450	3,442,944
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/25/37(a)(b)		1,000	1,000,228
Trestles CLO VIII Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 06/11/35(a)(b)		2,030	2,029,518
Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,298,006
Trimaran CAVU Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/23/37(a)(b)		1,970	1,971,784
Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.50%), 6.15%, 10/25/34(a)(b)		250	241,246
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 03/20/38(a)(b)		1,600	1,599,161
Series 2023-2A, Class CR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/20/39(a)(b)		500	500,073
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/25/38(a)(b)		4,940	4,943,024
Trinitas CLO XIV Ltd., Series 2020-14A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/25/34(a)(b)		3,460	3,456,434
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 4.89%, 01/20/35(a)(b)		870	869,240
Trinitas CLO XXI Ltd., Series 2022-21A, Class D1R, (3-mo. CME Term SOFR + 2.90%), 6.57%, 04/20/38(a)(b)		1,140	1,132,416
Trinitas CLO XXIX Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.49%), 5.16%, 07/23/37(a)(b)		310	310,072
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/25/37(a)(b)		1,480	1,480,305
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/23/37(a)(b)		2,140	2,141,166
Trinitas CLO XXXII Ltd., Series 2025-32A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/23/38(a)(b)		1,110	1,110,425
U.S. Bank N.A., Series 2026-RVM1, Class B1, 4.96%, 12/25/46(a)		7,106	7,072,933
Unity-Peace Park CLO Ltd., Series 2022-1A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.51%, 04/20/35(a)(b)		1,500	1,488,762
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(a)		2,623	2,607,913
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(a)		2,665	2,670,702
Security		Par (000)	Value
Asset-Backed Securities (continued)
Upgrade Master Pass-Thru Trust
Series 2025-ST5, Class B, 5.25%, 09/15/32(a)	USD	900	$ 898,745
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)		1,943	1,943,290
Series 2025-ST7, Class A, 4.55%, 11/15/32(a)		4,779	4,779,658
Series 2025-ST7, Class B, 4.98%, 11/15/32(a)		2,311	2,309,872
Series 2025-ST8, Class C, 5.25%, 12/15/33(a)		2,648	2,634,687
Upland CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 5.58%, 04/20/31(a)(b)		1,012	1,010,912
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		7,570	7,538,116
Vantage Data Centers Germany Borrower Lux S.a.r.l., Series 2025-1X, Class A2, 4.29%, 06/28/50(e)	EUR	4,157	4,742,987
Vantage Data Centers Jersey Borrower Spv Ltd.
Series 2024-1X, Class A2, 6.17%, 05/28/39(e)	GBP	4,114	5,457,357
Series 2024-1X, Class B, 6.34%, 05/28/39(e)		1,651	2,144,511
VB-S1 Issuer LLC
Series 2026-1A, Class C2, 4.69%, 03/15/56(a)	USD	14,993	14,731,296
Series 2026-1A, Class D, 5.19%, 03/15/56(a)		2,747	2,700,837
Velocity PLC
Series 2026-1, Class C, (1-day SONIA + 1.55%), 5.28%, 02/25/37(b)(e)	GBP	223	295,169
Series 2026-1, Class D, (1-day SONIA + 1.80%), 5.53%, 02/25/37(b)(e)		266	352,085
Series 2026-1, Class E, (1-day SONIA + 3.20%), 6.93%, 02/25/37(b)(e)		212	280,609
Venture 34 CLO Ltd., Series 2018-34A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/15/31(a)(b)	USD	2,909	2,911,388
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/18/31(a)(b)		99	99,233
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.80%, 07/20/32(a)(b)		1,449	1,449,365
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/20/32(a)(b)		210	209,871
Victory Street CLO II DAC
Series 2X, Class A, (3-mo. EURIBOR + 1.31%), 3.41%, 01/15/39(b)(e)	EUR	1,080	1,245,982
Series 2X, Class D, (3-mo. EURIBOR + 3.10%), 5.20%, 01/15/39(b)(e)		580	664,999
Vista Point Securitization Trust, Series 2025- CES3, Class A1, 5.30%, 11/25/55(a)(c)	USD	2,207	2,199,412
VOLT CVI LLC, Series 2021-NP12, Class A1, 6.73%, 12/26/51(a)(c)		2,508	2,508,745
282026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 04/25/31(a)(b)	USD	30	$ 30,460
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/14/31(a)(b)		13	13,487
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/20/31(a)(b)		13	12,924
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 07/20/32(a)(b)		560	559,811
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/20/38(a)(b)		250	249,515
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/20/38(a)(b)		1,440	1,438,584
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 04/15/37(a)(b)		250	250,072
Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/20/38(a)(b)		990	990,147
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)		250	250,026
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 4.17%, 07/15/35(a)(b)	EUR	750	860,379
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 3.77%, 04/15/35(a)(b)		1,970	2,263,617
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/20/38(a)(b)	USD	300	300,180
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.25%, 10/21/38(a)(b)		790	790,193
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.15%, 09/25/36(b)		3,794	949,298
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.10%, 10/25/36(b)		1,111	856,796
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 3.91%, 11/25/36(b)		225	70,065
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.13%, 11/25/36(b)		1,994	624,274
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.03%, 05/25/37(b)		796	719,781
Wellfleet CLO Ltd., Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 04/15/33(a)(b)		500	499,254
Security		Par (000)	Value
Asset-Backed Securities (continued)
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/18/38(a)(b)	USD	2,530	$ 2,521,790
Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/18/38(a)(b)		890	890,078
Whetstone Park CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.16%), 6.83%, 01/20/35(a)(b)		250	232,971
Whitebox CLO I Ltd.
Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(a)(b)		3,806	3,798,005
Series 2019-1A, Class ER3, (3-mo. CME Term SOFR + 5.30%), 8.97%, 01/24/37(a)(b)		2,750	2,617,216
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/24/37(a)(b)		8,645	8,649,907
Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/24/37(a)(b)		421	418,017
Whitebox CLO III Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/35(a)(b)		991	991,253
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/15/35(a)(b)		1,250	1,249,954
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.32%, 10/15/35(a)(b)		1,000	973,060
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/20/37(a)(b)		3,450	3,451,316
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 9.42%, 10/20/37(a)(b)		900	900,990
Wireless PropCo Funding LLC, Series 2025- 1A, Class C, 8.51%, 06/25/55(a)		5,688	5,731,482
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.19%, 06/25/37(a)(b)		1,931	586,840
Youni Italy Srl
Series 2025-2, Class C, (1-mo. EURIBOR + 1.75%), 3.71%, 01/25/36(b)(e)	EUR	188	217,169
Series 2025-2, Class D, (1-mo. EURIBOR + 2.90%), 4.86%, 01/25/36(b)(e)		355	409,287
Total Asset-Backed Securities — 13.1% (Cost: $2,376,876,203)			2,329,324,020
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Space Exploration Technologies Corp., Class A (Acquired 08/21/23, cost $2,075,706)(g)(h)(j)	25,626	$ 13,494,395
Space Exploration Technologies Corp., Class C (Acquired 08/21/23, cost $2,227,824)(g)(h)(j)	27,504	14,483,332
		27,977,727
Banks — 0.1%
Citigroup, Inc.	6,886	780,941
Fifth Third Bancorp	10,965	509,434
First Citizens BancShares, Inc., Class A	1,737	3,273,654
First Horizon Corp.	56,989	1,297,070
Flagstar Bank N.A.	317,333	4,179,276
		10,040,375
Capital Markets — 0.0%
Crown PropTech Acquisitions(g)(h)	147,660	193,435
Crown PropTech Acquisitions, Class A(g)	85,597	1,013,468
Crown PropTech Founders Unvested(g)(h)	96,296	1
Wealthfront Corp.(g)(k)	55,550	513,837
		1,720,741
Chemicals — 0.0%
Methanex Corp.(k)	32,177	1,915,819
Communications Equipment — 0.0%
Vistance Networks, Inc.(g)	69,858	1,271,416
Diversified Telecommunication Services — 0.0%
Altice France Lux 3 Equity(g)	16,571	275,812
Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(g)(h)	153	—
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc., Class A	15,526	877,374
Entertainment — 0.0%
Lionsgate Studios Corp.(g)	126,271	1,210,939
Playstudios, Inc., Class A(g)	457,322	214,575
Starz Entertainment Corp.(g)	8,031	92,357
Walt Disney Co. (The)	5,147	496,068
		2,013,939
Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(g)(h)(j)	13,871,000	8,322,600
Melange Secondaries Partners, LP(h)(l)	— (m)	6,806,553
New Holdco (Cayman)(g)(h)	9,330	214,590
		15,343,743
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(g)	70,088	1,852,426
Genius Sports Ltd.(g)	501,475	2,221,534
Six Flags Entertainment Corp.(g)	52,483	931,573
Sonder Holdings, Inc., Class A(g)	45,465	—
		5,005,533
Household Durables — 0.0%
Century Communities, Inc.	28,740	1,649,101
KB Home	10,869	562,471
Meritage Homes Corp.	22,856	1,413,415
		3,624,987
IT Services — 0.0%
OpenAI Series C(g)(h)	3,499	2,406,216
Security	Shares	Value
Machinery — 0.0%
Palladyne AI Corp.(g)	11,463	$ 69,578
Sarcos Technology & Robotics Corp.(g)	464,024	2,816,625
		2,886,203
Media — 0.0%
AMC Networks, Inc., Class A(g)	51,468	349,468
EchoStar Corp., Class A(g)	41,272	4,831,713
		5,181,181
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	296,503	1,224,558
U.S.A. Rare Earth, Inc. (Acquired 01/26/26, cost $2,445,775)(g)(j)	113,757	1,721,712
		2,946,270
Oil, Gas & Consumable Fuels — 0.2%
APA Corp.	30,667	1,301,507
Ascent Resources Fund LP(h)(l)	— (m)	5,270,862
Crescent Midstream Fund LP(h)(l)	— (m)	3,456,180
EOC Partners Fund LP(g)(h)(l)	— (m)	17,893,169
Formentera Partners Fund II LP(h)(l)	— (m)	5,706,273
Marathon Petroleum Corp.	4,715	1,151,309
PBF Energy, Inc., Class A	24,562	1,169,642
SM Energy Co.	59,813	1,864,969
Valero Energy Corp.	2,433	601,146
		38,415,057
Real Estate Management & Development — 0.1%
DF Residential III LP(g)(h)	5,690,612	6,259,673
Software — 0.0%
Anthropic Series G(g)(h)	16,702	4,328,096
Avaya Holdings Corp.(g)	333	4,745
Latch, Inc.(g)	411,849	86,489
RSA Security Common(g)(h)	14,275	—
		4,419,330
Trading Companies & Distributors — 0.0%
QXO, Inc.(g)	23,922	464,565
Total Common Stocks — 0.7% (Cost: $148,538,432)		133,045,961

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
ATI, Inc., 7.25%, 08/15/30	USD	290	300,721
Axon Enterprise, Inc., 6.13%, 03/15/30(a)		36	36,596
Boeing Co. (The)
6.63%, 02/15/38		743	808,314
3.38%, 06/15/46		474	325,936
3.63%, 03/01/48		173	120,549
3.83%, 03/01/59		540	361,416
5.93%, 05/01/60		2,245	2,154,949
7.01%, 05/01/64		3,041	3,361,886
Bombardier, Inc.
8.75%, 11/15/30(a)		129	137,197
7.25%, 07/01/31(a)		122	127,846
7.00%, 06/01/32(a)		47	48,779
Figeac Aero SA, 7.79%, 07/23/30 (Acquired 07/16/25, cost $8,424,102)(h)(j)	EUR	7,240	8,211,866
General Dynamics Corp., 3.60%, 11/15/42	USD	149	118,705
General Electric Co., 6.88%, 01/10/39		772	887,513
Honeywell Aerospace, Inc.
3.90%, 03/16/28(a)		2,303	2,286,041
302026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Honeywell Aerospace, Inc.
4.95%, 03/16/36(a)	USD	3,860	$ 3,829,904
5.73%, 03/16/56(a)		2,720	2,688,587
Howmet Aerospace, Inc., 3.90%, 04/15/29		747	736,276
L3Harris Technologies, Inc.
1.80%, 01/15/31		192	168,180
5.25%, 06/01/31		100	102,322
5.40%, 07/31/33		184	188,783
5.35%, 06/01/34		766	778,593
6.15%, 12/15/40		201	214,038
Lockheed Martin Corp.
4.45%, 05/15/28		1,718	1,728,229
1.85%, 06/15/30		199	179,642
4.75%, 02/15/34		1,276	1,279,429
5.00%, 08/15/35		419	422,773
3.80%, 03/01/45		917	724,438
4.70%, 05/15/46		794	703,320
4.15%, 06/15/53		100	78,943
5.70%, 11/15/54		701	699,886
5.90%, 11/15/63		100	102,245
MTU Aero Engines AG, 0.00%, 07/15/33(d)(e)(n)	EUR	400	426,253
Northrop Grumman Corp.
3.25%, 01/15/28	USD	349	342,764
4.60%, 02/01/29		715	719,607
4.90%, 06/01/34		523	521,916
5.15%, 05/01/40		100	97,472
4.75%, 06/01/43		370	334,073
3.85%, 04/15/45		268	210,517
4.03%, 10/15/47		593	466,770
4.95%, 03/15/53		358	317,088
RTX Corp.
3.13%, 05/04/27		1,266	1,249,633
4.13%, 11/16/28		759	755,814
2.25%, 07/01/30		438	400,441
1.90%, 09/01/31		314	273,262
5.15%, 02/27/33		358	365,107
6.10%, 03/15/34		428	460,891
6.13%, 07/15/38		110	118,315
4.70%, 12/15/41		1,246	1,129,887
4.80%, 12/15/43		129	116,108
3.75%, 11/01/46		1,811	1,377,408
4.05%, 05/04/47		564	446,459
4.63%, 11/16/48		702	597,648
3.13%, 07/01/50		541	355,746
3.03%, 03/15/52		163	103,488
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 7.13%, 09/30/29 (Acquired 10/28/22, cost $6,476,488)(b)(h)(j)	EUR	6,552	7,572,770
TransDigm, Inc.
6.75%, 08/15/28(a)	USD	238	240,889
4.63%, 01/15/29		109	107,095
6.63%, 03/01/32(a)		641	653,737
6.00%, 01/15/33(a)		126	125,929
6.38%, 05/31/33(a)		330	328,241
6.75%, 01/31/34(a)		118	119,546
			54,248,776
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29		160	153,541
2.40%, 05/15/31		660	594,329
3.90%, 02/01/35		235	214,953
Security		Par (000)	Value
Air Freight & Logistics (continued)
FedEx Corp.
5.10%, 01/15/44	USD	479	$ 436,951
4.10%, 02/01/45		1,081	849,572
4.75%, 11/15/45		47	40,140
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(a)		722	713,342
4.65%, 03/15/31(a)		299	293,877
4.95%, 03/15/33(a)		857	835,833
5.25%, 03/15/36(a)		246	238,002
Rand Parent LLC, 8.50%, 02/15/30(a)		85	87,255
ZTO Express Cayman, Inc., 0.93%, 03/01/31(e)(n)		2,263	2,260,737
			6,718,532
Automobile Components — 0.1%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)		100	101,329
7.50%, 02/15/33(a)		135	136,486
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(a)		145	143,513
7.75%, 10/15/33(a)		330	321,254
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32		100	93,592
5.15%, 09/13/34		508	518,368
5.75%, 09/13/54		409	393,492
BorgWarner, Inc., 2.65%, 07/01/27		100	97,724
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(e)	EUR	1,037	1,176,884
6.75%, 09/15/32(a)	USD	234	235,872
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)		125	117,469
Dometic Group AB, 5.00%, 09/11/30(e)	EUR	347	382,920
Forvia SE
5.63%, 06/15/30(e)		463	539,392
6.75%, 09/15/33(a)	USD	552	538,967
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27		78	77,223
5.25%, 04/30/31		306	276,040
5.25%, 07/15/31		177	158,317
5.63%, 04/30/33		100	87,683
IHO Verwaltungs GmbH
(7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(e)(o)	EUR	339	409,663
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(a)(o)	USD	1,040	1,065,365
Lear Corp., 4.25%, 05/15/29		455	448,102
Magna International, Inc., 5.88%, 06/01/35		116	120,168
Mahle GmbH, 6.50%, 05/02/31(e)	EUR	263	307,375
Qnity Electronics, Inc., 5.75%, 08/15/32(a)	USD	65	65,077
Schaeffler AG, 5.38%, 04/01/31(e)	EUR	500	584,269
Tenneco, Inc., 8.00%, 11/17/28(a)	USD	369	367,688
ZF Europe Finance BV
6.13%, 03/13/29(e)	EUR	700	812,434
7.00%, 06/12/30(e)		200	235,810
5.50%, 02/17/32(e)		600	654,284
ZF North America Capital, Inc.
6.88%, 04/14/28(a)	USD	150	152,145
7.13%, 04/14/30(a)		514	506,785
6.88%, 04/23/32(a)		150	142,515
			11,268,205
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(a)		1,973	1,484,683
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Aston Martin Capital Holdings Ltd.
10.38%, 03/31/29(e)	GBP	652	$ 662,256
Ford Motor Co.
3.25%, 02/12/32	USD	516	448,172
4.75%, 01/15/43		1,765	1,333,238
General Motors Co.
4.20%, 10/01/27		1,213	1,206,562
5.35%, 04/15/28		2,762	2,801,344
5.40%, 10/15/29		263	268,922
6.25%, 04/15/35		573	595,860
6.60%, 04/01/36		402	427,469
6.25%, 10/02/43		1,021	1,002,641
Honda Motor Co. Ltd.
2.53%, 03/10/27		773	759,685
5.34%, 07/08/35		200	197,874
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(a)		360	356,407
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)		635	624,113
2.75%, 03/09/28(a)		100	93,494
7.05%, 09/15/28(a)		133	135,073
Nissan Motor Co. Ltd.
7.50%, 07/17/30(a)		200	201,529
6.38%, 07/17/33(e)	EUR	1,457	1,675,546
Toyota Motor Corp.
5.12%, 07/13/28	USD	333	339,044
2.76%, 07/02/29		147	140,214
			14,754,126
Banks — 2.4%
ABN AMRO Bank NV, 4.63%, 11/08/30(e)	GBP	3,300	4,250,938
Al Rajhi Sukuk Ltd., 6.25% (e)(p)	USD	1,096	1,072,754
Alinma Sukuk Ltd., 5.87%, 01/23/36(e)		2,400	2,359,128
Australia & New Zealand Banking Group Ltd., (3-mo. BBSW + 1.25%), 5.24%, 02/23/37(b)	AUD	1,500	1,026,439
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34	USD	200	226,183
6.03%, 03/13/35		600	623,492
5.13%, 03/03/36		200	194,543
Banco Espirito Santo SA
2.63%, 05/08/17(e)(f)(g)	EUR	400	101,715
4.75%, 01/15/18(e)(f)(g)		2,200	559,431
4.00%, 01/21/19(e)(f)(g)		6,300	1,602,008
Banco Santander SA
4.25%, 04/11/27	USD	1,000	998,933
5.29%, 08/18/27		200	201,924
4.18%, 03/24/28		2,000	1,991,189
5.37%, 07/15/28		2,000	2,021,575
5.59%, 08/08/28		970	993,593
3.31%, 06/27/29		400	385,431
5.54%, 03/14/30		800	819,117
3.49%, 05/28/30		200	190,302
4.63%, 11/17/30(e)	GBP	3,300	4,269,530
2.75%, 12/03/30	USD	600	537,451
3.23%, 11/22/32		600	538,557
6.92%, 08/08/33		1,400	1,511,007
6.03%, 01/17/35		200	209,042
5.13%, 11/06/35		200	194,976
Bank of America Corp.
3.71%, 04/24/28		3,903	3,873,276
4.38%, 04/27/28		6,824	6,818,979
3.42%, 12/20/28		6,755	6,635,919
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
4.27%, 07/23/29	USD	543	$ 540,787
5.82%, 09/15/29		5,455	5,627,319
3.19%, 07/23/30		100	95,906
2.50%, 02/13/31		823	760,716
1.92%, 10/24/31		5,675	5,029,439
4.46%, 02/06/32		235	232,059
2.97%, 02/04/33		7,310	6,617,108
4.57%, 04/27/33		3,576	3,513,475
5.47%, 01/23/35		421	429,756
5.52%, 10/25/35		1,673	1,672,962
5.74%, 02/12/36		279	283,819
2.48%, 09/21/36		2,880	2,491,495
5.05%, 02/06/37		2,476	2,443,063
3.85%, 03/08/37		958	887,391
7.75%, 05/14/38		1,574	1,870,030
5.88%, 02/07/42		396	407,825
3.31%, 04/22/42		1,506	1,148,435
4.88%, 04/01/44		1,238	1,139,674
4.44%, 01/20/48		485	407,222
3.95%, 01/23/49		841	648,426
4.33%, 03/15/50		1,025	831,027
Series N, 2.65%, 03/11/32		551	499,710
Series N, 3.48%, 03/13/52		421	292,633
Bank of Montreal
5.37%, 06/04/27		100	101,217
5.00%, 01/27/29		371	374,327
4.64%, 09/10/30		361	361,668
4.35%, 09/22/31		356	350,922
Series J, 4.44%, 01/14/32		593	583,860
Bank of Nova Scotia (The)
4.81%, 02/02/34		1,144	1,127,756
4.59%, 05/04/37		1,202	1,149,873
Barclays PLC, 5.75%, 08/09/33		1,231	1,263,917
BNP Paribas SA, 3.74%, 04/20/34(e)	EUR	4,800	5,422,531
Canadian Imperial Bank of Commerce
5.24%, 06/28/27	USD	944	954,358
4.86%, 03/30/29		61	61,488
5.26%, 04/08/29		790	807,229
5.25%, 01/13/31		122	124,424
6.09%, 10/03/33		501	535,978
Citibank N.A.
4.58%, 05/29/27		443	444,762
4.84%, 08/06/29		1,106	1,120,717
Citigroup, Inc.
4.66%, 05/24/28		5,556	5,566,463
4.13%, 07/25/28		104	103,126
3.52%, 10/27/28		3,622	3,568,105
4.08%, 04/23/29		3,197	3,173,482
3.98%, 03/20/30		1,645	1,618,450
4.54%, 09/19/30		739	736,436
2.98%, 11/05/30		2,888	2,727,733
2.67%, 01/29/31		670	621,551
4.50%, 09/11/31		736	727,635
3.06%, 01/25/33		4,305	3,893,171
6.17%, 05/25/34		1,324	1,370,497
5.59%, 11/19/34		869	882,027
5.83%, 02/13/35		1,658	1,679,782
4.11%, 04/29/36	EUR	8,226	9,442,742
5.17%, 09/11/36	USD	1,611	1,596,972
8.13%, 07/15/39		1,496	1,863,227
5.41%, 09/19/39		2,388	2,332,736
322026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc.
5.88%, 01/30/42	USD	930	$ 941,376
5.30%, 05/06/44		375	345,385
4.75%, 05/18/46		460	387,437
4.65%, 07/23/48		125	105,797
5.61%, 03/04/56		318	305,415
Series MTN, 5.92%, 12/11/30(b)		21,220	20,159,085
Citizens Financial Group, Inc.
5.84%, 01/23/30		100	102,983
5.25%, 03/05/31		503	508,992
5.72%, 07/23/32		379	389,577
6.65%, 04/25/35		206	220,783
5.30%, 01/29/36		365	361,714
5.64%, 05/21/37		105	104,766
Commonwealth Bank of Australia, (3-mo. BBSW + 1.28%), 5.33%, 03/05/36(b)	AUD	680	467,852
Cooperatieve Rabobank UA
5.25%, 05/24/41	USD	256	247,999
5.75%, 12/01/43		773	751,389
DNB Bank ASA, 4.83%, 03/30/32(a)		334	333,204
Fifth Third Bancorp
4.06%, 04/25/28		150	149,161
6.34%, 07/27/29		155	160,683
4.77%, 07/28/30		636	636,096
4.90%, 09/06/30		378	379,260
5.63%, 01/29/32		111	114,420
4.57%, 04/29/32		303	297,016
8.25%, 03/01/38		428	514,532
First Citizens BancShares, Inc.
5.60%, 09/05/35		1,039	1,015,492
6.25%, 03/12/40		6,414	6,271,633
FNB Corp., 5.72%, 12/11/30		375	377,329
HSBC Bank U.S.A. N.A.
5.63%, 08/15/35		1,161	1,183,684
7.00%, 01/15/39		250	278,788
HSBC Holdings PLC
4.76%, 06/09/28		1,895	1,899,025
2.01%, 09/22/28		4,558	4,393,912
5.13%, 11/19/28		220	221,604
4.58%, 06/19/29		2,815	2,812,980
2.21%, 08/17/29		475	449,631
3.97%, 05/22/30		291	284,912
5.24%, 05/13/31		1,451	1,471,437
2.36%, 08/18/31		1,204	1,085,999
4.62%, 11/06/31		200	197,222
4.68%, 03/10/32		2,574	2,539,889
5.73%, 05/17/32		494	510,724
2.80%, 05/24/32		900	809,421
6.55%, 06/20/34		535	562,534
7.40%, 11/13/34		2,193	2,422,890
5.87%, 11/18/35		632	640,187
5.45%, 03/03/36		218	218,635
6.50%, 05/02/36		899	944,145
5.28%, 03/10/37		1,285	1,261,919
6.80%, 06/01/38		753	810,546
6.33%, 03/09/44		400	421,601
HSBC U.S.A., Inc., 4.65%, 06/03/28		2,561	2,576,949
Huntington Bancshares, Inc.
5.71%, 02/02/35		667	680,617
2.49%, 08/15/36		477	408,931
6.14%, 11/18/39		231	235,275
5.61%, 01/28/41		427	416,710
Security		Par (000)	Value
Banks (continued)
ING Groep NV
3.95%, 03/29/27	USD	264	$ 263,211
4.02%, 03/28/28		599	596,221
4.55%, 10/02/28		571	571,656
5.07%, 03/25/31		437	440,698
6.11%, 09/11/34		491	517,876
5.55%, 03/19/35		801	813,571
Intesa Sanpaolo SpA, 6.50%, 03/14/29(e)	GBP	3,300	4,471,325
JPMorgan Chase & Co.
8.00%, 04/29/27	USD	413	428,725
2.95%, 02/24/28		5,361	5,293,548
5.57%, 04/22/28		9,202	9,314,349
4.51%, 10/22/28		193	192,959
6.09%, 10/23/29		407	422,905
5.00%, 07/22/30		6,094	6,180,516
4.49%, 03/24/31		4,398	4,374,251
2.96%, 05/13/31		670	624,288
1.76%, 11/19/31		10,740	9,428,450
4.59%, 04/26/33		3,051	3,010,352
5.35%, 06/01/34		229	233,645
6.25%, 10/23/34		1,247	1,340,791
5.34%, 01/23/35		2,201	2,234,781
5.77%, 04/22/35		1,735	1,807,150
5.57%, 04/22/36		5,318	5,480,113
5.58%, 07/23/36		2,046	2,071,997
3.11%, 04/22/41		1,066	812,914
5.60%, 07/15/41		599	600,153
2.53%, 11/19/41		420	293,484
3.16%, 04/22/42		1,823	1,370,591
5.63%, 08/16/43		141	140,300
3.96%, 11/15/48		568	440,668
3.11%, 04/22/51		1,111	725,297
Keybank National Association, 5.00%, 01/26/33		3,553	3,501,823
Lehman Brothers Holdings Capital Trust VII, 5.86% (f)(g)(h)(p)		1,888	—
Lloyds Banking Group PLC
3.75%, 03/18/28		412	409,269
4.38%, 03/22/28		3,855	3,847,870
4.55%, 08/16/28		1,263	1,264,704
5.09%, 11/26/28		843	850,687
4.98%, 08/11/33		219	218,060
7.95%, 11/15/33		459	522,893
5.68%, 01/05/35		1,188	1,220,609
5.59%, 11/26/35		200	203,490
6.07%, 06/13/36		393	399,422
5.30%, 12/01/45		232	212,056
3.37%, 12/14/46		518	373,723
M&T Bank Corp.
5.05%, 01/27/34		238	235,079
5.40%, 07/30/35		1,252	1,247,973
Macquarie Bank Ltd., (3-mo. BBSW + 1.32%), 5.31%, 08/20/36(b)	AUD	3,190	2,179,283
Manufacturers & Traders Trust Co., 4.76%, 07/06/28	USD	708	709,955
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27		564	561,164
4.08%, 04/19/28		1,702	1,695,552
5.02%, 07/20/28		866	871,386
4.05%, 09/11/28		107	106,300
5.42%, 02/22/29		552	560,863
3.20%, 07/18/29		615	589,735
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
5.26%, 04/17/30	USD	1,611	$ 1,639,326
5.16%, 04/24/31		1,637	1,660,296
2.31%, 07/20/32		675	594,560
2.49%, 10/13/32		882	779,368
5.47%, 09/13/33		200	205,547
5.44%, 02/22/34		200	204,395
5.43%, 04/17/35		500	508,709
5.19%, 09/12/36		1,293	1,283,665
3.75%, 07/18/39		663	559,214
Mizuho Financial Group, Inc.
3.17%, 09/11/27		251	246,932
5.41%, 09/13/28		477	483,432
5.78%, 07/06/29		250	256,894
5.38%, 07/10/30		1,244	1,272,483
3.15%, 07/16/30		261	249,258
5.74%, 05/27/31		400	414,565
2.20%, 07/10/31		2,232	2,010,446
2.26%, 07/09/32		401	351,875
5.75%, 07/06/34		606	629,483
5.59%, 07/10/35		325	333,085
5.32%, 07/08/36		400	401,770
National Australia Bank Ltd.
5.09%, 06/11/27		250	252,770
6.34%, 06/06/39(e)	AUD	673	462,651
NatWest Group PLC
5.58%, 03/01/28	USD	385	388,804
3.07%, 05/22/28		416	409,317
5.52%, 09/30/28		2,531	2,568,095
5.08%, 01/27/30		200	202,203
4.45%, 05/08/30		1,570	1,560,550
4.96%, 08/15/30		328	330,915
6.48%, 06/01/34		666	691,193
5.78%, 03/01/35		200	206,747
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36		531	525,880
PNC Bank N.A., 4.05%, 07/26/28		311	308,234
PNC Financial Services Group, Inc. (The)
3.15%, 05/19/27		877	866,472
5.58%, 06/12/29		121	123,992
5.22%, 01/29/31		167	170,356
2.31%, 04/23/32		608	541,511
4.63%, 06/06/33		729	708,591
5.07%, 01/24/34		233	232,951
5.94%, 08/18/34		854	894,416
6.88%, 10/20/34		141	155,773
5.68%, 01/22/35		1,139	1,171,698
5.40%, 07/23/35		1,085	1,098,774
5.42%, 01/25/41		1,226	1,201,049
Regions Bank/Birmingham AL, 6.45%, 06/26/37		250	263,015
Regions Financial Corp., 5.50%, 09/06/35		177	177,241
Royal Bank of Canada
3.63%, 05/04/27		1,275	1,267,340
4.24%, 08/03/27		3,768	3,766,651
5.20%, 08/01/28		1,333	1,359,415
4.52%, 10/18/28		130	130,144
4.50%, 08/06/29		145	145,000
4.97%, 05/02/31		725	732,766
4.70%, 08/06/31		315	314,299
4.31%, 11/03/31		72	70,780
5.00%, 02/01/33		932	939,184
5.00%, 05/02/33		151	152,338
Security		Par (000)	Value
Banks (continued)
Santander Holdings U.S.A., Inc.
5.47%, 03/20/29	USD	100	$ 101,392
5.35%, 09/06/30		1,275	1,288,634
5.74%, 03/20/31		328	336,555
6.34%, 05/31/35		32	33,469
Santander UK Group Holdings PLC
4.86%, 09/11/30		400	400,870
5.69%, 04/15/31		391	402,138
2.90%, 03/15/32		290	263,055
5.14%, 09/22/36		200	193,133
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/28		1,731	1,706,708
3.94%, 07/19/28		282	279,192
1.90%, 09/17/28		797	748,520
2.47%, 01/14/29		587	556,826
3.04%, 07/16/29		872	829,440
5.71%, 01/13/30		640	663,184
5.42%, 07/09/31		2,134	2,184,553
5.77%, 01/13/33		1,764	1,835,820
5.81%, 09/14/33		300	313,441
5.56%, 07/09/34		1,108	1,135,455
5.33%, 03/03/41		444	430,532
5.80%, 07/08/46		842	816,879
5.57%, 01/15/47		200	193,540
Texas Capital Bancshares, Inc.
4.00%, 05/06/31		4,001	3,994,387
5.30%, 02/27/32		2,300	2,267,697
Toronto-Dominion Bank (The)
4.98%, 04/05/27		524	527,821
5.16%, 01/10/28		248	251,151
4.86%, 01/31/28		1,424	1,435,459
4.57%, 06/02/28		1,007	1,010,104
5.30%, 01/30/32		468	480,692
5.15%, 09/10/34		2,831	2,834,111
Truist Bank, 4.14%, 10/23/29		400	396,192
Truist Financial Corp.
1.13%, 08/03/27		373	357,528
4.12%, 06/06/28		2,256	2,246,250
7.16%, 10/30/29		647	687,653
5.44%, 01/24/30		524	536,345
5.07%, 05/20/31		201	203,191
4.60%, 01/27/32		366	362,100
4.92%, 07/28/33		738	723,688
6.12%, 10/28/33		1,417	1,498,067
5.87%, 06/08/34		290	302,159
5.71%, 01/24/35		411	423,964
U.S. Bancorp
4.55%, 07/22/28		3,181	3,183,857
5.78%, 06/12/29		1,044	1,073,837
5.10%, 07/23/30		106	107,869
4.48%, 01/26/32		2,225	2,201,552
4.97%, 07/22/33		558	551,906
5.85%, 10/21/33		100	105,067
4.84%, 02/01/34		1,045	1,032,750
5.84%, 06/12/34		1,220	1,273,351
Wachovia Corp., 5.50%, 08/01/35		100	100,909
Washington Mutual Escrow Bonds
0.00%(f)(g)(h)(p)		13,308	1
0.00%(f)(g)(h)(p)		11,911	1
0.00%(f)(g)(h)(p)		2,570	—
0.00%(f)(g)(h)(p)		3,115	—
342026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.00%, 10/23/26	USD	46	$ 45,684
4.30%, 07/22/27		3,385	3,380,660
3.53%, 03/24/28		647	641,663
5.71%, 04/22/28		2,362	2,392,468
3.58%, 05/22/28		10,342	10,244,268
4.15%, 01/24/29		2,330	2,316,904
5.57%, 07/25/29		1,066	1,090,489
6.30%, 10/23/29		948	987,336
5.20%, 01/23/30		1,140	1,157,870
2.57%, 02/11/31		2,132	1,972,054
4.48%, 04/04/31		1,556	1,542,557
5.15%, 04/23/31		936	951,992
3.35%, 03/02/33		4,065	3,732,425
4.90%, 07/25/33		1,790	1,780,846
6.49%, 10/23/34		1,348	1,459,552
5.61%, 04/23/36		2,725	2,788,568
4.89%, 09/15/36		359	349,273
3.07%, 04/30/41		262	196,697
5.61%, 01/15/44		306	292,811
4.65%, 11/04/44		1,480	1,240,901
3.90%, 05/01/45		915	714,226
4.40%, 06/14/46		1,833	1,459,331
4.75%, 12/07/46		100	83,830
5.43%, 01/23/47		118	111,810
5.01%, 04/04/51		914	805,228
4.61%, 04/25/53		558	462,648
Series W, 4.90%, 01/24/28		240	240,870
Wells Fargo Bank N.A.
5.95%, 08/26/36		250	260,505
5.85%, 02/01/37		689	709,839
Westpac Banking Corp.
5.41%, 08/10/33		559	566,276
6.82%, 11/17/33		378	412,606
4.11%, 07/24/34		288	280,811
2.67%, 11/15/35		594	533,554
5.62%, 11/20/35		468	473,516
2.96%, 11/16/40		524	388,242
6.09%, 02/12/41	AUD	2,630	1,763,398
3.13%, 11/18/41	USD	700	514,199
Zions Bancorp N.A.
3.25%, 10/29/29		705	653,774
6.82%, 11/19/35		269	276,298
			423,070,487
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		1,107	1,078,188
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36		606	590,228
4.90%, 02/01/46		2,085	1,871,820
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		2,238	2,266,450
5.00%, 06/15/34		582	588,663
5.88%, 06/15/35		510	543,887
8.00%, 11/15/39		210	262,456
4.95%, 01/15/42		2,165	2,019,604
4.75%, 04/15/58		100	84,456
5.80%, 01/23/59		1,818	1,822,381
Coca-Cola Co. (The)
2.13%, 09/06/29		690	647,875
2.00%, 03/05/31		725	651,403
1.38%, 03/15/31		1,193	1,040,334
Security		Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The)
2.25%, 01/05/32	USD	986	$ 882,688
5.00%, 05/13/34		411	423,360
4.65%, 08/14/34		70	70,460
5.30%, 05/13/54		1,339	1,283,363
2.75%, 06/01/60		100	57,283
5.40%, 05/13/64		498	473,684
Constellation Brands, Inc.
3.50%, 05/09/27		1,145	1,132,871
3.60%, 02/15/28		306	301,570
4.65%, 11/15/28		354	355,536
4.80%, 01/15/29		414	416,439
4.90%, 05/01/33		262	258,466
4.95%, 11/01/35		156	150,591
4.50%, 05/09/47		471	383,769
4.10%, 02/15/48		42	32,158
Keurig Dr Pepper, Inc.
3.43%, 06/15/27		688	678,840
4.35%, 05/15/28		1,389	1,384,039
5.05%, 03/15/29		1,829	1,848,901
3.20%, 05/01/30		1,111	1,041,721
2.25%, 03/15/31		210	185,495
4.05%, 04/15/32		202	191,100
5.30%, 03/15/34		531	526,473
5.09%, 05/25/48		100	85,867
Molson Coors Beverage Co., 5.00%, 05/01/42		708	636,156
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29		2,000	2,020,335
4.70%, 02/16/34		2,282	2,269,846
PepsiCo, Inc.
4.45%, 05/15/28		616	621,045
7.00%, 03/01/29		130	140,095
4.50%, 07/17/29		112	113,076
4.60%, 02/07/30		938	950,186
5.00%, 02/07/35		1,046	1,058,973
3.50%, 03/19/40		928	771,142
4.00%, 03/05/42		136	115,083
3.45%, 10/06/46		20	14,824
4.00%, 05/02/47		146	117,139
2.88%, 10/15/49		250	161,204
4.20%, 07/18/52		100	80,460
4.65%, 02/15/53		260	224,554
			34,926,537
Biotechnology — 0.3%
AbbVie, Inc.
4.65%, 03/15/28		1,438	1,451,090
4.25%, 11/14/28		100	100,276
4.80%, 03/15/29		2,760	2,804,345
4.95%, 03/15/31		994	1,015,410
4.40%, 03/15/33		1,099	1,078,864
5.05%, 03/15/34		100	101,495
4.55%, 03/15/35		2,239	2,173,925
4.30%, 05/14/36		339	320,259
4.63%, 10/01/42		104	93,536
4.40%, 11/06/42		470	412,836
5.35%, 03/15/44		1,200	1,168,010
4.85%, 06/15/44		611	555,344
4.75%, 03/15/45		1,191	1,064,861
4.45%, 05/14/46		543	466,111
4.88%, 11/14/48		2,342	2,100,046
5.60%, 03/15/55		745	733,882
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
AbbVie, Inc.
5.50%, 03/15/64	USD	455	$ 433,881
Amgen, Inc.
3.20%, 11/02/27		100	98,438
5.15%, 03/02/28		1,123	1,139,457
4.05%, 08/18/29		1,411	1,397,790
2.45%, 02/21/30		285	264,669
4.20%, 02/19/31		792	781,143
2.00%, 01/15/32		902	780,540
3.35%, 02/22/32		3,547	3,302,753
6.38%, 06/01/37		942	1,027,082
6.40%, 02/01/39		246	265,972
2.80%, 08/15/41		872	628,401
4.95%, 10/01/41		515	476,300
5.15%, 11/15/41		493	467,401
5.65%, 06/15/42		791	783,787
4.66%, 06/15/51		2,841	2,383,507
4.88%, 03/01/53		1,020	883,604
4.40%, 02/22/62		183	141,555
Baxalta, Inc., 5.25%, 06/23/45		733	682,280
Biocon Biologics Global PLC, 6.67%, 10/09/29(e)		5,096	5,024,656
Biogen, Inc.
2.25%, 05/01/30		643	587,335
5.05%, 01/15/31		554	564,841
5.75%, 05/15/35		401	414,694
5.20%, 09/15/45		271	243,779
3.15%, 05/01/50		400	252,080
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)		200	205,046
Gilead Sciences, Inc.
1.65%, 10/01/30		417	371,433
5.25%, 10/15/33		711	735,320
5.10%, 06/15/35		663	669,835
5.65%, 12/01/41		499	507,757
4.80%, 04/01/44		1,888	1,703,805
4.75%, 03/01/46		100	88,602
4.15%, 03/01/47		514	415,829
2.80%, 10/01/50		419	259,648
5.55%, 10/15/53		115	111,824
Grifols SA
7.13%, 05/01/30(e)	EUR	351	419,371
7.50%, 05/01/30(e)		387	462,652
			44,617,357
Broadline Retail — 0.4%
Amazon.com, Inc.
3.90%, 11/20/28	USD	1,039	1,034,559
4.25%, 03/13/31		3,405	3,379,904
4.55%, 03/13/33		262	259,478
4.88%, 03/13/36		1,269	1,257,435
4.05%, 08/22/47		640	511,751
3.95%, 04/13/52		15,658	12,005,680
5.80%, 03/13/56		1,819	1,817,538
4.25%, 08/22/57		321	250,449
4.85%, 03/16/64	EUR	4,200	4,811,980
5.95%, 03/13/66	USD	26,137	26,222,677
6.05%, 03/13/76		1,729	1,718,867
eBay, Inc.
3.60%, 06/05/27		886	878,107
4.25%, 03/06/29		407	404,860
2.60%, 05/10/31		154	138,975
5.13%, 11/06/35		374	368,853
Security		Par (000)	Value
Broadline Retail (continued)
Kohl’s Corp., 5.13%, 05/01/31	USD	223	$ 167,838
Prosus NV, 4.03%, 08/03/50(e)		200	133,450
Rakuten Group, Inc.
6.25%(a)(p)		203	187,015
9.75%, 04/15/29(a)		200	213,120
9.75%, 04/15/29(e)		14,000	14,918,373
			70,680,909
Building Products — 0.0%
Builders FirstSource, Inc.
5.00%, 03/01/30(a)		132	128,562
6.38%, 03/01/34(a)		157	154,993
Carlisle Cos., Inc., 5.55%, 09/15/40		100	99,113
Carrier Global Corp.
2.72%, 02/15/30		568	530,465
2.70%, 02/15/31		494	452,912
5.90%, 03/15/34		803	847,204
3.38%, 04/05/40		150	118,156
Fortune Brands Innovations, Inc., 5.88%, 06/01/33		287	297,227
Johnson Controls International plc, 4.63%, 07/02/44		112	97,310
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29		220	227,276
4.90%, 12/01/32		321	322,231
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)		52	49,803
Owens Corning
5.70%, 06/15/34		642	663,661
7.00%, 12/01/36		144	160,484
4.30%, 07/15/47		135	107,109
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)		158	156,808
Standard Building Solutions, Inc., 6.50%, 08/15/32(a)		332	332,172
Standard Industries, Inc., 3.38%, 01/15/31(a)		121	108,460
STL Holding Co. LLC, 8.75%, 02/15/29(a)		1,232	1,272,822
Trane Technologies Financing Ltd.
5.25%, 03/03/33		100	102,549
5.10%, 06/13/34		321	325,289
			6,554,606
Capital Markets — 1.6%
Ameriprise Financial, Inc., 5.20%, 04/15/35		239	238,355
Ares Capital Corp.
5.88%, 03/01/29		100	100,709
5.95%, 07/15/29		750	753,701
5.50%, 09/01/30		100	98,217
5.25%, 04/12/31		1,399	1,352,398
5.80%, 03/08/32		261	257,513
Ares Strategic Income Fund
4.85%, 01/15/29(a)		100	96,826
6.35%, 08/15/29		351	352,123
5.80%, 09/09/30(a)		240	233,373
5.15%, 01/15/31(a)		1,214	1,146,586
6.20%, 03/21/32		521	510,636
Aretec Group, Inc., 10.00%, 08/15/30(a)		60	63,730
Bank of New York Mellon Corp. (The)
3.99%, 06/13/28		119	118,474
5.80%, 10/25/28		2,511	2,567,181
3.00%, 10/30/28		443	428,261
3.30%, 08/23/29		779	750,590
4.60%, 07/26/30		117	117,638
362026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The)
5.06%, 07/22/32	USD	169	$ 172,268
6.47%, 10/25/34		195	213,139
5.32%, 06/06/36		100	101,397
5.61%, 07/21/39		682	694,063
Series J, 4.97%, 04/26/34		1,483	1,486,792
Blackstone Private Credit Fund
4.00%, 01/15/29		546	513,674
5.35%, 03/12/31		1,203	1,142,627
6.00%, 01/29/32		621	602,232
6.00%, 11/22/34		375	350,569
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30		374	368,118
4.95%, 02/15/36		123	118,709
Blackstone Reg. Finance Co. LLC, 5.00%, 12/06/34		100	97,892
Blackstone Secured Lending Fund
2.85%, 09/30/28		700	651,134
5.30%, 06/30/30		306	296,120
5.13%, 01/31/31		636	609,086
Blue Owl Capital Corp.
2.88%, 06/11/28		322	299,328
6.20%, 07/15/30		1,111	1,094,945
Blue Owl Credit Income Corp.
7.75%, 09/16/27		221	224,098
7.75%, 01/15/29		67	68,562
6.60%, 09/15/29		835	831,828
5.80%, 03/15/30		1,078	1,039,445
6.65%, 03/15/31		268	264,336
Blue Owl Finance LLC
3.13%, 06/10/31		439	378,541
6.25%, 04/18/34		954	917,158
Brookfield Capital Finance LLC, 6.09%, 06/14/33		1,178	1,228,561
Carlyle Group, Inc. (The), 5.05%, 09/19/35		262	252,789
Charles Schwab Corp. (The)
6.20%, 11/17/29		609	636,492
1.65%, 03/11/31		502	437,421
4.34%, 11/14/31		206	203,708
5.85%, 05/19/34		1,139	1,196,253
6.14%, 08/24/34		575	612,023
Deutsche Bank AG
6.72%, 01/18/29		3,374	3,495,617
6.82%, 11/20/29		1,009	1,059,418
5.30%, 05/09/31		497	502,129
3.73%, 01/14/32		1,022	949,781
3.04%, 05/28/32		228	206,450
3.74%, 01/07/33		502	457,532
7.08%, 02/10/34		919	984,785
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(a)		950	892,054
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		5,251	5,182,947
4.94%, 04/23/28		16,717	16,798,674
5.05%, 07/23/30		4,234	4,285,009
5.21%, 01/28/31		996	1,011,972
4.52%, 01/21/32		2,050	2,018,926
2.62%, 04/22/32		3,307	2,970,523
2.65%, 10/21/32		231	205,077
6.13%, 02/15/33		872	935,184
3.10%, 02/24/33		665	600,594
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
3.51%, 08/17/33(e)	EUR	14,540	$ 16,332,565
6.56%, 10/24/34	USD	484	526,201
5.85%, 04/25/35		347	360,073
4.94%, 10/21/36		4,786	4,634,838
4.02%, 10/31/38		95	82,931
4.41%, 04/23/39		126	112,843
6.25%, 02/01/41		3,469	3,651,498
5.39%, 02/02/41		2,723	2,630,829
3.21%, 04/22/42		219	162,384
2.91%, 07/21/42		738	519,818
5.15%, 05/22/45		100	89,430
4.75%, 10/21/45		1,021	884,321
5.73%, 01/28/56		145	141,568
GS Finance Corp.
Series MTN, 5.95%, 01/15/31(b)		44,740	42,938,812
Series MTN, 6.11%, 02/17/31(b)		12,097	11,749,804
Series MTN, 7.35%, 02/17/31(b)		25,124	24,451,858
Intercontinental Exchange, Inc.
3.63%, 09/01/28		1,086	1,068,771
3.75%, 09/21/28		100	98,797
4.35%, 06/15/29		1,123	1,120,563
2.10%, 06/15/30		566	513,944
4.60%, 03/15/33		1,398	1,378,509
2.65%, 09/15/40		619	445,785
4.25%, 09/21/48		129	102,694
3.00%, 09/15/60		750	429,034
5.20%, 06/15/62		198	175,399
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/31(a)		290	298,107
6.13%, 11/01/32(a)		147	145,367
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)		200	190,680
Jefferies Financial Group, Inc.
5.88%, 07/21/28		100	102,107
6.20%, 04/14/34		715	729,166
6.25%, 01/15/36		652	660,934
6.50%, 01/20/43		359	348,728
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)		16	16,652
KKR & Co., Inc., 5.10%, 08/07/35		295	285,391
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(f)(g)(h)		7,360	1
LPL Holdings, Inc.
5.70%, 05/20/27		271	273,503
6.00%, 05/20/34		370	377,382
5.65%, 03/15/35		225	223,073
5.75%, 06/15/35		200	199,209
Moody’s Corp.
2.00%, 08/19/31		180	158,356
2.75%, 08/19/41		100	70,475
5.25%, 07/15/44		424	397,952
Morgan Stanley
3.95%, 04/23/27		100	99,407
5.16%, 04/20/29		2,626	2,656,247
5.04%, 07/19/30		11,354	11,485,336
5.23%, 01/15/31		6,179	6,274,035
2.94%, 01/21/33		6,544	5,883,960
5.25%, 04/21/34		1,946	1,952,076
6.63%, 11/01/34		446	485,306
5.66%, 04/17/36		5,145	5,269,830
4.10%, 05/22/36	EUR	8,623	9,891,622
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley
2.48%, 09/16/36	USD	1,450	$ 1,247,562
3.75%, 11/07/36	EUR	2,420	2,689,636
5.30%, 04/20/37	USD	156	155,620
5.94%, 02/07/39		780	797,353
5.31%, 01/18/41		169	163,139
6.38%, 07/24/42		1,872	2,005,630
5.90%, 03/13/47		2,602	2,589,927
5.52%, 11/19/55		353	335,173
Morgan Stanley Finance LLC, Series 2330, 0.00%, 02/02/29(d)(e)(n)		700	710,850
MSCI, Inc.
3.63%, 09/01/30(a)		7,909	7,475,571
3.88%, 02/15/31(a)		4,529	4,281,240
5.25%, 09/01/35		1,414	1,385,093
5.15%, 03/15/36		3,854	3,732,914
Nomura Holdings, Inc.
5.39%, 07/06/27		380	383,901
3.10%, 01/16/30		216	203,674
4.90%, 07/01/30		544	543,749
2.61%, 07/14/31		655	584,160
5.04%, 06/10/36		1,708	1,656,851
Northern Trust Corp., 5.12%, 11/19/40		362	352,448
Raymond James Financial, Inc.
4.90%, 09/11/35		344	335,003
4.95%, 07/15/46		369	327,995
3.75%, 04/01/51		105	74,953
S&P Global, Inc.
2.95%, 03/01/29		2,188	2,107,393
4.25%, 05/01/29		349	348,168
4.25%, 01/15/31(a)		891	879,490
5.25%, 09/15/33		225	231,570
State Street Corp.
5.82%, 11/04/28		1,673	1,709,922
2.20%, 03/03/31		38	33,999
5.16%, 05/18/34		1,176	1,190,705
3.03%, 11/01/34		406	382,197
6.12%, 11/21/34		791	835,836
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(a)		100	101,063
StoneX Group, Inc., 7.88%, 03/01/31(a)		46	47,777
TPG Operating Group II LP
4.88%, 05/15/31		120	117,693
5.88%, 03/05/34		346	350,885
5.38%, 01/15/36		217	209,862
UBS Group AG
0.63%, 01/18/33(e)	EUR	4,749	4,408,273
4.88%, 05/15/45	USD	556	492,302
			277,404,039
Chemicals — 0.3%
Air Products & Chemicals, Inc.
4.85%, 02/08/34		433	433,518
2.70%, 05/15/40		246	180,969
Avient Corp., 7.13%, 08/01/30(a)		170	172,746
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)		690	721,545
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)		184	174,095
Brenntag Finance BV, 3.38%, 10/02/31(e)	EUR	7,500	8,374,549
Celanese U.S. Holdings LLC
7.33%, 07/15/29	USD	240	250,522
7.38%, 07/15/32		83	86,632
Security		Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
7.38%, 02/15/34	USD	227	$ 232,567
CF Industries, Inc.
5.15%, 03/15/34		158	157,013
4.95%, 06/01/43		475	423,781
Chemours Co. (The)
4.63%, 11/15/29(a)		61	57,203
8.00%, 01/15/33(a)		168	168,917
Dow Chemical Co. (The)
2.10%, 11/15/30		171	150,345
6.30%, 03/15/33		97	101,727
5.15%, 02/15/34		138	134,619
4.25%, 10/01/34		506	459,560
9.40%, 05/15/39		100	126,648
5.25%, 11/15/41		106	93,111
4.38%, 11/15/42		917	718,649
5.55%, 11/30/48		702	606,322
4.80%, 05/15/49		843	652,173
DuPont de Nemours, Inc., 4.73%, 11/15/28		1,201	1,208,041
Eastman Chemical Co.
4.50%, 02/20/31		485	474,218
5.63%, 02/20/34		216	219,012
4.80%, 09/01/42		106	92,769
4.65%, 10/15/44		213	178,456
Ecolab, Inc.
1.30%, 01/30/31		769	664,614
5.00%, 09/01/35		107	107,121
5.50%, 12/08/41		125	127,028
FIS Fabbrica Italiana Sintetici SpA, (3-mo. EURIBOR + 3.25%), 5.28%, 02/05/31(b)(e)	EUR	138	156,386
Huntsman International LLC
4.50%, 05/01/29	USD	91	85,095
2.95%, 06/15/31		43	35,666
INEOS Finance PLC, 7.25%, 03/31/31(e)	EUR	882	926,671
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	USD	358	356,894
Italmatch Chemicals SpA
(3-mo. EURIBOR + 4.13%), 6.15%, 02/05/31(b)(e)	EUR	311	346,639
6.25%, 02/05/31(e)		100	109,652
Itelyum Regeneration SpA, 5.75%, 04/15/30(e)		234	266,789
Lubrizol Corp. (The), 6.50%, 10/01/34	USD	227	253,748
Lune Holdings S.a.r.l., 5.63%, 11/15/28(e)	EUR	316	7,804
LYB International Finance BV, 5.25%, 07/15/43	USD	1,011	868,976
LYB International Finance III LLC
5.63%, 05/15/33		352	354,845
5.88%, 01/15/36		450	451,487
4.20%, 10/15/49		999	706,874
Methanex Corp., 5.25%, 12/15/29		100	99,003
Mosaic Co. (The)
5.45%, 11/15/33		207	209,201
5.63%, 11/15/43		200	185,541
NOVA Chemicals Corp., 9.00%, 02/15/30(a)		620	654,517
Nutrien Ltd.
4.50%, 03/12/27		1,234	1,236,055
5.20%, 06/21/27		1,313	1,325,654
4.90%, 03/27/28		803	809,625
2.95%, 05/13/30		452	423,620
5.25%, 03/12/32		603	615,469
4.13%, 03/15/35		475	435,355
382026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
5.63%, 12/01/40	USD	105	$ 102,934
6.13%, 01/15/41		194	202,440
OCP SA, 6.75%, 05/02/34(e)		5,089	5,299,583
Olin Corp.
5.00%, 02/01/30		135	129,315
6.63%, 04/01/33(a)		31	30,325
Olympus Water U.S. Holding Corp.
6.25%, 10/01/29(a)		400	378,017
6.13%, 02/15/33(e)	EUR	339	376,633
7.25%, 02/15/33(a)	USD	200	190,820
Perimeter Holdings LLC, 6.25%, 01/15/34(a)		100	98,075
Pioneer Midco, (10.50% PIK), 10.50%, 11/18/30(a)(h)(o)		8,866	8,855,111
Sasol Financing U.S.A. LLC, 8.75%, 05/03/29(e)		668	694,286
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(a)		125	123,574
Sherwin-Williams Co. (The)
3.45%, 06/01/27		2,194	2,170,663
4.55%, 03/01/28		371	372,428
4.30%, 08/15/28		445	444,042
4.55%, 08/01/45		100	84,020
4.50%, 06/01/47		543	452,002
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)		106	104,520
Westlake Corp.
5.55%, 11/15/35		333	331,912
2.88%, 08/15/41		799	544,608
6.38%, 11/15/55		23	22,662
WR Grace Holdings LLC, 7.00%, 08/01/33(a)		262	254,448
			49,732,454
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 4.13%, 08/01/29(a)		145	138,526
Aethon III BR LLC, 9.80%, 01/10/27(a)(b)(h)		3,155	3,155,143
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)		265	273,272
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)		411	397,140
Amber Finco PLC, 6.63%, 07/15/29(e)	EUR	314	372,438
Biffa Group Holdings Ltd.
5.25%, 06/15/31(e)		388	433,843
7.38%, 06/15/31(e)	GBP	129	166,731
Brink’s Co. (The)
4.63%, 10/15/27(a)	USD	100	98,691
6.75%, 06/15/32(a)		177	179,162
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)		163	153,826
Covanta Holding Corp., 4.88%, 12/01/29(a)		662	620,599
EC Finance PLC, 3.25%, 10/15/26(e)	EUR	795	900,607
Garda World Security Corp.
8.25%, 08/01/32(a)	USD	162	160,305
8.38%, 11/15/32(a)		198	198,134
GEO Group, Inc. (The), 8.63%, 04/15/29		107	111,123
GFL Environmental, Inc.
4.75%, 06/15/29(a)		293	287,478
4.38%, 08/15/29(a)		90	87,563
6.75%, 01/15/31(a)		33	34,149
Kapla Holding SAS, 5.00%, 04/30/31(e)	EUR	1,743	1,981,000
Loxam SAS, 4.25%, 02/15/31(e)		520	583,242
Luna 2.5 S.a.r.l., 5.50%, 07/01/32(e)		717	815,158
Madison IAQ LLC, 4.13%, 06/30/28(a)	USD	188	183,600
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Multiversity SpA
(3-mo. EURIBOR + 4.25%), 6.28%, 05/17/31(b)(e)	EUR	599	$ 689,449
7.13%, 05/17/31(e)		351	405,871
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	USD	6,435	6,426,506
Republic Services, Inc.
4.88%, 04/01/29		318	322,762
5.00%, 11/15/29		229	233,947
1.45%, 02/15/31		410	355,491
2.38%, 03/15/33		117	100,984
5.00%, 04/01/34		156	157,589
5.70%, 05/15/41		238	245,240
Waste Connections, Inc., 5.00%, 03/01/34		480	483,114
Waste Management, Inc.
1.15%, 03/15/28		976	921,380
4.88%, 02/15/29		336	341,630
2.00%, 06/01/29		1,717	1,602,355
4.63%, 02/15/30		572	577,166
1.50%, 03/15/31		883	767,227
4.95%, 03/15/35		200	200,494
2.95%, 06/01/41		375	279,700
Williams Scotsman, Inc.
4.63%, 08/15/28(a)		223	219,376
6.63%, 06/15/29(a)		39	39,439
Wrangler Holdco Corp., 6.63%, 04/01/32(a)		100	102,968
			25,804,418
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.55%, 02/24/28		4,036	4,076,827
4.95%, 02/24/32		758	773,554
5.05%, 02/26/34		660	669,547
5.10%, 02/24/35		745	755,164
5.90%, 02/15/39		236	249,183
5.50%, 01/15/40		926	942,311
5.30%, 02/26/54		100	93,788
5.50%, 02/24/55		175	169,674
Motorola Solutions, Inc.
5.60%, 06/01/32		579	599,684
5.40%, 04/15/34		139	140,667
5.55%, 08/15/35		373	381,352
Viasat, Inc., 5.63%, 04/15/27(a)		328	325,784
			9,177,535
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33(a)		100	99,890
Arcosa, Inc., 6.88%, 08/15/32(a)		79	80,947
Cellnex Finance Co. SA, 3.88%, 01/19/36(e)	EUR	1,700	1,883,612
China City Construction International Co. Ltd., 0.00%, 07/03/17(e)(f)(g)(h)	CNH	340	—
IHS Holding Ltd.
6.25%, 11/29/28(a)	USD	200	198,032
8.25%, 11/29/31(e)		859	880,475
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(e)		13,800	13,800,000
Vinci SA, Series ADP, 0.75%, 03/04/31(e)(n)	EUR	1,400	1,536,149
			18,479,105
Construction Materials — 0.0%
Martin Marietta Materials, Inc.
3.45%, 06/01/27	USD	807	797,957
2.40%, 07/15/31		755	671,971
5.15%, 12/01/34		100	100,036
4.25%, 12/15/47		101	80,734
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction Materials (continued)
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	USD	484	$ 490,777
6.75%, 03/01/33(a)		123	124,924
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(f)(g)(h)(o)		10,986	1
Vulcan Materials Co.
3.50%, 06/01/30		478	458,200
4.70%, 03/01/48		303	258,391
			2,982,991
Consumer Finance — 0.5%
Ally Financial, Inc.
6.99%, 06/13/29		577	600,979
8.00%, 11/01/31		253	280,533
8.00%, 11/01/31		683	753,132
5.55%, 07/31/33		179	175,828
6.18%, 07/26/35		519	520,508
6.65%, 01/17/40		120	115,828
American Express Co.
3.30%, 05/03/27		860	852,761
5.04%, 07/26/28		1,560	1,573,427
4.05%, 05/03/29		764	760,984
5.28%, 07/27/29		1,043	1,060,769
5.09%, 01/30/31		602	612,183
4.99%, 05/26/33		786	781,947
5.04%, 05/01/34		1,614	1,616,447
4.80%, 10/24/36		1,692	1,636,010
5.41%, 02/08/41		100	99,227
American Honda Finance Corp.
3.50%, 02/15/28		2,611	2,560,293
4.55%, 03/03/28		261	260,889
5.13%, 07/07/28		499	504,314
4.40%, 09/05/29		100	99,097
4.50%, 09/04/30		1,267	1,248,234
5.85%, 10/04/30		478	496,342
5.05%, 07/10/31		290	290,724
4.90%, 01/10/34		501	487,218
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(e)	EUR	429	466,467
6.13%, 11/30/28(e)	GBP	151	186,847
6.50%, 07/10/31(e)	EUR	1,732	1,700,970
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(e)		565	446,574
Capital One Financial Corp.
3.80%, 01/31/28	USD	1,612	1,593,069
6.31%, 06/08/29		275	284,354
5.46%, 07/26/30		306	312,339
7.62%, 10/30/31		462	510,278
2.36%, 07/29/32		128	110,347
5.82%, 02/01/34		14	14,324
7.96%, 11/02/34		2,272	2,605,639
5.88%, 07/26/35		473	484,470
6.18%, 01/30/36		1,013	1,030,377
Capital One N.A.
4.65%, 09/13/28		1,865	1,872,842
2.70%, 02/06/30		558	520,645
Caterpillar Financial Services Corp.
4.40%, 03/03/28		1,095	1,100,401
3.95%, 11/14/28		248	246,813
4.85%, 02/27/29		2,077	2,113,493
4.38%, 08/16/29		200	200,662
4.70%, 11/15/29		345	349,743
Credit Acceptance Corp., 6.63%, 03/15/30(a)		177	172,867
Security		Par (000)	Value
Consumer Finance (continued)
Encore Capital Group, Inc., 4.25%, 06/01/28(e)	GBP	156	$ 196,799
FirstCash, Inc., 6.88%, 03/01/32(a)	USD	142	144,729
Ford Motor Credit Co. LLC
6.95%, 06/10/26		1,941	1,945,570
4.54%, 08/01/26		773	771,918
5.13%, 11/05/26		1,562	1,565,228
4.27%, 01/09/27		1,566	1,558,843
5.92%, 03/20/28		4,104	4,156,015
4.97%, 04/06/29		8,990	8,879,085
5.30%, 09/06/29		871	866,455
7.20%, 06/10/30		200	210,666
6.05%, 03/05/31		1,330	1,341,768
3.63%, 06/17/31		370	333,405
6.05%, 11/05/31		234	235,032
6.53%, 03/19/32		249	255,518
7.12%, 11/07/33		1,497	1,572,516
5.87%, 10/31/35		866	831,429
General Motors Financial Co., Inc.
5.40%, 05/08/27		439	442,866
2.70%, 08/20/27		991	965,707
6.00%, 01/09/28		2,816	2,879,012
5.05%, 04/04/28		600	605,209
2.40%, 10/15/28		343	325,148
5.65%, 01/17/29		1,251	1,279,512
4.30%, 04/06/29		282	279,151
5.85%, 04/06/30		39	40,366
3.60%, 06/21/30		292	277,702
2.35%, 01/08/31		1,178	1,049,415
5.75%, 02/08/31		100	103,182
5.60%, 06/18/31		912	933,433
6.40%, 01/09/33		1,934	2,049,344
6.15%, 07/15/35		477	493,263
GGAM Finance Ltd., 6.88%, 04/15/29(a)		355	362,897
Kaspi.KZ JSC, 6.25%, 03/26/30(e)		447	448,194
Muangthai Capital PCL
6.88%, 09/30/28(e)		800	791,376
7.55%, 07/21/30(e)		2,000	1,980,000
Muthoot Finance Ltd., 5.75%, 08/04/30(e)		1,700	1,632,850
Synchrony Financial
5.15%, 03/19/29		6,664	6,680,159
5.45%, 03/06/31		250	249,793
7.25%, 02/02/33		39	39,834
Toyota Motor Credit Corp.
4.50%, 05/14/27		100	100,394
5.05%, 05/16/29		1,061	1,083,638
4.45%, 06/29/29		218	218,776
1.65%, 01/10/31		808	707,428
5.10%, 03/21/31		2,419	2,474,542
4.65%, 09/03/32		509	505,223
4.80%, 01/05/34		156	155,143
Series B, 5.00%, 03/19/27		326	328,495
Volkswagen Financial Services NV, 2.13%, 01/18/28(e)	GBP	3,300	4,133,056
			92,191,279
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc., 5.63%, 03/31/32(a)	USD	93	91,560
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)		277	264,241
5.50%, 03/31/31(a)		274	270,896
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(e)	EUR	2,009	2,187,842
402026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Boots Group Finco LP, 7.38%, 08/31/32(e)	GBP	298	$ 391,720
Bubbles Bidco SpA, 6.50%, 09/30/31(e)	EUR	500	577,559
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(e)	USD	640	645,120
Dollar General Corp., 5.45%, 07/05/33		546	552,361
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(b)(e)	EUR	345	392,217
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	USD	134	139,501
Kroger Co. (The), 5.40%, 07/15/40		1,800	1,757,583
Ocado Group PLC
10.50%, 08/08/29(e)	GBP	178	231,871
11.00%, 06/15/30(e)		204	269,218
Performance Food Group, Inc., 4.25%, 08/01/29(a)	USD	161	154,651
Picard Groupe SAS, 6.38%, 07/01/29(e)	EUR	463	540,956
Sysco Corp.
3.25%, 07/15/27	USD	950	935,524
2.40%, 02/15/30		243	222,603
5.10%, 09/23/30		321	323,551
6.00%, 01/17/34		829	865,485
5.40%, 03/23/35		145	143,946
5.38%, 09/21/35		188	187,880
6.60%, 04/01/40		309	329,933
4.85%, 10/01/45		64	54,384
6.60%, 04/01/50		276	285,189
Target Corp.
4.50%, 09/15/34		1,519	1,478,760
5.25%, 02/15/36		100	101,174
3.63%, 04/15/46		563	423,300
3.90%, 11/15/47		107	83,330
Walmart, Inc.
4.35%, 04/28/30		490	494,703
4.90%, 04/28/35		129	130,803
5.25%, 09/01/35		740	771,357
6.50%, 08/15/37		416	475,962
6.20%, 04/15/38		195	217,153
5.63%, 04/01/40		475	502,966
3.63%, 12/15/47		1,313	1,010,564
2.65%, 09/22/51		100	61,458
4.50%, 09/09/52		821	707,871
			18,275,192
Containers & Packaging — 0.1%
Amcor Finance U.S.A., Inc., 5.63%, 05/26/33		152	155,724
Amcor Group Finance PLC, 5.45%, 05/23/29		451	462,099
Ardagh Group SA
9.50%, 12/01/30(e)		1,791	1,878,300
(5.50% Cash and 6.50% PIK), 12.00%, 12/01/30(a)(o)		7,796	6,551,731
(4.50% Cash and 7.50% PIK), 12.00%, 12/01/30(e)(o)	EUR	1,541	1,462,080
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/29(e)		200	208,552
4.00%, 09/01/29(a)	USD	200	183,140
6.25%, 01/30/31(a)		258	255,785
Ball Corp.
6.00%, 06/15/29		127	128,826
2.88%, 08/15/30		100	91,018
3.13%, 09/15/31		125	112,573
Berry Global, Inc., 5.65%, 01/15/34		348	355,908
Security		Par (000)	Value
Containers & Packaging (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD	201	$ 200,231
OI European Group BV, 4.75%, 02/15/30(a)		189	176,371
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)		170	162,793
Packaging Corp. of America, 5.20%, 08/15/35		100	99,200
Sealed Air Corp., 4.00%, 12/01/27(a)		250	249,375
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34		400	405,283
Smurfit Westrock Financing DAC, 5.42%, 01/15/35		241	242,935
Sonoco Products Co., 4.60%, 09/01/29		316	315,085
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)		2,410	2,128,728
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)		239	258,767
WestRock MWV LLC
8.20%, 01/15/30		154	172,617
7.95%, 02/15/31		603	683,325
WRKCo, Inc., 3.00%, 06/15/33		381	334,669
			17,275,115
Distributors — 0.0%
LKQ Corp., 6.25%, 06/15/33		257	264,763
Diversified Consumer Services — 0.0%
Match Group Holdings II LLC
5.00%, 12/15/27(a)		100	99,583
4.13%, 08/01/30(a)		85	78,772
6.13%, 09/15/33(a)		82	79,689
Service Corp. International, 5.13%, 06/01/29		182	180,822
United Rentals North America, Inc.
4.88%, 01/15/28		189	188,179
5.25%, 01/15/30		100	99,432
4.00%, 07/15/30		156	148,180
3.75%, 01/15/32		186	170,466
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)		139	142,127
			1,187,250
Diversified REITs — 0.2%
American Tower Corp., 5.45%, 02/15/34		9,910	10,074,138
Crown Castle, Inc.
2.90%, 03/15/27		354	348,706
3.65%, 09/01/27		205	202,547
5.00%, 01/11/28		112	112,803
4.30%, 02/15/29		622	614,594
5.60%, 06/01/29		492	503,650
4.90%, 09/01/29		199	200,105
3.10%, 11/15/29		466	439,792
2.10%, 04/01/31		299	260,512
2.50%, 07/15/31		1,718	1,513,460
5.10%, 05/01/33		258	254,352
5.80%, 03/01/34		389	398,436
4.75%, 05/15/47		100	83,091
Equinix, Inc.
2.50%, 05/15/31		853	761,361
3.40%, 02/15/52		2,586	1,704,950
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31		2,181	2,062,311
5.25%, 02/15/33		3,089	3,027,955
Prologis LP
4.38%, 02/01/29		415	415,226
2.88%, 11/15/29		250	237,055
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Prologis LP
1.75%, 02/01/31	USD	1,062	$ 933,107
1.63%, 03/15/31		292	255,267
5.13%, 01/15/34		1,138	1,150,446
5.00%, 03/15/34		419	419,960
5.00%, 01/31/35		229	228,192
5.25%, 05/15/35		104	105,713
2.13%, 10/15/50		367	194,675
Trust 2401, 7.70%, 01/23/32(a)		2,008	2,145,167
Trust Fibra Uno, 7.70%, 01/23/32(e)		4,000	4,223,520
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)		10,482	10,186,464
Weyerhaeuser Co., 4.00%, 04/15/30		126	122,633
WP Carey, Inc.
3.85%, 07/15/29		173	168,907
2.25%, 04/01/33		100	82,969
			43,432,064
Diversified Telecommunication Services — 0.5%
Altice France SA, 5.63%, 07/15/32(e)	EUR	643	707,914
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD	195	200,913
AT&T Inc.
2.30%, 06/01/27		1,927	1,883,634
4.70%, 08/15/30		559	563,619
2.75%, 06/01/31		555	507,511
2.25%, 02/01/32		818	714,625
2.55%, 12/01/33		2,211	1,871,031
5.40%, 02/15/34		208	212,679
4.50%, 05/15/35		724	686,253
5.13%, 04/30/36		1,863	1,840,647
4.85%, 03/01/39		129	120,140
5.55%, 08/15/41		130	125,664
5.85%, 04/30/46		817	796,142
4.75%, 05/15/46		1,896	1,593,079
5.45%, 03/01/47		1,917	1,777,371
5.15%, 02/15/50		1,181	1,041,625
5.70%, 11/01/54		1,592	1,490,636
3.85%, 06/01/60		8,180	5,503,577
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33		488	488,568
5.55%, 02/15/54		603	565,629
Cipher Compute LLC, 7.13%, 11/15/30(a)		152	157,476
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		200	210,108
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)		12,915	12,912,976
5.88%, 11/01/29		8,615	8,666,802
6.00%, 01/15/30(a)		2,600	2,615,553
Frontier Florida LLC, Series E, 6.86%, 02/01/28		5,279	5,452,837
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,551,000
Iliad Holding SAS
7.00%, 10/15/28(a)		537	540,465
6.88%, 04/15/31(e)	EUR	1,034	1,245,095
7.00%, 04/15/32(a)	USD	332	332,398
Level 3 Financing, Inc.
6.88%, 06/30/33(a)		223	227,086
8.50%, 01/15/36(a)		1,202	1,254,181
Orange SA
9.00%, 03/01/31		406	479,864
5.38%, 01/13/42		133	128,695
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Telecom Argentina SA
9.25%, 05/28/33(a)	USD	998	$ 1,033,239
8.50%, 01/20/36(a)		341	340,431
Telefonica Emisiones SA
7.05%, 06/20/36		831	916,565
5.21%, 03/08/47		1,092	948,226
Telefonica Europe BV, 8.25%, 09/15/30		808	915,921
United Group BV, 5.25%, 02/01/30(e)	EUR	191	215,318
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)	USD	359	357,133
Uniti Services LLC, 7.50%, 10/15/33(a)		85	88,370
Verizon Communications, Inc.
4.13%, 03/16/27		567	566,632
4.33%, 09/21/28		1,142	1,142,339
3.15%, 03/22/30		709	675,276
1.68%, 10/30/30		641	565,700
7.75%, 12/01/30		1,840	2,074,557
2.55%, 03/21/31		200	181,574
4.50%, 08/10/33		3,726	3,613,973
4.40%, 11/01/34		977	930,072
4.78%, 02/15/35		2,284	2,210,661
5.00%, 01/15/36		466	456,348
4.81%, 03/15/39		1,198	1,116,709
4.75%, 11/01/41		100	89,928
6.55%, 09/15/43		1,446	1,549,483
5.50%, 03/16/47		1,121	1,053,896
4.00%, 03/22/50		483	364,709
2.88%, 11/20/50		5,978	3,625,302
5.88%, 11/30/55		577	561,232
3.00%, 11/20/60		205	117,855
6.00%, 11/30/65		965	934,836
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)		245	256,063
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(a)(n)(o)		5,068	4,597,067
WOM Mobile SA, (11.00% Cash or 12.50% PIK), 11.00%, 04/01/31(a)(o)		210	212,262
Zayo Group Holdings, Inc., (9.25% Cash or 0.50% PIK), 9.25%, 03/09/30(a)(o)		147	146,511
			90,323,981
Electric Utilities — 2.3%
AEP Texas, Inc., Series G, 4.15%, 05/01/49		1,090	823,358
AEP Transmission Co. LLC
3.75%, 12/01/47		3,185	2,357,246
3.80%, 06/15/49		1,262	929,197
3.15%, 09/15/49		1,476	970,507
Series N, 2.75%, 08/15/51		2,295	1,377,323
AES Andes SA
6.30%, 03/15/29(a)		200	204,375
6.30%, 03/15/29(e)		443	452,691
Alabama Power Co.
3.85%, 12/01/42		405	324,822
4.15%, 08/15/44		411	334,474
Series B, 3.70%, 12/01/47		239	176,214
Alpha Generation LLC
6.75%, 10/15/32(a)		40	40,585
6.25%, 01/15/34(a)		79	77,605
American Transmission Co. LLC, 5.75%, 04/01/56(a)		130	128,857
Arizona Public Service Co., 5.10%, 03/15/36		19,881	19,546,502
Atlantic City Electric Co., 2.30%, 03/15/31		76	68,466
422026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Baltimore Gas & Electric Co.
5.30%, 06/01/34	USD	1,094	$ 1,121,933
5.45%, 06/01/35		111	113,808
6.35%, 10/01/36		232	252,372
3.50%, 08/15/46		1,549	1,118,138
3.75%, 08/15/47		1,396	1,043,040
2.90%, 06/15/50		888	558,048
Berkshire Hathaway Energy Co.
5.95%, 05/15/37		668	702,266
5.15%, 11/15/43		424	395,009
4.45%, 01/15/49		428	347,198
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(e)	EUR	602	672,599
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD	202	199,305
Commonwealth Edison Co.
5.30%, 06/01/34		352	362,110
6.45%, 01/15/38		338	371,073
4.70%, 01/15/44		205	179,798
3.70%, 03/01/45		306	233,278
4.35%, 11/15/45		100	82,778
4.00%, 03/01/49		100	76,403
5.30%, 02/01/53		100	92,732
5.65%, 06/01/54		192	187,111
Series 123, 3.75%, 08/15/47		174	129,895
Connecticut Light & Power Co. (The)
4.95%, 08/15/34		113	112,050
Series A, 4.15%, 06/01/45		465	377,383
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/34		102	105,800
3.85%, 06/15/46		1,590	1,217,524
5.90%, 11/15/53		1,105	1,103,253
4.63%, 12/01/54		75	61,790
4.30%, 12/01/56		95	73,703
4.50%, 05/15/58		100	79,681
Series 06-A, 5.85%, 03/15/36		277	292,256
Series 06-B, 6.20%, 06/15/36		676	723,358
Series 09-C, 5.50%, 12/01/39		194	194,212
Series C, 3.00%, 12/01/60		1,238	718,502
Series D, 4.00%, 12/01/28		201	199,646
Constellation Energy Generation LLC
4.63%, 02/01/29(a)		998	985,928
5.75%, 10/01/41		429	429,266
5.60%, 06/15/42		258	252,833
6.50%, 10/01/53		307	325,809
5.88%, 01/15/66		105	100,806
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(e)		8,000	8,047,500
Continuum Green Energy India Pvt/Co- Issuers, 7.50%, 06/26/33(e)		9,408	9,292,728
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38		100	105,766
4.60%, 06/15/43		280	242,158
Dominion Energy, Inc.
7.00%, 06/15/38		145	160,032
Series C, 4.05%, 09/15/42		100	79,022
Series F, 5.25%, 08/01/33		200	202,358
DTE Electric Co.
4.25%, 05/14/27		1,473	1,473,638
5.20%, 03/01/34		176	179,847
4.30%, 07/01/44		360	301,643
5.40%, 04/01/53		202	192,552
Security		Par (000)	Value
Electric Utilities (continued)
DTE Electric Co.
5.85%, 05/15/55	USD	202	$ 203,328
Series A, 4.85%, 03/01/36		729	715,335
Duke Energy Carolinas LLC, 3.70%, 12/01/47		2,564	1,901,637
Duke Energy Florida LLC, 4.20%, 07/15/48		1,764	1,391,607
Duke Energy Kentucky, Inc., 5.90%, 09/15/35 (Acquired 08/11/25, cost $9,639,000)(h)(j)		9,639	9,614,902
Duke Energy Ohio, Inc.
5.25%, 04/01/33		1,527	1,560,294
5.55%, 03/15/54		3,785	3,623,502
Duke Energy Progress LLC
3.70%, 10/15/46		2,928	2,178,669
2.50%, 08/15/50		478	274,238
Edison International
6.95%, 11/15/29		924	974,949
4.80%, 03/15/31		512	499,799
5.25%, 03/15/32		102	100,951
Electricite de France SA, 3.38% (e)(p)	EUR	400	434,780
Entergy Arkansas LLC, 5.15%, 01/15/33	USD	100	101,695
Entergy Corp., 1.90%, 06/15/28		253	239,880
Entergy Louisiana LLC
3.05%, 06/01/31		25	23,259
4.00%, 03/15/33		42	39,874
5.15%, 09/15/34		76	76,557
4.95%, 01/15/45		594	535,078
4.20%, 04/01/50		251	197,363
5.80%, 03/15/55		407	399,117
Entergy Texas, Inc.
4.50%, 03/30/39		1,590	1,453,326
5.00%, 09/15/52		100	87,068
Evergy Kansas Central, Inc.
3.10%, 04/01/27		145	143,460
5.90%, 11/15/33		196	207,860
5.25%, 03/15/35		119	119,951
Evergy Metro, Inc.
5.13%, 08/15/35		251	249,747
4.20%, 03/15/48		229	182,053
Exelon Corp.
5.45%, 03/15/34		100	102,232
4.95%, 03/15/36		134	129,963
5.10%, 06/15/45		173	155,664
5.88%, 03/15/55		261	254,423
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)		865	864,713
FirstEnergy Corp., Series C, 3.40%, 03/01/50		18,914	12,583,438
FirstEnergy Transmission LLC
4.75%, 01/15/33		9,675	9,529,127
5.00%, 01/15/35		16,781	16,524,176
4.55%, 04/01/49(a)		7,670	6,356,687
Florida Power & Light Co.
5.15%, 06/15/29		1,583	1,623,930
5.63%, 04/01/34		230	240,039
5.30%, 06/15/34		1,169	1,201,937
4.95%, 06/01/35		984	980,199
5.69%, 03/01/40		1,026	1,058,760
4.13%, 02/01/42		252	214,370
3.15%, 10/01/49		1,499	1,003,359
5.60%, 02/15/66		278	267,810
Georgia Power Co.
4.85%, 03/15/31		2,431	2,461,229
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Georgia Power Co.
4.70%, 05/15/32	USD	4,456	$ 4,457,889
4.30%, 03/15/43		100	84,880
Series 10-C, 4.75%, 09/01/40		500	468,700
Series B, 2.65%, 09/15/29		100	94,686
India Green Power Holdings, 4.00%, 02/22/27(e)		6,538	6,368,402
Kentucky Utilities Co.
5.45%, 04/15/33		294	303,370
5.13%, 11/01/40		404	389,685
4.38%, 10/01/45		141	116,292
5.85%, 08/15/55		118	117,324
Louisville Gas & Electric Co., 5.45%, 04/15/33		668	689,724
MidAmerican Energy Co.
4.25%, 05/01/46		434	355,314
3.65%, 08/01/48		188	137,759
3.15%, 04/15/50		1,263	835,273
5.30%, 02/01/55		239	221,647
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42		120	100,739
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		6,173	6,066,616
MVM Energetika Zrt, 6.50%, 03/13/31(e)		6,120	6,315,075
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/29		171	173,146
8.00%, 03/01/32		522	603,938
7.13%, 09/15/53		562	581,626
Series D, 4.05%, 02/09/29		217	215,564
Nevada Power Co., Series N, 6.65%, 04/01/36		146	161,761
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		1,599	1,606,714
5.25%, 03/15/34		536	542,636
3.00%, 01/15/52		521	321,917
5.90%, 03/15/55		174	170,791
Northern States Power Co.
6.25%, 06/01/36		354	384,760
5.35%, 11/01/39		1,375	1,368,851
2.90%, 03/01/50		486	314,344
3.20%, 04/01/52		292	198,114
NRG Energy, Inc.
5.25%, 06/15/29(a)		373	369,291
5.75%, 07/15/29(a)		288	287,569
3.63%, 02/15/31(a)		142	130,761
NSTAR Electric Co.
3.25%, 05/15/29		173	167,461
1.95%, 08/15/31		2,161	1,889,613
5.40%, 06/01/34		170	173,762
Oglethorpe Power Corp.
5.95%, 11/01/39		121	124,756
6.20%, 12/01/53		338	344,037
Ohio Power Co.
4.00%, 06/01/49		2,212	1,651,530
Series P, 2.60%, 04/01/30		23	21,323
Series R, 2.90%, 10/01/51		473	282,902
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		312	307,135
7.00%, 05/01/32		748	833,995
5.35%, 04/01/35		145	148,166
7.50%, 09/01/38		100	117,993
Security		Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42	USD	429	$ 406,863
3.80%, 09/30/47		298	224,026
3.70%, 05/15/50		565	407,851
2.70%, 11/15/51		215	124,649
5.55%, 06/15/54		347	331,176
Pacific Gas & Electric Co.
5.00%, 06/04/28		840	847,116
3.00%, 06/15/28		665	643,379
5.55%, 05/15/29		1,250	1,279,690
3.25%, 06/01/31		735	677,919
5.05%, 10/15/32		1,309	1,300,491
6.15%, 01/15/33		383	400,464
6.40%, 06/15/33		12	12,736
5.80%, 05/15/34		255	261,296
5.20%, 05/01/36		744	725,123
4.50%, 07/01/40		10,245	8,742,142
3.30%, 08/01/40		7,852	5,872,215
4.45%, 04/15/42		100	82,367
3.75%, 08/15/42		1,297	971,076
4.75%, 02/15/44		4,059	3,381,872
4.25%, 03/15/46		856	650,197
3.95%, 12/01/47		1,052	765,542
4.95%, 07/01/50		38,798	32,139,343
3.50%, 08/01/50		7,742	5,118,946
5.25%, 03/01/52		4,819	4,100,458
6.75%, 01/15/53		17,712	18,377,728
6.70%, 04/01/53		11,996	12,416,869
5.90%, 10/01/54		6,982	6,506,166
6.15%, 03/01/55		9,162	8,851,858
6.10%, 10/15/55		20,494	19,684,985
PacifiCorp
3.50%, 06/15/29		303	291,634
6.35%, 07/15/38		850	870,128
6.00%, 01/15/39		2,909	2,889,083
4.10%, 02/01/42		570	444,670
4.13%, 01/15/49		310	227,257
3.30%, 03/15/51		176	109,599
PECO Energy Co.
3.70%, 09/15/47		1,254	936,895
5.25%, 09/15/54		100	92,683
PG&E Corp., 5.25%, 07/01/30		18,780	18,531,956
Pinnacle West Capital Corp., 5.15%, 05/15/30		12,421	12,603,644
Potomac Electric Power Co., 4.15%, 03/15/43		30	24,775
PPL Capital Funding, Inc., 5.25%, 09/01/34		200	201,417
PPL Electric Utilities Corp.
4.85%, 02/15/34		100	99,650
4.13%, 06/15/44		383	314,910
3.95%, 06/01/47		285	221,986
Public Service Co. of Colorado
1.88%, 06/15/31		1,236	1,077,846
3.60%, 09/15/42		75	57,848
5.25%, 04/01/53		429	388,212
Series 17, 6.25%, 09/01/37		291	310,612
Series 35, 1.90%, 01/15/31		101	89,200
Series 36, 2.70%, 01/15/51		177	104,668
Public Service Electric & Gas Co.
3.65%, 09/01/28		100	98,620
4.65%, 03/15/33		155	153,162
5.20%, 03/01/34		362	368,149
5.80%, 05/01/37		932	980,547
3.95%, 05/01/42		226	186,502
442026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.60%, 12/01/47	USD	354	$ 261,453
3.85%, 05/01/49		25	19,003
3.20%, 08/01/49		95	63,819
2.05%, 08/01/50		22	11,617
5.45%, 08/01/53		158	151,724
5.45%, 03/01/54		236	225,355
Series Q, 5.50%, 03/01/55		100	96,530
Public Service Enterprise Group, Inc.
5.88%, 10/15/28		1,144	1,180,543
6.13%, 10/15/33		653	691,625
Puget Energy, Inc.
2.38%, 06/15/28		576	548,989
4.10%, 06/15/30		408	395,396
4.22%, 03/15/32		231	220,349
5.73%, 03/15/35		601	605,373
Puget Sound Energy, Inc.
5.64%, 04/15/41		112	110,734
5.45%, 06/01/53		100	94,617
San Diego Gas & Electric Co.
6.00%, 06/01/39		241	250,694
4.50%, 08/15/40		202	181,758
Series RRR, 3.75%, 06/01/47		114	84,495
Southern California Edison Co.
5.85%, 11/01/27		2,991	3,046,269
5.45%, 06/01/31		100	102,294
6.00%, 01/15/34		873	910,155
5.63%, 02/01/36		227	227,420
6.05%, 03/15/39		218	221,316
4.65%, 10/01/43		930	777,743
4.00%, 04/01/47		44	32,689
5.70%, 03/01/53		361	331,412
Series 08-A, 5.95%, 02/01/38		418	423,795
Series A, 4.20%, 03/01/29		570	563,557
Series C, 3.60%, 02/01/45		363	257,913
Series E, 5.45%, 06/01/52		1,414	1,252,900
Southern Co. (The)
5.20%, 06/15/33		1,113	1,124,151
4.85%, 03/15/35		649	631,348
Southern Power Co.
5.25%, 07/15/43		204	190,511
Series B, 4.90%, 10/01/35		100	96,710
Southwestern Electric Power Co., 5.30%, 04/01/33		612	620,583
Southwestern Public Service Co.
5.30%, 05/15/35		730	732,253
4.50%, 08/15/41		117	102,172
3.70%, 08/15/47		953	700,601
Series 6, 4.40%, 11/15/48		100	81,035
Talen Energy Supply LLC
8.63%, 06/01/30(a)		171	179,392
6.25%, 02/01/34(a)		200	197,772
Tampa Electric Co.
5.15%, 03/01/35		100	100,287
4.35%, 05/15/44		173	144,529
Tsetsens Mining & Energy LLC, 11.38%, 02/05/31(e)		1,500	1,507,050
Tucson Electric Power Co., 5.50%, 04/15/53		100	93,306
Union Electric Co.
3.50%, 03/15/29		468	457,497
4.80%, 03/15/36		954	931,153
5.30%, 08/01/37		111	112,269
Security		Par (000)	Value
Electric Utilities (continued)
Union Electric Co.
3.90%, 09/15/42	USD	84	$ 67,915
3.65%, 04/15/45		564	427,842
5.55%, 03/15/56		458	441,561
Virginia Electric & Power Co.
5.30%, 08/15/33		100	102,292
6.35%, 11/30/37		440	473,692
4.00%, 01/15/43		198	158,442
2.45%, 12/15/50		1,417	789,838
Series A, 3.80%, 04/01/28		2,278	2,255,503
Series A, 6.00%, 05/15/37		110	115,646
Series B, 3.75%, 05/15/27		313	311,068
Series B, 3.80%, 09/15/47		831	619,394
Series C, 4.63%, 05/15/52		256	210,805
Vistra Operations Co. LLC
5.00%, 07/31/27(a)		209	208,262
6.88%, 04/15/32(a)		149	154,207
6.00%, 04/15/34(a)		5,564	5,719,608
VoltaGrid LLC, 7.38%, 11/01/30(a)		1,486	1,534,754
Wisconsin Electric Power Co., 5.65%, 03/15/56		460	450,781
Xcel Energy, Inc.
4.60%, 06/01/32		286	280,943
5.50%, 03/15/34		487	495,056
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(a)		92	96,848
8.63%, 03/15/33(a)		224	236,638
			400,857,773
Electrical Equipment — 0.0%
Eaton Corp.
3.85%, 03/06/28		1,339	1,329,176
3.95%, 03/06/29		2,726	2,698,776
3.92%, 09/15/47		88	69,332
Emerson Electric Co., 5.00%, 03/15/35		148	148,969
Imola Merger Corp., 4.75%, 05/15/29(a)		132	128,295
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		489	499,650
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
2.50%, 05/11/31		293	263,249
2.65%, 02/15/32		100	88,291
5.00%, 01/15/33		726	721,156
3.25%, 05/11/41		482	354,395
Otis Worldwide Corp.
2.57%, 02/15/30		462	428,895
5.13%, 11/19/31		100	102,297
3.11%, 02/15/40		203	154,376
Sensata Technologies, Inc.
4.38%, 02/15/30(a)		49	46,860
3.75%, 02/15/31(a)		100	92,752
6.63%, 07/15/32(a)		200	203,997
Vertiv Holdings Co., 4.85%, 03/15/36		310	301,434
WESCO Distribution, Inc.
6.38%, 03/15/29(a)		152	154,722
6.63%, 03/15/32(a)		171	175,024
			7,961,646
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp.
5.05%, 04/05/27		100	100,742
2.20%, 09/15/31		130	115,373
5.25%, 04/05/34		1,494	1,526,575
5.00%, 01/15/35		276	275,649
4.63%, 02/15/36		583	563,777
Arrow Electronics, Inc., 2.95%, 02/15/32		226	199,684
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc., 3.00%, 05/15/31	USD	125	$ 111,950
Corning, Inc.
5.75%, 08/15/40		325	328,633
4.75%, 03/15/42		298	270,125
4.38%, 11/15/57		200	157,497
5.45%, 11/15/79		248	222,885
Flex Ltd., 5.25%, 01/15/32		100	100,400
Jabil, Inc.
4.25%, 05/15/27		100	99,743
4.75%, 02/01/33		102	99,318
Tyco Electronics Group SA
5.00%, 05/09/35		100	99,668
7.13%, 10/01/37		100	115,479
			4,387,498
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)		100	100,000
6.63%, 09/01/32(a)		100	101,966
Baker Hughes Holdings LLC, 5.13%, 09/15/40		277	265,066
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05%, 03/11/29		692	688,478
3.81%, 03/11/34	EUR	4,030	4,599,435
5.00%, 06/15/36	USD	257	252,323
Deepocean Ltd., 6.00%, 04/08/31(e)	EUR	539	633,626
Halliburton Co.
6.70%, 09/15/38	USD	268	293,858
7.45%, 09/15/39		134	156,731
4.75%, 08/01/43		1,101	962,371
Kodiak Gas Services LLC
7.25%, 02/15/29(a)		100	103,606
6.50%, 10/01/33(a)		31	31,335
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(a)(b)(h)		9,844	9,905,528
Noble Finance II LLC, 8.00%, 04/15/30(a)		115	118,402
NOV, Inc., 3.95%, 12/01/42		170	133,575
Oceanica Lux, 13.00%, 10/02/29(a)		201	211,445
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30(a)(n)		2,951	7,002,723
0.25%, 10/01/31(n)		5,583	6,971,771
Transocean International Ltd.
8.25%, 05/15/29(a)		765	790,439
7.88%, 10/15/32(a)		144	153,864
Valaris Ltd., 8.38%, 04/30/30(a)		105	108,800
Venture Global LNG, Inc.
8.13%, 06/01/28(a)		667	682,155
7.00%, 01/15/30(a)		116	118,442
8.38%, 06/01/31(a)		58	60,319
9.88%, 02/01/32(a)		87	93,437
WBI Operating LLC
6.25%, 10/15/30(a)		88	88,524
6.50%, 10/15/33(a)		45	44,656
			34,672,875
Entertainment — 0.0%
China Ruyi Holdings Ltd., 0.00%, 01/31/27(d)(e)(n)	HKD	3,000	364,995
Cinemark U.S.A., Inc., 7.00%, 08/01/32(a)	USD	125	128,436
iQIYI, Inc., 4.63%, 03/15/30(n)		400	361,397
Security		Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)	USD	69	$ 68,571
OAK-Eagle Acquireco, Inc., 07/01/33(a)(i)		191	197,894
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)		200	171,244
4.63%, 04/16/29(e)		4,000	3,437,709
8.45%, 07/27/30(a)		200	190,906
ROBLOX Corp., 3.88%, 05/01/30(a)		100	93,978
			5,015,130
Financial Services — 0.9%
ABRA Global Finance, (6% Cash and 8% PIK), 14.00%, 10/22/29(a)(o)		584	552,287
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/28(a)(h)(o)		18,914	19,411,685
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27		2,193	2,169,566
3.00%, 10/29/28		280	269,524
5.10%, 01/19/29		880	891,496
6.15%, 09/30/30		310	325,775
3.40%, 10/29/33		1,810	1,601,398
5.30%, 01/19/34		351	349,294
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.07%, 01/21/30(b)(h)		880	872,344
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)		20,792	20,583,661
Block, Inc.
6.50%, 05/15/32		269	271,456
6.00%, 08/15/33(a)		64	62,943
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(e)(o)	GBP	199	259,584
Brookfield Finance, Inc.
4.85%, 03/29/29	USD	428	429,931
2.72%, 04/15/31		645	584,895
5.68%, 01/15/35		493	497,247
5.33%, 01/15/36		262	256,530
4.70%, 09/20/47		100	83,065
3.63%, 02/15/52		146	98,701
5.97%, 03/04/54		100	96,859
5.81%, 03/03/55		106	100,413
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)		155	152,220
8.75%, 04/15/30(a)		1,107	1,032,913
Corebridge Financial, Inc.
3.65%, 04/05/27		292	289,352
3.85%, 04/05/29		100	97,623
6.05%, 09/15/33		564	589,577
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)		88	83,876
6.75%, 12/01/32(a)		99	93,154
Domain Greenbough Partner 2, 14.57%, 01/23/32(a)(h)		3,238	3,234,076
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(e)	EUR	579	681,198
6.63%, 12/15/30(a)	USD	180	183,071
Envalior Deutschland Gmbh, (11.62% PIK), (6-mo. EURIBOR at 0.00% Floor + 9.50%) (12.37% Cash or 12.37% PIK), 12.00%, 04/01/31(b)(h)(o)	EUR	12,319	11,552,201
Equitable Holdings, Inc., 5.59%, 01/11/33	USD	624	636,471
462026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD	100	$ 99,315
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)		206	192,591
8.38%, 04/01/32(a)		67	65,908
7.88%, 04/01/33(a)		86	80,631
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(e)	EUR	1,846	2,144,294
Glencore Funding LLC, 2.50%, 09/01/30(a)	USD	2,230	2,027,833
Homes By West Bay LLC, 11.00%, 02/06/30(h)		21,604	21,333,950
Intrum Investments & Financing AB, 8.00%, 09/11/27(e)	EUR	1,324	1,521,034
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(a)(b)(h)	USD	11,328	8,509,612
Mastercard, Inc.
2.95%, 06/01/29		696	670,807
4.88%, 05/09/34		885	890,047
3.80%, 11/21/46		988	764,741
3.65%, 06/01/49		154	113,340
Minejesa Capital BV
5.63%, 08/10/37(e)		461	441,315
5.63%, 08/10/37(a)		200	191,460
Nasdaq, Inc.
5.55%, 02/15/34		1,016	1,045,141
2.50%, 12/21/40		148	102,880
6.10%, 06/28/63		225	225,579
Oceana Australian Fixed Income Trust
8.00%, 08/31/26(h)	AUD	3,013	2,089,213
8.00%, 08/31/27(h)		5,022	3,521,407
10.50%, 07/31/28(h)		4,228	2,877,144
PayPal Holdings, Inc.
3.90%, 06/01/27	USD	846	841,806
4.45%, 03/06/28		610	611,290
2.30%, 06/01/30		552	504,902
4.40%, 06/01/32		209	205,225
5.10%, 04/01/35		376	373,316
3.25%, 06/01/50		100	64,500
5.50%, 06/01/54		420	383,042
PennyMac Financial Services, Inc.
7.13%, 11/15/30(a)		145	144,097
5.75%, 09/15/31(a)		111	102,700
6.75%, 02/15/34(a)		217	203,077
PRA Group Europe Holding II S.a.r.l., 6.25%, 09/30/32(e)	EUR	848	927,032
Resurgent Trade & Invest Ltd., 9.51%, 12/05/27(h)	USD	13,653	13,602,484
Rocket Cos., Inc., 6.50%, 08/01/29(a)		456	461,132
Rocket Mortgage LLC/Rocket Mortgage Co- Issuer, Inc., 3.88%, 03/01/31(a)		271	250,073
Sammaan Capital Ltd., 9.70%, 07/03/27(e)		2,000	2,039,000
Sun Country Airlines, Series 2022-1A, 4.84%, 03/15/31(h)		2,708	2,663,921
SURA Asset Management SA
6.35%, 05/13/32(a)		1,249	1,311,712
6.35%, 05/13/32(e)		1,369	1,437,738
UBS Americas, Inc., 7.13%, 07/15/32		354	395,453
United Wholesale Mortgage LLC
5.75%, 06/15/27(a)		199	195,858
5.50%, 04/15/29(a)		75	70,199
UWM Holdings LLC, 6.25%, 03/15/31(a)		158	143,888
Visa, Inc.
4.40%, 02/12/33		100	99,086
Security		Par (000)	Value
Financial Services (continued)
Visa, Inc.
4.70%, 02/12/36	USD	827	$ 818,043
2.70%, 04/15/40		709	535,121
4.30%, 12/14/45		649	550,634
3.65%, 09/15/47		279	212,548
Voya Financial, Inc.
5.00%, 09/20/34		223	217,061
5.70%, 07/15/43		100	95,340
Western Union Co. (The), 6.20%, 11/17/36		109	110,911
Worldline SA
0.88%, 06/30/27(e)	EUR	1,600	1,733,287
4.13%, 09/12/28(e)		3,500	3,675,986
5.25%, 11/27/29(e)		1,100	1,097,599
5.50%, 06/10/30(e)		600	593,582
			153,974,271
Food Products — 0.1%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	USD	504	416,535
3.75%, 09/15/47		136	103,387
Bunge Ltd. Finance Corp.
4.20%, 09/17/29		320	316,972
4.55%, 08/04/30		518	515,624
Campbell’s Co. (The)
5.20%, 03/21/29		115	116,100
4.55%, 03/21/31		840	814,361
4.75%, 03/23/35		264	243,046
4.80%, 03/15/48		383	302,527
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)		431	440,420
Conagra Brands, Inc.
4.85%, 11/01/28		1,221	1,222,211
8.25%, 09/15/30		431	484,662
5.30%, 11/01/38		278	258,532
5.40%, 11/01/48		100	84,983
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		81	80,832
Flowers Foods, Inc., 6.20%, 03/15/55		529	429,104
Froneri Lux FinCo S.a.r.l., 4.75%, 08/01/32(e)	EUR	1,695	1,850,679
General Mills, Inc.
4.20%, 04/17/28	USD	336	334,249
5.50%, 10/17/28		100	102,511
2.88%, 04/15/30		329	306,901
2.25%, 10/14/31		228	199,857
4.95%, 03/29/33		317	313,351
5.25%, 01/30/35		450	444,814
5.40%, 06/15/40		100	96,300
4.15%, 02/15/43		100	79,972
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)		174	162,820
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.90%, 12/15/29(b)(e)	EUR	455	526,745
J M Smucker Co. (The)
3.38%, 12/15/27	USD	1,491	1,465,573
6.20%, 11/15/33		303	321,052
4.25%, 03/15/35		159	146,126
6.50%, 11/15/43		448	466,936
Kellanova
3.40%, 11/15/27		126	124,402
5.25%, 03/01/33		100	102,062
4.50%, 04/01/46		101	85,756
Kraft Heinz Foods Co.
3.88%, 05/15/27		634	629,715
4.63%, 01/30/29		121	121,235
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co.
5.00%, 07/15/35	USD	185	$ 179,706
4.63%, 10/01/39		549	484,013
6.50%, 02/09/40		865	903,235
5.20%, 07/15/45		1,062	926,911
5.50%, 06/01/50		417	372,659
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(a)		119	110,545
McCormick & Co., Inc., 4.15%, 02/15/29		339	335,711
MHP Lux SA, 10.50%, 07/28/29(a)		200	201,000
Mondelez International, Inc.
2.63%, 03/17/27		570	561,386
2.75%, 04/13/30		512	477,002
3.00%, 03/17/32		380	343,824
Pilgrim’s Pride Corp.
4.25%, 04/15/31		226	215,879
3.50%, 03/01/32		211	191,534
6.25%, 07/01/33		128	134,039
6.88%, 05/15/34		482	520,349
Post Holdings, Inc.
4.50%, 09/15/31(a)		134	124,595
6.25%, 02/15/32(a)		66	66,682
6.50%, 03/15/36(a)		293	286,941
Tyson Foods, Inc.
3.55%, 06/02/27		3,051	3,022,494
4.35%, 03/01/29		100	99,675
5.70%, 03/15/34		816	844,733
4.95%, 02/20/36		56	54,701
4.55%, 06/02/47		100	84,167
U.S. Foods, Inc.
6.88%, 09/15/28(a)		179	182,948
4.75%, 02/15/29(a)		100	98,670
			24,533,751
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)		289	306,171
Atmos Energy Corp.
5.45%, 10/15/32		297	308,768
5.50%, 06/15/41		323	323,014
4.15%, 01/15/43		102	85,597
4.13%, 10/15/44		99	81,881
5.75%, 10/15/52		245	243,428
6.20%, 11/15/53		338	356,881
China Oil & Gas Group Ltd., 7.00%, 02/04/29(e)		2,000	1,922,625
EP Infrastructure AS
4.13%, 02/27/33(e)	EUR	4,020	4,464,606
4.38%, 01/29/34(e)		4,205	4,695,826
National Fuel Gas Co., 5.95%, 03/15/35	USD	125	129,319
Southern California Gas Co.
2.95%, 04/15/27		28	27,632
Series VV, 4.30%, 01/15/49		390	309,229
Southern Co. Gas Capital Corp., 4.40%, 06/01/43		495	414,907
			13,669,884
Ground Transportation — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(a)		117	115,644
8.38%, 06/15/32(a)		185	183,985
Burlington Northern Santa Fe LLC
6.20%, 08/15/36		461	502,698
Security		Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC
4.90%, 04/01/44	USD	278	$ 254,857
3.90%, 08/01/46		2,751	2,149,743
3.30%, 09/15/51		492	332,613
2.88%, 06/15/52		1,657	1,020,672
5.20%, 04/15/54		132	121,470
5.80%, 03/15/56		231	233,047
Canadian National Railway Co.
4.20%, 03/12/31		60	59,176
5.85%, 11/01/33		469	498,546
6.25%, 08/01/34		760	827,165
3.20%, 08/02/46		397	280,204
Canadian Pacific Railway Co.
4.00%, 06/01/28		740	735,765
2.05%, 03/05/30		130	118,902
4.80%, 03/30/30		659	667,068
7.13%, 10/15/31		144	160,428
2.45%, 12/02/31		1,126	1,000,453
4.80%, 09/15/35		835	827,157
3.00%, 12/02/41		240	176,381
4.30%, 05/15/43		166	141,617
4.95%, 08/15/45		100	91,264
CSX Corp.
3.25%, 06/01/27		916	905,705
2.40%, 02/15/30		415	385,753
5.20%, 11/15/33		353	361,897
6.00%, 10/01/36		424	453,843
6.15%, 05/01/37		546	590,679
4.75%, 05/30/42		2,397	2,189,379
4.30%, 03/01/48		100	81,628
3.80%, 04/15/50		447	332,088
DP World Ltd., 6.85%, 07/02/37(e)		5,730	6,087,380
Edge Finco PLC, 8.13%, 08/15/31(e)	GBP	1,608	2,195,478
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(e)	CHF	760	953,964
Mobico Group PLC, 4.88%, 09/26/31(e)	EUR	505	451,860
Norfolk Southern Corp.
3.80%, 08/01/28	USD	185	183,132
5.05%, 08/01/30		133	135,877
5.55%, 03/15/34		1,010	1,046,927
5.10%, 05/01/35		93	93,271
3.95%, 10/01/42		273	221,238
3.94%, 11/01/47		1,356	1,036,208
2.90%, 08/25/51		153	93,972
4.05%, 08/15/52		309	233,834
3.70%, 03/15/53		202	142,564
5.35%, 08/01/54		82	76,452
5.95%, 03/15/64		148	146,535
5.10%, 08/01/18		100	84,320
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.78%, 04/22/30(b)	EUR	501	538,556
Uber Technologies, Inc.
4.30%, 01/15/30	USD	775	768,471
4.15%, 01/15/31		192	187,736
4.80%, 09/15/34		100	97,901
4.80%, 09/15/35		361	350,298
5.35%, 09/15/54		100	92,082
Union Pacific Corp.
3.00%, 04/15/27		1,263	1,248,807
3.95%, 09/10/28		1,096	1,089,906
2.40%, 02/05/30		129	119,983
2.38%, 05/20/31		388	351,612
482026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp.
2.80%, 02/14/32	USD	191	$ 173,693
3.38%, 02/01/35		318	283,349
3.38%, 02/14/42		1,307	1,011,845
4.05%, 11/15/45		257	206,448
4.05%, 03/01/46		503	402,260
4.00%, 04/15/47		354	278,065
3.80%, 10/01/51		100	73,988
2.95%, 03/10/52		64	39,919
4.95%, 05/15/53		814	725,673
3.95%, 08/15/59		558	404,435
3.84%, 03/20/60		488	345,204
5.15%, 01/20/63		203	181,578
4.10%, 09/15/67		238	172,050
3.75%, 02/05/70		589	391,357
XPO, Inc., 7.13%, 02/01/32(a)		99	102,110
			38,620,165
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
4.30%, 03/15/33		765	748,672
4.65%, 03/15/36		3,026	2,959,000
4.75%, 03/15/38		418	405,337
4.90%, 11/30/46		978	897,728
5.50%, 03/15/56		665	652,051
5.60%, 03/15/66		655	638,459
Augusta SpinCo Corp., 5.25%, 03/23/36		240	240,058
Bausch + Lomb Corp., 8.38%, 10/01/28(a)		296	305,620
Baxter International, Inc.
1.73%, 04/01/31		1,218	1,019,042
2.54%, 02/01/32		562	473,691
5.65%, 12/15/35		443	432,644
3.50%, 08/15/46		100	65,675
Becton Dickinson & Co.
3.70%, 06/06/27		560	555,390
4.69%, 02/13/28		100	100,478
5.08%, 06/07/29		378	383,578
2.82%, 05/20/30		245	228,460
1.96%, 02/11/31		931	820,928
4.30%, 08/22/32		124	120,190
5.11%, 02/08/34		577	580,589
4.67%, 06/06/47		137	119,588
Boston Scientific Corp.
2.65%, 06/01/30		299	278,586
7.38%, 01/15/40		114	134,908
GE HealthCare Technologies, Inc.
5.65%, 11/15/27		1,600	1,631,781
4.80%, 08/14/29		667	673,061
5.86%, 03/15/30		429	447,679
4.80%, 01/15/31		449	451,767
5.91%, 11/22/32		118	124,468
5.50%, 06/15/35		330	336,745
Hologic, Inc., 4.63%, 02/01/28(a)		100	99,850
Medline Borrower LP
3.88%, 04/01/29(a)		100	96,736
5.25%, 10/01/29(a)		167	165,529
Medtronic Global Holdings SCA
4.25%, 03/30/28		978	979,953
4.50%, 03/30/33		463	457,163
Medtronic, Inc., 4.38%, 03/15/35		448	433,003
Solventum Corp.
5.40%, 03/01/29		398	407,147
5.45%, 03/13/31		737	756,140
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Solventum Corp.
5.60%, 03/23/34	USD	466	$ 476,397
Stryker Corp.
3.65%, 03/07/28		279	275,877
4.85%, 12/08/28		107	108,578
4.25%, 09/11/29		159	158,408
1.95%, 06/15/30		261	235,540
4.63%, 09/11/34		584	570,076
4.63%, 03/15/46		302	261,579
Teleflex, Inc., 4.25%, 06/01/28(a)		100	97,240
Thermo Fisher Scientific, Inc.
4.98%, 08/10/30		212	216,642
4.47%, 10/07/32		146	144,469
4.55%, 06/15/33		1,803	1,781,430
4.90%, 02/12/36		486	482,549
5.30%, 02/01/44		636	614,564
5.55%, 02/12/46		217	214,301
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28		308	315,071
5.05%, 02/19/30		114	115,807
2.60%, 11/24/31		139	124,111
5.20%, 09/15/34		130	129,989
5.50%, 02/19/35		100	102,074
5.75%, 11/30/39		116	117,287
			25,763,683
Health Care Providers & Services — 0.5%
AdaptHealth LLC
4.63%, 08/01/29(a)		86	81,937
5.13%, 03/01/30(a)		98	93,896
Cardinal Health, Inc.
3.41%, 06/15/27		709	700,606
4.50%, 11/15/44		855	716,564
4.90%, 09/15/45		228	201,035
Cencora, Inc.
3.95%, 02/13/29		1,205	1,188,234
4.85%, 12/15/29		1,054	1,068,374
4.60%, 02/13/33		466	458,192
4.90%, 02/13/36		100	97,974
Centene Corp.
4.25%, 12/15/27		2,116	2,078,578
3.38%, 02/15/30		1,887	1,704,599
2.50%, 03/01/31		1,132	949,921
2.63%, 08/01/31		207	173,082
CHS/Community Health Systems, Inc.
10.88%, 01/15/32(a)		100	107,286
9.75%, 01/15/34(a)		446	462,889
Cigna Group (The)
4.38%, 10/15/28		827	826,350
5.00%, 05/15/29		526	535,301
2.40%, 03/15/30		913	843,415
4.50%, 09/15/30		81	80,727
2.38%, 03/15/31		111	99,733
5.13%, 05/15/31		417	425,588
5.40%, 03/15/33		846	869,735
5.25%, 02/15/34		100	101,229
5.25%, 01/15/36		1,354	1,355,745
4.80%, 07/15/46		445	384,035
3.88%, 10/15/47		595	446,360
3.40%, 03/15/50		2,032	1,389,998
Clariane SE, 0.88%, 03/06/27(e)(n)	EUR	472	321,366
CVS Health Corp.
6.25%, 06/01/27	USD	2,860	2,915,345
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
CVS Health Corp.
4.30%, 03/25/28	USD	2,345	$ 2,336,689
5.40%, 06/01/29		430	440,204
5.13%, 02/21/30		561	568,867
1.88%, 02/28/31		834	728,141
2.13%, 09/15/31		1,855	1,608,449
5.30%, 06/01/33		928	935,343
5.70%, 06/01/34		100	102,769
4.88%, 07/20/35		2,506	2,410,767
6.13%, 09/15/39		913	935,305
5.30%, 12/05/43		142	129,161
6.00%, 06/01/44		481	473,554
5.13%, 07/20/45		497	436,243
5.63%, 02/21/53		426	390,340
6.05%, 06/01/54		128	124,175
6.20%, 09/15/55		2,407	2,384,151
DaVita, Inc.
4.63%, 06/01/30(a)		187	179,803
6.88%, 09/01/32(a)		100	102,443
6.75%, 07/15/33(a)		252	256,323
Elevance Health, Inc.
4.10%, 03/01/28		2,027	2,013,485
2.25%, 05/15/30		403	367,178
2.55%, 03/15/31		258	232,818
4.95%, 11/01/31		299	300,852
4.10%, 05/15/32		100	95,960
5.38%, 06/15/34		519	525,804
5.95%, 12/15/34		1,286	1,344,415
5.85%, 01/15/36		353	365,044
4.63%, 05/15/42		340	297,711
4.65%, 01/15/43		607	525,340
5.10%, 01/15/44		114	103,794
4.38%, 12/01/47		155	124,678
4.55%, 05/15/52		1,285	1,035,113
5.13%, 02/15/53		317	277,929
5.65%, 06/15/54		113	106,452
Encompass Health Corp., 4.63%, 04/01/31		111	107,150
Global Medical Response, Inc., 7.38%, 10/01/32(a)		14	14,538
HCA, Inc.
4.30%, 11/15/30		2,185	2,148,909
5.45%, 04/01/31		6,537	6,700,410
4.60%, 11/15/32		11,117	10,813,319
5.45%, 09/15/34		7,718	7,790,234
5.75%, 03/01/35		341	350,600
4.90%, 11/15/35		100	96,681
5.50%, 06/15/47		1,629	1,492,736
5.90%, 06/01/53		761	724,550
6.00%, 04/01/54		1,895	1,829,061
6.20%, 03/01/55		10,053	9,957,940
6.10%, 04/01/64		3,453	3,333,471
Laboratory Corp. of America Holdings
4.35%, 04/01/30		471	466,845
2.70%, 06/01/31		360	327,638
4.70%, 02/01/45		100	87,330
LifePoint Health, Inc.
9.88%, 08/15/30(a)		252	266,493
8.38%, 02/15/32(a)		336	358,822
McKesson Corp., 5.25%, 05/30/35		100	101,897
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(e)	EUR	792	912,245
Molina Healthcare, Inc.
4.38%, 06/15/28(a)	USD	100	96,696
Security		Par (000)	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	USD	206	$ 184,170
3.88%, 05/15/32(a)		82	71,227
Quest Diagnostics, Inc.
4.20%, 06/30/29		100	99,407
2.95%, 06/30/30		526	492,790
6.40%, 11/30/33		141	153,476
Select Medical Corp., 6.25%, 12/01/32(a)		854	813,946
Tenet Healthcare Corp.
5.13%, 11/01/27		159	158,844
4.63%, 06/15/28		425	421,195
4.25%, 06/01/29		191	185,203
4.38%, 01/15/30		77	74,580
6.75%, 05/15/31		196	200,338
			93,770,135
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29		930	924,605
2.75%, 12/15/29		766	714,514
4.90%, 12/15/30		602	603,290
2.00%, 05/18/32		154	128,842
1.88%, 02/01/33		377	305,179
2.95%, 03/15/34		395	333,895
4.75%, 04/15/35		68	64,306
5.50%, 10/01/35		440	437,948
4.00%, 02/01/50		235	172,852
Healthcare Realty Holdings LP, 2.00%, 03/15/31		207	179,741
Healthpeak OP LLC
3.50%, 07/15/29		119	115,003
4.75%, 01/15/33		666	651,481
6.75%, 02/01/41		191	206,305
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR	464	513,313
7.00%, 02/15/32(e)		308	350,347
Omega Healthcare Investors, Inc., 3.38%, 02/01/31	USD	671	620,154
Sabra Health Care LP, 3.20%, 12/01/31		100	90,294
Ventas Realty LP
4.40%, 01/15/29		502	499,121
4.75%, 11/15/30		248	248,432
5.10%, 07/15/32		259	260,425
5.63%, 07/01/34		116	118,960
5.00%, 02/15/36		288	281,513
5.70%, 09/30/43		34	33,597
Welltower OP LLC
3.10%, 01/15/30		421	400,536
2.80%, 06/01/31		1,499	1,372,546
6.50%, 03/15/41		123	134,614
			9,761,813
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
5.70%, 06/15/32		108	110,508
5.50%, 04/15/35		455	451,422
Series I, 3.50%, 09/15/30		335	314,910
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28(a)		286	284,625
4.88%, 05/15/29(a)		1,876	1,800,765
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 07/15/28(a)		31	31,651
502026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust
0.00%, 09/30/27(a)(d)	USD	2,220	$ 2,019,746
5.50%, 12/15/27		397	397,521
4.38%, 02/15/30		386	342,776
8.88%, 06/15/32		5,029	4,984,434
XHR LP, 4.88%, 06/01/29(a)		289	279,968
			11,018,326
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28(a)		84	82,108
4.38%, 01/15/28(a)		153	150,857
5.63%, 09/15/29(a)		125	125,272
4.00%, 10/15/30(a)		214	201,144
Allwyn Entertainment Financing UK PLC
7.25%, 04/30/30(e)	EUR	572	683,938
4.13%, 02/15/31(e)		741	805,848
4.63%, 08/15/31(e)		277	306,856
Aramark International Finance S.a.r.l., 4.38%, 04/15/33(e)		463	509,775
Aramark Services, Inc., 5.00%, 02/01/28(a)	USD	72	71,575
Arcos Dorados BV, 6.38%, 01/29/32(e)		428	437,330
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(a)		650	589,431
Betclic Everest Group SAS, 5.13%, 12/10/31(e)	EUR	367	419,243
Boyd Gaming Corp.
4.75%, 12/01/27	USD	91	90,054
4.75%, 06/15/31(a)		54	51,344
Bracelet Holdings, Inc., 9.25%, 07/02/28(a)		5,752	5,588,739
Caesars Entertainment, Inc.
7.00%, 02/15/30(a)		109	110,346
6.50%, 02/15/32(a)		242	239,183
6.00%, 10/15/32(a)		206	189,522
Churchill Downs, Inc.
5.50%, 04/01/27(a)		24	23,969
4.75%, 01/15/28(a)		310	305,821
Cirsa Finance International S.a.r.l.
6.50%, 03/15/29(e)	EUR	569	669,226
4.88%, 10/15/31(e)		146	166,131
(3-mo. EURIBOR + 3.00%), 5.15%, 10/15/32(b)(e)		215	247,349
Deuce Finco PLC, (3-mo. EURIBOR + 3.50%), 5.65%, 11/20/32(b)(e)		244	281,342
Elior Group SA, 5.63%, 03/15/30(e)		1,091	1,272,757
Entain PLC, 4.88%, 11/30/31(e)		240	272,304
Essendi SA
5.38%, 05/15/30(e)		258	291,936
5.63%, 05/15/32(e)		587	656,373
Expedia Group, Inc.
3.25%, 02/15/30	USD	572	540,506
5.40%, 02/15/35		100	99,207
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)		282	263,403
Fortune Star BVI Ltd., 5.88%, 11/20/30(e)	EUR	3,385	3,628,892
Full House Resorts, Inc., 8.25%, 02/15/28(a)	USD	562	511,420
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29(a)		550	555,409
5.88%, 03/15/33(a)		128	128,781
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/32(a)		81	80,005
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD	101	$ 100,938
HR Ottawa LP, 11.00%, 03/31/31(a)		22,988	25,545,915
Jose Andres Group 1L Notes, 10.00%, 11/14/32(h)		3,914	2,906,145
Light & Wonder International, Inc., 7.50%, 09/01/31(a)		133	136,498
Marriott International, Inc.
4.88%, 05/15/29		162	163,839
2.85%, 04/15/31		100	91,570
5.30%, 05/15/34		819	826,616
5.10%, 05/01/38		1,089	1,035,302
Series GG, 3.50%, 10/15/32		258	237,269
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(a)		86	81,772
McDonald’s Corp.
4.80%, 08/14/28		754	763,232
2.63%, 09/01/29		150	142,195
4.60%, 05/15/30		70	70,633
5.20%, 05/17/34		496	507,146
6.30%, 10/15/37		1,111	1,217,792
5.70%, 02/01/39		148	153,169
4.88%, 07/15/40		1,311	1,233,256
4.60%, 05/26/45		123	106,019
4.88%, 12/09/45		101	90,001
4.20%, 04/01/50		139	109,553
5.15%, 09/09/52		684	617,991
Melco Resorts Finance Ltd.
5.63%, 07/17/27(e)		8,000	7,925,200
5.75%, 07/21/28(e)		8,000	7,855,440
5.38%, 12/04/29(e)		926	887,802
6.50%, 09/24/33(a)		200	191,886
MGM Resorts International, 6.50%, 04/15/32		164	165,354
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,308,286
Minor International PCL, 2.70% (e)(p)		500	497,000
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)		235	244,815
NCL Corp. Ltd.
7.75%, 02/15/29(a)		197	205,101
6.25%, 09/15/33(a)		137	132,936
NCL Finance Ltd., 6.13%, 03/15/28(a)		135	136,160
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(g)(h)(n)	HKD	1,161	—
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/32(a)	USD	696	697,123
SJM International Ltd., 6.50%, 01/15/31(e)		2,500	2,389,425
Station Casinos LLC, 6.63%, 03/15/32(a)		53	53,206
Studio City Co. Ltd., 7.00%, 02/15/27(e)		4,900	4,890,200
Studio City Finance Ltd., 6.50%, 01/15/28(e)		800	790,528
Tabcorp Finance Pty Ltd., 5.99%, 05/28/31(e)	AUD	2,480	1,664,894
Travel + Leisure Co., 4.50%, 12/01/29(a)	USD	13	12,431
Vail Resorts, Inc., 5.63%, 07/15/30(a)		40	39,669
Viking Cruises Ltd.
9.13%, 07/15/31(a)		103	108,659
5.88%, 10/15/33(a)		100	98,731
VOC Escrow Ltd., 5.00%, 02/15/28(a)		100	99,588
Voyager Parent LLC, 9.25%, 07/01/32(a)		189	196,222
Wynn Macau Ltd.
5.50%, 10/01/27(a)		200	197,922
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.50%, 10/01/27(e)	USD	8,000	$ 7,916,880
5.63%, 08/26/28(a)		200	196,593
5.63%, 08/26/28(e)		4,000	3,931,850
6.75%, 02/15/34(a)		709	689,502
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/31(a)		86	90,149
6.25%, 03/15/33(a)		139	137,554
Yum! Brands, Inc.
4.75%, 01/15/30(a)		180	176,997
5.38%, 04/01/32		88	87,299
			100,799,649
Household Durables — 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)		430	406,229
4.63%, 04/01/30(a)		1,180	1,095,193
6.88%, 08/01/33(a)		827	797,836
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,717,280
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29(a)		742	704,006
4.88%, 02/15/30(a)		280	257,077
Century Communities, Inc., 6.63%, 09/15/33(a)		100	97,965
DR Horton, Inc., 5.50%, 10/15/35		147	149,165
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)		32	31,638
Leggett & Platt, Inc., 4.40%, 03/15/29		922	900,128
LGI Homes, Inc.
8.75%, 12/15/28(a)		1,568	1,604,271
7.00%, 11/15/32(a)		1,871	1,734,842
Maison Finco PLC, 7.25%, 04/30/32(e)	GBP	249	308,982
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD	1,691	1,607,720
6.00%, 12/15/33(a)		112	105,174
Meritage Homes Corp., 5.65%, 03/15/35		116	115,874
Newell Brands, Inc.
6.63%, 09/15/29		28	27,330
6.38%, 05/15/30		156	149,747
6.63%, 05/15/32		35	33,494
PulteGroup, Inc., 4.25%, 03/01/31		995	972,416
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(a)		100	98,856
TopBuild Corp., 3.63%, 03/15/29(a)		73	69,517
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,032	999,316
Whirlpool Corp.
6.13%, 06/15/30		100	97,638
6.50%, 06/15/33		114	108,007
			16,189,701
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 04/30/31(a)		27	25,157
Colgate-Palmolive Co., 3.70%, 08/01/47		2,155	1,667,058
Energizer Holdings, Inc.
4.75%, 06/15/28(a)		53	52,169
6.00%, 09/15/33(a)		109	102,082
Kimberly-Clark Corp., 3.90%, 05/04/47		352	271,541
Procter & Gamble Co. (The)
4.05%, 05/01/30		680	677,207
4.55%, 01/29/34		140	140,283
Security		Par (000)	Value
Household Products (continued)
Procter & Gamble Co. (The)
5.80%, 08/15/34	USD	352	$ 380,160
4.35%, 11/03/35		555	538,128
			3,853,785
Independent Power and Renewable Electricity Producers — 0.4%
Clean Renewable Power Mauritius Pte Ltd., 4.25%, 03/25/27(e)		5,880	5,735,940
Continuum Energy Pte Ltd., 5.00%, 09/13/27(a)(h)(o)		10,577	10,538,065
ContourGlobal Power Holdings SA, 4.38%, 07/31/31(e)	EUR	403	441,110
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(e)	USD	4,074	4,036,276
India Clean Energy Holdings, 4.50%, 04/18/27(e)		14,800	14,331,580
India Cleantech Energy, 4.70%, 08/10/26(e)		5,932	5,887,510
Lightning Power LLC, 7.25%, 08/15/32(a)		117	121,619
ReNew Pvt Ltd., 5.88%, 03/05/27(e)		14,000	13,810,440
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)		200	193,938
San Miguel Global Power Holdings Corp., 8.38% (e)(p)		5,127	5,020,461
SCC Power PLC, (4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(o)		494	123,421
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		2,428	2,428,237
Stem, Inc., 0.50%, 12/01/28(a)(n)		622	254,669
			62,923,266
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 08/26/29		349	327,241
4.80%, 03/15/30		573	579,136
3.05%, 04/15/30		439	415,969
5.70%, 03/15/37		117	121,444
3.88%, 06/15/44		910	709,482
Ambipar Lux S.a.r.l.
10.88%, 02/05/33(a)(f)(g)		539	73,293
10.88%, 02/05/33(e)(f)(g)		574	78,053
Beach Acquisition Bidco LLC
5.25%, 07/15/32(e)	EUR	463	513,266
10.00%, 07/15/33(a)(o)	USD	155	165,593
CTF Services Ltd., 0.75%, 10/03/28(e)(n)	HKD	14,000	1,738,127
Honeywell International, Inc., 4.50%, 01/15/34	USD	1,626	1,599,644
Maxam Prill S.a.r.l., 6.00%, 07/15/30(e)	EUR	1,671	1,908,740
Sisecam UK PLC, 8.38%, 01/23/33(a)	USD	464	460,476
			8,690,464
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/30(a)		167	167,512
6.75%, 07/01/32(a)		188	181,161
Alleghany Corp., 4.90%, 09/15/44		100	88,619
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/29(a)		230	222,532
7.38%, 10/01/32(a)		46	45,561
Allstate Corp. (The)
5.35%, 06/01/33		256	263,126
5.95%, 04/01/36		251	264,746
4.50%, 06/15/43		264	224,350
4.20%, 12/15/46		61	48,374
522026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Ambac Assurance Corp., 5.10% (a)(p)	USD	462	$ 607,797
American Financial Group, Inc., 5.00%, 09/23/35		158	151,574
American International Group, Inc.
4.85%, 05/07/30		280	282,813
5.13%, 03/27/33		637	643,140
5.45%, 05/07/35		480	489,589
4.50%, 07/16/44		293	250,504
American National Group, Inc.
5.75%, 10/01/29		75	75,774
6.00%, 07/15/35		542	528,388
Aon Corp., 3.75%, 05/02/29		144	141,331
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27		852	837,356
2.05%, 08/23/31		28	24,447
2.60%, 12/02/31		100	89,195
5.35%, 02/28/33		1,276	1,306,784
3.90%, 02/28/52		338	246,469
Aon Global Ltd., 4.60%, 06/14/44		447	378,760
Aon North America, Inc.
5.30%, 03/01/31		706	720,342
5.45%, 03/01/34		273	278,797
Arch Capital Group Ltd., 7.35%, 05/01/34		568	643,100
Ardonagh Finco Ltd.
6.88%, 02/15/31(e)	EUR	1,898	2,178,670
7.75%, 02/15/31(a)	USD	221	223,589
Arthur J Gallagher & Co.
4.60%, 12/15/27		512	513,405
5.00%, 02/15/32		993	995,364
6.50%, 02/15/34		149	161,121
5.45%, 07/15/34		488	495,700
Arthur J. Gallagher & Co.
3.50%, 05/20/51		577	394,707
6.75%, 02/15/54		337	363,904
Athene Holding Ltd., 6.63%, 05/19/55		386	371,848
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		325	298,104
4.40%, 05/15/42		840	750,447
4.20%, 08/15/48		536	436,877
4.25%, 01/15/49		462	379,158
2.85%, 10/15/50		1,343	843,023
Brown & Brown, Inc.
4.90%, 06/23/30		131	130,822
2.38%, 03/15/31		820	721,528
4.20%, 03/17/32		100	94,392
5.25%, 06/23/32		335	334,073
5.65%, 06/11/34		661	666,618
4.95%, 03/17/52		100	83,339
Chubb INA Holdings LLC
4.65%, 08/15/29		228	230,563
1.38%, 09/15/30		297	259,256
5.00%, 03/15/34		536	538,977
6.00%, 05/11/37		1,402	1,495,815
CNA Financial Corp.
5.13%, 02/15/34		287	282,540
5.20%, 08/15/35		100	97,854
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50		272	180,448
3.13%, 10/15/52		137	82,625
F&G Annuities & Life, Inc.
7.40%, 01/13/28		966	983,201
6.50%, 06/04/29		405	406,692
Security		Par (000)	Value
Insurance (continued)
F&G Annuities & Life, Inc.
6.25%, 10/04/34	USD	298	$ 282,838
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31		540	502,794
6.00%, 12/07/33		990	1,034,315
6.10%, 03/15/55		215	210,144
Global Atlantic Fin Co., 7.25%, 03/01/56(a)		76	71,635
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29		830	785,941
5.95%, 10/15/36		100	105,660
6.10%, 10/01/41		100	104,997
4.40%, 03/15/48		131	108,112
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(a)		255	238,922
HUB International Ltd., 7.25%, 06/15/30(a)		405	414,884
Insurance Australia Group Ltd., (3-mo. BBSW + 1.68%), 5.85%, 06/15/37(b)(e)	AUD	1,500	1,038,009
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)	USD	79	80,298
Lincoln National Corp.
3.05%, 01/15/30		26	24,463
5.85%, 03/15/34		343	349,063
6.30%, 10/09/37		106	108,945
7.00%, 06/15/40		270	292,166
Loews Corp., 4.94%, 04/01/36		121	118,411
Manulife Financial Corp.
2.48%, 05/19/27		587	574,921
4.99%, 12/11/35		136	132,863
Markel Group, Inc.
3.50%, 11/01/27		1,162	1,143,357
3.35%, 09/17/29		997	955,176
5.00%, 04/05/46		100	87,729
6.00%, 05/16/54		184	179,088
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31		430	433,506
5.75%, 11/01/32		558	588,202
5.40%, 09/15/33		326	336,186
5.15%, 03/15/34		872	882,361
4.95%, 03/15/36		477	472,491
4.75%, 03/15/39		283	265,521
5.35%, 11/15/44		452	427,934
4.90%, 03/15/49		139	122,642
6.25%, 11/01/52		435	456,703
5.45%, 03/15/53		448	422,973
MetLife, Inc.
4.72%, 12/15/44		2,948	2,566,344
Series G, 6.35%, 03/15/55		785	796,580
Nippon Life Insurance Co.
04/02/31(a)(i)		320	320,801
04/02/33(a)(i)		200	200,245
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)		316	317,061
Principal Financial Group, Inc., 4.63%, 09/15/42		358	311,497
Progressive Corp. (The), 3.70%, 01/26/45		1,645	1,252,398
Prudential Financial, Inc., 3.91%, 12/07/47		3,826	2,882,531
Ryan Specialty LLC, 4.38%, 02/01/30(a)		164	158,878
Transatlantic Holdings, Inc., 8.00%, 11/30/39		100	120,581
Travelers Cos., Inc. (The)
5.05%, 07/24/35		300	300,481
6.75%, 06/20/36		169	190,872
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Travelers Cos., Inc. (The)
6.25%, 06/15/37	USD	218	$ 238,494
5.35%, 11/01/40		1,160	1,147,782
5.45%, 05/25/53		306	292,667
Unum Group
4.00%, 06/15/29		100	98,008
5.25%, 12/15/35		414	404,911
5.75%, 08/15/42		100	97,267
6.00%, 06/15/54		100	94,371
Willis North America, Inc.
4.65%, 06/15/27		1,116	1,117,841
4.55%, 03/15/31		137	134,990
5.35%, 05/15/33		472	476,939
5.90%, 03/05/54		216	209,662
			51,281,252
Interactive Media & Services — 0.5%
Alphabet, Inc.
3.70%, 02/15/29		3,452	3,422,332
4.00%, 05/15/30		1,693	1,680,374
4.10%, 11/15/30		20,280	20,141,761
4.10%, 02/15/31		1,026	1,018,870
4.40%, 02/15/33		1,399	1,381,576
4.70%, 11/15/35		2,047	2,022,314
5.35%, 11/15/45		1,214	1,187,038
5.45%, 11/15/55		1,715	1,660,465
5.65%, 02/15/56		11,861	11,822,849
4.38%, 11/06/64	EUR	5,010	5,437,651
5.75%, 02/15/66	USD	636	629,857
5.70%, 11/15/75		22,957	22,249,164
Arches Buyer, Inc., 4.25%, 06/01/28(a)		100	96,279
Meta Platforms, Inc.
4.60%, 11/15/32		875	866,416
4.75%, 08/15/34		1,063	1,051,429
4.88%, 11/15/35		300	294,312
5.50%, 11/15/45		1,345	1,272,794
5.40%, 08/15/54		4,103	3,716,320
4.65%, 08/15/62		5,588	4,326,133
Snap, Inc., 6.88%, 03/15/34(a)		186	174,946
			84,452,880
IT Services — 0.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(e)	EUR	743	813,827
Atos SE, 9.36%, 12/18/29(c)(e)		542	706,894
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD	49,907	51,312,189
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.61%, 05/15/28(b)(e)	EUR	308	344,833
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(a)	USD	223	194,409
CoreWeave, Inc.
9.00%, 02/01/31(a)		435	413,911
1.75%, 12/01/31(a)(n)		311	311,342
Dell International LLC/EMC Corp.
5.30%, 10/01/29		126	128,588
4.50%, 02/15/31		599	591,920
5.40%, 04/15/34		1,142	1,152,280
8.10%, 07/15/36		1,198	1,424,023
8.35%, 07/15/46		507	627,556
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(e)	EUR	729	854,493
Fidelity National Information Services, Inc.
4.45%, 03/10/28	USD	1,278	1,274,422
4.55%, 03/10/29		1,560	1,552,644
Security		Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc.
3.75%, 05/21/29	USD	836	$ 811,424
Fiserv, Inc.
2.25%, 06/01/27		546	531,369
5.45%, 03/02/28		3,419	3,467,563
4.20%, 10/01/28		345	341,020
3.50%, 07/01/29		1,256	1,203,001
4.75%, 03/15/30		642	636,205
2.65%, 06/01/30		282	256,777
5.35%, 03/15/31		327	330,212
5.60%, 03/02/33		100	101,049
5.63%, 08/21/33		254	256,381
5.45%, 03/15/34		536	533,336
5.15%, 08/12/34		97	94,216
Gartner, Inc.
4.50%, 07/01/28(a)		36,267	35,655,389
3.63%, 06/15/29(a)		11,237	10,571,309
5.60%, 11/20/35		411	389,848
Global Payments, Inc.
4.95%, 08/15/27		1,245	1,247,306
4.50%, 11/15/28		700	693,146
3.20%, 08/15/29		101	95,259
2.90%, 05/15/30		814	744,029
5.40%, 08/15/32		414	410,572
5.20%, 11/15/32		493	478,558
5.55%, 11/15/35		851	820,057
5.95%, 08/15/52		51	46,930
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)		24	23,902
IBM International Capital Pte Ltd.
4.75%, 02/05/31		1,808	1,810,404
4.90%, 02/05/34		1,578	1,556,968
International Business Machines Corp.
5.60%, 11/30/39		2,432	2,447,527
4.25%, 05/15/49		196	151,044
2.95%, 05/15/50		1,615	989,051
4.90%, 07/27/52		289	243,360
5.10%, 02/06/53		379	329,663
Intuit, Inc.
5.13%, 09/15/28		525	535,122
1.65%, 07/15/30		15	13,364
5.20%, 09/15/33		401	407,954
Kyndryl Holdings, Inc., 6.35%, 02/20/34		1,095	1,015,877
Leidos, Inc.
4.38%, 05/15/30		239	235,137
5.00%, 03/15/36		472	456,333
OVH Groupe SA, 4.75%, 02/05/31(e)	EUR	165	184,953
Prime Investment Partners, 11.00%, 05/01/30(h)	USD	5,615	5,825,847
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)		3,050	3,121,135
Sabre GLBL, Inc.
10.75%, 11/15/29(a)		765	653,497
10.75%, 03/15/30(a)		1,010	848,901
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(a)		110	108,168
5.50%, 05/15/33(e)	EUR	1,443	1,572,415
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	USD	315	311,375
TR Finance LLC, 5.85%, 04/15/40		284	276,616
			144,536,900
542026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Leisure Products — 0.0%
Brunswick Corp., 4.40%, 09/15/32	USD	148	$ 139,242
Hasbro, Inc., 6.05%, 05/14/34		356	371,063
			510,305
Life Sciences Tools & Services — 0.0%
Avantor Funding, Inc., 4.63%, 07/15/28(a)		211	205,939
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32		100	92,882
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		223	217,976
DH Europe Finance II S.a.r.l.
3.25%, 11/15/39		748	600,516
3.40%, 11/15/49		143	100,348
Ephios Subco 3 S.a.r.l., 7.88%, 01/31/31(e)	EUR	330	399,461
IQVIA, Inc., 5.00%, 10/15/26(a)	USD	200	199,784
			1,816,906
Machinery — 0.1%
Allison Transmission, Inc., 4.75%, 10/01/27(a)		165	163,977
Caterpillar, Inc.
1.90%, 03/12/31		1,030	916,740
6.05%, 08/15/36		406	443,625
3.80%, 08/15/42		567	467,747
4.30%, 05/15/44		100	86,191
Cummins, Inc.
4.70%, 02/15/31		580	586,010
5.15%, 02/20/34		197	200,289
5.30%, 05/09/35		422	430,135
Deere & Co., 7.13%, 03/03/31		561	626,922
Deere Funding Canada Corp., 4.15%, 10/09/30		988	975,285
Dynamo Newco II GmbH, 6.25%, 10/15/31(e)	EUR	258	264,472
HD Korea Shipbuilding & Offshore Engineering Co. Ltd., 0.00%, 05/04/31(d)(e)	USD	1,200	1,203,000
Ingersoll Rand, Inc.
5.20%, 06/15/27		126	127,091
5.45%, 06/15/34		200	204,215
John Deere Capital Corp.
4.85%, 03/05/27		768	773,130
1.75%, 03/09/27		522	510,680
4.20%, 07/15/27		661	663,079
2.80%, 09/08/27		612	601,411
4.95%, 07/14/28		411	418,965
3.35%, 04/18/29		510	496,754
4.85%, 06/11/29		115	117,111
2.80%, 07/18/29		298	284,849
4.90%, 03/07/31		200	204,165
2.00%, 06/17/31		729	646,688
4.35%, 09/15/32		104	103,145
5.10%, 04/11/34		573	583,393
5.05%, 06/12/34		361	366,588
Series I, 4.25%, 06/05/28		76	76,240
Series I, 3.90%, 03/09/29		1,020	1,013,447
Series I, 4.20%, 03/10/31		650	643,833
Parker-Hannifin Corp.
4.25%, 09/15/27		592	592,241
4.50%, 09/15/29		598	601,461
4.45%, 11/21/44		132	114,170
4.10%, 03/01/47		131	105,448
Stanley Black & Decker, Inc.
4.25%, 11/15/28		367	366,411
2.30%, 03/15/30		100	91,303
3.00%, 05/15/32		165	148,795
5.20%, 09/01/40		233	217,726
Terex Corp., 5.00%, 05/15/29(a)		28	27,586
Security		Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD	200	$ 199,477
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28		100	100,293
			16,764,088
Media — 1.4%
AMC Networks, Inc.
4.25%, 02/15/29		2,822	2,377,485
4.25%, 02/15/29(n)		1,097	972,216
10.50%, 07/15/32(a)		184	181,594
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)		163	160,759
6.38%, 09/01/29(a)		100	100,307
4.50%, 08/15/30(a)		342	319,592
4.25%, 02/01/31(a)		179	163,150
4.75%, 02/01/32(a)		751	679,029
7.00%, 02/01/33(a)		302	302,832
7.38%, 02/01/36(a)		37	36,846
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38		1,418	1,270,884
6.48%, 10/23/45		3,371	3,107,944
5.75%, 04/01/48		3,310	2,760,539
4.80%, 03/01/50		1,980	1,463,927
3.90%, 06/01/52		3,222	2,051,091
3.85%, 04/01/61		4,575	2,671,855
3.95%, 06/30/62		410	240,899
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30(a)		755	790,110
7.13%, 02/15/31(a)		644	674,716
Comcast Corp.
3.15%, 02/15/28		2,000	1,962,548
4.15%, 10/15/28		2,108	2,099,341
5.10%, 06/01/29		603	617,143
4.25%, 10/15/30		100	98,925
4.95%, 05/15/32		1,098	1,108,138
5.50%, 11/15/32		87	90,353
4.25%, 01/15/33		170	164,283
7.05%, 03/15/33		592	664,848
5.65%, 06/15/35		226	233,647
3.20%, 07/15/36		75	62,878
5.17%, 01/15/37(a)		261	254,147
6.45%, 03/15/37		217	234,911
6.95%, 08/15/37		431	481,412
3.90%, 03/01/38		1,068	917,204
4.65%, 07/15/42		100	86,346
4.75%, 03/01/44		1,055	898,883
4.60%, 08/15/45		209	174,398
4.00%, 03/01/48		1,021	751,653
2.89%, 11/01/51		525	303,484
4.05%, 11/01/52		2,659	1,904,953
2.94%, 11/01/56		3,219	1,783,214
4.95%, 10/15/58		783	639,808
2.65%, 08/15/62		1,828	903,274
2.99%, 11/01/63		100	52,949
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	2,902,301
11.25%, 05/15/28(a)		773	631,652
11.75%, 01/31/29(a)		1,731	1,251,764
DirecTV Financing LLC, 8.88%, 02/01/30(a)		308	307,315
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)	USD	362	$ 369,540
Discovery Communications LLC
3.95%, 03/20/28		39,937	39,126,279
5.00%, 09/20/37		451	326,064
6.35%, 06/01/40		653	478,532
Discovery Global Holdings, Inc., 3.76%, 03/15/27		115,064	113,653,315
DISH Network Corp., 3.38%, 08/15/26(n)		892	859,888
EchoStar Corp.
10.75%, 11/30/29		390	421,298
(6.75% PIK), 6.75%, 11/30/30(o)		1,364	1,377,310
Fox Corp.
6.50%, 10/13/33		557	597,771
5.48%, 01/25/39		505	488,490
5.58%, 01/25/49		128	117,970
Gray Media, Inc., 9.63%, 07/15/32(a)		362	361,977
iHeartCommunications, Inc.
9.13%, 05/01/29(a)		100	90,810
7.75%, 08/15/30(a)		200	159,230
Lamar Media Corp.
3.75%, 02/15/28		47	45,713
4.88%, 01/15/29		145	143,273
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)		191	194,588
NBCUniversal Media LLC
6.40%, 04/30/40		100	106,191
5.95%, 04/01/41		1,214	1,215,731
4.45%, 01/15/43		100	83,032
Neptune Bidco U.S., Inc.
10.38%, 05/15/31(a)		232	234,090
9.50%, 02/15/33(a)		340	329,881
Nexstar Media, Inc., 5.63%, 07/15/27(a)		250	249,881
Omnicom Group, Inc.
4.65%, 10/01/28		254	254,481
5.30%, 11/01/34		398	393,848
3.38%, 03/01/41		100	73,283
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)		100	96,400
Paramount Global
3.70%, 10/04/26		4,155	4,094,065
2.90%, 01/15/27		6,236	6,130,165
6.88%, 04/30/36		405	355,255
4.85%, 07/01/42		1,285	820,596
Sirius XM Radio LLC, 5.00%, 08/01/27(a)		615	614,142
Stagwell Global LLC, 5.63%, 08/15/29(a)		179	170,417
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(a)		1,819	1,668,933
Summer BC Holdco B S.a.r.l.
5.88%, 02/15/30(e)	EUR	310	308,208
(3-mo. EURIBOR + 4.25%), 6.23%, 02/15/30(b)(e)		1,113	1,117,822
Sunrise FinCo I BV, 4.63%, 05/15/32(e)		211	238,296
TCI Communications, Inc., 7.13%, 02/15/28	USD	1,000	1,049,298
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33		676	765,419
Time Warner Cable LLC, 6.55%, 05/01/37		100	100,820
Univision Communications, Inc.
8.00%, 08/15/28(a)		300	304,498
8.50%, 07/31/31(a)		382	383,864
9.38%, 08/01/32(a)		117	120,582
Security		Par (000)	Value
Media (continued)
Versant Media Group, Inc., 7.25%, 01/30/31(a)	USD	86	$ 88,013
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(e)	GBP	630	738,653
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)	USD	253	221,077
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33(e)	EUR	266	269,438
Virgin Media O2 Vendor Financing Notes VIII DAC, 8.88%, 07/15/33(e)	GBP	179	209,067
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD	1,199	1,027,778
5.25%, 01/15/33(e)	EUR	2,660	2,834,470
Walt Disney Co. (The)
7.75%, 12/01/45	USD	2,191	2,712,155
4.75%, 11/15/46		224	197,788
WPP Finance 2013, 3.63%, 06/09/31(e)	EUR	15,970	17,610,515
Ziggo Bond Co. BV
3.38%, 02/28/30(e)		146	142,331
5.13%, 02/28/30(a)	USD	200	171,617
6.13%, 11/15/32(e)	EUR	132	129,481
			248,351,176
Metals & Mining — 0.2%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	USD	226	236,331
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)		87	90,582
11.50%, 10/01/31(a)		135	145,868
Barrick North America Finance LLC
5.70%, 05/30/41		201	201,256
5.75%, 05/01/43		155	153,329
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39		230	235,886
Cleveland-Cliffs, Inc.
7.50%, 09/15/31(a)		229	228,418
7.38%, 05/01/33(a)		10	9,783
7.63%, 01/15/34(a)		362	353,662
CMOC Capital Ltd., Class H, 0.00%, 01/24/27(d)(e)(n)		900	870,758
Commercial Metals Co., 5.75%, 11/15/33(a)		195	192,950
Corp. Nacional del Cobre de Chile
6.44%, 01/26/36(e)		419	440,966
5.53%, 01/30/37(a)		1,057	1,035,543
CSN Resources SA
4.63%, 06/10/31(e)		595	362,206
5.88%, 04/08/32(a)		582	355,747
Fortescue Treasury Pty Ltd.
5.88%, 04/15/30(a)		100	101,200
4.38%, 04/01/31(a)		100	94,484
Freeport-McMoRan, Inc.
4.25%, 03/01/30		393	384,960
5.45%, 03/15/43		281	265,850
Jinkai Investment Holdings Ltd., Class H, 0.00%, 02/05/31(d)(e)(n)		1,300	1,201,200
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)		48	45,347
Marcobre SAC, 5.75%, 01/22/36(a)		200	193,680
Mineral Resources Ltd.
8.00%, 11/01/27(a)		115	116,468
9.25%, 10/01/28(a)		119	123,299
8.50%, 05/01/30(a)		121	124,364
7.00%, 04/01/31(a)		100	102,192
562026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)	USD	376	$ 382,467
6.75%, 05/14/30(e)		881	905,404
6.95%, 10/17/31(a)		475	494,000
Newmont Corp., 5.45%, 06/09/44		206	198,685
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/34		422	433,996
Nickel Industries Ltd., 9.00%, 09/30/30(e)		2,185	2,179,537
Nippon Steel Corp.
0.00%, 02/14/29(d)(e)(n)	JPY	300,000	1,923,380
0.00%, 02/14/31(d)(e)(n)		220,000	1,420,875
Novelis Corp.
4.75%, 01/30/30(a)	USD	241	227,143
6.38%, 08/15/33(a)		107	104,956
Nucor Corp.
2.70%, 06/01/30		309	288,252
6.40%, 12/01/37		300	330,690
5.20%, 08/01/43		117	111,383
Periama Holdings LLC, 5.95%, 04/19/26(e)		425	424,350
Rio Tinto Alcan, Inc.
6.13%, 12/15/33		564	605,163
5.75%, 06/01/35		1,074	1,121,749
Rio Tinto Finance U.S.A. Ltd., 5.20%, 11/02/40		1,236	1,202,957
Rio Tinto Finance U.S.A. PLC
5.00%, 03/09/33		805	817,777
5.75%, 03/14/55		255	254,389
Samarco Mineracao SA
(9.50% PIK), 9.50%, 06/30/31(a)(o)		6	5,553
(9.50% Cash or 9.00% PIK), 9.50%, 06/30/31(e)(o)		6,633	6,533,457
Steel Dynamics, Inc., 5.25%, 05/15/35		445	445,191
Stillwater Mining Co.
4.50%, 11/16/29(a)		200	188,278
4.50%, 11/16/29(e)		980	922,562
Vale Overseas Ltd., 6.40%, 06/28/54		474	476,929
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		200	209,400
10.88%, 09/17/29(e)		3,900	4,083,300
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)		73	74,270
			34,032,422
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)		124	123,240
6.00%, 04/15/30(a)		300	299,418
			422,658
Multi-Utilities — 0.1%
Ameren Corp.
5.00%, 01/15/29		223	226,517
3.50%, 01/15/31		244	231,538
5.38%, 03/15/35		295	298,205
Ameren Illinois Co.
3.85%, 09/01/32		260	247,374
3.70%, 12/01/47		141	105,153
5.63%, 03/01/55		201	195,411
American Water Capital Corp.
2.95%, 09/01/27		71	69,746
4.45%, 06/01/32		309	304,147
5.25%, 03/01/35		320	325,146
6.59%, 10/15/37		31	34,912
3.75%, 09/01/47		553	411,453
3.45%, 05/01/50		519	361,225
Security		Par (000)	Value
Multi-Utilities (continued)
American Water Capital Corp.
5.70%, 09/01/55	USD	137	$ 134,039
AusNet Services Holdings Pty Ltd.
Series MTN, (3-mo. BBSW + 1.77%), 5.70%, 02/04/56(b)(e)	AUD	1,410	958,257
Series MTN, 6.50%, 02/04/56		1,090	730,477
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	USD	277	283,110
5.05%, 03/01/35		334	332,796
CenterPoint Energy Resources Corp., 5.85%, 01/15/41		246	251,047
Consumers Energy Co.
4.60%, 05/30/29		499	502,467
4.63%, 05/15/33		236	233,714
5.05%, 05/15/35		684	686,834
3.25%, 08/15/46		296	209,632
4.20%, 09/01/52		350	276,579
DTE Energy Co.
4.95%, 07/01/27		217	218,404
5.20%, 04/01/30		1,378	1,405,374
5.85%, 06/01/34		208	217,787
5.05%, 10/01/35		296	291,679
Series C, 3.40%, 06/15/29		262	253,435
Emera U.S. Finance LP, 4.75%, 06/15/46		106	87,446
NiSource, Inc.
3.49%, 05/15/27		217	214,723
5.25%, 02/15/43		174	160,985
4.80%, 02/15/44		71	62,170
NSW Electricity Networks Finance Pty Ltd., (3-mo. BBSW + 2.05%), 6.20%, 03/11/55(b)(e)	AUD	750	523,864
Sempra
3.40%, 02/01/28	USD	5,241	5,142,764
5.25%, 03/15/36		424	418,024
			16,406,434
Office REITs — 0.0%
alstria S.a.r.l.
4.25%, 10/15/29(e)	EUR	200	220,536
5.50%, 03/20/31(e)		1,300	1,487,816
Boston Properties LP
4.50%, 12/01/28	USD	289	287,090
2.90%, 03/15/30		330	305,803
3.25%, 01/30/31		100	92,236
2.45%, 10/01/33		480	387,597
6.50%, 01/15/34		333	348,612
5.75%, 01/15/35		433	430,623
Cousins Properties LP, 4.88%, 03/01/33		526	506,417
Highwoods Realty LP, 5.35%, 01/15/33		649	633,681
Piedmont Operating Partnership LP, 5.63%, 01/15/33		737	716,181
			5,416,592
Oil, Gas & Consumable Fuels — 5.1%
3R Lux S.a.r.l, 9.75%, 02/05/31(a)		440	450,450
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)		100	104,297
Ampol Ltd., (3-mo. BBSW + 2.50%), 6.65%, 12/11/54(b)(e)	AUD	2,000	1,413,142
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/28(a)	USD	117	116,999
6.63%, 02/01/32(a)		100	102,204
5.75%, 07/01/34(a)		91	89,674
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp., 5.38%, 03/01/30(a)	USD	40,064	$ 40,268,126
APA Corp.
6.10%, 02/15/35		220	225,889
5.10%, 09/01/40		204	183,349
5.35%, 07/01/49		260	219,090
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)		169	168,844
Azule Energy Finance PLC, 8.63%, 01/22/33(a)		468	470,708
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)		34	35,124
Boardwalk Pipelines LP
4.45%, 07/15/27		100	99,891
5.38%, 02/15/36		309	304,028
BP Capital Markets America, Inc.
5.02%, 11/17/27		1,732	1,754,734
3.94%, 09/21/28		207	205,468
4.97%, 10/17/29		582	594,132
4.87%, 11/25/29		1,245	1,267,472
2.72%, 01/12/32		1,364	1,232,549
4.81%, 02/13/33		536	537,735
4.89%, 09/11/33		842	846,292
5.23%, 11/17/34		100	102,054
3.06%, 06/17/41		719	540,372
3.00%, 02/24/50		824	529,648
3.00%, 03/17/52		249	157,565
3.38%, 02/08/61		508	326,055
BP Capital Markets PLC, 3.72%, 11/28/28		207	203,979
Breakwater Energy Holdings S.a.r.l.
9.25%, 11/15/30(a)		340	357,063
9.25%, 11/15/30(e)		714	749,831
Buckeye Partners LP
4.13%, 12/01/27		48	46,938
6.88%, 07/01/29(a)		217	223,343
Burlington Resources LLC, 5.95%, 10/15/36		364	388,822
California Resources Corp., 7.00%, 01/15/34(a)		1,448	1,459,818
Cameron LNG LLC, 3.40%, 01/15/38(a)		7,021	6,113,356
Canadian Natural Resources Ltd.
7.20%, 01/15/32		546	606,281
6.50%, 02/15/37		285	304,146
6.25%, 03/15/38		293	308,173
6.75%, 02/01/39		311	338,407
Cenovus Energy, Inc.
5.40%, 03/20/36		392	389,977
6.75%, 11/15/39		250	272,238
5.40%, 06/15/47		140	126,723
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39		21,789	18,424,791
Cheniere Energy Partners LP
3.25%, 01/31/32		1,595	1,453,699
5.75%, 08/15/34		100	103,002
Cheniere Energy, Inc., 5.65%, 04/15/34		510	525,059
Chesapeake Energy Corp., 6.13%, 02/15/21(f)(g)(h)		9,090	1
Chevron Corp., 2.24%, 05/11/30		204	188,343
Chevron U.S.A., Inc.
4.05%, 08/13/28		182	182,221
4.69%, 04/15/30		1,251	1,270,445
4.82%, 04/15/32		100	102,041
4.98%, 04/15/35		700	708,959
Chord Energy Corp., 6.00%, 10/01/30(a)		97	98,287
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.
7.38%, 01/15/31(a)	USD	71	$ 72,953
7.25%, 03/01/32(a)		7,223	7,442,984
Comstock Resources, Inc., 6.75%, 03/01/29(a)		577	570,163
ConocoPhillips
5.90%, 05/15/38		434	458,229
4.88%, 10/01/47		1,878	1,650,594
ConocoPhillips Co.
6.95%, 04/15/29		878	942,799
5.05%, 09/15/33		717	728,167
5.30%, 05/15/53		435	402,551
4.03%, 03/15/62		214	154,154
5.70%, 09/15/63		164	157,834
5.65%, 01/15/65		143	135,977
Continental Resources, Inc., 4.90%, 06/01/44		370	291,926
Coterra Energy, Inc.
3.90%, 05/15/27		1,028	1,020,631
5.60%, 03/15/34		400	409,364
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)		250	262,366
Crescent Energy Finance LLC
7.63%, 04/01/32(a)		100	101,483
7.38%, 01/15/33(a)		795	794,801
CVR Energy, Inc.
7.50%, 02/15/31(a)		100	100,747
7.88%, 02/15/34(a)		162	162,568
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/29(a)		100	103,477
7.38%, 06/30/33(a)		313	315,588
Devon Energy Corp.
7.95%, 04/15/32		364	418,520
5.60%, 07/15/41		1,089	1,052,522
Diamondback Energy, Inc.
3.25%, 12/01/26		54,757	54,402,666
5.20%, 04/18/27		1,092	1,100,596
3.50%, 12/01/29		42,622	41,126,294
5.15%, 01/30/30		100	102,036
3.13%, 03/24/31		43,515	40,343,830
5.40%, 04/18/34		1,270	1,289,300
4.25%, 03/15/52		8,220	6,361,727
6.25%, 03/15/53		502	507,713
5.75%, 04/18/54		105	99,303
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35		1,146	1,188,465
5.65%, 10/15/54		475	447,389
6.20%, 01/15/55		110	111,485
Enbridge Energy Partners LP, 7.38%, 10/15/45		278	318,104
Enbridge, Inc.
4.20%, 11/20/28		633	628,558
4.90%, 06/20/30		100	101,047
4.50%, 02/15/31		100	98,859
5.70%, 03/08/33		1,827	1,892,565
5.63%, 04/05/34		235	242,400
5.55%, 06/20/35		775	791,583
5.50%, 12/01/46		984	938,546
3.40%, 08/01/51		188	126,106
5.95%, 04/05/54		244	242,302
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(e)		484	497,086
582026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energean PLC
5.63%, 05/12/31(e)	EUR	250	$ 281,137
5.63%, 05/12/31(a)		638	717,461
Energy Transfer LP
5.25%, 07/01/29	USD	267	272,839
4.15%, 09/15/29		100	98,668
6.55%, 12/01/33		1,239	1,337,701
5.55%, 05/15/34		116	118,119
5.60%, 09/01/34		1,756	1,789,653
5.15%, 03/15/45		2,130	1,853,983
5.35%, 05/15/45		1,099	982,469
6.00%, 06/15/48		857	822,635
6.25%, 04/15/49		441	432,501
5.00%, 05/15/50		1,387	1,151,039
6.05%, 09/01/54		234	222,803
6.30%, 01/15/56		484	479,606
Enterprise Products Operating LLC
3.13%, 07/31/29		100	96,365
2.80%, 01/31/30		516	486,419
4.60%, 01/15/31		279	279,455
5.35%, 01/31/33		15	15,472
4.85%, 01/31/34		799	797,507
4.95%, 02/15/35		460	458,584
5.20%, 01/15/36		221	222,185
7.55%, 04/15/38		123	145,661
5.70%, 02/15/42		678	678,930
4.45%, 02/15/43		164	141,733
4.85%, 03/15/44		734	662,470
4.90%, 05/15/46		1,152	1,029,909
3.30%, 02/15/53		990	654,078
4.95%, 10/15/54		194	170,139
3.95%, 01/31/60		657	474,511
Series H, 6.65%, 10/15/34		167	184,942
EOG Resources, Inc.
4.40%, 01/15/31		393	390,200
5.00%, 07/15/32		238	240,961
3.90%, 04/01/35		320	294,371
5.35%, 01/15/36		374	379,544
5.65%, 12/01/54		360	350,606
EQT Corp.
3.13%, 05/15/26(a)		12,370	12,345,112
3.90%, 10/01/27		15,380	15,192,534
5.70%, 04/01/28		14,621	14,958,844
5.50%, 07/15/28		3,998	4,049,228
4.50%, 01/15/29		22,587	22,534,172
5.00%, 01/15/29		22,764	22,899,407
7.00%, 02/01/30		41,496	44,395,564
7.50%, 06/01/30		52,980	57,694,089
4.75%, 01/15/31		98,188	97,670,992
3.63%, 05/15/31(a)		56,576	52,759,066
5.75%, 02/01/34		439	452,580
Expand Energy Corp.
6.63%, 08/15/20(f)(g)(h)		623	—
5.38%, 02/01/29		10,382	10,372,788
5.88%, 02/01/29(a)		4,042	4,044,682
6.75%, 04/15/29(a)		15,516	15,526,906
5.38%, 03/15/30		9,615	9,694,906
4.75%, 02/01/32		11,947	11,640,778
5.70%, 01/15/35		47,947	48,697,402
Exxon Mobil Corp.
3.00%, 08/16/39		660	524,287
3.57%, 03/06/45		609	470,836
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
4.11%, 03/01/46	USD	442	$ 364,335
4.33%, 03/19/50		1,365	1,134,994
3.45%, 04/15/51		348	247,873
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32		154	158,375
8.00%, 05/15/33		125	129,162
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)		95	98,178
Gran Tierra Energy, Inc., 9.75%, 04/15/31(a)		3,007	2,627,366
Granite Ridge Resources, Inc., 8.88%, 11/05/29(a)		8,080	7,892,643
Greensaif Pipelines Bidco S.a.r.l., 5.85%, 02/23/36(e)		435	435,870
Harvest Midstream I LP
7.50%, 09/01/28(a)		145	146,407
7.50%, 05/15/32(a)		22	22,424
Hess Corp.
7.30%, 08/15/31		5,263	5,947,647
6.00%, 01/15/40		1,812	1,916,252
Hess Midstream Operations LP
6.50%, 06/01/29(a)		141	144,035
5.50%, 10/15/30(a)		137	135,917
HF Sinclair Corp.
5.50%, 09/01/32		472	473,075
6.25%, 01/15/35		100	103,253
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28(a)		199	199,399
6.00%, 04/15/30(a)		23	22,387
6.00%, 02/01/31(a)		110	106,913
7.25%, 02/15/35(a)		100	99,691
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(a)		165	170,618
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)		541	543,856
Ithaca Energy North Sea PLC
8.13%, 10/15/29(a)		660	676,761
5.50%, 10/01/31(e)	EUR	357	412,719
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD	139	135,155
KazMunayGas National Co. JSC, 6.38%, 10/24/48(e)		1,749	1,727,207
Kinder Morgan Energy Partners LP
7.40%, 03/15/31		590	660,449
7.75%, 03/15/32		149	169,857
7.30%, 08/15/33		992	1,119,854
5.80%, 03/15/35		1,034	1,072,255
6.50%, 09/01/39		120	128,034
6.55%, 09/15/40		911	974,935
7.50%, 11/15/40		100	115,915
5.00%, 08/15/42		873	786,838
4.70%, 11/01/42		830	726,375
Kinder Morgan, Inc.
7.75%, 01/15/32		170	194,922
5.30%, 12/01/34		748	753,764
3.25%, 08/01/50		437	283,823
Kinetik Holdings LP
6.63%, 12/15/28(a)		112	113,895
5.88%, 06/15/30(a)		37	37,136
Marathon Petroleum Corp.
3.80%, 04/01/28		506	500,097
5.70%, 03/01/35		127	130,378
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.
6.50%, 03/01/41	USD	577	$ 614,165
4.75%, 09/15/44		200	170,041
Matador Resources Co.
6.50%, 04/15/32(a)		100	101,089
6.25%, 04/15/33(a)		56	56,053
MC Brazil Downstream Trading S.a.r.l.
7.25%, 06/30/31(a)		188	167,656
7.25%, 06/30/31(e)		181	161,987
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(a)		1,319	1,355,273
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(e)		7,457	7,421,710
MPLX LP
4.25%, 12/01/27		573	571,321
4.80%, 02/15/29		573	577,770
5.00%, 01/15/33		541	537,031
5.00%, 03/01/33		815	810,423
5.50%, 06/01/34		361	364,715
5.40%, 04/01/35		1,431	1,429,558
4.50%, 04/15/38		226	203,089
5.20%, 03/01/47		485	428,493
5.20%, 12/01/47		107	93,862
4.95%, 03/14/52		1,468	1,218,674
4.90%, 04/15/58		453	366,653
Murphy Oil Corp., 6.50%, 02/15/34		100	98,756
NGPL PipeCo LLC, 3.25%, 07/15/31(a)		8,477	7,790,302
Northern Oil & Gas, Inc., 7.88%, 10/15/33(a)		699	723,222
NuStar Logistics LP, 5.63%, 04/28/27		97	97,178
Occidental Petroleum Corp.
8.88%, 07/15/30		681	775,167
7.50%, 05/01/31		247	274,915
5.38%, 01/01/32		314	318,705
6.45%, 09/15/36		710	758,634
7.95%, 06/15/39		895	1,048,853
6.20%, 03/15/40		184	187,925
4.20%, 03/15/48		190	142,798
OEG Finance PLC, 7.25%, 09/27/29(e)	EUR	1,660	1,976,243
ONEOK Partners LP
6.65%, 10/01/36	USD	767	826,089
6.85%, 10/15/37		151	164,474
ONEOK, Inc.
4.00%, 07/13/27		1,452	1,443,735
4.40%, 10/15/29		154	152,984
6.35%, 01/15/31		554	588,629
4.95%, 10/15/32		454	450,322
6.10%, 11/15/32		349	367,664
6.05%, 09/01/33		100	104,862
5.40%, 10/15/35		184	182,784
5.45%, 06/01/47		1,555	1,402,163
4.85%, 02/01/49		1,017	835,600
3.95%, 03/01/50		947	671,041
7.15%, 01/15/51		451	486,349
5.85%, 11/01/64		208	189,539
Ovintiv, Inc.
7.38%, 11/01/31		426	471,246
6.25%, 07/15/33		168	177,261
6.63%, 08/15/37		191	202,969
6.50%, 02/01/38		202	211,629
Permian Resources Operating LLC
8.00%, 04/15/27(a)		2,171	2,172,851
5.88%, 07/01/29(a)		100	100,114
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC
7.00%, 01/15/32(a)	USD	178	$ 184,318
Petrobras Global Finance BV, 6.75%, 01/27/41		72	70,114
Petroleos de Venezuela SA, 6.00%, 11/15/26(e)(f)(g)		954	325,886
Petroleos Mexicanos, 4.75%, 02/26/29(e)	EUR	848	973,584
Phillips 66, 5.88%, 05/01/42	USD	652	653,121
Phillips 66 Co.
4.95%, 12/01/27		569	574,408
3.75%, 03/01/28		100	98,926
4.90%, 10/01/46		311	269,346
5.50%, 03/15/55		117	107,248
Plains All American Pipeline LP, 5.95%, 06/15/35		319	329,367
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37		711	766,328
5.15%, 06/01/42		503	451,339
4.70%, 06/15/44		115	97,167
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)		68	70,465
PRIO Luxembourg Holding S.a.r.l., 6.75%, 10/15/30(a)		200	194,550
Puma International Financing SA, 7.75%, 04/25/29(e)		7,000	7,137,900
Raizen Fuels Finance SA
6.25%, 07/08/32(a)		2,178	1,192,956
6.45%, 03/05/34(e)		2,216	1,218,800
6.70%, 02/25/37(e)		316	171,430
6.95%, 03/05/54(e)		317	168,169
Repsol E&P Capital Markets U.S. LLC, 4.81%, 09/16/28(a)		1,629	1,635,790
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)		177	172,586
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37		8,956	9,338,541
SM Energy Co.
5.00%, 10/15/26(a)		3,557	3,551,201
6.63%, 01/15/27		100	99,993
8.63%, 11/01/30(a)		429	452,632
7.00%, 08/01/32(a)		85	86,793
Suncor Energy, Inc.
5.95%, 12/01/34		238	249,349
6.80%, 05/15/38		262	286,276
6.50%, 06/15/38		100	106,501
6.85%, 06/01/39		389	426,057
Sunoco LP
4.63%, 05/01/30(a)		223	214,608
5.63%, 03/15/31(a)		198	197,092
7.25%, 05/01/32(a)		96	99,328
6.63%, 08/15/32(a)		105	106,645
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(a)		304	310,168
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)		31	30,738
6.00%, 12/31/30(a)		204	202,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		2,661	2,659,444
4.88%, 02/01/31		10,135	10,118,985
602026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	USD	100	$ 106,081
TotalEnergies Capital International SA
3.46%, 02/19/29		890	874,140
3.46%, 07/12/49		322	227,706
TotalEnergies Capital SA
3.88%, 10/11/28		175	174,600
5.28%, 09/10/54		1,026	957,004
5.64%, 04/05/64		422	404,942
TotalEnergies Capital U.S.A. LLC
4.25%, 01/13/31		2,307	2,285,715
4.57%, 01/13/33		1,124	1,112,620
TransCanada PipeLines Ltd.
4.25%, 05/15/28		348	346,434
4.63%, 03/01/34		783	757,756
5.60%, 03/31/34		213	219,038
5.85%, 03/15/36		100	104,066
6.20%, 10/15/37		225	238,731
7.63%, 01/15/39		371	435,131
6.10%, 06/01/40		357	370,021
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/42		653	559,395
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		889	907,251
Trident Energy Finance PLC, 12.50%, 11/30/29(e)		2,649	2,815,463
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp., 7.13%, 03/15/29(a)		179	183,149
Valero Energy Corp.
7.50%, 04/15/32		652	737,895
5.15%, 03/10/36		313	308,547
6.63%, 06/15/37		181	198,106
4.90%, 03/15/45		150	131,491
Valero Energy Partners LP, 4.50%, 03/15/28		177	177,037
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29(a)		141	134,026
4.13%, 08/15/31(a)		335	310,748
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)		208	213,913
7.50%, 05/01/33(a)		100	109,920
6.50%, 06/15/34(a)		183	190,494
7.75%, 05/01/35(a)		172	192,774
Viper Energy Partners LLC
4.90%, 08/01/30		13,287	13,278,231
5.70%, 08/01/35		20,384	20,543,199
Vista Energy Argentina SAU
8.50%, 06/10/33(a)		35	36,605
7.63%, 12/10/35(a)		674	679,480
Western Midstream Operating LP
4.05%, 02/01/30		359	348,616
6.15%, 04/01/33		108	112,717
5.45%, 11/15/34		282	279,242
5.50%, 12/15/35		205	201,604
5.45%, 04/01/44		494	439,458
5.30%, 03/01/48		246	207,929
5.25%, 02/01/50		102	86,029
Williams Cos., Inc. (The)
3.75%, 06/15/27		169	167,721
3.50%, 11/15/30		286	271,802
2.60%, 03/15/31		1,067	965,884
8.75%, 03/15/32		436	517,802
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)
5.15%, 03/15/34	USD	1,008	$ 1,009,294
5.60%, 03/15/35		302	308,630
5.30%, 09/30/35		320	319,701
5.40%, 03/04/44		369	343,186
4.90%, 01/15/45		1,799	1,573,656
3.50%, 10/15/51		560	380,716
5.30%, 08/15/52		129	116,057
Series A, 7.50%, 01/15/31		314	350,953
			902,248,442
Paper & Forest Products — 0.0%
Fedrigoni SpA, (3-mo. EURIBOR + 4.00%), 6.13%, 01/15/30(b)(e)	EUR	612	668,764
Graphic Packaging International LLC
3.75%, 02/01/30(a)	USD	100	91,777
6.38%, 07/15/32(a)		58	57,726
International Paper Co.
7.30%, 11/15/39		200	222,589
6.00%, 11/15/41		100	99,929
5.15%, 05/15/46		300	264,238
4.40%, 08/15/47		298	234,336
LD Celulose International GmbH, 7.95%, 01/26/32(a)		200	205,595
Magnera Corp.
4.75%, 11/15/29(a)		225	203,122
7.25%, 11/15/31(a)		179	165,682
			2,213,758
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
3.50%, 12/15/27(h)		2,613	2,603,569
Series 2025-1, B, 5.65%, 11/11/34		740	743,236
American Airlines, Inc., 7.25%, 02/15/28(a)		210	211,196
Avianca Midco 2 PLC
9.00%, 12/01/28(a)		1,011	975,242
9.50%, 01/28/31(a)		1,566	1,439,232
Garuda Indonesia Persero Tbk PT, (6.50% PIK), 6.50%, 12/28/31(e)(o)		1,847	1,543,425
JetBlue Airways Corp. Pass-Through Trust, Series 2019-1, AA, 2.75%, 05/15/32		633	561,178
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)		312	294,858
Spirit Airlines Pass-Through Trust
4.10%, 04/01/28		83	81,532
3.38%, 02/15/30		948	885,669
3.65%, 02/15/30		2,487	2,272,124
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		289	282,205
United Airlines Holdings, Inc., 4.88%, 03/01/29		180	176,055
			12,069,521
Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.13%, 04/01/29(a)		69	65,184
Estee Lauder Cos., Inc. (The)
4.38%, 05/15/28		176	176,181
2.38%, 12/01/29		385	358,435
5.00%, 02/14/34		405	403,027
4.38%, 06/15/45		276	225,262
4.15%, 03/15/47		80	61,707
5.15%, 05/15/53		100	86,929
Haleon U.S. Capital LLC, 3.63%, 03/24/32		250	234,912
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Personal Care Products (continued)
Kenvue, Inc.
5.05%, 03/22/28	USD	1,119	$ 1,136,077
4.85%, 05/22/32		206	208,194
4.90%, 03/22/33		661	666,319
5.10%, 03/22/43		80	75,554
5.20%, 03/22/63		200	179,122
Ontex Group NV, 5.25%, 04/15/30(e)	EUR	429	454,897
			4,331,800
Pharmaceuticals — 0.4%
Astrazeneca Finance LLC
4.85%, 02/26/29	USD	1,384	1,407,881
4.90%, 03/03/30		505	515,482
5.00%, 02/26/34		594	602,731
AstraZeneca PLC
6.45%, 09/15/37		989	1,105,287
4.00%, 09/18/42		568	477,803
Bristol-Myers Squibb Co.
4.90%, 02/22/29		793	809,814
3.40%, 07/26/29		1,375	1,339,335
5.10%, 02/22/31		1,604	1,648,826
2.95%, 03/15/32		438	401,449
5.90%, 11/15/33		694	743,877
4.35%, 11/15/47		2,714	2,237,392
3.70%, 03/15/52		99	71,378
6.25%, 11/15/53		1,648	1,749,611
5.55%, 02/22/54		100	96,291
5.65%, 02/22/64		325	314,889
Dolcetto Holdco SpA, 5.63%, 07/14/32(e)	EUR	1,401	1,608,485
Eli Lilly & Co.
4.55%, 02/12/28	USD	121	121,974
3.38%, 03/15/29		699	685,189
4.20%, 08/14/29		3,425	3,428,245
4.75%, 02/12/30		1,127	1,147,423
4.55%, 10/15/32		1,801	1,801,835
4.60%, 08/14/34		593	587,001
5.10%, 02/12/35		262	267,328
4.88%, 02/27/53		399	356,453
5.05%, 08/14/54		847	777,155
5.50%, 02/12/55		112	109,781
2.50%, 09/15/60		747	395,991
5.10%, 02/09/64		692	622,473
5.60%, 02/12/65		566	553,928
Endo Finance Holdings LP, 8.50%, 04/15/31(a)		117	122,508
Gruenenthal GmbH, 4.63%, 11/15/31(e)	EUR	395	447,417
Johnson & Johnson
4.80%, 06/01/29	USD	174	178,353
4.70%, 03/01/30		375	383,269
4.90%, 06/01/31		229	236,619
4.95%, 06/01/34		185	191,541
3.63%, 03/03/37		398	357,510
3.40%, 01/15/38		1,482	1,284,779
4.50%, 12/05/43		1,150	1,060,226
3.75%, 03/03/47		1,308	1,035,167
Merck & Co., Inc.
1.90%, 12/10/28		1,018	963,857
4.30%, 05/17/30		875	873,686
4.15%, 03/15/31		1,692	1,673,089
2.15%, 12/10/31		214	189,455
6.50%, 12/01/33		1,642	1,823,901
4.75%, 12/04/35		175	171,716
6.55%, 09/15/37		638	717,792
Security		Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc.
4.90%, 05/17/44	USD	324	$ 297,219
3.70%, 02/10/45		1,735	1,350,214
5.00%, 05/17/53		917	826,406
5.70%, 09/15/55		545	540,779
5.55%, 12/04/55		136	132,070
5.70%, 12/04/65		755	733,520
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(b)(e)	EUR	1,723	1,975,678
Novartis Capital Corp.
2.20%, 08/14/30	USD	290	265,488
4.10%, 11/05/30		379	374,778
4.30%, 11/05/32		221	217,786
4.20%, 09/18/34		306	295,883
4.40%, 05/06/44		1,895	1,661,132
4.70%, 09/18/54		100	87,359
Perrigo Finance Unlimited Co.
5.15%, 06/15/30		200	180,548
Series USD, 6.13%, 09/30/32		105	95,805
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28		324	325,923
4.65%, 05/19/30		185	186,404
4.75%, 05/19/33		728	725,226
5.30%, 05/19/53		1,538	1,429,371
5.34%, 05/19/63		1,288	1,169,925
Pfizer, Inc.
3.45%, 03/15/29		274	269,347
1.70%, 05/28/30		1,058	951,151
4.20%, 11/15/30		1,491	1,480,643
1.75%, 08/18/31		533	465,414
7.20%, 03/15/39		793	926,988
5.60%, 09/15/40		1,991	2,039,665
4.30%, 06/15/43		133	113,508
4.13%, 12/15/46		325	261,692
4.20%, 09/15/48		627	505,369
Royalty Pharma PLC
1.75%, 09/02/27		658	634,330
5.15%, 09/02/29		573	583,319
4.45%, 03/25/31		330	325,631
2.15%, 09/02/31		160	139,432
5.40%, 09/02/34		297	299,449
5.20%, 09/25/35		246	242,785
3.30%, 09/02/40		168	127,372
5.90%, 09/02/54		451	432,997
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		1,125	1,139,509
2.05%, 03/31/30		469	426,137
5.65%, 07/05/44		866	850,275
3.38%, 07/09/60		314	196,852
Takeda U.S. Financing, Inc.
5.20%, 07/07/35		521	521,039
5.90%, 07/07/55		200	199,065
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/29		228	243,930
Wyeth LLC
6.50%, 02/01/34		1,271	1,403,939
6.00%, 02/15/36		197	210,610
5.95%, 04/01/37		1,274	1,350,476
Zoetis, Inc.
3.00%, 09/12/27		507	498,419
4.15%, 08/17/28		1,608	1,603,006
622026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc.
5.00%, 08/17/35	USD	180	$ 178,535
4.70%, 02/01/43		346	308,536
			69,497,126
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)		69	71,402
Booz Allen Hamilton, Inc., 5.95%, 04/15/35		221	222,802
Verisk Analytics, Inc.
4.45%, 03/15/31		660	649,023
5.25%, 06/05/34		365	363,533
5.25%, 03/15/35		105	104,102
			1,410,862
Real Estate Management & Development — 0.3%
Adler Financing S.a.r.l., (8.25% PIK), Series 1L, 8.25%, 12/31/28(o)	EUR	2,906	3,713,379
Aldar Properties PJSC, 5.88%, 04/14/56(e)	USD	3,200	2,929,952
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(e)		200	189,920
Citycon Treasury BV, 5.38%, 07/08/31(e)	EUR	337	358,873
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	USD	282	282,407
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(c)(e)	EUR	793	837,350
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(f)(g)	USD	465	6,510
11.75%, 04/17/22(e)(f)(g)		2,430	26,730
7.95%, 07/05/22(e)(f)(g)		530	5,830
12.25%, 10/18/22(e)(f)(g)		200	2,200
10.88%, 01/09/23(e)(f)(g)		2,657	29,891
11.88%, 06/01/23(e)(f)(g)		1,093	12,296
Five Point Operating Co. LP, 8.00%, 10/01/30(a)		270	269,365
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,397,831
GLP Pte Ltd., 9.75%, 05/20/28(e)		356	291,030
Heimstaden AB
8.38%, 01/29/30(e)	EUR	200	236,176
7.36%, 01/24/31(e)		100	112,737
Heimstaden Bostad AB, 6.25% (e)(p)		336	387,988
Howard Hughes Corp. (The), 4.13%, 02/01/29(a)	USD	200	189,178
New Immo Holding SA
5.88%, 04/17/28(e)	EUR	1,300	1,505,383
4.95%, 11/14/30(e)		100	111,118
New World China Land Ltd., 4.75%, 01/23/27(e)	USD	2,000	1,866,000
Resort Communities LoanCo LP, (10.50% Cash and 2.00% PIK), 12.00%, 11/30/28(a)(h)(o)		31,263	30,774,919
TAG Immobilien AG, 0.63%, 03/11/31(e)(n)	EUR	500	593,980
Vicinity Centres Trust, 5.84%, 03/03/36(e)	AUD	1,660	1,108,129
Vivion Investments S.a.r.l.
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(e)(o)	EUR	158	182,485
(6.50% PIK), 6.50%, 02/28/29(e)(o)		1,452	1,675,372
5.63%, 06/08/30(e)		605	653,577
Vonovia SE, Series B, 0.88%, 05/20/32(e)(n)		1,100	1,204,219
			50,954,825
Residential REITs — 0.0%
American Homes 4 Rent LP
4.25%, 02/15/28	USD	267	265,522
4.95%, 06/15/30		414	415,514
2.38%, 07/15/31		242	212,952
Security		Par (000)	Value
Residential REITs (continued)
American Homes 4 Rent LP
5.50%, 02/01/34	USD	425	$ 428,719
5.50%, 07/15/34		159	159,056
AvalonBay Communities, Inc., 3.90%, 10/15/46		1,946	1,503,815
Camden Property Trust
3.15%, 07/01/29		603	578,318
4.90%, 02/28/36		113	109,599
ERP Operating LP
3.50%, 03/01/28		492	484,601
3.00%, 07/01/29		430	411,678
1.85%, 08/01/31		424	371,037
4.50%, 06/01/45		148	125,705
Essex Portfolio LP
1.65%, 01/15/31		207	179,491
5.50%, 04/01/34		466	471,847
4.88%, 02/15/36		100	96,117
Invitation Homes Operating Partnership LP
2.30%, 11/15/28		190	178,817
4.95%, 01/15/33		388	378,910
5.50%, 08/15/33		302	302,398
2.70%, 01/15/34		100	83,299
Mid-America Apartments LP
4.65%, 01/15/33		488	479,273
5.00%, 03/15/34		100	99,346
UDR, Inc., 2.10%, 06/15/33		278	228,672
			7,564,686
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.85%, 02/15/33		248	243,601
Kimco Realty OP LLC
4.60%, 02/01/33		100	98,236
4.85%, 03/01/35		107	104,817
4.45%, 09/01/47		243	201,399
NNN REIT, Inc.
4.30%, 10/15/28		345	343,718
5.50%, 06/15/34		345	350,245
Realty Income Corp.
2.20%, 06/15/28		108	103,119
4.75%, 02/15/29		106	107,036
3.40%, 01/15/30		100	95,896
3.25%, 01/15/31		503	472,973
3.20%, 02/15/31		39	36,560
4.50%, 02/01/33		962	937,827
5.13%, 02/15/34		395	397,651
Regency Centers LP
4.50%, 03/15/33		115	112,141
5.25%, 01/15/34		100	101,080
Simon Property Group LP
3.38%, 06/15/27		100	98,971
2.45%, 09/13/29		472	442,167
4.38%, 10/01/30		543	539,920
2.20%, 02/01/31		149	133,547
2.25%, 01/15/32		1,403	1,226,960
6.25%, 01/15/34		279	299,944
4.75%, 09/26/34		564	551,896
4.25%, 10/01/44		547	450,205
5.85%, 03/08/53		164	163,463
Store Capital LLC, 5.40%, 04/30/30		17,338	17,417,843
			25,031,215
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG, 10.50%, 03/30/29(e)	EUR	159	192,410
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.
4.25%, 06/15/28	USD	99	$ 99,157
2.10%, 10/01/31		280	247,039
5.05%, 04/01/34		218	222,396
5.30%, 12/15/45		246	234,751
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $12,241,000)(h)(j)		12,241	12,853,050
Applied Materials, Inc.
4.60%, 01/15/36		121	117,538
5.85%, 06/15/41		482	502,844
Broadcom, Inc.
2.45%, 02/15/31		4,269	3,877,062
3.42%, 04/15/33		7,365	6,734,730
5.20%, 07/15/35		3,718	3,746,994
4.95%, 01/15/36		481	474,386
4.80%, 02/15/36		956	932,039
Entegris, Inc.
4.38%, 04/15/28(a)		135	132,779
4.75%, 04/15/29(a)		100	98,853
Intel Corp.
3.15%, 05/11/27		544	536,262
4.88%, 02/10/28		2,069	2,083,563
4.00%, 08/05/29		827	813,123
5.13%, 02/10/30		607	614,780
3.90%, 03/25/30		71	68,823
2.00%, 08/12/31		366	316,687
4.00%, 12/15/32		205	193,078
5.15%, 02/21/34		1,959	1,953,641
4.90%, 07/29/45		676	569,956
4.10%, 05/11/47		620	462,584
3.73%, 12/08/47		1,154	806,382
5.70%, 02/10/53		406	373,831
3.10%, 02/15/60		2,044	1,129,139
4.95%, 03/25/60		891	716,128
3.20%, 08/12/61		188	104,898
5.05%, 08/05/62		368	297,485
5.90%, 02/10/63		128	118,735
Kioxia Holdings Corp., 6.25%, 07/24/30(a)		512	520,258
KLA Corp.
4.70%, 02/01/34		1,121	1,111,047
5.00%, 03/15/49		200	180,406
Lam Research Corp., 4.88%, 03/15/49		107	95,810
Micron Technology, Inc.
5.65%, 11/01/32		472	498,257
5.88%, 09/15/33		107	114,362
5.80%, 01/15/35		453	482,326
6.05%, 11/01/35		260	280,551
MKS, Inc., 4.25%, 02/15/34(e)	EUR	971	1,072,283
NVIDIA Corp.
2.00%, 06/15/31	USD	210	188,101
3.50%, 04/01/40		490	407,997
QUALCOMM, Inc.
2.15%, 05/20/30		275	251,714
4.50%, 05/20/30		530	533,090
4.75%, 05/20/32		710	713,856
4.65%, 05/20/35		146	143,777
5.00%, 05/20/35		421	420,360
4.80%, 05/20/45		424	374,676
4.30%, 05/20/47		523	424,541
6.00%, 05/20/53		363	369,205
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
4.50%, 05/23/30	USD	594	$ 596,733
4.85%, 02/08/34		934	942,464
5.10%, 05/23/35		371	375,618
3.88%, 03/15/39		114	99,505
5.00%, 03/14/53		498	449,203
5.05%, 05/18/63		348	305,753
			52,577,016
Software — 1.4%
Adobe, Inc., 4.95%, 04/04/34		140	140,191
AppLovin Corp.
5.13%, 12/01/29		10,483	10,543,825
5.38%, 12/01/31		28,388	28,666,538
5.95%, 12/01/54		9,098	8,264,058
Black Pearl Compute LLC, 6.13%, 02/15/31(a)		66	67,175
Cloud Software Group, Inc.
6.50%, 03/31/29(a)		126	122,922
9.00%, 09/30/29(a)		1,348	1,300,380
8.25%, 06/30/32(a)		205	194,429
6.63%, 08/15/33(a)		108	96,020
Core Scientific, Inc., 0.00%, 06/15/31(a)(d)(n)		546	596,505
Fair Isaac Corp.
4.00%, 06/15/28(a)		128	124,214
6.00%, 05/15/33(a)		100	98,122
Gen Digital, Inc., 6.25%, 04/01/33(a)		113	109,849
GoTo Group, Inc.
5.50%, 05/01/28(a)		925	723,553
5.50%, 05/01/28(a)		1,925	539,000
ION Platform Finance S.a.r.l.
6.50%, 09/30/30(e)	EUR	1,524	1,459,899
6.88%, 09/30/32(e)		1,083	998,570
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD	400	309,610
ION Platform Finance U.S., Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/29(a)		100	92,995
IPD 3 BV, 5.50%, 06/15/31(e)	EUR	1,219	1,323,234
Microsoft Corp.
4.10%, 02/06/37	USD	443	421,885
5.20%, 06/01/39		1,003	1,039,264
5.30%, 02/08/41		624	639,394
3.70%, 08/08/46		635	501,180
4.25%, 02/06/47		100	85,204
4.50%, 06/15/47		147	129,275
2.53%, 06/01/50		54	32,379
2.50%, 09/15/50		741	440,230
2.92%, 03/17/52		18,014	11,585,314
4.00%, 02/12/55		497	387,704
3.95%, 08/08/56		2,209	1,688,661
3.04%, 03/17/62		100	60,758
NCR Atleos Corp., 9.50%, 04/01/29(a)		1,764	1,888,260
Nebius Group NV, 2.63%, 03/15/33(a)(n)		2,697	2,513,874
Open Text Corp., 3.88%, 12/01/29(a)		232	207,328
Oracle Corp.
2.80%, 04/01/27		358	351,856
4.80%, 08/03/28		2,079	2,079,883
4.45%, 09/26/30		947	912,606
4.95%, 02/04/31		3,006	2,941,190
5.25%, 02/03/32		514	504,829
4.80%, 09/26/32		2,442	2,325,634
3.90%, 05/15/35		3,662	3,100,344
5.70%, 02/04/36		2,172	2,088,353
6.50%, 04/15/38		906	908,064
642026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp.
6.55%, 02/04/46	USD	5,529	$ 5,158,314
6.90%, 11/09/52		4,463	4,213,646
5.55%, 02/06/53		100	79,786
5.38%, 09/27/54		2,794	2,161,224
6.00%, 08/03/55		5,695	4,774,589
5.95%, 09/26/55		33,488	28,172,473
6.70%, 02/04/56		6,231	5,783,013
5.50%, 09/27/64		5,022	3,845,900
6.13%, 08/03/65		8,420	7,004,301
6.10%, 09/26/65		20,843	17,282,631
6.85%, 02/04/66		904	831,067
Rocket Software, Inc., 9.00%, 11/28/28(a)		112	111,832
Roper Technologies, Inc.
4.20%, 09/15/28		455	452,197
2.95%, 09/15/29		637	601,821
1.75%, 02/15/31		277	239,129
4.90%, 10/15/34		450	434,496
Salesforce, Inc.
4.50%, 03/15/28		11,629	11,631,995
4.90%, 09/15/31		3,468	3,463,088
5.20%, 03/15/33		26,479	26,433,781
5.55%, 03/15/36		15,192	15,144,743
6.40%, 03/15/46		369	371,555
6.55%, 03/15/56		3,922	3,935,606
6.70%, 03/15/66		3,922	3,986,370
SS&C Technologies, Inc., 6.50%, 06/01/32(a)		100	100,003
Synopsys, Inc.
4.65%, 04/01/28		2,438	2,446,942
4.85%, 04/01/30		1,136	1,144,355
5.15%, 04/01/35		466	466,891
5.70%, 04/01/55		110	105,169
TeamSystem SpA, 5.00%, 07/01/31(e)	EUR	318	339,240
UKG, Inc., 6.88%, 02/01/31(a)	USD	300	293,195
Workday, Inc., 3.80%, 04/01/32		100	92,826
			243,706,736
Specialized REITs — 0.1%
CubeSmart LP, 4.38%, 02/15/29		212	210,531
Extra Space Storage LP
4.00%, 06/15/29		1,836	1,806,694
2.20%, 10/15/30		4,093	3,661,997
Iron Mountain, Inc.
5.25%, 03/15/28(a)		140	139,209
4.88%, 09/15/29(a)		142	138,157
5.25%, 07/15/30(a)		442	429,428
5.63%, 07/15/32(a)		96	93,194
4.75%, 01/15/34(e)	EUR	1,693	1,820,884
Millrose Properties, Inc., 6.38%, 08/01/30(a)	USD	125	124,961
Public Storage Operating Co.
4.38%, 07/01/30		283	282,623
2.30%, 05/01/31		370	332,015
5.10%, 08/01/33		147	150,121
			9,189,814
Specialty Retail — 0.1%
Advance Auto Parts, Inc.
3.90%, 04/15/30		53	48,673
7.00%, 08/01/30(a)		100	101,305
Asbury Automotive Group, Inc.
4.50%, 03/01/28		182	178,724
4.75%, 03/01/30		76	73,237
AutoNation, Inc.
4.45%, 01/15/29		287	284,614
Security		Par (000)	Value
Specialty Retail (continued)
AutoNation, Inc.
2.40%, 08/01/31	USD	100	$ 87,373
AutoZone, Inc., 6.55%, 11/01/33		379	412,508
Bath & Body Works, Inc.
7.50%, 06/15/29		133	134,615
6.63%, 10/01/30(a)		100	100,942
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(e)	GBP	437	588,026
Chow Tai Fook Jewellery Group Ltd., 0.38%, 06/30/30(e)(n)	HKD	24,000	2,958,221
Gap, Inc. (The), 3.88%, 10/01/31(a)	USD	119	107,798
Goldstory SAS, 6.75%, 02/01/30(e)	EUR	1,539	1,739,045
Group 1 Automotive, Inc., 6.38%, 01/15/30(a)	USD	50	50,335
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)		572	594,162
Lithia Motors, Inc.
4.63%, 12/15/27(a)		77	75,981
5.50%, 10/01/30(a)		161	157,769
Lowe’s Cos., Inc.
3.35%, 04/01/27		2,892	2,869,241
3.10%, 05/03/27		6,285	6,210,038
1.70%, 09/15/28		63	59,207
3.65%, 04/05/29		781	763,960
2.63%, 04/01/31		1,551	1,409,252
4.50%, 10/15/32		1,125	1,105,659
5.15%, 07/01/33		100	101,143
5.50%, 10/15/35		303	309,533
4.05%, 05/03/47		1,330	1,020,028
4.55%, 04/05/49		1,058	866,590
5.13%, 04/15/50		250	220,888
4.45%, 04/01/62		441	333,773
5.80%, 09/15/62		197	187,138
Michaels Cos., Inc. (The), 8.50%, 03/15/33(a)		89	86,641
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(a)		352	351,192
Sonic Automotive, Inc., 4.88%, 11/15/31(a)		38	36,018
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)		91	85,620
Wayfair LLC
7.75%, 09/15/30(a)		157	163,458
6.75%, 11/15/32(a)		37	37,281
			23,909,988
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.
1.20%, 02/08/28		453	431,400
4.20%, 05/12/30		3,945	3,965,398
3.85%, 05/04/43		18	14,881
4.25%, 02/09/47		702	587,895
3.75%, 09/12/47		1,825	1,411,180
3.75%, 11/13/47		3,217	2,488,426
2.65%, 05/11/50		1,177	720,174
2.65%, 02/08/51		7,821	4,733,262
3.95%, 08/08/52		2,839	2,203,290
2.55%, 08/20/60		100	53,288
2.80%, 02/08/61		11	6,280
4.10%, 08/08/62		846	644,207
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		237	225,705
5.10%, 03/01/30		241	240,630
3.57%, 12/01/31		106	96,893
5.55%, 08/22/34		278	273,196
Dell, Inc., 6.50%, 04/15/38		202	214,633
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
EquipmentShare.com, Inc.
9.00%, 05/15/28(a)	USD	16	$ 16,527
8.63%, 05/15/32(a)		242	252,590
Hewlett Packard Enterprise Co.
4.40%, 10/15/30		561	550,802
4.85%, 10/15/31		289	287,051
6.20%, 10/15/35		694	735,827
6.35%, 10/15/45		568	567,084
5.60%, 10/15/54		321	286,545
HP, Inc.
5.40%, 04/25/30		264	269,546
2.65%, 06/17/31		589	523,830
4.20%, 04/15/32		200	190,186
5.50%, 01/15/33		175	177,171
6.10%, 04/25/35		217	225,773
6.00%, 09/15/41		251	248,068
NetApp, Inc., 5.50%, 03/17/32		298	304,905
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(a)		1,217	1,278,079
5.88%, 07/15/30(a)		3,531	3,589,050
Xerox Corp.
10.25%, 10/15/30(a)		3,270	2,452,500
13.50%, 04/15/31(a)		274	134,945
			30,401,217
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
3.88%, 11/01/45		525	410,876
3.38%, 11/01/46		285	204,205
VF Corp., 4.25%, 03/07/29	EUR	509	581,849
			1,196,930
Tobacco — 0.1%
Altria Group, Inc.
2.45%, 02/04/32	USD	366	321,161
5.63%, 02/06/35		293	300,100
5.80%, 02/14/39		295	296,165
3.40%, 02/04/41		1,102	831,811
4.50%, 05/02/43		1,477	1,227,094
5.95%, 02/14/49		489	474,108
4.45%, 05/06/50		803	627,402
BAT Capital Corp., 5.65%, 03/16/52		6,722	6,227,008
Philip Morris International, Inc.
5.25%, 09/07/28		174	178,437
4.63%, 11/01/29		165	166,452
5.63%, 11/17/29		289	300,380
5.50%, 09/07/30		1,078	1,119,424
1.75%, 11/01/30		753	666,768
5.13%, 02/13/31		299	305,810
5.38%, 02/15/33		516	530,315
5.63%, 09/07/33		1,141	1,190,470
5.25%, 02/13/34		393	400,192
4.90%, 11/01/34		285	283,471
6.38%, 05/16/38		744	810,965
4.38%, 11/15/41		69	59,900
4.50%, 03/20/42		1,070	935,057
4.13%, 03/04/43		305	252,047
			17,504,537
Trading Companies & Distributors — 0.0%
Air Lease Corp.
4.63%, 10/01/28		1,638	1,630,532
3.00%, 02/01/30		456	423,828
3.13%, 12/01/30		170	156,497
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.
5.38%, 05/21/30(e)	EUR	252	$ 291,917
7.00%, 05/21/30(a)	USD	268	273,906
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)		69	67,705
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)		13	12,995
7.88%, 12/01/30(a)		276	288,198
5.88%, 04/15/33(a)		92	90,012
GATX Corp.
3.50%, 03/15/28		241	236,482
4.70%, 04/01/29		200	200,315
1.90%, 06/01/31		447	387,054
6.05%, 03/15/34		100	105,014
6.90%, 05/01/34		661	724,663
5.50%, 06/15/35		281	283,317
Herc Holdings, Inc.
7.00%, 06/15/30(a)		278	285,053
7.25%, 06/15/33(a)		132	135,266
Park River Holdings, Inc., 8.75%, 12/31/30(a)		222	204,469
QXO Building Products, Inc., 6.75%, 04/30/32(a)		182	185,638
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33		2,647	2,591,786
			8,574,647
Transportation Infrastructure — 0.0%
Heathrow Finance PLC, 6.63%, 03/01/31(e)	GBP	239	313,734
Progroup AG, 5.38%, 04/15/31(e)	EUR	810	916,429
Stena International SA, 7.25%, 01/15/31(a)	USD	200	202,106
TAV Havalimanlari Holding AS, 8.50%, 12/07/28(e)		5,028	5,126,989
			6,559,258
Water Utilities — 0.0%
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(e)	EUR	2,000	2,247,534
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(e)	GBP	2,796	2,504,795
			4,752,329
Wireless Telecommunication Services — 0.2%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(a)(d)(h)	USD	544	32,616
Digicel International Finance Ltd./Difl U.S. LLC
8.63%, 08/01/32(a)		200	202,959
8.63%, 08/01/32(e)		892	905,199
Fibercop SpA
5.13%, 06/30/32(e)	EUR	268	306,671
6.00%, 09/30/34(a)	USD	343	326,291
Rogers Communications, Inc.
3.20%, 03/15/27		424	418,763
3.80%, 03/15/32		252	235,239
5.30%, 02/15/34		442	440,075
7.50%, 08/15/38		859	979,796
5.45%, 10/01/43		963	892,937
4.55%, 03/15/52		100	78,984
7.13%, 04/15/55		233	238,426
SoftBank Group Corp.
5.25%, 10/10/29(e)	EUR	1,092	1,241,530
7.00%, 07/08/31(e)	USD	7,400	7,262,248
662026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.
5.88%, 07/10/31(e)	EUR	997	$ 1,122,498
6.38%, 07/10/33(e)		2,060	2,284,544
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)	USD	140	140,691
T-Mobile U.S.A., Inc.
2.05%, 02/15/28		110	105,509
4.95%, 03/15/28		1,870	1,889,430
4.80%, 07/15/28		1,325	1,337,675
2.40%, 03/15/29		792	747,282
2.88%, 02/15/31		637	587,392
2.70%, 03/15/32		1,545	1,374,362
5.75%, 01/15/34		1,218	1,270,139
4.70%, 01/15/35		100	96,719
5.30%, 05/15/35		424	427,505
5.00%, 02/15/36		238	234,410
4.38%, 04/15/40		849	746,281
5.50%, 01/15/55		564	517,259
3.60%, 11/15/60		5,663	3,675,493
5.80%, 09/15/62		1,007	965,647
Turkcell Iletisim Hizmetleri AS
7.65%, 01/24/32(a)		200	203,252
7.65%, 01/24/32(e)		858	871,951
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(a)		945	931,104
Vmed O2 UK Financing I PLC
4.25%, 01/31/31(a)		307	263,664
4.75%, 07/15/31(a)		200	172,073
5.63%, 04/15/32(e)	EUR	1,134	1,200,728
6.75%, 01/15/33(a)	USD	200	178,689
Vodafone Group PLC
7.88%, 02/15/30		178	199,085
6.25%, 11/30/32		100	106,882
5.00%, 05/30/38		284	277,320
4.38%, 02/19/43		821	686,993
5.25%, 05/30/48		779	701,511
4.25%, 09/17/50		804	617,490
5.88%, 06/28/64		256	243,017
			37,738,329
Total Corporate Bonds — 25.0% (Cost: $4,512,524,994)			4,445,258,185
Fixed Rate Loan Interests
Banks — 0.0%
Atos SE, New Money Term Loan, 9.00%, 12/18/29(h)	EUR	1,873	2,200,087
Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(h)	USD	29,088	29,263,713
Total Fixed Rate Loan Interests — 0.2% (Cost: $31,402,877)			31,463,800
Floating Rate Loan Interests(b)
Banks — 0.1%
Clarios Global LP, Amendment No. 6 Euro Term Loan (First Lien), (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.14%, 01/28/32(h)	EUR	1,000	1,151,631
Median BV, Term Loan, (3-mo. SONIA at 0.20% Floor + 5.93%), 9.77%, 10/14/27(h)	GBP	1,000	1,264,038
Security		Par (000)	Value
Banks (continued)
Mehilainen Yhtiot Oy, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 5.53%, 08/05/31(h)	EUR	1,000	$ 1,154,209
Nobian Finance BV, 2025 Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 07/01/30(h)		1,000	1,084,927
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/12/32(h)	USD	1,328	1,331,329
Techem Verwaltungsgesellschaft 675 Mbh, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.23%, 07/15/32(h)	EUR	1,000	1,151,897
Tk Elevator Midco GmbH, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 04/30/30(h)		2,000	2,294,015
			9,432,046
Chemicals — 0.0%
Montage Hotels & Resorts LLC
Revolver, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.68%, 02/16/29(h)	USD	2,790	2,633,126
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.70%, 02/16/29(h)		6,696	6,319,514
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.76%, 02/28/27(f)(g)(h)		1,795	—
			8,952,640
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (aka USAGM Holdco LLC), Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32		3,626	3,623,811
Alorica, Inc., Term Loan B (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 10.54%, 12/21/27(h)		4,778	4,658,204
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.02%, 12/21/28(h)		3,051	2,942,818
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 8.00%), (7.00% Cash and 1.00% PIK), 11.77%, 08/07/28(f)(g)(h)(o)		9,423	2,661,903
			13,886,736
Construction Materials — 0.1%
Cirkul, Inc., Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 11.00%), (7.50% Cash and 3.50% PIK), 16.85%, 04/23/28(h)(o)		4,229	3,303,749
Flexsys Cayman Holdings LP, Second Out Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.17%, 08/01/29(h)		1,962	119,367
Goodarz Holding Co. S.a.r.l, Term Loan, (1- mo. EURIBOR at 0.00% Floor + 5.50%), 7.42%, 11/20/28(h)	EUR	7,652	8,840,750
Houston Center
Term Loan A, 5.75%, 05/09/30(h)	USD	5,515	5,203,390
Term Loan B, 5.75%, 05/09/30(h)		7,132	1
			17,467,257
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.17%, 08/01/28	USD	11	$ 9,434
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 09/27/29		2,391	2,393,004
			2,402,438
Electronic Equipment, Instruments & Components — 0.0%
Verifone Systems, Inc., 2025-1 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.18%, 08/18/28		1,152	1,081,820
Financial Services — 0.1%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.88%, 12/06/27(h)		10,304	10,300,354
Garfunkelux Holdco 3 SA, Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 6.88%, 12/31/30(h)	EUR	6,275	6,986,993
Macerich Crabtree LP, Initial Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/06/29(h)	USD	9,300	9,242,394
			26,529,741
Gas Utilities — 0.0%
CPV Fairview LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 08/14/31(h)		1,578	1,569,355
Health Care Providers & Services — 0.1%
ECL Entertainment LLC, Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30		5,647	5,604,424
ITG Communications LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 07/09/31(h)		4,893	4,648,564
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 10.77%, 11/01/29(h)		1,587	126,960
Peninsula Pacific Entertainment LLC, Term B Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 10/01/32(h)		5,336	5,309,597
RunItOneTime LLC
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), 16.17%, 04/16/26(h)		947	945,997
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), (1.00% Cash and 11.50% PIK), 16.17%, 04/16/26(h)(o)		80	79,143
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), (1.00% Cash and 11.50% PIK), 16.17%, 04/16/26(h)(o)		1,641	1,620,600
West Deptford Energy Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.75%, 07/24/32(h)		1,945	1,933,142
			20,268,427
Hotels, Restaurants & Leisure — 0.2%
Argento LLC, Term Loan A, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.68%, 04/30/31		3,709	3,560,640
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.30%), 6.97%, 05/31/29(h)	USD	13,200	$ 13,169,360
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.10%, 12/11/28		7,174	6,923,118
Long Point Development, LLC, Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.01%, 01/01/28(h)		7,500	7,500,000
Maverick Gaming LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 15.25%, 06/05/28(f)(g)(h)		2,706	106,069
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 6.68%, 10/25/26(h)		8,244	8,139,976
			39,399,163
Independent Power and Renewable Electricity Producers — 0.0%
Hunterstown Generation LLC, Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.75%, 11/06/31(h)		1,320	1,319,376
Tenaska Pennsylvania Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 02/18/33(h)		1,020	1,014,900
			2,334,276
IT Services — 0.2%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.28%, 07/31/28(h)		10,134	10,109,039
CoreWeave Compute Acquisition Co. IV LLC
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.88%, 09/30/30(h)		7,715	7,502,966
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.50%), 9.67%, 05/16/29(h)		11,380	11,408,538
			29,020,543
Leisure Products — 0.0%
J & J Ventures Gaming LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.17%, 04/26/30		1,851	1,825,770
Life Sciences Tools & Services — 0.1%
Project Midnights, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.17%, 08/22/26(h)	EUR	10,903	12,585,859
Machinery — 0.2%
Betclic Everest Group SAS, Facility B2, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.03%, 12/10/31(h)		1,000	1,135,623
CML Hotel Adeline, Term Loan, 03/01/31	USD	9,700	9,700,000
CML The Ben, Term Loan, 03/09/31(g)(h)		3,385	3,352,369
Cobham Ultra SeniorCo S.a r.l., Facility B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 08/06/29(h)	EUR	1,000	1,150,799
Crescent Midstream Intermediate Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 02/18/33(h)	USD	3,756	3,763,812
682026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Hydrofarm Holdings Group, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.43%, 10/25/28(h)	USD	2,094	$ 1,046,931
Kersia International, 2026 Incremental Facility B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.50%, 12/18/30(h)	EUR	1,000	1,142,269
Redstone HoldCo 2 LP
Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.17%, 12/31/30(h)	USD	2,727	1,004,453
Initial Term Loan A-1 (First Lien), (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.17%, 12/31/30(h)		2,000	1,746,660
Initial Term Loan A-2 (First Lien), (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 12/31/30(h)		562	421,139
Initial Term Loan B-1 (Third Lien), 12/31/30(h)		1,135	378,236
SGB-SMIT MidCo GmbH, Facility B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.89%, 03/10/33(h)	EUR	1,000	1,156,809
Vehis Warehouse Leasing 2025 DAC, Term Loan, 06/10/32	PLN	4,998	1,346,303
			27,345,403
Media — 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.50%), 8.25%, 04/15/27	USD	1,063	934,473
DirecTV Financing LLC, 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 02/17/31(h)		3,697	3,695,393
			4,629,866
Passenger Airlines — 0.3%
Indigo, Term Loan, 03/18/32		51,513	51,384,217
Usavflow II Ltd., Term Loan B (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 6.50%), 10.17%, 09/10/29(h)		1,785	1,787,321
			53,171,538
Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S.
Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.99%, 09/01/28(h)		718	714,306
Term Loan A (First Lien), (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.99%, 09/01/28(h)		1,011	1,007,053
			1,721,359
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.85%, 01/22/29(h)		664	429,614
Semiconductors & Semiconductor Equipment — 0.0%
Altar Bidco, Inc., Initial Term Loan (Second Lien), (6-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.11%, 02/01/30		618	579,492
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.46%, 09/29/28		2,675	2,463,647
Security		Par (000)	Value
Software (continued)
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/08/28(h)	USD	12,826	$ 11,623,825
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/10/28(h)		1,283	1,162,383
Finastra U.S.A., Inc., Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.62%, 09/15/32(h)	EUR	1,000	1,073,137
GoTo Group, Inc.
Exchange First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.57%, 04/28/28(h)	USD	723	591,193
Second Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.57%, 04/28/28(h)		721	214,059
			17,128,244
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., Initial Term Loan (First Lien), (6-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.73%, 11/19/29(h)		1,588	1,000,261
Trading Companies & Distributors — 0.0%
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing Euro Term Loan, (3-mo. EURIBOR at 0.50% Floor + 3.00%), 5.03%, 05/21/31(h)	EUR	1,000	1,151,631
Transportation Infrastructure — 0.1%
One Frio Holdco BV
Term Loan, (1-day SONIA at 0.00% Floor + 3.15%), 6.88%, 08/15/30(h)	GBP	2,256	2,984,041
Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.28%, 08/15/30(h)	EUR	9,933	11,470,925
			14,454,966
Total Floating Rate Loan Interests — 1.7% (Cost: $333,130,312)			308,368,445
Foreign Agency Obligations
Colombia — 0.1%
Ecopetrol SA
7.75%, 02/01/32	USD	5,075	5,130,825
8.88%, 01/13/33		197	207,933
			5,338,758
Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(e)	EUR	100	121,186
Kuwait — 0.0%
Equate Petrochemical Co. KSCC, 4.25%, 11/03/26(e)	USD	200	197,938
Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(e)		895	899,923
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29		147	154,839
5.95%, 01/28/31		1,522	1,455,717
6.70%, 02/16/32		297	290,689
			1,901,245
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(a)	USD	200	$ 209,663
Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(e)(o)	EUR	1,247	1,181,784
7.63%, 11/08/28(a)(o)	USD	783	611,078
			1,792,862
Total Foreign Agency Obligations — 0.1% (Cost: $10,083,242)			10,461,575
Foreign Government Obligations
Argentina — 0.0%
Argentina Treasury Bond BONCER, 0.00%, 12/15/27(d)	ARS	517,516	870,885
Republic of Argentina
1.00%, 07/09/29	USD	36	31,713
0.75%, 07/09/30(c)		30	25,243
4.13%, 07/09/35(c)		607	437,040
3.50%, 07/09/41(c)		1,109	741,921
			2,106,802
Barbados — 0.0%
Barbados Government International Bond, 8.00%, 06/26/35(a)		975	995,475
Benin — 0.0%
Republic of Benin
4.95%, 01/22/35(e)	EUR	436	439,999
7.96%, 02/13/38(a)	USD	569	556,668
			996,667
Brazil — 0.2%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/26(d)	BRL	843	15,240,216
Federative Republic of Brazil
0.00%, 07/01/26(d)		184	3,431,671
10.00%, 01/01/27		585	11,003,562
6.63%, 03/15/35	USD	200	204,600
			29,880,049
Cameroon — 0.0%
Republic of Cameroon, 9.50%, 07/31/31(e)		822	801,450
Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42		200	175,400
China — 0.0%
China Government Bond, 2.11%, 08/25/34	CNY	21,310	3,182,068
Colombia — 0.2%
Republic of Colombia
5.75%, 11/03/27	COP	44,483,600	10,745,829
12.50%, 02/27/30		7,984,500	2,064,100
7.75%, 09/18/30		49,293,700	10,742,931
7.00%, 06/30/32		4,779,000	949,647
7.25%, 10/26/50		7,107,900	1,124,622
12.00%, 03/13/58		605,900	148,376
			25,775,505
Congo — 0.0%
Congolese International Bond, 9.50%, 02/17/35(e)	USD	295	265,205
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34(e)		200	210,950
Security		Par (000)	Value
Costa Rica (continued)
Republic of Costa Rica
7.16%, 03/12/45(e)	USD	809	$ 862,394
7.30%, 11/13/54(e)		739	801,815
			1,875,159
Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
5.88%, 10/17/31(e)	EUR	100	112,753
8.08%, 04/01/36(a)	USD	200	203,218
			315,971
Czechia — 0.0%
Czech Republic
4.50%, 11/11/32	CZK	88,780	4,136,796
4.20%, 12/04/36(e)		27,600	1,223,661
4.00%, 04/04/44		48,940	1,977,348
			7,337,805
Dominican Republic — 0.0%
Dominican Republic
4.50%, 01/30/30(a)	USD	150	142,500
7.05%, 02/03/31(a)		150	155,100
10.75%, 06/01/36(a)	DOP	78,800	1,364,604
10.50%, 03/15/37(a)		136,100	2,325,540
			3,987,744
Ecuador — 0.0%
Republic of Ecuador
6.90%, 07/31/35(c)(e)	USD	566	496,382
9.25%, 01/29/39(a)		255	250,155
			746,537
Egypt — 0.0%
Arab Republic of Egypt
5.80%, 09/30/27(e)		217	213,704
24.46%, 10/01/27	EGP	106,784	1,921,583
24.44%, 08/05/28		25,744	463,963
23.38%, 08/26/28		76,919	1,372,906
9.45%, 02/04/33(a)	USD	200	209,262
			4,181,418
Guatemala — 0.0%
Republic of Guatemala, 7.05%, 10/04/32(a)		200	214,000
Hungary — 0.0%
Hungarian People’s Republic
5.25%, 06/16/29(a)		200	200,395
6.00%, 09/26/35(e)		200	202,736
7.00%, 10/24/35	HUF	964,980	2,863,458
			3,266,589
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27	IDR	91,527,000	5,448,965
2.85%, 02/14/30	USD	17,370	16,119,360
6.50%, 07/15/30	IDR	40,369,000	2,367,471
8.25%, 06/15/32		2,448,000	153,842
7.00%, 02/15/33		18,862,000	1,114,883
6.63%, 05/15/33		12,665,000	735,714
3.05%, 03/12/51	USD	11,595	7,246,875
			33,187,110
Japan — 0.0%
Japanese Government Bonds (30 Year), 0.70%, 09/20/51	JPY	420,000	1,361,953
Kazakhstan — 0.0%
Republic of Kazakhstan, 18.40%, 10/16/28(e)	KZT	233,500	500,471
702026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31(a)	USD	200	$ 205,190
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(a)		200	199,408
Latvia — 0.0%
Republic of Latvia, 5.13%, 07/30/34(a)		200	200,250
Lebanon — 0.0%
Lebanese Republic
6.25%, 11/04/24(e)(f)(g)		940	221,370
6.85%, 03/23/27(e)(f)(g)		1,618	381,039
6.65%, 11/03/28(e)(f)(g)		571	134,470
			736,879
Mexico — 0.5%
Eagle Funding Luxco S.a.r.l., 5.50%, 08/17/30(a)		250	250,625
United Mexican States
7.00%, 09/03/26	MXN	2,119	11,827,794
8.50%, 03/01/29		1,168	6,519,913
8.50%, 05/31/29		28	153,983
2.66%, 05/24/31	USD	30,379	26,809,467
5.38%, 03/22/33		200	195,400
6.35%, 02/09/35		504	515,340
5.63%, 09/22/35		200	193,400
8.00%, 02/21/36	MXN	394	2,009,706
6.88%, 05/13/37	USD	920	962,780
5.38%, 05/16/40	EUR	1,927	2,145,201
7.75%, 11/13/42	MXN	1,238	5,730,866
4.50%, 01/31/50	USD	25,868	19,038,848
7.38%, 05/13/55		2,225	2,336,250
			78,689,573
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27(e)		200	192,030
4.75%, 04/02/35(a)	EUR	100	113,736
			305,766
Mozambique — 0.0%
Republic of Mozambique, 9.00%, 09/15/31(a)(c)	USD	202	151,421
Nigeria — 0.0%
Republic of Nigeria, 10.38%, 12/09/34(a)		200	228,800
Oman — 0.0%
Sultanate of Oman, 6.75%, 01/17/48(e)		200	208,554
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(e)		905	892,556
Pakistan Government International Bond, 7.88%, 03/31/36(e)		233	208,826
			1,101,382
Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		17,669	17,368,627
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33(e)		200	175,800
8.50%, 04/04/38(a)	PYG	16,453,000	2,506,015
			2,681,815
Peru — 0.1%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(e)	USD	226	226,000
Security		Par (000)	Value
Peru (continued)
Republic of Peru
2.78%, 01/23/31	USD	100	$ 91,298
1.86%, 12/01/32		100	82,400
7.60%, 08/12/39(a)	PEN	3,003	893,366
7.60%, 08/12/39(e)		2,735	813,639
3.55%, 03/10/51	USD	14,265	9,714,465
			11,821,168
Philippines — 0.4%
Republic of the Philippines
3.00%, 02/01/28		11,468	11,170,291
6.38%, 07/27/30	PHP	233,430	3,810,667
6.00%, 08/20/30		1,897,285	30,498,174
6.38%, 04/28/35		574,680	9,143,657
5.93%, 02/23/36		60,000	918,337
3.20%, 07/06/46	USD	15,450	10,614,150
			66,155,276
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29	PLN	23,080	6,367,828
4.75%, 07/25/29		12,997	3,469,193
5.00%, 01/25/30		12,170	3,271,675
4.88%, 10/04/33	USD	34	33,926
5.00%, 10/25/34	PLN	14,866	3,810,519
5.00%, 10/25/35		33,318	8,404,219
5.50%, 04/04/53	USD	106	97,463
			25,454,823
Romania — 0.0%
Romania
5.25%, 11/25/27(a)		30	29,977
2.12%, 07/16/31(e)	EUR	161	159,711
5.25%, 05/30/32(e)		798	909,990
4.63%, 03/04/33(a)		229	246,989
5.38%, 06/07/33(a)		194	217,929
6.25%, 09/10/34(a)		130	152,139
6.13%, 10/07/37(a)		194	217,032
6.75%, 07/11/39(a)		58	66,797
6.50%, 10/07/45(a)		249	274,942
			2,275,506
Serbia — 0.0%
Republic of Serbia, 6.00%, 06/12/34(a)	USD	200	200,000
South Africa — 0.2%
Republic of South Africa
8.00%, 01/31/30	ZAR	249,672	14,592,120
7.00%, 02/28/31		319,303	17,680,871
7.10%, 11/19/36(a)	USD	200	204,926
8.50%, 01/31/37	ZAR	165,037	9,110,820
5.75%, 09/30/49	USD	200	155,000
7.25%, 12/11/55(a)		1,096	1,002,292
			42,746,029
South Korea — 0.0%
Korea Mine Rehabilitation & Mineral Resources Corp., 4.88%, 04/13/31(e)		1,130	1,125,344
Spain — 0.1%
Kingdom of Spain, 2.60%, 05/31/31	EUR	8,133	9,220,339
Sri Lanka — 0.0%
Republic of Sri Lanka
4.00%, 04/15/28(e)	USD	1,598	1,527,260
3.60%, 06/15/35(c)(e)		617	467,377
			1,994,637
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Suriname — 0.0%
Suriname Government International Bond, 8.50%, 11/06/35(a)	USD	200	$ 206,800
Trinidad and Tobago — 0.0%
Republic of Trinidad and Tobago
6.40%, 06/26/34(e)		654	650,076
6.50%, 01/28/36(a)		351	347,490
			997,566
Turkey — 0.0%
Republic of Türkiye
31.08%, 11/08/28	TRY	33,417	670,732
30.00%, 09/12/29		38,692	750,320
7.13%, 02/12/32	USD	200	200,300
6.30%, 03/14/33		459	433,870
26.20%, 10/05/33	TRY	40,080	765,245
27.70%, 09/27/34		40,431	806,063
			3,626,530
Ukraine — 0.0%
Ukraine Government
0.00%, 02/01/30(a)(c)	USD	32	18,688
0.00%, 02/01/35(a)(c)		68	31,281
0.00%, 02/01/36(c)(e)		1,182	540,128
4.50%, 02/01/36(a)(c)		80	40,727
4.50%, 02/01/36(c)(e)		513	261,888
			892,712
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27		3,949	3,964,469
9.75%, 07/20/33	UYU	28,044	764,145
8.00%, 10/29/35		83,373	2,075,865
5.10%, 06/18/50	USD	13,597	12,477,056
5.25%, 09/10/60		114	103,182
			19,384,717
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38%, 05/29/27(e)	EUR	780	907,213
7.85%, 10/12/28(a)	USD	200	208,625
			1,115,838
Venezuela — 0.0%
Republic of Venezuela
9.25%, 09/15/27(f)(g)		541	256,975
11.95%, 08/05/31(e)(f)(g)		1,341	682,365
			939,340
Total Foreign Government Obligations — 2.3% (Cost: $443,224,583)			411,387,668

	Shares
Investment Companies(q)
Fixed-Income Funds — 1.5%
iShares AAA CLO Active ETF	200,000	10,367,000
iShares iBoxx USD Investment Grade Corporate Bond ETF(k)	2,388,100	260,279,019
		270,646,019
Total Investment Companies — 1.5% (Cost: $ 270,080,420)		270,646,019

Security		Par (000)	Value
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, Series S1, 7.04%,04/01/50	USD	4,850	$ 5,458,696
Los Angeles Community College District, GO, 6.60%,08/01/42		3,990	4,309,460
State of California
GO, 7.55%,04/01/39		4,000	4,748,290
GO, Refunding, 4.60%,04/01/38		22,215	22,473,742
University of California, RB, Series AD, 4.86%,05/15/2112		2,467	2,012,329
			39,002,517
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%,04/01/57		3,139	3,365,112
Illinois — 0.1%
State of Illinois, GO, 5.10%,06/01/33		15,387	15,673,734
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series 2022-ELL, Class A2, 4.15%,02/01/33		2,630	2,617,491
New Jersey — 0.1%
New Jersey Turnpike Authority, RB, Series F, 7.41%,01/01/40		4,596	5,432,587
New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%,11/15/39		3,060	3,268,626
RB, Series E, 6.81%,11/15/40		515	561,996
New York City Water & Sewer System
RB, 6.01%,06/15/42		2,430	2,503,634
RB, 5.88%,06/15/44		1,665	1,675,206
New York State Dormitory Authority, RB, Series H, 5.39%,03/15/40		1,470	1,463,768
Port Authority of New York & New Jersey
RB, 5.65%,11/01/40		2,780	2,906,025
RB, 4.93%,10/01/51		1,400	1,301,947
RB, Series 181, 4.96%,08/01/46		5,020	4,705,750
			18,386,952
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%,02/15/50		3,555	4,435,325
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%,02/01/41		4,375	4,473,907
Port of Beaumont Navigation District, Refunding RB, Series B, 10.00%,07/01/26(a)		7,045	7,050,992
State of Texas, GO, 5.52%,04/01/39		5,357	5,487,544
			17,012,443
Total Municipal Bonds — 0.6% (Cost: $117,369,327)			105,926,161
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.6%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)		6,496	6,545,871
722026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)	USD	1,873	$ 1,879,406
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		2,033	2,041,890
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)(b)		3,803	3,768,019
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		3,554	3,562,664
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 4.76%, 11/25/35(b)		3,125	2,174,306
AFG Trust
Series 2026-1, Class D, (1-mo. BBSW + 1.65%), 5.49%, 10/10/57(b)(e)	AUD	710	483,173
Series 2026-1, Class E, (1-mo. BBSW + 2.80%), 6.64%, 10/10/57(b)(e)		565	384,606
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)	USD	1	501
Series 2020-C, Class C, 0.00%, 09/27/60(a)		69	1,390
Series 2021-C, Class A, 6.12%, 01/25/61(a)(c)		5,702	5,705,393
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		3,570	3,570,614
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,035	8,495,117
Series 2021-D, Class A, 6.00%, 03/25/60(a)(c)		12,449	12,455,421
Series 2021-D, Class B, 7.00%, 03/25/60(a)(b)		6,201	6,218,493
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		8,297	10,250,274
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		18,122	15,855,561
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		4,422	3,363,983
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		2,669	1,859,216
Series 2021-E, Class B3, 3.82%, 12/25/60(a)(b)		7,571	4,075,592
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		1,744	1,241,247
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		13	5,968
Series 2021-F, Class A, 5.88%, 06/25/61(a)(c)		32,777	32,790,261
Series 2021-F, Class B, 6.75%, 06/25/61(a)(c)		13,238	13,161,549
Series 2021-F, Class C, 0.00%, 06/25/61(a)		18,829	18,743,246
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(c)		10,270	9,976,730
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		1,244	1,161,961
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		664	616,256
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	4,030,772
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,343	3,063,599
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	669,996
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2022-A, Class M2, 3.00%, 10/25/61(a)	USD	3,256	$ 2,723,781
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		208	172,116
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(c)		15,018	14,532,998
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		937	873,598
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		804	743,436
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,668,805
Series 2022-B, Class C, 3.00%, 03/27/62(a)		4,668	3,752,292
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	554,306
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,664,264
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		19,581	18,639,887
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		1,258	1,156,586
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		713	638,216
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		4,194	3,232,049
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		3,553	2,530,154
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		2,160	1,899,012
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		19,388	18,591,654
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		1,567	1,418,692
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		836	737,549
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		7,583	4,100,029
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		731	640,475
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		4,534	3,734,641
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 4.80%, 10/25/46(b)		547	363,921
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.00%, 10/25/46(b)		1,486	743,793
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.56%, 02/25/47(b)		602	201,705
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(b)		343	335,863
Series 2022-2, Class A1, 4.05%, 01/25/67(a)(b)		358	342,193
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		9,845	9,789,485
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		1,474	1,471,179
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)	USD	1,754	$ 1,755,492
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		2,915	2,929,380
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		6,160	6,189,751
Series 2025-8, Class A1, 5.41%, 07/25/70(a)(c)		3,726	3,733,677
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(b)		778	756,638
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.96%, 07/31/57(a)(b)		7,820	2,863,886
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 5.28%, 09/20/61(b)(e)	GBP	518	689,396
Series 2024-1, Class D, (1-day SONIA + 2.20%), 5.93%, 09/20/61(b)(e)		343	461,635
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD	1,899	468,514
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		19	15,886
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		3,210	1,107,182
Series 2015-R3, Class 1A2, 3.86%, 03/27/36(a)(b)		946	804,089
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)		9,518	9,523,010
Series 2021-NPL1, Class B, 7.63%, 11/25/51(a)(c)		3,337	3,339,683
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		6,471	9,318,872
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		4,239	4,207,701
Series 2022-RPL1, Class A, 7.25%, 02/25/28(a)(c)		8,373	8,377,037
Series 2022-RPL1, Class B, 7.25%, 02/25/28(a)(c)		2,125	2,125,389
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		3,522	1,285,408
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		16	14,036
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		24,660	24,851,053
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		3,928	3,962,087
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		2,372	2,393,307
Series 2023-NQM3, Class B1, 7.92%, 10/25/63(a)(b)		1,918	1,935,234
Series 2023-NQM3, Class B2, 7.92%, 10/25/63(a)(b)		1,613	1,625,381
Series 2023-NQM3, Class B3, 7.92%, 10/25/63(a)(b)		4,414	4,324,588
Series 2023-NQM3, Class M1, 7.92%, 10/25/63(a)(b)		3,196	3,228,379
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)		1	547
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)	USD	3,255	$ 3,267,869
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		2,219	2,226,545
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		1,695	1,700,879
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		1,442	1,457,027
Series 2024-NQM1, Class B2, 8.63%, 01/25/64(a)(b)		1,322	1,335,131
Series 2024-NQM1, Class B3, 8.63%, 01/25/64(a)(b)		2,836	2,838,236
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		2,476	2,487,737
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		6	3,554
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		21,195	21,336,835
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		1,671	1,682,312
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		2,916	2,935,602
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,983	2,001,926
Series 2024-NQM3, Class B2, 8.00%, 06/25/64(a)(b)		1,816	1,817,833
Series 2024-NQM3, Class B3, 8.00%, 06/25/64(a)(b)		4,970	4,897,799
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		2,891	2,901,538
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		4	3,114
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		33,252	33,165,044
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		3,128	3,118,316
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		3,504	3,497,338
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,760	1,761,531
Series 2024-NQM4, Class B2, 7.54%, 12/26/64(a)(b)		1,343	1,337,513
Series 2024-NQM4, Class B3, 7.54%, 12/26/64(a)(b)		3,073	2,993,497
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		2,894	2,906,293
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		6	4,644
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		31,306	31,504,561
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		2,856	2,878,160
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		2,720	2,740,972
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)		1,955	1,955,683
Series 2025-NQM1, Class B2, 7.75%, 01/25/65(a)(b)		1,700	1,698,611
Series 2025-NQM1, Class B3, 7.75%, 01/25/65(a)(b)		3,768	3,694,032
742026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)	USD	3,145	$ 3,167,631
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		6	5,786
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		26,361	26,674,538
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		2,087	2,110,842
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		4,101	4,147,114
Series 2025-NQM2, Class B1, 7.66%, 05/25/65(a)(b)		1,485	1,513,140
Series 2025-NQM2, Class B2, 7.66%, 05/25/65(a)(b)		589	584,174
Series 2025-NQM2, Class B3, 7.66%, 05/25/65(a)(b)		109	97,740
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		3,013	3,037,275
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		0 (r)	259
Series 2025-NQM3, Class B1, 7.58%, 05/25/65(a)(b)		710	717,711
Series 2025-NQM4, Class PT2, 0.00%, 07/25/65(a)(b)		49,708	50,984,796
Series 2025-NQM5, Class PT2, 0.00%, 10/25/55(a)(b)		47,560	48,400,116
Series 2025-NQM7, Class PT2, 0.00%, 12/25/64(a)(b)		46,803	47,657,643
Series 2026-NQM2, Class A1, 4.70%, 12/25/65(a)(b)		10,830	10,685,269
Series 2026-NQM3, Class PT2, 4.92%, 01/25/66(a)(b)		22,986	23,303,266
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.06%, 05/28/36(a)(b)		1,042	1,016,610
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.04%, 03/25/36(b)		2,935	1,883,658
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 4.11%, 01/25/47(b)		689	648,480
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		134	133,315
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 03/25/36(b)		3,053	758,816
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.07%, 08/25/36(b)		209	208,569
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.13%, 03/25/37(b)		169	155,270
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.07%, 03/25/37(b)		292	279,207
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.00%, 06/25/37(b)		269	256,363
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
BlackRock Capital Finance LP, Series 1997- R2, Class AP, 0.00%, 12/25/35(a)(h)(q)	USD	1	$ —
Bletchley Park Funding PLC
Series 2025-1, Class D, (1-day SONIA + 1.88%), 5.61%, 01/27/70(b)(e)	GBP	891	1,175,224
Series 2025-1, Class E, (1-day SONIA + 3.38%), 7.11%, 01/27/70(b)(e)		1,222	1,618,183
Braccan Mortgage Funding PLC, Series 2026- 1X, Class D, (1-day SONIA + 1.85%), 5.58%, 04/17/68(b)(e)		424	561,201
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 7.97%, 09/25/63(a)(b)	USD	662	664,575
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		353	360,111
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		527	534,865
Series 2024-NQM6, Class B2, 8.01%, 08/01/64(a)(b)		250	252,587
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		7,405	7,444,424
Series 2026-NQM2, Class A1LC, 4.77%, 11/25/65(a)(c)		1,280	1,267,586
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		1,281	1,288,979
Castell PLC
Series 2025-1, Class C, (1-day SONIA + 1.55%), 5.28%, 01/27/62(b)(e)	GBP	394	523,314
Series 2025-1, Class D, (1-day SONIA + 2.00%), 5.73%, 01/27/62(b)(e)		233	310,614
Series 2025-1, Class E, (1-day SONIA + 3.50%), 7.23%, 01/27/62(b)(e)		666	889,035
Series 2026-1, Class C, (1-day SONIA + 1.50%), 12/27/62(b)(e)(i)		361	476,970
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)	USD	274	264,924
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		675	649,679
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		265	258,638
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		987	967,670
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		176	170,054
Chase Mortgage Finance Trust, Series 2007- S6, Class 1A1, 6.00%, 12/25/37		18,856	7,293,337
Cheshire PLC, Series 2025-1, Class C, (1-day SONIA + 1.35%), 5.08%, 06/28/48(b)(e)	GBP	934	1,231,788
CHNGE Mortgage Trust, Series 2022-1, Class A1, 4.01%, 01/25/67(a)(b)	USD	1,636	1,575,548
CIM Trust
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		2,355	2,357,152
Series 2025-I1, Class A1, 5.66%, 10/25/69(a)(c)		6,984	7,027,783
Citadel PLC
Series 2024-1, Class B, (1-day SONIA + 1.45%), 5.18%, 04/28/60(b)(e)	GBP	483	641,712
Series 2024-1, Class C, (1-day SONIA + 1.75%), 5.48%, 04/28/60(b)(e)		506	672,338
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citadel PLC
Series 2024-1, Class D, (1-day SONIA + 2.45%), 6.18%, 04/28/60(b)(e)	GBP	553	$ 738,937
Series 2024-1, Class E, (1-day SONIA + 3.75%), 7.48%, 04/28/60(b)(e)		539	721,182
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37	USD	591	515,609
Series 2007-9, Class 1A1, 6.25%, 12/25/37		835	792,954
Series 2008-2, Class 1A1, 6.50%, 06/25/38		2,776	2,381,003
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.29%, 05/25/37(b)		1,599	1,532,042
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		400	366,576
COLT Mortgage Loan Trust
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)		1,958	1,777,365
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	777,937
Series 2022-1, Class B2, 4.16%, 12/27/66(a)(b)		316	274,594
Series 2022-3, Class B1, 4.21%, 02/25/67(a)(b)		1,000	877,067
Series 2022-3, Class B2, 4.21%, 02/25/67(a)(b)		1,300	1,087,707
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		2,464	2,467,387
Series 2025-11, Class A1, 5.05%, 11/25/70(a)(b)		6,194	6,173,724
Series 2025-11, Class B1, 6.90%, 11/25/70(a)(b)		617	614,700
Series 2025-12, Class B1, 6.86%, 01/26/71(a)(b)		807	805,839
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)		3,814	3,824,955
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)		2,136	2,143,661
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)		699	700,974
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		81	63,965
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		442	349,134
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 06/25/35(b)		2,571	2,273,661
Series 2005-29CB, Class A6, 5.50%, 07/25/35		288	158,292
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.14%, 11/25/35(b)		551	395,092
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.45%, 11/20/35(b)		576	553,584
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.86%, 02/25/36(b)		372	345,454
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 5.82%, 07/25/35(b)	USD	45	$ 44,756
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,356	594,064
Series 2006-15CB, Class A1, 6.50%, 06/25/36		306	135,647
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,116	514,023
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		221	76,921
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.17%, 09/25/46(b)		258	245,831
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 5.59%, 11/25/46(b)		1,689	1,432,114
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 4.17%, 10/25/46(b)		1,869	1,775,478
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 4.47%, 10/25/46(b)		2,793	2,428,401
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 3.98%, 03/20/47(b)		4,002	3,503,526
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 4.17%, 07/25/46(b)		218	201,265
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.25%, 03/25/36(b)		950	918,105
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.25%, 11/25/36(b)		1,575	1,456,615
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.29%, 07/25/46(b)		1,374	1,277,648
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,093	1,044,519
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		266	112,629
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.61%), 4.29%, 06/25/37(b)		3,839	3,254,221
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.07%, 04/25/47(b)		507	464,875
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 4.15%, 06/25/47(b)		161	134,182
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 4.27%, 08/25/47(b)		174	163,620
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 4.33%, 02/25/35(b)		58	56,200
Series 2005-16, Class A28, 5.50%, 09/25/35		2,675	1,587,844
762026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36	USD	265	$ 114,317
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 4.82%, 04/25/46(b)		1,205	315,076
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 4.19%, 04/25/46(b)		326	300,398
Series 2007-1, Class A2, 6.00%, 03/25/37		405	164,849
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,345	2,428,446
Series 2007-9, Class A1, 5.75%, 07/25/37		1,274	559,189
Series 2007-9, Class A11, 5.75%, 07/25/37		696	305,585
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,017,470
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		929	463,065
Series 2006-4, Class 1A4, 6.00%, 05/25/36		702	350,044
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.03%, 08/27/36(a)(b)		481	401,556
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.71%, 03/27/36(a)(b)		1,357	1,152,171
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		760	580,387
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		3,821	3,781,871
Series 2022-NQM6, Class PT, 9.21%, 12/25/67(a)(b)		9,451	9,512,069
Cross Mortgage Trust
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		3,678	3,689,373
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		4,069	4,091,752
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		1,578	1,579,784
Series 2025-H8, Class A1A, 5.00%, 11/25/70(a)(c)		4,647	4,624,440
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 5.14%, 11/25/35(b)		1,191	228,894
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		1,629	1,457,746
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(b)		1,716	1,616,631
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(b)		3,171	3,055,464
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		1,829	1,843,393
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)(b)		5,451	5,434,999
Series 2025-INV1, Class B1, 6.68%, 11/25/60(a)(b)		773	762,917
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, 4.80%, 12/25/70(a)(b)	USD	2,834	$ 2,811,528
Series 2026-INV1, Class B1, 6.57%, 12/25/70(a)(b)		158	155,528
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.13%, 08/25/47(b)		724	668,983
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)		233	202,398
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		148	129,068
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1, 5.61%, 10/25/40(a)(c)		2,081	2,083,195
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.87%, 09/25/67(a)(b)		2,288	2,263,696
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		3,276	3,296,959
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		5,147	5,167,554
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)		5,726	5,737,170
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(a)(b)		4,591	4,566,969
Series 2025-NQM6, Class A1A, 5.00%, 12/25/70(a)(c)		470	467,309
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(a)(b)		4,585	4,540,654
Series 2026-NQM1, Class A1LC, 4.96%, 02/25/71(a)(c)		647	642,895
Series 2026-NQM1, Class B1, 6.54%, 02/25/71(a)(b)		231	228,452
Elstree Mix PLC, Series 261-MIX, Class C, (1-day SONIA + 1.50%), 09/21/66(b)(e)(i)	GBP	508	670,555
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.65%, 03/25/94(b)(e)		454	604,254
Series 2024-1, Class D, (1-day SONIA + 2.80%), 6.55%, 03/25/94(b)(e)		197	263,378
Series 2025-1, Class D, (1-day SONIA + 2.38%), 6.13%, 03/25/95(b)(e)		532	702,660
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 4.72%, 02/25/36(b)	USD	17	10,317
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		1,393	1,370,549
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,642	1,234,309
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		250	231,452
Series 2022-NQM1, Class B1, 3.92%, 02/25/67(a)(b)		564	425,910
Series 2022-NQM2, Class M1, 4.19%, 02/25/67(a)(b)		1,186	988,109
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		5,395	5,087,584
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 5.97%, 03/25/36(b)	USD	383	$ 352,952
GS Mortgage Securities Trust, Series 2019- PJ2, Class B4, 4.36%, 11/25/49(a)(b)		1,326	1,202,884
GS Mortgage-Backed Securities Corp. Trust
Series 2025-NQM6, Class A1, 5.02%, 02/25/66(a)(c)		5,985	5,963,179
Series 2025-NQM6, Class B1, 6.60%, 02/25/66(a)(b)		750	742,060
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		548	509,913
Series 2023-CCM1, Class B1, 7.36%, 08/25/53(a)(b)		1,022	1,018,125
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(c)		1,817	1,811,321
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(c)		3,150	3,133,258
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		13	34,798
Series 2007-OA2, Class 2A1, 2.89%, 06/25/47(b)		738	416,570
HarborView Mortgage Loan Trust
Series 2005-1, Class 1A, (1-mo. CME Term SOFR + 0.75%), 4.43%, 03/19/35(b)		914	437,469
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 4.20%, 12/19/36(b)		4,894	4,109,241
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.19%, 05/19/37(b)		1,454	1,221,927
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 4.04%, 07/19/37(b)		329	327,453
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		3,681	3,697,920
Series 2025-AFC4, Class A1A, 5.15%, 11/25/60(a)(c)		3,055	3,048,896
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		2,829	2,834,608
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)(b)		5,131	5,104,825
Series 2025-NQM5, Class B1, 6.79%, 09/25/70(a)(b)		1,500	1,487,382
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 4.31%, 03/25/35(b)		502	707,714
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.29%, 10/25/35(b)		392	366,066
Series 2007-A, Class A, (1-mo. CME Term SOFR + 0.61%), 4.29%, 05/25/37(a)(b)		749	736,989
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.13%, 11/25/36(b)		1,571	1,455,755
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.03%, 07/25/36(b)	USD	257	$ 257,907
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.13%, 01/25/37(b)		489	448,131
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.15%, 02/25/37(b)		348	337,974
Series 2007-AR19, Class 3A1, 3.83%, 09/25/37(b)		2,394	1,545,608
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.27%, 08/25/37(b)		453	422,908
Japan Housing Finance Agency/Kiko
Series 164, Class 1, 0.33%, 01/10/56	JPY	77,136	354,517
Series 170, Class 1, 0.36%, 07/10/56		77,219	356,165
Series 176, Class 1, 0.32%, 01/10/57		80,619	366,726
Series 180, Class 1, 0.50%, 05/10/57		80,672	373,623
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 4.21%, 03/25/37(b)	USD	578	485,920
Series 2007-A2, Class 2A1, 4.67%, 05/25/37(b)		138	121,146
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(b)		3,387	2,759,835
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		263	210,249
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)		197	155,009
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		611	264,984
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(b)		7,803	6,437,309
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(b)		1,187	986,032
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(b)		416	338,115
Series 2021-INV5, Class B6, 3.07%, 12/25/51(a)(b)		1,425	749,487
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		20,258	18,253,444
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		10,539	7,232,900
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(b)		4,679	3,860,332
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,019	2,601,610
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		709	603,636
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		986	831,078
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		524	438,158
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		216	177,885
Series 2021-INV7, Class B6, 2.94%, 02/25/52(a)(b)		705	363,904
782026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2024-VIS1, Class B2, 8.05%, 07/25/64(a)(b)	USD	507	$ 508,236
Series 2024-VIS2, Class B1, 7.69%, 11/25/64(a)(b)		2,216	2,237,192
Series 2025-NQM5, Class A1LC, 5.02%, 05/25/66(a)(c)		288	285,923
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66(a)(c)		1,853	1,837,500
Jubilee Place 7 BV, Series 7, Class D, (3-mo. EURIBOR + 1.90%), 4.06%, 09/18/62(b)(e)	EUR	185	214,982
Legacy Mortgage Asset Trust, Series 2021- GS2, Class A1, 5.75%, 04/25/61(a)(c)	USD	13,171	13,193,632
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 5.69%, 09/25/47(b)		1,411	2,029,174
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.09%, 12/25/37(b)		334	340,769
MASTR Resecuritization Trust, Series 2008-3, Class A1, 3.28%, 08/25/37(a)(b)		590	174,029
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(h)		19,373	14,904,118
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(h)		26,231	25,206,429
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.21%, 04/25/37(b)		826	668,159
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.12%, 05/25/36(b)		483	458,734
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.11%, 09/25/37(b)		633	311,015
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(a)(b)		52	50,152
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(b)		3,310	2,779,093
Series 2022-NQM1, Class B1, 4.30%, 12/25/66(a)(b)		1,000	858,261
Series 2022-NQM1, Class M1, 4.30%, 12/25/66(a)(b)		3,429	3,076,513
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 3.34%, 04/28/62(b)(e)	EUR	1,776	2,054,713
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 4.11%, 12/26/46(a)(b)	USD	561	516,863
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.88%, 06/25/44(a)(b)		323	325,611
Series 2023-NQM1, Class B1, 7.34%, 09/25/68(a)(b)		1,402	1,406,338
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(b)		6,988	7,005,791
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)(b)		6,848	6,907,540
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(a)(b)	USD	1,220	$ 1,231,369
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.12%, 04/16/36(a)(b)		1,053	1,038,039
Mortimer PLC
Series 2024-MIX, Class C, (1-day SONIA + 1.55%), 5.30%, 09/22/67(b)(e)	GBP	654	866,708
Series 2024-MIX, Class D, (1-day SONIA + 2.10%), 5.85%, 09/22/67(b)(e)		357	476,131
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)	USD	1,317	1,203,630
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		302	284,457
National RMBS Trust
Series 2026-1, Class C, (1-mo. BBSW + 1.75%), 5.89%, 10/20/57(b)(e)	AUD	850	582,786
Series 2026-1, Class D, (1-mo. BBSW + 2.00%), 6.14%, 10/20/57(b)(e)		750	513,049
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)	USD	512	501,273
Series 2020-RPL1, Class B3, 3.83%, 11/25/59(a)(b)		6,210	4,990,729
Series 2024-NQM3, Class B1, 7.16%, 11/25/64(a)(b)		781	789,500
Series 2025-NQM1, Class A1, 5.64%, 01/25/65(a)(c)		10,179	10,282,514
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)(b)		679	689,589
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)		2,619	2,620,679
Series 2025-NQM4, Class B1, 7.02%, 07/25/65(a)(b)		790	801,052
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)(b)		3,400	3,388,321
Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		7,258	7,239,600
Series 2025-NQM7, Class A1LC, 5.16%, 10/26/65(a)(c)		875	872,197
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		1,021	1,023,184
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		6,328	6,287,957
Series 2026-INV1, Class A1, 4.77%, 02/25/61(a)(b)		964	957,880
Series 2026-INV1, Class A1LC, 4.95%, 02/25/61(a)(c)		297	295,746
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(a)(b)		910	702,492
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		1,327	1,054,958
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)		198	197,501
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(c)	USD	497	$ 85,241
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 4.63%, 06/25/37(b)		216	181,629
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		4,082	4,104,715
Pierpont Btl PLC, Series 2026-1, Class D, (1-day SONIA + 1.75%), 5.49%, 12/21/62(b)(e)	GBP	180	237,451
Pierpont BTL PLC
Series 2024-1, Class D, (1-day SONIA + 2.20%), 5.95%, 09/21/61(b)(e)		322	426,893
Series 2025-1, Class D, (1-day SONIA + 1.85%), 5.60%, 03/21/62(b)(e)		151	201,040
Preston Ridge Partners Mortgage Trust
Series 2022-NQM1, Class B1, 5.37%, 08/25/67(a)(b)	USD	471	464,260
Series 2024-NQM1, Class B1, 7.39%, 12/25/68(a)(b)		1,346	1,353,743
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		3,731	3,751,202
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		983	991,051
Series 2025-NQM3, Class A1, 0.00%, 05/25/70(a)(b)		5,649	5,669,315
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(a)(c)		4,606	4,592,697
Series 2025-NQM6, Class A1, 4.99%, 12/25/70(a)(b)		663	658,699
Series 2025-NQM6, Class B1, 6.96%, 12/25/70(a)(b)		100	99,209
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		1,173	1,039,920
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		570	567,541
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		3,995	3,983,213
Series 2023-AFC1, Class B1, 7.26%, 02/25/58(a)(b)		2,349	2,339,353
Series 2026-AFC1, Class A1, 4.68%, 02/25/61(a)(b)		5,173	5,118,589
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 09/25/29(a)(c)		1,198	1,208,478
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.15%, 12/25/36(b)		2,036	1,859,329
Series 2007-QH9, Class A1, 3.97%, 11/25/37(b)		419	353,362
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 3.94%, 02/25/47(b)		221	64,080
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		1,515	1,521,200
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.13%, 06/25/35(a)(b)		109	106,089
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.19%, 09/25/35(a)(b)	USD	40	$ 34,045
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		2,434	2,397,773
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		282	280,066
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(b)		7,854	7,586,555
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.49%, 08/25/36(b)		3,992	2,650,760
Series 2006-SA4, Class 2A1, 5.43%, 11/25/36(b)		177	150,407
Series 2007-SA4, Class 3A1, 5.73%, 10/25/37(b)		255	153,427
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,112	2,972,854
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		2,371	2,116,168
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		43	42,972
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		5,768	5,761,221
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, 5.14%, 11/25/65(a)(b)		3,751	3,740,747
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(a)(b)		2,581	2,564,460
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.43%, 05/25/57(b)		518	220,218
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)		5,654	5,623,768
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		180	178,812
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 4.38%, 07/20/37(b)		589	449,712
SG Residential Mortgage Trust
Series 2025-1, Class A1, 5.10%, 12/25/65(a)(b)		3,721	3,707,485
Series 2026-1, Class A1, 4.78%, 01/25/66(a)(b)		5,966	5,909,525
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A3, 4.10%, 07/25/57(a)(c)		785	768,288
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 5.25%, 06/25/49(b)(e)	GBP	492	651,276
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.98%, 04/25/36(b)	USD	483	246,212
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 4.17%, 06/25/36(b)		1,516	1,366,610
802026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.21%, 05/25/46(b)	USD	275	$ 194,937
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.21%, 06/25/46(b)		958	394,379
Together Asset-Backed Securitisation-1 PLC
Series 2025-CRE1, Class B, (1-day SONIA + 1.50%), 5.23%, 01/15/57(b)(e)	GBP	860	1,144,364
Series 2025-CRE1, Class C, (1-day SONIA + 1.80%), 5.53%, 01/15/57(b)(e)		511	682,713
Series 2025-CRE1, Class D, (1-day SONIA + 2.40%), 6.13%, 01/15/57(b)(e)		223	294,189
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)	USD	937	776,503
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		3,051	2,648,910
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		937	941,347
Turquoise V Trust
Series 2026-1, Class C, (1-mo. BBSW + 1.60%), 5.55%, 06/12/67(b)(e)	AUD	1,890	1,299,612
Series 2026-1, Class D, (1-mo. BBSW + 1.85%), 5.80%, 06/12/67(b)(e)		1,280	878,699
TVC DSCR Trust
Series 21-1, Class A, 2.38%, 02/01/51(a)	USD	11,011	10,393,986
Series 21-1, Class CERT, 0.00%, 02/01/51		7,160	5,451,919
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/66(a)(b)		1,668	1,302,530
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		291	243,174
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		806	623,200
Series 2021-8, Class A1, 2.82%, 11/25/66(a)(b)		1,831	1,676,814
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,354	1,068,739
Series 2022-3, Class B1, 4.05%, 02/25/67(a)(b)		3,879	3,122,419
Series 2023-3, Class B1, 7.67%, 03/25/68(a)(b)		543	540,967
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		870	870,401
Series 2025-12, Class A1LC, 5.11%, 12/25/70(a)(c)		747	742,169
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)		3,801	3,813,012
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)		8,869	8,899,031
Series 2026-1, Class A1LC, 5.02%, 01/25/71(a)(c)		1,521	1,513,651
Series 2026-R1, Class A1, 4.83%, 10/25/67(a)(b)		2,861	2,835,473
Series 2026-R1, Class A1LC, 4.94%, 10/25/67(a)(c)		4,196	4,174,965
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		906	862,281
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Visio Trust
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(b)	USD	1,100	$ 1,067,504
Series 2022-1, Class B1, 5.66%, 08/25/57(a)(b)		2,429	2,418,840
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		322	313,991
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		640	629,431
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		500	479,371
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		1,480	1,420,096
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		723	586,524
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,488	1,402,352
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		667	586,974
Series 2006-4, Class 3A5, 6.85%, 05/25/36(c)		259	227,594
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.13%, 12/25/36(b)		569	478,700
Series 2007-HY3, Class 4A1, 4.86%, 03/25/37(b)		22	20,717
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.58%, 12/25/46(b)		210	175,612
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.11%, 04/25/47(b)		793	702,208
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.61%, 06/25/47(b)		2,015	1,738,576
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.66%, 06/25/47(b)		827	703,157
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.41%, 06/25/37(b)		796	773,554
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30- day) + 3.15%), 6.81%, 07/25/59(a)(b)		5,438	5,682,745
Series 2021-CL2, Class M2, (SOFR (30- day) + 3.70%), 7.36%, 07/25/59(a)(b)		7,158	7,592,867
Winchester PLC
Series 1, Class C, (1-day SONIA + 1.55%), 5.29%, 10/21/56(b)(e)	GBP	425	561,695
Series 1, Class D, (1-day SONIA + 2.00%), 5.74%, 10/21/56(b)(e)		393	520,179
			1,350,590,939
Commercial Mortgage-Backed Securities — 7.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(b)	USD	600	561,000
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(b)		4,972	4,499,660
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
1211 Avenue of the Americas Trust
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(b)	USD	1,110	$ 996,225
1301 Trust
Series 2025-1301, Class A, 5.06%, 08/11/42(a)(b)		1,955	1,959,638
Series 2025-1301, Class E, 7.24%, 08/11/42(a)(b)		1,346	1,391,187
Series 2025-1301, Class F, 8.10%, 08/11/42(a)(b)		9,654	10,060,299
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 06/15/42(a)(b)		4,550	4,535,781
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.17%, 06/15/42(a)(b)		4,620	4,653,777
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(b)		480	467,159
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		2,463	2,378,375
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.85%, 09/15/34(a)(b)		951	946,257
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.05%, 09/15/34(a)(b)		997	987,030
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 5.51%, 09/15/34(a)(b)		2,920	2,876,200
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.09%, 09/15/34(a)(b)		7,007	6,867,031
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(b)		1,000	1,020,948
A10 Issuer LLC, Series 2025-FL6, Class A, (1-mo. CME Term SOFR + 1.47%), 5.14%, 05/15/42(a)(b)		4,881	4,878,850
ACORE Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.45%), 5.13%, 08/20/43(a)(b)		1,750	1,745,115
ACREC LLC, Series 2026-FL4, Class A, (1- mo. CME Term SOFR + 1.45%), 5.13%, 01/18/43(a)(b)		4,000	3,988,162
Acres PLC
Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.30%, 08/18/40(a)(b)		6,139	6,140,720
Series 2026-FL4, Class A, (1-mo. CME Term SOFR + 1.45%), 5.11%, 08/18/44(a)(b)		1,330	1,327,841
ALA Trust, Series 2025-OANA, Class A, (1- mo. CME Term SOFR + 1.74%), 5.42%, 06/15/40(a)(b)		5,949	5,963,872
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 4.94%, 04/15/34(a)(b)		1,144	1,081,080
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)	USD	636	$ 522,159
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		679	608,094
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 5.60%, 01/20/41(a)(b)		1,120	1,120,768
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 5.03%, 01/20/43(a)(b)		5,428	5,410,198
Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 09/20/43(a)(b)		5,000	4,997,145
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.12%, 01/15/37(a)(b)		94	93,918
AREIT CRE Trust
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 5.92%, 06/17/39(a)(b)		1,317	1,316,664
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 5.79%, 08/17/41(a)(b)		882	881,680
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 05/17/41(a)(b)		2,503	2,501,557
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.07%, 12/17/29(a)(b)		1,830	1,825,213
Series 2025-CRE11, Class A, (1-mo. CME Term SOFR + 1.55%), 5.23%, 07/25/43(a)(b)		9,832	9,837,340
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 07/15/41(a)(b)		8,860	8,862,769
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 10/15/34(a)(b)		10,370	10,370,000
Series 2026-AZURE, Class E, (1-mo. CME Term SOFR + 3.25%), 6.90%, 03/15/38(a)(b)		1,000	1,000,000
Series 2026-GCP, Class A, (1-mo. CME Term SOFR + 1.25%), 4.92%, 02/15/43(a)(b)		472	469,935
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 5.95%, 04/15/35(a)(b)		1,525	1,504,031
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 5.92%, 12/15/36(a)(b)		3,269	3,121,895
Series 2024-ATRM, Class A, 5.05%, 11/10/29(a)(b)		7,110	7,178,903
Series 2024-ATRM, Class E, 8.60%, 11/10/29(a)(b)		2,226	2,286,325
822026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.32%, 08/15/42(a)(b)	USD	2,614	$ 2,616,054
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.17%, 08/15/42(a)(b)		5,549	5,494,618
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.42%, 08/15/42(a)(b)		1,042	1,032,045
BAHA Trust
Series 2024-MAR, Class A, 5.57%, 12/10/41(a)(b)		27,690	28,254,690
Series 2024-MAR, Class B, 6.39%, 12/10/41(a)(b)		1,001	1,031,420
Series 2024-MAR, Class C, 7.02%, 12/10/41(a)(b)		2,452	2,522,129
Series 2024-MAR, Class D, 8.31%, 12/10/41(a)(b)		1,389	1,448,027
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.02%, 08/15/39(a)(b)		5,800	5,800,803
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 5.52%, 02/15/42(a)(b)		10,950	10,901,070
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 8.92%, 02/15/42(a)(b)		4,465	4,451,315
BANK, Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		1,583	1,333,526
Barings Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.60%), 5.30%, 08/20/43(a)(b)		2,000	1,997,259
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 4.27%, 11/25/35(a)(b)		1,016	995,622
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 4.24%, 01/25/36(a)(b)		2,056	1,967,355
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 4.37%, 01/25/36(a)(b)		31	29,752
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 4.46%, 01/25/36(a)(b)		83	79,329
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.33%, 04/25/36(a)(b)		104	98,858
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.21%, 07/25/36(a)(b)		336	327,024
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 4.17%, 10/25/36(a)(b)		119	115,740
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 4.24%, 10/25/36(a)(b)		83	80,662
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.14%, 12/25/36(a)(b)	USD	606	$ 584,194
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.20%, 03/25/37(a)(b)		470	450,426
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.04%, 10/25/37(a)(b)		2,610	1,498,724
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.04%, 12/25/37(a)(b)		1,171	1,054,530
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 3.86%), 7.54%, 04/25/38(a)(b)		796	793,422
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		634	623,447
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		640	554,204
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.59%, 03/15/37(a)(b)		3,309	3,135,399
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 4.84%, 03/15/37(a)(b)		1,166	1,072,783
Series 2022-C17, Class A5, 4.44%, 09/15/55		218	212,930
Series 2023-5C23, Class D, 7.42%, 12/15/56(a)(b)		553	526,874
Series 2025-C35, Class AS, 5.84%, 07/15/58(b)		1,295	1,334,552
Series 2025-C35, Class D, 4.50%, 07/15/58(a)		1,430	1,114,287
Series 2025-C39, Class A5, 5.30%, 12/15/58		140	141,988
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		890	787,893
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.49%, 10/15/35(a)(b)		3,978	29,875
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 11/15/41(a)(b)		3,690	3,691,153
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.31%, 11/15/41(a)(b)		2,290	2,290,716
Series 2025-5MW, Class F, 9.83%, 10/10/42(a)(b)		12,210	12,512,124
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 11/15/42(a)(b)		9,343	9,331,346
Series 2025-660F, Class D, (1-mo. CME Term SOFR + 2.75%), 6.42%, 11/15/42(a)(b)		422	420,945
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.22%, 06/15/42(a)(b)		10,008	9,976,072
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 5.52%, 08/15/42(a)(b)	USD	12,912	$ 12,920,295
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.06%, 06/15/41(a)(b)		2,636	2,626,115
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 12/15/42(a)(b)		10,170	10,176,356
BPR Commercial Mortgage Trust, Series 2024-PARK, Class B, 5.41%, 11/05/39(a)(b)		1,500	1,527,682
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 6.67%, 05/15/39(a)(b)		1,270	1,270,000
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		1,145	1,172,656
Series 2024-PARK, Class A, 4.87%, 11/05/39(a)(b)		1,880	1,899,860
Series 2024-PARK, Class D, 6.53%, 11/05/39(a)(b)		320	330,824
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		620	627,752
BRCK Trust
Series 2025-830B, Class A, 4.48%, 12/10/42(a)(b)		2,965	2,935,579
Series 2025-830B, Class E, 6.78%, 12/10/42(a)(b)		3,768	3,845,229
Series 2025-830B, Class F, 7.59%, 12/10/42(a)(b)		1,971	2,025,716
BRES Trust, Series 2025-ATCAP, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 11/15/42(a)(b)		4,696	4,684,985
BSPDF Issuer LLC
Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.20%, 12/15/42(a)(b)		1,339	1,337,433
Series 2026-FL3, Class A, (1-mo. CME Term SOFR + 1.45%), 5.10%, 09/18/43(a)(b)		3,400	3,389,776
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,816	1,744,383
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		1,325	1,211,287
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,251,416
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	218,910
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(b)		599	507,847
Series 2025-1535, Class A, 5.89%, 05/05/42(a)(b)		891	901,596
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)		2,550	2,376,137
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(b)		3,862	3,637,254
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)	USD	4,397	$ 4,073,827
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 10/15/41(a)(b)		5,909	5,914,089
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 08/15/41(a)(b)		10,515	10,525,279
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 5.81%, 08/15/41(a)(b)		87	86,806
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.56%, 10/15/41(a)(b)		8,630	8,608,425
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 7.61%, 10/15/41(a)(b)		974	967,913
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.32%, 12/15/39(a)(b)		1,371	1,371,435
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.21%, 05/15/34(a)(b)		4,333	4,332,957
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.31%, 05/15/41(a)(b)		11,451	11,451,291
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.11%, 02/15/39(a)(b)		1,688	1,687,488
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.41%, 02/15/39(a)(b)		3,385	3,377,236
Series 2024-PURE, Class A, (CORRA + 1.90%), 4.18%, 11/15/41(a)(b)	CAD	1,288	935,242
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 02/15/39(a)(b)	USD	4,584	4,589,329
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 6.81%, 02/15/39(a)(b)		7,113	7,130,512
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 7.86%, 02/15/39(a)(b)		4,236	4,227,691
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.06%, 03/15/41(a)(b)		142	141,981
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.05%, 08/15/42(a)(b)		3,938	3,937,591
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.22%, 08/15/42(a)(b)		1,033	1,030,450
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 5.57%, 08/15/42(a)(b)		394	393,363
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.17%, 08/15/42(a)(b)		3,241	3,249,022
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 11/15/42(a)(b)		8,935	8,937,491
842026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2025-JDI, Class E, (1-mo. CME Term SOFR + 3.40%), 7.07%, 11/15/42(a)(b)	USD	1,736	$ 1,735,181
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 04/15/40(a)(b)		2,031	2,031,194
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 03/15/45(a)(b)		2,526	2,513,773
Series 2026-XL6, Class E, (1-mo. CME Term SOFR + 3.00%), 6.67%, 03/15/43(a)(b)		770	765,202
BX Trust
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		4,000	3,781,358
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 1.16%), 4.84%, 02/15/36(a)(b)		4,964	4,960,887
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 1.16%), 4.84%, 02/15/36(a)(b)		964	963,395
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.76%), 6.44%, 02/15/36(a)(b)		6,390	6,374,025
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.76%), 6.44%, 02/15/36(a)(b)		4,055	4,045,134
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.36%), 7.04%, 02/15/36(a)(b)		1,244	1,240,376
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.36%), 7.04%, 02/15/36(a)(b)		4,206	4,193,172
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/15/39(a)(b)		2,890	2,888,194
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 4.95%, 01/15/39(a)(b)		512	511,850
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.11%, 04/15/41(a)(b)		4,162	4,163,252
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.36%, 04/15/41(a)(b)		4,568	4,565,091
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.36%, 04/15/41(a)(b)		2,612	2,599,661
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.21%, 06/15/37(a)(b)		13,906	13,897,174
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.16%, 06/15/41(a)(b)		17,354	17,245,252
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 6.56%, 06/15/41(a)(b)		3,100	3,042,050
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 7.61%, 06/15/41(a)(b)		7,980	7,897,191
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)	USD	9,570	$ 9,620,388
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		3,251	3,260,341
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 06/15/40(a)(b)		900	901,288
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 6.61%, 03/15/30(a)(b)		10,497	10,457,684
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 06/15/35(a)(b)		1,136	1,136,000
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 6.97%, 06/15/35(a)(b)		2,352	2,351,957
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 03/15/42(a)(b)		4,517	4,485,435
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 12/15/44(a)(b)		12,817	12,776,947
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(b)		750	624,546
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(b)		590	574,829
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(b)		1,240	1,193,672
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(b)		2,010	1,645,003
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 5.56%, 07/15/41(a)(b)		4,289	4,289,000
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 4.52%, 05/22/34(a)(b)	EUR	7,562	8,782,859
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	831,600
Series 2017-CD5, Class B, 3.96%, 08/15/50(b)		2,091	2,031,394
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		597	565,224
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		5,603	5,643,181
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,643	2,526,021
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		8,381	8,021,718
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10%, 12/13/40(a)(b)		6,110	6,068,739
Series 2025-110W, Class D, 6.63%, 12/13/40(a)(b)		2,616	2,558,403
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/37(a)(b)		11,127	11,120,046
Series 2025-SBAY, Class E, (1-mo. CME Term SOFR + 3.75%), 7.42%, 10/15/37(a)(b)		6,330	6,306,262
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)	USD	15	$ 15,079
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(b)		1,540	1,322,717
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.11%, 08/15/36(a)(b)		3,696	3,677,621
Commercial Mortgage Trust
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		147	112,488
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		830	832,317
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.51%, 06/15/41(a)(b)		8,360	8,331,242
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.26%, 06/15/41(a)(b)		2,829	2,819,268
Series 2025-167G, Class A, 5.50%, 08/10/40(a)		2,062	2,053,841
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)		1,600	1,592,492
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)		1,389	1,382,560
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)		953	947,130
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.31%, 08/15/41(a)(b)		3,280	3,256,425
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 7.56%, 08/15/41(a)(b)		3,244	3,214,294
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.61%, 11/10/32(a)(b)		1,729	510,020
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	808,834
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.15%, 10/15/37(a)(b)		2,484	2,254,230
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 4.94%, 11/15/38(a)(b)		641	632,587
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.29%, 11/15/38(a)(b)		1,150	1,138,865
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.11%, 02/15/27(a)(b)(h)		10,100	10,055,363
CRSNT Trust, Series 2026-MOON, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 02/15/31(a)(b)		6,085	6,058,378
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,337,453
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.72%, 08/15/51(b)		570	536,738
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)	USD	2,966	$ 2,958,131
Series 2025-GATE2, Class A, 4.56%, 11/10/42(a)(b)		1,290	1,268,227
Series 2025-GATE2, Class D, 5.63%, 11/10/42(a)(b)		2,030	1,995,869
Series 2026-GATE3, Class E, 6.34%, 02/10/43(a)(b)		2,164	2,137,480
DBC Mortgage Trust
Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 11/15/42(a)(b)		13,377	13,368,654
Series 2025-DBC, Class C, (1-mo. CME Term SOFR + 2.05%), 5.72%, 11/15/42(a)(b)		3,857	3,842,544
Series 2025-DBC, Class HRR, (1-mo. CME Term SOFR + 5.55%), 9.22%, 11/15/42(a)(b)		16,000	16,060,672
DBGS Mortgage Trust, Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 5.56%, 08/15/34(a)(b)		5,582	5,575,022
DBMS DAC, Series 2025-1X, Class C, (1-day SONIA + 1.80%), 5.55%, 02/18/36(b)(e)	GBP	417	551,746
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)	USD	2,584	2,607,836
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 04/15/37(a)(b)		705	702,797
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)		830	833,312
Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(b)		2,180	2,155,604
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		216	215,274
DGWD Trust, Series 2025-INFL, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 08/15/35(a)(b)		884	884,696
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 03/15/34(a)(b)		4,850	4,848,484
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 7.67%, 03/15/34(a)(b)		13,906	13,922,794
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.27%, 08/15/37(a)(b)		4,559	4,559,000
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 6.57%, 08/15/37(a)(b)		1,397	1,397,000
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 4.80%, 08/10/42(a)(b)		1,708	1,723,763
Series 2025-151, Class D, 6.34%, 08/10/42(a)(b)		1,670	1,706,136
Dwight Issuer LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.66%), 5.34%, 06/18/42(a)(b)		1,148	1,146,968
862026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ELM Trust
Series 2024-ELM, Class A10, 5.41%, 06/10/39(a)(b)	USD	4,860	$ 4,869,586
Series 2024-ELM, Class A15, 5.41%, 06/10/39(a)(b)		4,860	4,869,586
Series 2024-ELM, Class D10, 6.18%, 06/10/39(a)(b)		1,472	1,472,523
Series 2024-ELM, Class E10, 7.27%, 06/10/39(a)(b)		6,375	6,381,554
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)		1,679	1,698,206
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 4.76%, 10/10/41(a)(b)		1,535	1,544,083
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 7.92%, 12/15/39(a)(b)		422	423,319
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.32%, 12/15/39(a)(b)		2,269	2,287,481
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.60%, 10/25/27(a)(b)		1,190	1,154,487
Series 2018-K74, Class B, 4.10%, 02/25/51(a)(b)		120	118,063
Series 2018-K80, Class B, 4.24%, 08/25/50(a)(b)		1,043	1,020,688
FS Rialto Issuer Ltd.
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.31%, 10/19/39(a)(b)		4,627	4,628,979
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.06%, 08/19/42(a)(b)		1,610	1,606,542
Series 2026-FL11, Class A, (1-mo. CME Term SOFR + 1.45%), 5.12%, 01/19/44(a)(b)		2,471	2,463,039
FS Trust
Series 2026-HULA, Class A, (1-mo. CME Term SOFR + 1.45%), 5.13%, 03/15/41(a)(b)		3,853	3,851,795
Series 2026-ORL, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 02/15/41(a)(b)		6,030	6,018,694
Series 2026-ORL, Class E, (1-mo. CME Term SOFR + 3.25%), 6.92%, 02/15/41(a)(b)		3,290	3,284,622
GGP Trust
Series 2026-TY, Class A, 4.67%, 03/05/43(a)(b)		1,757	1,735,667
Series 2026-TY, Class HRR, 8.06%, 03/05/43(a)(b)		6,250	6,142,791
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(b)		1,489	1,299,442
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.22%, 03/15/39(a)(b)		570	569,822
Greystone CRE Notes LLC
Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.15%, 01/15/43(a)(b)		2,077	2,074,016
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Greystone CRE Notes LLC
Series 2025-HC4, Class A, (1-mo. CME Term SOFR + 1.78%), 5.46%, 10/15/42(a)(b)	USD	500	$ 500,253
GS Mortgage Securities Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		1,943	1,755,140
Series 2019-GSA1, Class C, 3.80%, 11/10/52(b)		260	234,308
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 5.76%, 03/15/28(a)(b)		5,374	5,389,114
Series 2024-RVR, Class E, 6.97%, 08/10/41(a)(b)		1,802	1,788,791
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.33%, 11/25/41(a)(b)		6,587	6,580,055
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.38%, 11/25/41(a)(b)		5,849	5,816,480
GS REFT Issuer Ltd., Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.17%, 04/19/43(a)(b)		1,000	998,441
GSAT Trust, Series 2025-BMF, Class A, (1- mo. CME Term SOFR + 1.50%), 5.17%, 07/15/40(a)(b)		1,936	1,934,108
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.36%, 05/15/41(a)(b)		7,570	7,570,000
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.52%, 10/15/41(a)(b)		3,083	3,083,366
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.31%, 10/15/41(a)(b)		1,167	1,166,679
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 6.86%, 05/15/37(a)(b)		6,057	6,053,214
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.31%, 06/15/41(a)(b)		3,176	3,176,000
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 4.94%, 10/15/36(a)(b)		3,168	3,134,340
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(a)(b)		1,790	1,803,841
Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		4,965	5,045,829
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)		195	185,331
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		2,975	2,554,611
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(a)(b)		10,261	10,396,029
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
INCREF LLC, Series 2025-FL1, Class A, (1- mo. CME Term SOFR + 1.73%), 5.41%, 10/19/42(a)(b)	USD	4,155	$ 4,152,151
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 4.55%, 11/05/37(a)(b)		3,023	3,012,866
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 11/15/41(a)(b)		4,830	4,766,606
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.30%, 12/15/48(a)(b)		785	686,883
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	194,479
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(b)		3,688	3,655,901
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 4.93%, 06/15/35(a)(b)		659	428,349
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,633,747
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 5.88%, 07/15/36(a)(b)		1,189	820,074
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.46%, 04/15/37(a)(b)		4,703	4,585,644
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		3,034	2,346,798
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		8,100	8,116,974
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		2,260	2,256,204
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		6,887	6,869,752
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		5,900	5,887,386
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)		2,310	2,331,067
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.37%, 03/15/40(a)(b)		2,567	2,566,022
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.29%, 06/15/39(a)(b)		3,715	3,715,000
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 6.86%, 06/15/39(a)(b)		2,904	2,896,740
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.22%, 12/15/39(a)(b)		7,204	7,190,141
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		1,333	1,332,619
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,840	2,849,215
Lagarino European Loan Conduit No. 40 DAC
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.26%, 06/22/37(b)(e)	EUR	3,268	3,763,053
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lagarino European Loan Conduit No. 40 DAC
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 4.76%, 06/22/37(b)(e)	EUR	2,077	$ 2,390,601
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.66%, 06/22/37(b)(e)		5,903	6,798,649
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.70%, 08/17/33(b)(e)		2,588	2,986,488
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.12%, 10/15/41(a)(b)	USD	5,220	5,216,650
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.31%, 10/15/41(a)(b)		586	585,542
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 4.24%, 09/25/36(a)(b)		753	715,513
LEX Trust
Series 2026-450, Class A, (1-mo. CME Term SOFR + 1.35%), 5.02%, 03/15/43(a)(b)		3,217	3,202,926
Series 2026-450, Class E, (1-mo. CME Term SOFR + 3.70%), 7.37%, 03/15/43(a)(b)		7,845	7,768,816
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30- day) + 1.55%), 5.22%, 01/17/37(a)(b)		137	137,053
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.06%, 08/17/42(a)(b)		1,750	1,746,727
Series 2025-CRE9, Class A, (1-mo. CME Term SOFR + 1.45%), 5.13%, 08/18/42(a)(b)		3,988	3,974,094
LQR Trust
Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.27%, 01/15/43(a)(b)		1,859	1,846,274
Series 2025-CALI, Class E, (1-mo. CME Term SOFR + 3.95%), 7.62%, 01/15/43(a)(b)		5,519	5,518,941
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.36%, 08/15/40(a)(b)		2,294	2,303,548
MAC Trust, Series 2025-801B, Class A, (1- mo. CME Term SOFR + 1.70%), 5.37%, 10/15/40(a)(b)		6,679	6,662,311
MAIN Trust
Series 2026-OLAS, Class A, (1-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/41(a)(b)		10,000	9,999,947
Series 2026-OLAS, Class B, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/15/41(a)(b)		5,000	4,999,970
Series 2026-OLAS, Class C, (1-mo. CME Term SOFR + 2.45%), 6.12%, 01/15/41(a)(b)		910	909,994
Series 2026-OLAS, Class D, (1-mo. CME Term SOFR + 3.15%), 6.82%, 01/15/41(a)(b)		2,500	2,499,978
882026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MAIN Trust
Series 2026-OLAS, Class E, (1-mo. CME Term SOFR + 4.25%), 7.92%, 01/15/41(a)(b)	USD	2,500	$ 2,499,971
Series 2026-OLAS, Class F, (1-mo. CME Term SOFR + 5.25%), 8.92%, 01/15/41(a)(b)		2,280	2,279,966
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.47%, 12/15/41(a)(b)		3,432	3,431,840
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.43%, 02/15/37(a)(b)		276	276,007
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.33%, 02/15/37(a)(b)		2,415	2,388,285
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,595,427
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		2,080	2,086,275
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 5.41%, 03/19/39(a)(b)		1,770	1,769,972
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.17%, 05/18/42(a)(b)		1,786	1,787,096
Series 2026-FL21, Class A, (1-mo. CME Term SOFR + 1.35%), 5.03%, 02/18/41(a)(b)		4,981	4,962,479
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 5.89%, 04/15/38(a)(b)		63	63,159
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 6.39%, 04/15/38(a)(b)		471	470,828
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 6.54%, 07/15/38(a)(b)		2,100	2,098,688
MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		1,550	1,649,525
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,522,961
MLTI Trust
Series 2026-SF75, Class A, (1-mo. CME Term SOFR + 1.40%), 5.07%, 03/15/31(a)(b)		4,478	4,455,610
Series 2026-SF75, Class E, (1-mo. CME Term SOFR + 3.25%), 6.92%, 03/15/31(a)(b)		4,163	4,139,968
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 8.32%, 11/15/34(a)(b)		1,413	1,395,338
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 10.87%, 11/15/34(a)(b)		1,612	1,587,820
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		2,730	2,082,106
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2019-H6, Class D, 3.00%, 06/15/52(a)	USD	630	$ 519,433
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.24%, 12/15/38(a)(b)		460	428,950
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		2,871	2,831,308
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(b)		1,650	1,573,226
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.08%, 03/15/39(a)(b)		1,330	1,329,169
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,077,862
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,424,598
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		5,715	5,694,156
Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)		12,994	13,064,737
Series 2025-MFS, Class F, 8.44%, 06/10/33(a)(b)		11,453	11,523,103
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(b)		5,050	5,233,409
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 5.93%, 02/10/47(a)(b)		908	931,322
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.42%, 10/15/40(a)(b)		9,538	9,540,981
Series 2025-28L, Class A, 4.67%, 11/05/38(a)(b)		4,981	4,959,946
Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)		1,738	1,745,267
Series 2025-77C, Class A, 4.79%, 01/10/36(a)(b)		11,020	10,931,776
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 5.66%, 08/15/29(a)(b)		1,348	1,349,983
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.51%, 08/15/29(a)(b)		2,195	2,194,312
Olympic Tower Mortgage Trust, Series 2017- OT, Class E, 3.95%, 05/10/39(a)(b)		2,910	2,584,809
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,744,400
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,614,572
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 4.74%, 01/15/36(a)(b)		1,713	1,648,949
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.04%, 01/15/36(a)(b)		1,157	1,090,473
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
One New York Plaza Trust
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.29%, 01/15/36(a)(b)	USD	2,345	$ 2,198,438
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 6.54%, 01/15/36(a)(b)		960	888,000
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/39(a)(b)		781	790,422
ORL Trust, Series 2024-GLKS, Class A, (1- mo. CME Term SOFR + 1.49%), 5.17%, 12/15/39(a)(b)		4,150	4,150,000
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, 5.34%, 08/10/42(a)(b)		1,207	1,226,402
Series 2025-P11, Class C, 6.51%, 08/10/42(a)(b)		1,242	1,288,368
PFP Ltd., Series 2026-13, Class A, (1-mo. CME Term SOFR + 1.50%), 5.18%, 08/18/43(a)(b)		1,745	1,744,991
PGA Trust, Series 2024-RSR2, Class A, (1- mo. CME Term SOFR + 1.89%), 5.56%, 06/15/39(a)(b)		2,559	2,550,203
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1-mo. CME Term SOFR + 2.15%), 5.82%, 03/15/43(a)(b)		588	582,145
PRM5 Trust, Series 2025-PRM5, Class D, 5.25%, 03/10/33(a)(b)		1,700	1,685,850
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		800	813,246
Sage AR Funding
Series 2025-1X, Class C, (1-day SONIA + 2.40%), 6.15%, 05/17/37(b)(e)	GBP	1,618	2,133,770
Series 2025-1X, Class D, (1-day SONIA + 3.90%), 7.65%, 05/17/37(b)(e)		1,393	1,837,269
Series 2026-1X, Class C, (1-day SONIA + 1.75%), 5.48%, 05/18/38(b)(e)		5,108	6,717,266
Series 2026-1X, Class D, (1-day SONIA + 2.50%), 6.23%, 05/18/38(b)(e)		2,179	2,864,117
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 5.82%, 03/15/35(a)(b)	USD	532	531,335
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 6.62%, 03/15/35(a)(b)		4,046	4,050,485
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 4.92%, 08/15/42(a)(b)		1,710	1,706,794
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.42%, 08/15/42(a)(b)		278	275,976
SDAL Trust, Series 2025-DAL, Class A, (1- mo. CME Term SOFR + 2.44%), 6.11%, 04/15/42(a)(b)		1,963	1,967,355
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.22%, 11/15/34(a)(b)		296	295,766
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SELF Commercial Mortgage Trust
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 7.86%, 11/15/34(a)(b)	USD	2,367	$ 2,360,282
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 8.86%, 11/15/34(a)(b)		2,023	2,011,139
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(b)		2,200	1,948,206
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		1,792	1,523,062
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/41(a)(b)		9,897	9,884,629
Series 2024-LXRY, Class B, (1-mo. CME Term SOFR + 2.45%), 6.12%, 10/15/41(a)(b)		2,553	2,546,617
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.27%, 10/15/41(a)(b)		1,783	1,778,553
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.12%, 10/15/41(a)(b)		280	279,648
SLG Commercial Mortgage Trust, Series 2026-PAT, Class HRR, 8.41%, 02/15/39(a)(b)		7,000	6,878,607
SLG Trust
Series 2026-OMA, Class A, 04/15/41(a)(b)(i)		750	754,348
Series 2026-OMA, Class E, 04/15/41(a)(b)(i)		2,250	2,262,310
Series 2026-OMA, Class F, 04/15/41(a)(b)(i)		3,500	3,518,641
Series 2026-PAT, Class A, 4.45%, 02/15/39(a)(b)		6,496	6,442,637
SREIT Trust, Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 6.41%, 11/15/36(a)(b)		2,091	2,089,993
Taurus UK DAC
Series 2025-UK2X, Class B, (1-day SONIA + 2.00%), 5.75%, 02/18/35(b)(e)	GBP	1,627	2,146,779
Series 2025-UK2X, Class C, (1-day SONIA + 2.50%), 6.25%, 02/18/35(b)(e)		2,011	2,653,144
Series 2025-UK2X, Class D, (1-day SONIA + 3.20%), 6.95%, 02/18/35(b)(e)		4,444	5,862,558
Series 2025-UK4, Class B, (1-day SONIA + 1.60%), 5.34%, 08/18/35(b)(e)		508	670,255
Series 2025-UK4, Class C, (1-day SONIA + 1.95%), 5.69%, 08/18/35(b)(e)		790	1,041,336
TCO Commercial Mortgage Trust, Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.41%, 12/15/39(a)(b)	USD	519	518,351
THPT Mortgage Trust, Series 2023-THL, Class A, 7.00%, 12/10/34(a)(b)		1,683	1,695,092
Thunder Logistics DAC, Series 2024-1X, Class B, (3-mo. EURIBOR + 2.05%), 4.05%, 11/17/36(b)(e)	EUR	407	470,628
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)	USD	2,230	2,317,463
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4, 3.68%, 12/15/50		880	868,391
902026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2018-C15, Class A4, 4.34%, 12/15/51	USD	1,500	$ 1,480,263
UK Logistics DAC
Series 2024-1X, Class A, (1-day SONIA + 1.65%), 5.40%, 05/17/34(b)(e)	GBP	711	940,356
Series 2024-2X, Class C, (1-day SONIA + 2.10%), 5.85%, 02/17/35(b)(e)		509	670,825
Series 2024-2X, Class D, (1-day SONIA + 3.10%), 6.85%, 02/17/35(b)(e)		1,175	1,539,969
Series 2025-1X, Class D, (1-day SONIA + 4.00%), 7.75%, 05/17/35(b)(e)		4,493	5,928,464
UNIV Trust
Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.32%, 11/15/42(a)(b)	USD	8,745	8,714,282
Series 2025-APTS, Class B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 11/15/42(a)(b)		1,018	1,014,437
Vanir Logistics Finance S.a.r.l., Series 1X, Class C, (3-mo. EURIBOR + 1.90%), 3.98%, 07/23/37(b)(e)	EUR	891	1,026,036
VEGAS Trust
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)	USD	7,390	7,466,894
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		10,840	10,784,998
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(b)		212	199,456
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(b)		128	116,279
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	105,310
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		2,328	2,171,857
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(b)		418	343,452
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(b)		492	399,217
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		7,744	6,991,008
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		852	694,795
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		567	475,303
Series 2022-2, Class M3, 5.73%, 04/25/52(a)(b)		1,774	1,689,805
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		748	748,998
Series 2022-4, Class M3, 7.52%, 08/25/52(a)(b)		509	510,548
Series 2022-4, Class M4, 7.52%, 08/25/52(a)(b)		923	881,222
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		1,753	1,752,314
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(b)		969	976,352
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		4,357	4,404,387
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		494	499,833
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)	USD	490	$ 502,141
Series 2024-5, Class A, 5.49%, 10/25/54(a)		1,486	1,478,616
Series 2024-5, Class M2, 5.96%, 10/25/54(a)		717	713,135
Series 2024-5, Class M3, 6.76%, 10/25/54(a)		946	940,978
Series 2024-5, Class M4, 9.47%, 10/25/54(a)		708	707,531
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		432	432,869
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		655	656,073
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		1,190	1,198,880
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		2,414	2,434,035
Series 2025-1, Class M4, 10.15%, 02/25/55(a)		836	841,887
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		1,600	1,611,432
Series 2025-5, Class M2, 6.31%, 12/25/55(a)(b)		339	338,203
Series 2025-5, Class M3, 6.70%, 12/25/55(a)(b)		1,459	1,437,579
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		2,413	2,403,238
Series 2025-P2, Class A, 5.46%, 10/25/55(a)(b)		7,513	7,444,462
Series 2025-P2, Class M1, 6.04%, 10/25/55(a)(b)		678	671,770
Series 2025-P2, Class M2, 6.56%, 10/25/55(a)(b)		758	749,965
Series 2025-P2, Class M3, 6.85%, 10/25/55(a)(b)		1,326	1,312,465
Series 2025-P2, Class M4, 9.45%, 10/25/55(a)(b)		788	780,151
Series 2025-P2, Class M5, 10.21%, 10/25/55(a)(b)		287	261,741
Series 2026-1, Class A, 5.10%, 02/25/56(a)(b)		3,032	2,989,494
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		3,390	3,384,243
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		472	444,814
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		1,680	1,640,547
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	420,415
Series 2024-1CHI, Class A, 4.95%, 07/15/35(a)(b)		2,829	2,841,056
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,386,717
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,737,381
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		1,160	1,160,283
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		2,278	2,287,503
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 4.99%, 07/15/40(a)(b)	USD	4,623	$ 4,726,023
Series 2025-DC, Class E, 7.21%, 07/15/40(a)(b)		2,708	2,710,053
			1,372,652,266
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		90,454	2,822,636
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		42,099	122,058
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		28,350	600,911
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		37,443	761,071
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		48,954	1,650,484
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		47,450	1,454,751
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		37,746	963,114
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(b)		44,121	1,238,336
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(b)		6,301	176,864
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(b)		85,278	892,275
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		23,194	660,078
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		12,986	230,891
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		6,756	280,537
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,525	71,870
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		45,462	685,979
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.53%, 07/25/56(a)(b)		2,485	283,737
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.44%, 02/25/38(a)(b)		11,277	2,384,754
			15,280,346
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(b)		13,000	22,347
BANK, Series 2019-BN20, Class XB, 0.36%, 09/15/62(b)		39,279	457,942
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.59%, 02/15/50(b)		11,850	40,875
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.82%, 08/10/35(a)(b)		14,677	107,078
Series 2020-C7, Class XB, 0.97%, 04/15/53(b)		1,596	57,223
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.00%, 03/15/52(b)		11,907	270,861
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.52%, 03/15/53(b)	USD	7,100	$ 114,923
Series 2021-B23, Class XA, 1.25%, 02/15/54(b)		26,975	1,160,394
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(b)		14,152	552,704
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.50%, 01/10/48(a)(b)		3,306	33
Series 2016-C4, Class XB, 0.57%, 05/10/58(b)		5,810	90
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)		46,500	1,495,700
Commercial Mortgage Pass-Through Certificates, Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(b)		3,200	97,555
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.23%, 11/15/50(b)		12,490	57,795
Series 2019-C16, Class XA, 1.53%, 06/15/52(b)		28,493	1,097,360
Series 2019-C17, Class XA, 1.31%, 09/15/52(b)		9,073	303,553
Series 2019-C17, Class XB, 0.53%, 09/15/52(b)		19,090	294,051
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(b)		21,535	176,996
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		5,780	56,548
ELM Trust
Series 2024-ELM, Class XP10, 0.22%, 06/10/39(a)(b)		51,484	20,254
Series 2024-ELM, Class XP15, 1.46%, 06/10/39(a)(b)		46,635	122,039
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		139,459	302,989
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.80%, 11/10/52(b)		7,642	178,437
Series 2020-GSA2, Class XA, 1.65%, 12/12/53(a)(b)		17,367	1,003,808
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.41%, 09/15/47(b)		86	1
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		4,940	12,830
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.02%, 04/15/46(b)		1,832	955
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		13,040	17,102
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.13%, 02/15/36(a)(b)		3,380	71,862
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.87%, 03/10/50(a)(b)		2,166	8,553
922026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)	USD	16,557	$ 98,966
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.06%, 12/15/47(a)(b)		4,370	48,930
Series 2015-C26, Class XD, 1.61%, 10/15/48(a)(b)		2,032	85
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.58%, 03/15/49(a)(b)		13,984	179,640
Series 2017-H1, Class XD, 2.12%, 06/15/50(a)(b)		3,293	73,410
Series 2019-H6, Class XB, 0.72%, 06/15/52(b)		23,510	494,735
Series 2019-L2, Class XA, 0.97%, 03/15/52(b)		7,952	188,630
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.92%, 12/15/56(b)		54,801	2,955,019
Olympic Tower Mortgage Trust, Series 2017- OT, Class XA, 0.38%, 05/10/39(a)(b)		36,697	95,394
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		44,225	137,694
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(b)		8,845	23,134
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.44%, 10/15/52(b)		18,125	740,053
Series 2019-C18, Class XA, 0.98%, 12/15/52(b)		32,483	839,516
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(a)(b)		4,420	23,336
Series 2019-C50, Class XA, 1.39%, 05/15/52(b)		20,807	662,604
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		33,871	272,164
			14,936,168
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(d)		1,492	239,206
Total Non-Agency Mortgage-Backed Securities — 15.5% (Cost: $2,801,403,850)			2,753,698,925
Preferred Securities
Capital Trusts — 0.8%
Automobiles — 0.0%
Stellantis NV
6.25%(e)(p)	EUR	950	1,048,081
6.88%(e)(p)		828	902,162
8.25%(e)(p)	GBP	780	986,623
			2,936,866
Banks — 0.1%
Akbank TAS, 9.37%(e)(p)	USD	852	851,321
Banco Bilbao Vizcaya Argentaria SA, 6.88%(e)(p)	EUR	400	483,451
Security		Par (000)	Value
Banks (continued)
Barclays PLC
4.38%(p)	USD	462	$ 438,071
6.13%(e)(p)	EUR	500	551,923
BNP Paribas SA, 4.63%(a)(p)	USD	462	454,915
Cooperatieve Rabobank UA, 6.50%(c)(e)(p)	EUR	657	840,430
Eurobank SA, 6.25%(e)(p)		750	825,527
HSBC Holdings PLC, 5.25%(e)(p)	SGD	2,000	1,586,684
National Bank of Greece SA, 5.80%(e)(p)	EUR	200	220,600
United Overseas Bank Ltd., 3.00%(e)(p)	SGD	7,250	5,631,903
Wells Fargo & Co., 5.95%, 12/15/36	USD	135	139,143
			12,023,968
Broadline Retail — 0.0%
Rakuten Group, Inc., 4.25%(e)(p)	EUR	2,654	2,974,413
Capital Markets — 0.0%
Deutsche Bank AG
4.63%(e)(p)		400	446,998
6.75%(e)(p)		600	683,974
7.38%(e)(p)		600	717,783
8.13%(e)(p)		400	485,507
Goldman Sachs Capital I, 6.35%, 02/15/34	USD	266	277,089
UBS Group AG
4.88%(a)(p)		483	476,923
7.13%(e)(p)	AUD	1,915	1,281,035
			4,369,309
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55	USD	547	352,191
Construction Materials — 0.0%
Cemex SAB de CV, 7.20%(a)(p)		5,377	5,458,291
Consumer Finance — 0.0%
RCI Banque SA, 6.13%(e)(p)	EUR	200	226,599
Diversified Telecommunication Services — 0.0%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55	USD	19	19,215
7.00%, 09/15/55		169	172,975
British Telecommunications PLC, 4.25%, 11/23/81(a)		200	197,428
Cas Capital No. 2 Ltd., 6.25%(e)(p)		667	656,061
Telefonica Emisiones SA
4.38%(e)(p)	EUR	200	223,287
4.88%(e)(p)		400	439,174
TELUS Corp.
6.38%, 06/09/56	USD	200	197,997
6.63%, 06/09/56		100	97,476
			2,003,613
Electric Utilities — 0.4%
AES Corp. (The), 6.95%, 07/15/55		233	217,384
Alliant Energy Corp., 5.75%, 04/01/56		2,681	2,606,618
Dominion Energy, Inc.
6.00%, 02/15/56		1,931	1,918,694
6.20%, 02/15/56		1,467	1,454,097
Series A, 6.88%, 02/01/55		100	102,917
Series B, 7.00%, 06/01/54		4,328	4,577,682
Edison International, 8.13%, 06/15/53		221	225,002
EDP SA, 4.38%, 12/02/55(e)	EUR	100	111,066
Electricite de France SA
5.63%(e)(p)		600	709,173
7.38%(e)(p)	GBP	500	666,307
Enel SpA, 4.50%(e)(p)	EUR	250	273,670
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Entergy Corp.
5.88%, 06/15/56	USD	1,791	$ 1,767,143
6.10%, 06/15/56		932	919,821
7.13%, 12/01/54		3,459	3,544,361
EUSHI Finance, Inc., 6.25%, 04/01/56		142	139,394
Evergy, Inc., 6.65%, 06/01/55		1,647	1,658,107
Eversource Energy
Series A, 6.10%, 08/15/56		2,646	2,613,291
Series B, 6.35%, 08/15/56		893	880,905
Exelon Corp., 6.50%, 03/15/55		346	352,769
Nevada Power Co., 6.25%, 05/15/55		1,030	1,029,597
NextEra Energy Capital Holdings, Inc.
4.00%, 05/15/56	EUR	16,000	17,805,900
6.38%, 08/15/55	USD	1,477	1,504,697
6.50%, 08/15/55		905	933,892
6.70%, 09/01/54		217	221,631
6.75%, 06/15/54		1,814	1,876,645
PacifiCorp, 7.13%, 08/15/56		233	220,110
PG&E Corp., 7.38%, 03/15/55		11,120	11,191,328
Sierra Pacific Power Co., 6.20%, 12/15/55		1,503	1,461,850
Southern Co. (The), Series 2025, 6.38%, 03/15/55		600	617,127
			61,601,178
Energy Equipment & Services — 0.0%
Venture Global LNG, Inc., 9.00%(a)(p)		1,775	1,767,982
Financial Services — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 01/31/56		2,448	2,450,522
Apollo Global Management, Inc., 6.00%, 12/15/54		965	904,784
Corebridge Financial, Inc.
6.38%, 09/15/54		749	736,141
6.88%, 12/15/52		880	886,662
Equitable Holdings, Inc., 6.70%, 03/28/55		100	100,919
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56		81	83,817
			5,162,845
Gas Utilities — 0.0%
Spire, Inc.
6.25%, 06/01/56		277	273,911
6.45%, 06/01/56		433	431,872
			705,783
Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		144	140,620
Health Care Providers & Services — 0.0%
CVS Health Corp.
6.75%, 12/10/54		127	128,593
7.00%, 03/10/55		183	188,598
			317,191
Independent Power and Renewable Electricity Producers — 0.0%
Orsted AS, 5.13%, 03/14/24(e)	EUR	235	271,576
Insurance — 0.0%
Ageas SA, 5.88%(e)(p)		200	223,946
American National Group, Inc., 7.00%, 12/01/55	USD	134	127,075
Athene Holding Ltd.
6.63%, 10/15/54		1,889	1,744,732
6.88%, 06/28/55		106	99,105
Security		Par (000)	Value
Insurance (continued)
AXIS Specialty Finance LLC, 4.90%, 01/15/40	USD	822	$ 788,471
BNP Paribas Cardif SA, 6.00%(e)(p)	EUR	800	894,559
Global Atlantic Fin Co., 7.95%, 10/15/54(a)	USD	63	60,660
MetLife, Inc.
6.40%, 12/15/36		372	379,826
10.75%, 08/01/39		202	261,810
Prudential Financial, Inc., 4.50%, 09/15/47		961	937,366
			5,517,550
Media — 0.0%
Paramount Global, 6.25%, 02/28/57		537	359,790
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.
6.70%, 05/15/55		1,593	1,610,827
Series A, 7.00%, 02/15/55		2,587	2,662,352
Series B, 6.85%, 02/15/55		184	192,788
CMS Energy Corp., 3.75%, 12/01/50		172	156,909
NiSource, Inc.
5.75%, 07/15/56		1,560	1,536,266
6.38%, 03/31/55		604	617,200
6.95%, 11/30/54		3,340	3,434,519
Sempra
6.38%, 04/01/56		1,086	1,090,890
6.40%, 10/01/54		108	107,662
6.55%, 04/01/55		1,385	1,378,812
6.63%, 04/01/55		1,250	1,249,959
6.88%, 10/01/54		3,876	3,917,733
WEC Energy Group, Inc., 5.63%, 05/15/56		341	334,122
			18,290,039
Office REITs — 0.0%
Keppel REIT, Series MTN, 3.78%(e)(p)	SGD	1,750	1,370,654
Suntec Real Estate Investment Trust, 4.48%(e)(p)		1,750	1,395,154
			2,765,808
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP
6.75%, 02/15/56	USD	112	111,389
7.13%, 10/01/54		213	216,337
Eni SpA, 4.88%(e)(p)	EUR	730	835,971
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77	USD	1,546	1,532,215
Phillips 66 Co.
Series A, 5.88%, 03/15/56		2,805	2,762,246
Series B, 6.20%, 03/15/56		902	897,948
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55		26	27,071
7.63%, 03/01/55		103	106,046
Sunoco LP, 7.88%(a)(p)		1,363	1,391,658
Thaioil Treasury Center Co. Ltd., 6.10%(e)(p)		3,315	3,190,872
Var Energi ASA, 7.86%, 11/15/83(e)	EUR	916	1,141,932
Wintershall Dea Finance 2 BV, 6.12%(e)(p)		287	335,234
			12,548,919
Passenger Airlines — 0.0%
Air France-KLM, 5.75%(e)(p)		500	562,311
Deutsche Lufthansa AG, 5.25%, 01/15/55(e)		1,000	1,131,675
			1,693,986
Pharmaceuticals — 0.0%
Bayer AG, 7.00%, 09/25/83(e)		700	857,735
942026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development — 0.1%
Aroundtown Finance S.a.r.l.
5.13%(e)(p)	EUR	1,081	$ 1,127,088
5.25%(e)(p)		1,420	1,493,532
Citycon Oyj, 3.63%(e)(p)		122	101,642
Grand City Properties SA, 1.50%(e)(p)		1,700	1,925,283
Heimstaden Bostad AB, 2.63%(e)(p)		500	559,331
Lendlease Asia Treasury Pte Ltd., 3.90%(e)(p)	SGD	750	576,048
Vivion Investments S.a.r.l., 8.13%(e)(p)	EUR	700	677,098
			6,460,022
Retail REITs — 0.0%
Unibail-Rodamco-Westfield SE, 4.75%(e)(p)		300	343,010
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC
4.13%, 06/04/81	USD	174	159,264
7.00%, 04/04/79		127	130,627
			289,891
Total Capital Trusts — 0.8%			149,439,175

	Shares
Preferred Stocks — 0.6%
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(n)	38,550	2,501,124
True Anomaly, Series D	245,131	6,416,975
Zetview, Series E-3(h)	1,119,957	1,136,298
		10,054,397
Construction Materials — 0.0%
Cirkul(h)	31	—
Financial Services — 0.0%
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, cost $1,875,000), 12.50%(g)(h)(j)	1,875	2,549,100
Household Durables — 0.1%
Dream Finders Homes, Inc. (Preference), 9.00%(h)(p)	15,124	14,991,665
Lessen Holdings, Inc., Series B(h)	143,367	1
		14,991,666
IT Services — 0.2%
Fluidstack, Series A(h)	38,166	2,827,798
Veritas NewCo.
0.00%(h)	13,357	253,783
0.00%(h)	9,228	175,332
X.AI Holdings Corp., Series C(h)	363,422	27,423,824
		30,680,737
Software — 0.2%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $3,919,604)(g)(h)(j)	27,805	7,205,288
RSA Security
Series A, (h)	137,119	1
Series B, (h)	411,359	4
Versa Networks, Inc., Series E, (12.66% Cash or 12.66% PIK), (Acquired 10/14/22, cost $12,017,972), 12.00%(g)(h)(j)(o)	4,118,274	22,032,766
		29,238,059
Specialty Retail — 0.1%
Davidson Homes, Inc.(h)	18,658	20,576,416
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands(h)	2,670,520	$ 27
Total Preferred Stocks — 0.6%		108,090,402
Total Preferred Securities — 1.4% (Cost: $229,356,431)		257,529,577

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,611,701
Collateralized Mortgage Obligations — 1.9%
Fannie Mae
Series 2003-W5, Class A, (1-mo. CME Term SOFR + 0.11%), 3.89%, 04/25/33(b)		1	589
Series 2023-35, Class FC, (SOFR (30-day) + 1.10%), 4.76%, 08/25/53(b)		8,668	8,715,997
Series 2023-68, Class FB, (SOFR (30-day) + 1.05%), 4.71%, 01/25/54(b)		8,541	8,577,376
Series 2024-63, Class FH, (SOFR (30-day) + 1.10%), 4.76%, 09/25/54(b)		6,148	6,181,670
Series 2024-88, Class FC, (SOFR (30-day) + 1.40%), 5.06%, 12/25/54(b)		5,038	5,076,845
Series 2024-95, Class FC, (SOFR (30-day) + 1.40%), 5.06%, 12/25/54(b)		1,737	1,751,622
Series 2024-96, Class FA, (SOFR (30-day) + 1.40%), 5.06%, 12/25/54(b)		8,538	8,603,376
Series 2025-1, Class FX, (SOFR (30-day) + 1.35%), 5.01%, 02/25/55(b)		5,854	5,895,508
Series 2025-13, Class FB, (SOFR (30-day) + 1.30%), 4.96%, 03/25/55(b)		6,350	6,393,001
Series 2025-18, Class FH, (SOFR (30-day) + 1.40%), 5.06%, 08/25/54(b)		3,001	3,026,626
Series 2025-2, Class FG, (SOFR (30-day) + 1.45%), 5.11%, 02/25/55(b)		11,112	11,209,904
Series 2025-35, Class FJ, (SOFR (30-day) + 1.60%), 5.26%, 05/25/55(b)		6,962	7,051,017
Series 2025-42, Class FA, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		4,144	4,187,844
Series 2025-42, Class FE, (SOFR (30-day) + 1.55%), 5.21%, 06/25/55(b)		7,707	7,799,193
Series 2025-63, Class DF, (SOFR (30-day) + 1.40%), 5.06%, 08/25/55(b)		4,202	4,238,461
Series 2025-9, Class FG, (SOFR (30-day) + 1.35%), 5.01%, 03/25/55(b)		3,393	3,417,198
Freddie Mac
Series 5468, Class WF, (SOFR (30-day) + 1.10%), 4.76%, 11/25/54(b)		6,980	7,000,554
Series 5478, Class FD, (SOFR (30-day) + 1.40%), 5.06%, 02/25/54(b)		4,130	4,161,695
Series 5479, Class FB, (SOFR (30-day) + 1.40%), 5.06%, 12/25/54(b)		3,328	3,353,162
Series 5482, Class FB, (SOFR (30-day) + 1.50%), 5.16%, 12/25/54(b)		7,539	7,620,538
Series 5500, Class DF, (SOFR (30-day) + 1.35%), 5.01%, 10/25/54(b)		5,372	5,413,054
Series 5502, Class EF, (SOFR (30-day) + 1.40%), 5.06%, 02/25/55(b)		4,271	4,307,340
Series 5503, Class FB, (SOFR (30-day) + 1.35%), 5.01%, 02/25/55(b)		4,689	4,721,855
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5508, Class FE, (SOFR (30-day) + 1.60%), 5.26%, 02/25/55(b)	USD	5,804	$ 5,870,195
Series 5513, Class FD, (SOFR (30-day) + 1.35%), 5.01%, 01/25/55(b)		43,951	44,260,299
Series 5515, Class FB, (SOFR (30-day) + 1.40%), 5.06%, 03/25/55(b)		4,422	4,460,112
Series 5516, Class FC, (SOFR (30-day) + 1.40%), 5.06%, 03/25/55(b)		103,521	104,385,108
Series 5539, Class FC, (SOFR (30-day) + 1.50%), 5.16%, 05/25/55(b)		5,745	5,807,111
Series 5543, Class FC, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		4,381	4,427,485
Series 5543, Class FG, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		4,449	4,496,888
Series 5543, Class FH, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		5,935	5,999,690
Series 5543, Class FM, (SOFR (30-day) + 1.50%), 5.16%, 06/25/55(b)		5,882	5,944,829
Series 5563, Class FA, (SOFR (30-day) + 1.35%), 5.01%, 08/25/55(b)		10,847	10,924,482
Series 5570, Class FA, (SOFR (30-day) + 1.40%), 5.06%, 05/25/55(b)		6,384	6,438,449
Series 5574, Class FB, (SOFR (30-day) + 1.35%), 5.01%, 09/25/55(b)		5,180	5,219,800
Ginnie Mae, Series 2025-9, Class FE, (SOFR (30-day) + 1.25%), 4.92%, 01/20/55(b)		4,946	4,973,924
			341,912,797
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		71	71,579
Freddie Mac, Series 2024-P015, Class A1, 4.30%, 11/25/32(b)		1,191	1,178,480
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		1,347	1,213,852
Series 2023-119, Class AD, 2.25%, 04/16/65		2,378	1,901,895
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		1,083	972,735
Series 2025-126, Class AD, 5.00%, 05/16/65		1,899	1,893,993
Series 2025-128, Class AD, 5.00%, 10/16/56		4,517	4,534,307
Series 2025-129, Class AB, 4.75%, 09/16/54		1,390	1,381,622
Series 2025-130, Class AL, 4.75%, 08/16/56		1,390	1,381,831
Series 2025-88, Class AT, 5.00%, 06/16/58		2,167	2,170,439
			16,700,733
Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac, Series 5112, Class KI, 3.50%, 06/25/51		17,984	3,308,305
Ginnie Mae
Series 2021-67, Class QI, 3.00%, 04/20/51		3,032	507,387
Series 2021-76, Class JI, 3.00%, 08/20/50		3,115	520,327
Series 2021-96, Class MI, 3.00%, 06/20/51		5,438	910,686
Series 2022-78, Class IO, 3.00%, 08/20/51		4,944	826,988
			6,073,693
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.01%, 10/25/30(b)	USD	13,372	$ 493,992
Series KL06, Class XFX, 1.36%, 12/25/29(b)		6,552	275,126
Series KW09, Class X1, 0.76%, 05/25/29(b)		32,344	581,315
Ginnie Mae
Series 2013-30, Class IO, 0.53%, 09/16/53(b)		2,282	32,421
Series 2016-36, Class IO, 0.64%, 08/16/57(b)		530	14,136
Series 2016-96, Class IO, 0.77%, 12/16/57(b)		2,976	109,408
			1,506,398
Mortgage-Backed Securities — 68.7%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51(s)		203,578	170,310,024
2.00%, 10/01/31 - 04/01/52		547,126	456,261,228
2.50%, 09/01/27 - 02/01/52		392,787	341,671,133
3.00%, 04/01/28 - 05/01/52		113,588	104,013,227
3.50%, 08/01/28 - 01/01/51		66,746	62,240,740
4.00%, 08/01/31 - 04/01/52		82,150	78,616,471
4.50%, 06/01/26 - 02/01/50		45,913	45,129,535
5.00%, 11/01/32 - 03/01/56		370,703	367,569,552
5.50%, 12/01/32 - 03/01/54(s)		156,115	157,793,045
5.81%, 06/01/31		5,495	5,583,217
6.00%, 02/01/34 - 09/01/55		123,282	126,701,579
6.50%, 05/01/40 - 07/01/54		57,244	59,326,517
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		32,462	27,277,427
2.00%, 09/01/35 - 02/01/52		265,911	223,648,599
2.50%, 04/01/27 - 04/01/52		164,017	141,486,670
3.00%, 09/01/27 - 08/01/52		146,325	132,108,328
3.50%, 02/01/31 - 06/01/50		56,789	53,845,242
4.00%, 08/01/40 - 06/01/52		91,903	88,287,389
4.50%, 02/01/39 - 10/01/50		33,162	32,591,329
5.00%, 07/01/35 - 01/01/56(s)		344,822	341,889,217
5.50%, 02/01/35 - 04/01/55		77,846	78,853,858
6.00%, 11/01/52 - 11/01/55		104,979	107,723,504
6.50%, 02/01/53 - 09/01/53		3,904	4,048,453
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 04/15/56(t)		173,430	143,296,081
2.50%, 04/20/51 - 04/15/56(t)		173,730	149,552,936
3.00%, 12/20/44 - 04/15/56(t)		124,669	111,451,328
3.50%, 01/15/42 - 04/15/56(t)		99,956	92,923,324
4.00%, 04/20/39 - 04/15/56(t)		72,711	68,709,528
4.50%, 12/20/39 - 04/15/56(t)		89,129	86,228,404
5.00%, 04/15/33 - 04/15/56(t)		131,191	130,369,683
5.50%, 04/15/56(t)		136,379	137,247,562
6.00%, 04/15/56(t)		77,379	78,679,447
6.50%, 04/15/56(t)		32,735	34,019,223
Uniform Mortgage-Backed Securities
2.00%, 04/01/41 - 04/01/56(t)		77,651	62,796,390
2.50%, 04/01/41 - 04/01/56(t)		471,923	397,234,130
3.00%, 04/01/41 - 04/01/56(t)		491,302	431,453,755
3.50%, 04/01/41 - 04/01/56(t)		1,829,277	1,676,456,544
4.00%, 04/01/41 - 04/01/56(t)		22,031	20,957,990
4.50%, 04/01/41 - 04/01/56(t)		109,762	107,090,971
5.00%, 04/01/56(t)		2,453,528	2,419,489,448
5.50%, 04/01/56(t)		1,156,085	1,161,410,252
962026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 04/01/56(t)	USD	1,617,874	$ 1,648,286,518
6.50%, 04/01/56(t)		69,731	72,136,983
			12,236,766,781
Total U.S. Government Sponsored Agency Securities — 70.8% (Cost: $12,879,273,182)			12,604,572,103
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39(u)		7,196	7,127,512
4.63%, 02/15/40 - 11/15/44		33,498	32,671,240
1.13%, 05/15/40 - 08/15/40		13,672	8,567,698
3.88%, 08/15/40 - 02/15/43(u)(v)		57,747	51,539,108
1.38%, 11/15/40 - 08/15/50		32,593	16,998,116
4.25%, 11/15/40		24,557	23,413,374
1.88%, 02/15/41 - 11/15/51		104,743	64,014,148
3.75%, 08/15/41 - 11/15/43		61,703	54,170,424
2.38%, 02/15/42 - 05/15/51		61,974	41,309,947
3.00%, 05/15/42 - 08/15/52(u)(v)(w)		248,940	182,992,311
3.63%, 08/15/43 - 05/15/53		116,470	95,187,109
4.75%, 11/15/43 - 11/15/53(v)		109,720	107,678,288
3.13%, 08/15/44 - 05/15/48		59,739	46,023,178
4.13%, 08/15/44 - 08/15/53(v)(w)		103,717	92,373,106
2.50%, 02/15/45(v)		51,465	36,091,841
2.75%, 11/15/47(v)		60,064	42,366,236
2.88%, 05/15/49		25,757	18,311,617
2.25%, 08/15/49 - 02/15/52		65,176	39,984,922
1.63%, 11/15/50		26,916	14,043,842
2.00%, 08/15/51		25,757	14,664,386
U.S. Treasury Inflation Indexed Notes, 1.63%, 04/15/30		206,814	208,871,262
U.S. Treasury Notes
4.38%, 12/15/26 - 08/31/28		26,800	27,135,605
2.38%, 05/15/27 - 03/31/29		51,464	49,742,228
0.50%, 05/31/27		2	1,925
2.25%, 08/15/27		15,187	14,866,649
4.13%, 09/30/27		27,294	27,405,948
4.00%, 02/29/28 - 02/15/34(u)		101,739	101,340,084
3.88%, 03/15/28 - 11/30/29		102,136	102,214,742
1.25%, 03/31/28 - 09/30/28		69,400	65,630,874
1.13%, 08/31/28		18,733	17,576,823
3.75%, 12/31/28 - 05/31/30		63,554	63,299,743
2.88%, 04/30/29 - 05/15/32		43,240	41,878,174
3.25%, 06/30/29(u)		28,150	27,638,191
3.50%, 01/31/30		32,419	31,967,877
1.50%, 02/15/30		23,763	21,745,001
3.63%, 08/31/30 - 09/30/31(v)		164,521	162,299,986
4.88%, 10/31/30		24,671	25,631,716
4.25%, 06/30/31		29,986	30,363,934
4.50%, 12/31/31		29,412	30,110,228
Total U.S. Treasury Obligations — 11.4% (Cost: $2,218,223,971)			2,039,249,393

Shares
Warrants(g)
Banks — 0.0%
New York Community Bancorp, Inc., (Issued/Exercisable 03/07/24, 1 Share for 3 Warrant, Expires 12/31/49, Strike Price USD 2,485.52) (Acquired 03/07/24, cost $0)(h)(j)	948	2,493,979
Security	Shares	Value
Beverages — 0.0%
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 0.01)(h)	22,434	$ —
Capital Markets — 0.0%
Crown PropTech Acquisitions, (Issued/Exercisable 12/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	128,396	6,420
Hotels, Restaurants & Leisure — 0.0%
Jose Andres Group Penny Warrants, (Issued/Exercisable 11/14/25, 1 Share for 1 Warrant, Expires 11/13/35, Strike Price USD 0.01)(h)	29,355	855,111
Sonder Holdings, Inc., (Issued/Exercisable 04/11/25, 1 Share for 1 Warrant, Expires 04/11/30, Strike Price USD 1.00)(h)	262,154	3
Sonder Holdings, Inc., (Issued/Exercisable 12/30/24, 1 Share for 1 Warrant, Expires 12/30/29, Strike Price USD 0.01)(h)	26,279	—
		855,114
Machinery — 0.0%
Palladyne AI Corp., (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	72,998	4,577
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	267,474	16,771
		21,348
Passenger Airlines — 0.0%
Volato Group, Inc., (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(j)	73,612	589
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc., (Issued 10/13/20/Exercisable 10/23/21, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	859
Software — 0.0%
Aurora Innovation, Inc., (Issued 05/04/21/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	3,189
Latch, Inc., (Issued 12/29/20/Exercisable 11/13/21, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	49,166	20
Versa Networks, Inc., Series E, (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(h)(j)	507,586	1,999,889
		2,003,098
Specialty Retail — 0.0%
Davidson Homes, Inc., (Issued/Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47) - Class A(h)	129,494	88,056
EVgo, Inc., (Issued 11/10/20/Exercisable 10/02/21, 1 Share for 1 Warrant, Expires 07/01/26, Strike Price USD 11.50)	75,790	1,819
		89,875
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.0%
Lavoro Ltd., (Issued 12/27/22/Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	$ 159
Total Warrants — 0.0% (Cost: $1,111,632)		5,471,441
Total Long-Term Investments — 144.3% (Cost: $26,372,599,456)		25,706,403,273

		Par (000)
Short-Term Securities
Borrowed Bond Agreements — 0.0%
Bank of America N.A., 1.75%, 06/03/26 (Purchased on 03/20/26 to be repurchased at $206,249, collateralized by Clear Channel Outdoor Holdings, Inc., 7.50% due 06/01/29, par and fair value of USD 200,000 and $200,844, respectively)	USD	206	205,500
Bank of America N.A., 3.40%, 06/03/26 (Purchased on 03/20/26 to be repurchased at $900,793, collateralized by Open Text Holdings, Inc., 4.13% due 02/15/30, par and fair value of USD 998,000 and $891,741, respectively)		894	894,458
Barclays Capital, Inc., 2.85%, 04/09/26 (Purchased on 03/13/26 to be repurchased at $180,162, collateralized by INEOS Finance PLC 7.50% due 04/15/29, par and fair value of USD 200,000 and $194,022, respectively)		180	179,778
BNP Paribas SA, 3.25%, 04/02/26 (Purchased on 03/12/26 to be repurchased at $584,546, collateralized by Open Text Holdings, Inc., 4.13% due 12/01/31, par and fair value of USD 663,000 and $565,798, respectively)		583	583,440
BNP Paribas SA, 3.30%, 03/22/27 (Purchased on 03/23/26 to be repurchased at $524,385, collateralized by Mauser Packaging Solutions Holding Co. 9.25% due 04/15/30, par and fair value of USD 542,000 and $503,609, respectively)		524	524,385
JPMorgan Chase Bank N.A., 3.41%, 05/01/26 (Purchased on 03/20/26 to be repurchased at $710,628, collateralized by OneMain Finance Corp. 6.50% due 03/15/33, par and fair value of USD 750,000 and $716,944, respectively)		708	707,813
RBC Capital Markets LLC, 3.40%, 10/01/26 (Purchased on 03/10/26 to be repurchased at $991,763, collateralized by FMC Corp. 3.20% due 10/01/26, par and fair value of USD 998,000 and $988,207, respectively)		992	991,762
			4,087,136
Security		Par (000)	Value
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(q)(x)(y)		262,362,988	$ 262,415,460
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(q)(x)		1,060,814,402	1,060,814,402
1,323,229,862
Total Short-Term Securities — 7.4% (Cost: $1,327,348,200)			1,327,316,998
Options Purchased — 0.1% (Cost: $21,586,622)			18,396,181
Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 151.8% (Cost: $27,721,534,278)			27,052,116,452
Borrowed Bonds
Corporate Bonds — (0.0)%
Chemicals — (0.0)%
FMC Corp., 3.20%, 10/01/26	USD	(998)	(988,207)
INEOS Finance PLC, 7.50%, 04/15/29(a)		(200)	(194,022)
(1,182,229)
Consumer Finance — (0.0)%
OneMain Finance Corp., 6.50%, 03/15/33		(750)	(716,944)
Containers & Packaging — (0.0)%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(a)		(542)	(503,609)
Media — (0.0)%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29(a)		(200)	(200,844)
Software — (0.0)%
Open Text Holdings, Inc.
4.13%, 02/15/30(a)		(998)	(891,741)
4.13%, 12/01/31(a)		(663)	(565,798)
(1,457,539)
Total Borrowed Bonds — (0.0)% (Proceeds: $(4,076,200))			(4,061,165)
TBA Sale Commitments(t)
Mortgage-Backed Securities — (39.0)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/15/56		(1,369)	(1,130,601)
2.50%, 04/15/56		(1,139)	(979,718)
3.00%, 04/15/56		(1,204)	(1,074,683)
3.50%, 04/15/56		(489)	(448,440)
4.00%, 04/15/56		(567)	(531,039)
4.50%, 04/15/56		(970)	(936,924)
5.00%, 04/15/56		(1,188)	(1,176,479)
5.50%, 04/15/56		(3,628)	(3,651,106)
6.00%, 04/15/56		(3,505)	(3,563,906)
6.50%, 04/15/56		(1,674)	(1,739,672)
Uniform Mortgage-Backed Securities
1.50%, 04/01/41		(7,425)	(6,673,614)
2.00%, 04/01/41 - 04/01/56		(26,086)	(23,510,065)
2.50%, 04/01/41 - 04/01/56		(109,110)	(91,744,378)
3.00%, 04/01/41 - 04/01/56		(528,219)	(464,126,925)
3.50%, 04/01/41 - 04/01/56		(1,057,182)	(969,202,552)
4.00%, 04/01/56		(905)	(853,889)
4.50%, 04/01/41 - 04/01/56		(2,279)	(2,229,930)
5.00%, 04/01/56		(4,683,602)	(4,616,167,353)
5.50%, 04/01/56		(7,600)	(7,635,005)
982026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 04/01/56	USD	(731,905)	$ (746,051,260)
6.50%, 04/01/56		(3,413)	(3,530,761)
Total TBA Sale Commitments — (39.0)% (Proceeds: $(6,977,883,712))			(6,946,958,300)
Options Written — (0.3)% (Premiums Received: $(51,096,110))			(58,390,603)
Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 112.5% (Cost: $20,688,478,256)			20,042,706,384
Liabilities in Excess of Other Assets — (12.5)%			(2,233,193,116)
Net Assets — 100.0%			$ 17,809,513,268

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	When-issued security.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $112,556,238, representing 0.6% of its net assets as of period end, and an original cost of $75,287,083.

(k)	All or a portion of this security is on loan.
(l)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)	Investment does not issue shares.
(n)	Convertible security.
(o)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)	Perpetual security with no stated maturity date.
(q)	Affiliate of the Fund.
(r)	Rounds to less than 1,000.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(x)	Annualized 7-day yield as of period end.
(y)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Par/Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ —	$ —	$ —	$ —	$ —	$ —	830	$ 390	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	9,939,055	252,534,712 (a)	—	(26,387)	(31,920)	262,415,460	262,362,988	234,118 (b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	174,293,234	886,521,168 (a)	—	—	—	1,060,814,402	1,060,814,402	6,700,361	—
iShares AAA CLO Active ETF	10,393,000	—	—	—	(26,000)	10,367,000	200,000	258,686	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	6,075,115	504,372,239	(245,934,802)	(4,762,030)	528,497	260,279,019	2,388,100	817,338	—
				$ (4,788,417)	$ 470,577	$ 1,593,875,881		$ 8,010,893	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Short Term Euro-BTP Italian Government Bond	151	06/08/26	$ 18,474	$ (126,240)
10-Year Australian Treasury Bonds	934	06/15/26	69,438	(679,806)
3-Year Australian Treasury Bonds	2,460	06/15/26	175,931	(914,545)
S&P 500 E-Mini Index	44	06/18/26	14,456	(94,693)
U.S. Treasury Bonds (30 Year)	4,538	06/18/26	516,765	3,012,019
U.S. Treasury Notes (10 Year)	3,382	06/18/26	375,561	1,528,682
U.S. Ultra Treasury Bonds	3,403	06/18/26	396,662	(7,497,457)
U.S. Ultra Treasury Notes (10 Year)	3,031	06/18/26	344,066	(3,385,906)
U.S. Treasury Notes (2 Year)	9,142	06/30/26	1,896,465	(4,275,021)
U.S. Treasury Notes (5 Year)	6,228	06/30/26	673,743	1,054,591
30-Day Federal Funds	23	07/31/26	9,236	(26,869)
3-month SOFR	77	09/15/26	18,544	(25,969)
90-Day Bank Accepted Bills	116	12/10/26	79,096	(129,351)
3-month CORRA	101	03/16/27	17,653	(47,815)
3-month SOFR	4,593	03/16/27	1,106,511	(4,352,094)
3-month SOFR	76	06/15/27	18,313	(67,666)
3-month SOFR	1,032	03/14/28	249,215	(147,608)
3-month SOFR	1,032	03/20/29	248,970	65,206
				(16,110,542)
Short Contracts
Euro-Bobl	261	06/08/26	34,823	408,008
Euro-Bund	401	06/08/26	58,118	324,599
Euro-Buxl	65	06/08/26	8,284	35,793
KOSPI 200 Index	13	06/11/26	1,590	165,478
SGX Nikkei 225 Index	19	06/11/26	3,073	139,581
NASDAQ 100 E-Mini Index	6	06/18/26	2,870	47,708
Russell 2000 E-Mini Index	129	06/18/26	16,204	26,866
Euro STOXX 50 Index	280	06/19/26	17,784	294,453
U.S. Treasury Bonds (30 Year)	1	09/21/26	113	3,170
				$ 1,445,656
				$ (14,664,886)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,759,064	USD	911,000	Barclays Bank PLC	04/02/26	$7,407
BRL	10,145,008	USD	1,942,000	Barclays Bank PLC	04/02/26	15,789
BRL	143,484,133	USD	27,325,470	BNP Paribas SA	04/02/26	364,173
BRL	7,161,850	USD	1,367,000	Citibank N.A.	04/02/26	15,098
BRL	7,062,307	USD	1,348,000	Citibank N.A.	04/02/26	14,888
BRL	18,710,622	USD	3,524,786	Deutsche Bank AG	04/02/26	86,000
BRL	9,574,476	USD	1,827,434	Deutsche Bank AG	04/02/26	20,253
BRL	13,074,360	USD	2,467,000	HSBC Bank PLC	04/02/26	56,097
BRL	9,268,082	USD	1,747,047	JPMorgan Chase Bank N.A.	04/02/26	41,513
BRL	18,636,225	USD	3,586,441	JPMorgan Chase Bank N.A.	04/02/26	9,987
USD	3,617,940	BRL	18,716,148	Citibank N.A.	04/02/26	6,088
USD	22,582,047	BRL	116,953,551	Citibank N.A.	04/02/26	12,289
USD	1,791,000	INR	166,169,338	Citibank N.A.	04/02/26	38,299
GBP	1,043,700	USD	1,376,112	Barclays Bank PLC	04/08/26	5,315
GBP	3,131,100	USD	4,129,411	HSBC Bank PLC	04/08/26	14,869
GBP	1,043,700	USD	1,375,510	JPMorgan Chase Bank N.A.	04/08/26	5,917
1002026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	268,263	EUR	228,826	State Street Bank and Trust Co.	04/16/26	$3,559
ARS	990,156,065	USD	638,522	Citibank N.A.	04/23/26	54,793
CNH	124,181,864	USD	18,045,666	UBS AG	04/24/26	18,617
COP	6,474,803,790	GBP	1,301,000	Morgan Stanley & Co. International PLC	04/24/26	28,315
COP	4,972,008,000	USD	1,338,000	HSBC Bank PLC	04/24/26	6,029
COP	6,781,700,000	USD	1,825,000	HSBC Bank PLC	04/24/26	8,224
COP	12,928,158,263	USD	3,459,039	Morgan Stanley & Co. International PLC	04/24/26	35,691
HUF	151,042,495	EUR	388,000	Morgan Stanley & Co. International PLC	04/24/26	4,357
HUF	458,744,500	USD	1,370,000	Barclays Bank PLC	04/24/26	6,978
HUF	2,531,726,824	USD	7,485,964	Credit Agricole Corporate & Investment Bank	04/24/26	113,324
JPY	235,385,386	USD	1,486,000	Bank of America N.A.	04/24/26	705
THB	32,689,417	USD	989,000	Morgan Stanley & Co. International PLC	04/24/26	4,213
THB	30,706,237	USD	929,000	Morgan Stanley & Co. International PLC	04/24/26	3,957
USD	2,295,064	AUD	3,266,000	Australia & New Zealand Banking Group Ltd.	04/24/26	42,364
USD	602,619	AUD	861,919	Bank of America N.A.	04/24/26	8,117
USD	1,348,745	AUD	1,955,000	Barclays Bank PLC	04/24/26	298
USD	1,331,497	AUD	1,930,000	Barclays Bank PLC	04/24/26	294
USD	2,491,000	CAD	3,416,328	JPMorgan Chase Bank N.A.	04/24/26	32,562
USD	1,397,000	CAD	1,910,985	JPMorgan Chase Bank N.A.	04/24/26	21,828
USD	1,913,990	GBP	1,430,500	NatWest Markets PLC	04/24/26	20,641
USD	1,120,019	GBP	834,000	NatWest Markets PLC	04/24/26	16,172
USD	1,791,000	INR	168,801,750	Barclays Bank PLC	04/24/26	1,984
USD	1,420,000	SGD	1,806,308	HSBC Bank PLC	04/24/26	12,499
USD	760,000	TRY	34,844,936	UBS AG	04/24/26	985
ZAR	23,396,038	USD	1,370,000	Morgan Stanley & Co. International PLC	04/24/26	10,016
IDR	20,783,913,835	USD	1,221,073	Royal Bank of Canada	04/27/26	2,846
IDR	54,430,232,719	USD	3,193,869	Standard Chartered Bank	04/27/26	11,407
MXN	25,971,670	USD	1,433,082	UBS AG	04/27/26	12,713
TRY	47,250,807	USD	1,021,043	Barclays Bank PLC	04/27/26	4,108
USD	621,705	CZK	12,786,049	Credit Agricole Corporate & Investment Bank	04/27/26	19,343
USD	620,603	CZK	12,805,459	Deutsche Bank AG	04/27/26	17,326
USD	4,361,607	CZK	90,026,948	State Street Bank and Trust Co.	04/27/26	120,354
USD	2,993,926	HUF	979,597,509	Credit Agricole Corporate & Investment Bank	04/27/26	54,188
USD	12,421,997	IDR	210,545,395,193	BNP Paribas SA	04/27/26	23,445
USD	32,004,784	MXN	564,084,325	Citibank N.A.	04/27/26	603,248
USD	1,733,240	MXN	30,712,935	State Street Bank and Trust Co.	04/27/26	23,508
USD	3,028,186	PEN	10,179,551	Societe Generale	04/27/26	107,325
USD	5,690,709	PHP	338,335,433	Citibank N.A.	04/27/26	118,265
USD	1,034,304	PHP	60,000,000	Citibank N.A.	04/27/26	46,094
USD	15,609,924	PHP	925,145,558	HSBC Bank PLC	04/27/26	372,612
USD	20,017,665	PLN	71,711,284	Deutsche Bank AG	04/27/26	700,884
USD	289,552	PLN	1,070,151	HSBC Bank PLC	04/27/26	1,287
USD	7,334,471	THB	227,727,989	JPMorgan Chase Bank N.A.	04/27/26	413,573
USD	12,039,290	THB	373,807,929	JPMorgan Chase Bank N.A.	04/27/26	678,867
USD	833,554	UYU	31,915,961	HSBC Bank PLC	04/27/26	48,491
CZK	85,780,012	USD	4,025,174	Societe Generale	04/28/26	16,050
EUR	1,989,240	USD	2,283,125	BNP Paribas SA	04/28/26	19,407
EUR	719,369	USD	826,845	Societe Generale	04/28/26	5,820
IDR	14,643,393,342	USD	860,010	Societe Generale	04/28/26	2,331
USD	6,448,650	CZK	132,387,462	Societe Generale	04/28/26	211,680
USD	2,352,264	EUR	1,989,240	Barclays Bank PLC	04/28/26	49,731
USD	494,589	EUR	418,295	Barclays Bank PLC	04/28/26	10,416
USD	1,821,361	EUR	1,540,402	Barclays Bank PLC	04/28/26	38,356
USD	804,226	EUR	680,110	Barclays Bank PLC	04/28/26	17,003
USD	1,652,394	EUR	1,397,381	Barclays Bank PLC	04/28/26	34,935
USD	3,313,399	EUR	2,802,232	Deutsche Bank AG	04/28/26	69,834
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	495,230	EUR	418,097	State Street Bank and Trust Co.	04/28/26	$11,286
USD	3,081,080	IDR	52,119,239,209	Citibank N.A.	04/28/26	11,806
USD	3,786,712	MXN	65,596,831	Goldman Sachs International	04/28/26	135,363
USD	1,128,558	MXN	20,041,492	State Street Bank and Trust Co.	04/28/26	12,978
USD	1,615,899	PEN	5,437,500	Societe Generale	04/28/26	55,781
USD	3,020,965	PHP	181,167,260	JPMorgan Chase Bank N.A.	04/28/26	37,046
USD	100,734	PLN	372,514	Citibank N.A.	04/28/26	390
USD	6,966,029	PLN	24,921,241	HSBC Bank PLC	04/28/26	253,037
USD	2,130,215	ZAR	35,337,797	Credit Agricole Corporate & Investment Bank	04/28/26	46,474
USD	11,768,245	ZAR	189,148,181	NatWest Markets PLC	04/28/26	614,864
USD	34,276,110	ZAR	558,721,162	Societe Generale	04/28/26	1,330,354
USD	1,133,918	ZAR	18,397,456	State Street Bank and Trust Co.	04/28/26	49,087
USD	1,390,000	PEN	4,811,485	HSBC Bank PLC	05/04/26	9,952
USD	1,163,015	TRY	54,012,620	Barclays Bank PLC	05/04/26	369
BRL	19,200,631	USD	3,615,053	Barclays Bank PLC	05/05/26	65,801
BRL	99,687,694	USD	18,866,024	BNP Paribas SA	05/05/26	244,592
INR	1,553,173,529	USD	16,297,301	Citibank N.A.	05/27/26	114,930
INR	52,892,888	USD	555,000	Citibank N.A.	05/27/26	3,914
USD	1,350,000	INR	127,520,325	Citibank N.A.	05/27/26	2,505
USD	2,858,000	INR	269,965,251	Citibank N.A.	05/27/26	5,304
BRL	5,952,187	USD	1,070,691	JPMorgan Chase Bank N.A.	06/02/26	62,813
AUD	12,903,000	USD	8,870,894	JPMorgan Chase Bank N.A.	06/17/26	21,331
BRL	48,912,031	USD	9,169,000	Goldman Sachs International	06/17/26	111,935
BRL	49,058,729	USD	9,196,500	Goldman Sachs International	06/17/26	112,271
BRL	39,389,777	USD	7,383,968	Goldman Sachs International	06/17/26	90,144
BRL	98,959,017	USD	18,468,016	HSBC Bank PLC	06/17/26	309,210
COP	32,642,037,500	USD	8,495,000	Morgan Stanley & Co. International PLC	06/17/26	231,533
EUR	56,278,000	USD	65,035,127	HSBC Bank PLC	06/17/26	245,410
JPY	948,217,500	AUD	8,650,715	Morgan Stanley & Co. International PLC	06/17/26	52,123
JPY	1,887,000,000	AUD	16,773,408	NatWest Markets PLC	06/17/26	408,298
JPY	943,000,000	EUR	5,135,788	BNP Paribas SA	06/17/26	23,418
USD	31,794,811	AUD	45,048,000	Australia & New Zealand Banking Group Ltd.	06/17/26	749,556
USD	437,057	AUD	619,000	Barclays Bank PLC	06/17/26	10,467
USD	22,835,431	EUR	19,634,106	State Street Bank and Trust Co.	06/17/26	60,546
USD	566,750	GBP	424,000	JPMorgan Chase Bank N.A.	06/17/26	5,677
USD	12,548,813	GBP	9,393,000	NatWest Markets PLC	06/17/26	119,180
USD	645,800	GBP	482,000	State Street Bank and Trust Co.	06/17/26	7,976
USD	106,692,143	GBP	80,332,000	State Street Bank and Trust Co.	06/17/26	389,865
USD	6,349,715	HKD	49,545,000	HSBC Bank PLC	06/17/26	5,489
USD	6,182,639	IDR	104,060,000,000	Bank of America N.A.	06/17/26	66,667
USD	18,394,000	IDR	312,786,291,200	Barclays Bank PLC	06/17/26	10,450
USD	1,986,073	IDR	33,669,900,000	BNP Paribas SA	06/17/26	7,175
USD	3,084,329	IDR	51,900,000,000	Citibank N.A.	06/17/26	33,983
USD	6,212,400	IDR	104,710,000,000	HSBC Bank PLC	06/17/26	58,225
USD	3,098,132	IDR	52,250,000,000	Morgan Stanley & Co. International PLC	06/17/26	27,216
USD	9,176,698	INR	853,800,000	Bank of America N.A.	06/17/26	181,913
USD	1,520,108	JPY	235,200,000	Goldman Sachs International	06/17/26	28,407
USD	6,267,593	MXN	112,901,286	Citibank N.A.	06/17/26	10,809
USD	25,781,391	PHP	1,544,588,930	BNP Paribas SA	06/17/26	425,123
USD	199,205	PLN	732,000	Royal Bank of Canada	06/17/26	2,073
USD	9,735,391	SGD	12,369,000	State Street Bank and Trust Co.	06/17/26	62,417
USD	18,286,182	AUD	25,600,000	NatWest Markets PLC	06/18/26	644,020
USD	10,068,132	SGD	12,750,000	Goldman Sachs International	06/18/26	96,531
INR	84,657,300	USD	886,000	Citibank N.A.	07/06/26	3,644
INR	130,903,500	USD	1,370,000	Citibank N.A.	07/06/26	5,635
COP	760,495,837	USD	197,480	Bank of New York Mellon	07/07/26	4,962
NGN	1,585,354,219	USD	1,061,325	Citibank N.A.	07/28/26	34,011
NGN	754,343,750	USD	505,000	Citibank N.A.	07/28/26	16,183
1022026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	8,456,200	USD	461,094	Goldman Sachs International	08/18/26	$5,029
MXN	32,979,000	USD	1,794,510	Goldman Sachs International	08/18/26	23,357
MXN	211,403,974	USD	11,226,623	Morgan Stanley & Co. International PLC	08/18/26	426,378
USD	14,186,516	MXN	252,839,174	HSBC Bank PLC	08/18/26	249,525
USD	46,131,145	HKD	356,400,000	Citibank N.A.	12/16/26	251,866
						$13,724,625
BRL	13,962,606	USD	2,699,053	Citibank N.A.	04/02/26	(4,542)
BRL	75,194,751	USD	14,519,024	Citibank N.A.	04/02/26	(7,901)
INR	168,425,640	USD	1,791,000	Barclays Bank PLC	04/02/26	(14,500)
USD	3,615,053	BRL	19,080,250	Barclays Bank PLC	04/02/26	(67,064)
USD	18,866,024	BRL	99,064,171	BNP Paribas SA	04/02/26	(251,432)
USD	4,754,916	BRL	26,405,000	JPMorgan Chase Bank N.A.	04/02/26	(340,735)
USD	23,970	BRL	126,410	JPMorgan Chase Bank N.A.	04/02/26	(425)
USD	6,720,909	BRL	37,472,429	Morgan Stanley & Co. International PLC	04/02/26	(510,540)
USD	1,429,000	BRL	7,517,969	Societe Generale	04/02/26	(21,822)
USD	1,343,000	BRL	7,065,523	Societe Generale	04/02/26	(20,508)
USD	6,905,250	GBP	5,218,500	Barclays Bank PLC	04/08/26	(1,883)
THB	49,568,579	USD	1,601,052	Barclays Bank PLC	04/17/26	(95,891)
THB	49,505,047	USD	1,599,000	Barclays Bank PLC	04/17/26	(95,768)
THB	24,707,495	USD	798,046	Barclays Bank PLC	04/17/26	(47,797)
THB	24,675,827	USD	797,023	Barclays Bank PLC	04/17/26	(47,736)
THB	82,716,396	USD	2,669,235	Barclays Bank PLC	04/17/26	(157,533)
THB	82,610,377	USD	2,665,814	Barclays Bank PLC	04/17/26	(157,331)
THB	24,617,859	USD	794,124	Citibank N.A.	04/17/26	(46,597)
THB	24,586,306	USD	793,107	Citibank N.A.	04/17/26	(46,538)
THB	24,773,858	USD	799,931	Citibank N.A.	04/17/26	(47,667)
THB	24,742,105	USD	798,906	Citibank N.A.	04/17/26	(47,606)
THB	24,769,419	USD	799,400	JPMorgan Chase Bank N.A.	04/17/26	(47,271)
THB	24,737,672	USD	798,376	JPMorgan Chase Bank N.A.	04/17/26	(47,211)
EGP	79,814,882	USD	1,623,904	Societe Generale	04/20/26	(194,981)
EGP	40,008,100	USD	814,000	Societe Generale	04/20/26	(97,736)
CHF	1,188,781	USD	1,512,000	NatWest Markets PLC	04/24/26	(21,072)
CHF	1,103,892	USD	1,410,000	NatWest Markets PLC	04/24/26	(25,537)
CLP	8,010,879,794	USD	8,656,293	UBS AG	04/24/26	(3,553)
CLP	4,293,116,160	USD	4,639,000	UBS AG	04/24/26	(1,904)
CNH	21,994,007	USD	3,201,000	UBS AG	04/24/26	(1,612)
CZK	60,365,252	USD	2,869,000	Credit Agricole Corporate & Investment Bank	04/24/26	(25,238)
CZK	163,438,122	USD	7,736,595	HSBC Bank PLC	04/24/26	(37,148)
EUR	1,436,842	HUF	560,024,357	Citibank N.A.	04/24/26	(18,184)
EUR	388,000	HUF	149,674,570	Citibank N.A.	04/24/26	(251)
EUR	2,240,500	USD	2,605,292	Bank of America N.A.	04/24/26	(12,455)
EUR	1,397,998	USD	1,620,506	NatWest Markets PLC	04/24/26	(2,662)
IDR	284,643,592,541	USD	16,818,335	Citibank N.A.	04/24/26	(57,735)
IDR	19,395,591,600	USD	1,146,000	Citibank N.A.	04/24/26	(3,934)
INR	1,527,350,455	USD	16,297,301	JPMorgan Chase Bank N.A.	04/24/26	(109,941)
INR	219,862,428	USD	2,346,000	JPMorgan Chase Bank N.A.	04/24/26	(15,826)
KRW	2,692,289,978	USD	1,795,231	HSBC Bank PLC	04/24/26	(10,804)
KRW	3,482,280,180	USD	2,322,000	HSBC Bank PLC	04/24/26	(13,974)
MXN	153,563,273	USD	8,623,000	HSBC Bank PLC	04/24/26	(72,268)
MXN	324,097,204	USD	18,178,539	JPMorgan Chase Bank N.A.	04/24/26	(132,113)
MYR	90,263,295	USD	23,036,929	Credit Agricole Corporate & Investment Bank	04/24/26	(726,559)
MYR	9,858,191	USD	2,516,000	Credit Agricole Corporate & Investment Bank	04/24/26	(79,352)
PEN	3,194,612	USD	922,000	Citibank N.A.	04/24/26	(5,204)
PLN	46,520,638	USD	12,641,354	Bank of America N.A.	04/24/26	(110,078)
RON	14,254,617	USD	3,238,968	HSBC Bank PLC	04/24/26	(11,606)
SGD	1,806,589	USD	1,420,000	HSBC Bank PLC	04/24/26	(12,280)
THB	624,979,404	USD	19,117,197	HSBC Bank PLC	04/24/26	(128,250)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	172,466,646	USD	5,275,500	HSBC Bank PLC	04/24/26	$(35,391)
USD	1,814,000	CLP	1,691,555,000	Citibank N.A.	04/24/26	(13,088)
USD	1,332,000	CLP	1,242,090,000	Citibank N.A.	04/24/26	(9,611)
USD	133,000	COP	497,087,500	Morgan Stanley & Co. International PLC	04/24/26	(1,372)
USD	555,000	INR	52,591,800	Citibank N.A.	04/24/26	(2,385)
USD	16,297,301	INR	1,544,332,243	Citibank N.A.	04/24/26	(70,038)
USD	1,772,000	MXN	32,151,522	Goldman Sachs International	04/24/26	(18,266)
USD	650,823	MXN	11,751,878	JPMorgan Chase Bank N.A.	04/24/26	(3,546)
USD	996,858	MXN	18,000,213	JPMorgan Chase Bank N.A.	04/24/26	(5,432)
USD	1,132,177	MXN	20,421,523	Morgan Stanley & Co. International PLC	04/24/26	(4,937)
USD	1,734,142	MXN	31,279,405	Morgan Stanley & Co. International PLC	04/24/26	(7,563)
USD	1,355,000	PEN	4,742,432	Deutsche Bank AG	04/24/26	(5,992)
USD	1,329,000	PHP	81,055,710	Barclays Bank PLC	04/24/26	(5,918)
USD	1,804,000	PHP	110,025,960	Barclays Bank PLC	04/24/26	(8,034)
USD	1,804,000	THB	59,450,820	Citibank N.A.	04/24/26	(2,313)
USD	1,772,000	THB	58,396,260	Citibank N.A.	04/24/26	(2,272)
USD	1,772,000	ZAR	30,523,054	Bank of America N.A.	04/24/26	(28,403)
ZAR	65,888,919	USD	3,917,000	Barclays Bank PLC	04/24/26	(30,540)
ZAR	30,547,245	USD	1,808,000	Citibank N.A.	04/24/26	(6,170)
ZAR	22,555,626	USD	1,335,000	Citibank N.A.	04/24/26	(4,556)
ZAR	238,253,263	USD	14,082,632	NatWest Markets PLC	04/24/26	(29,255)
IDR	36,285,769,914	USD	2,149,361	HSBC Bank PLC	04/27/26	(12,572)
MXN	82,133,318	USD	4,726,322	Morgan Stanley & Co. International PLC	04/27/26	(154,112)
MXN	6,529,287	USD	375,689	Morgan Stanley & Co. International PLC	04/27/26	(12,215)
MXN	56,454,561	USD	3,153,950	UBS AG	04/27/26	(11,228)
PEN	6,623,625	USD	1,972,491	Societe Generale	04/27/26	(71,947)
PEN	3,766,375	USD	1,121,279	Societe Generale	04/27/26	(40,577)
PHP	27,507,348	USD	465,201	Barclays Bank PLC	04/27/26	(12,150)
PHP	69,408,920	USD	1,147,065	Citibank N.A.	04/27/26	(3,888)
PHP	48,613,389	USD	804,192	Goldman Sachs International	04/27/26	(3,521)
PHP	48,617,026	USD	804,718	JPMorgan Chase Bank N.A.	04/27/26	(3,987)
THB	144,826,014	USD	4,580,333	Barclays Bank PLC	04/27/26	(178,915)
USD	3,219,207	CNH	22,300,033	Morgan Stanley & Co. International PLC	04/27/26	(25,477)
USD	3,853,003	CNH	26,604,778	Societe Generale	04/27/26	(18,027)
USD	11,780,967	COP	44,399,517,853	Morgan Stanley & Co. International PLC	04/27/26	(210,671)
USD	436,592	IDR	7,418,141,640	Morgan Stanley & Co. International PLC	04/27/26	(246)
USD	1,964,529	IDR	33,455,933,054	Societe Generale	04/27/26	(5,617)
USD	203,687	TRY	9,426,020	Barclays Bank PLC	04/27/26	(820)
EUR	403,542	USD	468,116	HSBC Bank PLC	04/28/26	(1,019)
EUR	680,110	USD	789,037	Societe Generale	04/28/26	(1,814)
MXN	20,256,454	USD	1,138,733	HSBC Bank PLC	04/28/26	(11,188)
PEN	5,437,500	USD	1,571,169	Citibank N.A.	04/28/26	(11,051)
USD	8,101,548	COP	30,399,438,942	Citibank N.A.	04/28/26	(106,508)
ZAR	17,604,834	USD	1,044,142	Credit Agricole Corporate & Investment Bank	04/28/26	(6,048)
ZAR	33,815,330	USD	2,022,138	Goldman Sachs International	04/28/26	(28,171)
ZAR	33,799,778	USD	2,050,577	UBS AG	04/28/26	(57,527)
PEN	4,125,687	USD	1,233,500	Citibank N.A.	05/04/26	(50,155)
PEN	2,324,566	USD	695,000	Citibank N.A.	05/04/26	(28,259)
PEN	4,123,714	USD	1,233,500	Citibank N.A.	05/04/26	(50,721)
PEN	2,323,454	USD	695,000	Citibank N.A.	05/04/26	(28,578)
USD	27,154,556	BRL	143,484,133	BNP Paribas SA	05/05/26	(352,050)
USD	443,000	BRL	2,316,873	BNP Paribas SA	05/05/26	(1,156)
USD	2,255,000	BRL	11,870,996	Citibank N.A.	05/05/26	(20,728)
USD	2,215,000	BRL	11,660,424	Citibank N.A.	05/05/26	(20,360)
USD	1,567,701	BRL	8,729,427	JPMorgan Chase Bank N.A.	06/02/26	(94,688)
USD	1,083,253	BRL	6,039,785	Morgan Stanley & Co. International PLC	06/02/26	(66,933)
AUD	4,238,231	JPY	471,750,000	Morgan Stanley & Co. International PLC	06/17/26	(71,145)
AUD	4,196,661	JPY	467,032,500	Morgan Stanley & Co. International PLC	06/17/26	(69,875)
CNH	21,360,000	USD	3,122,716	Morgan Stanley & Co. International PLC	06/17/26	(4,705)
1042026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	156,310,000,000	USD	9,210,961	Bank of America N.A.	06/17/26	$(24,073)
IDR	144,489,785,600	USD	8,497,000	Barclays Bank PLC	06/17/26	(4,828)
INR	570,200,000	USD	6,259,743	Bank of America N.A.	06/17/26	(252,685)
INR	283,600,000	USD	3,104,713	Morgan Stanley & Co. International PLC	06/17/26	(116,986)
MXN	498,774,942	USD	27,702,024	Bank of America N.A.	06/17/26	(60,822)
MXN	170,948,270	USD	9,503,000	Deutsche Bank AG	06/17/26	(29,357)
MXN	99,630,464	USD	5,537,976	Goldman Sachs International	06/17/26	(16,636)
SGD	2,517,900	USD	1,986,133	BNP Paribas SA	06/17/26	(17,050)
SGD	2,556,050	USD	2,004,172	BNP Paribas SA	06/17/26	(5,255)
SGD	3,890,000	USD	3,088,432	JPMorgan Chase Bank N.A.	06/17/26	(46,321)
USD	35,456,000	BRL	188,094,080	Citibank N.A.	06/17/26	(234,381)
USD	48,168,000	BRL	256,952,196	Goldman Sachs International	06/17/26	(588,037)
USD	39,919,000	BRL	212,229,363	UBS AG	06/17/26	(350,991)
USD	3,281,344	EUR	2,831,348	NatWest Markets PLC	06/17/26	(2,922)
USD	455,889,170	EUR	395,433,000	Societe Generale	06/17/26	(2,799,455)
USD	2,171,202	EUR	1,890,000	Toronto-Dominion Bank	06/17/26	(21,133)
USD	151,565,459	EUR	131,400,000	Toronto-Dominion Bank	06/17/26	(854,004)
USD	2,001,994	IDR	34,180,050,000	Bank of America N.A.	06/17/26	(6,887)
USD	1,370,384	JPY	217,416,912	Bank of New York Mellon	06/17/26	(8,532)
USD	2,267,533	JPY	358,087,000	UBS AG	06/17/26	(3,549)
USD	6,267,593	ZAR	107,299,312	Morgan Stanley & Co. International PLC	06/17/26	(36,139)
ZAR	468,413,524	USD	27,702,024	Citibank N.A.	06/17/26	(183,176)
ZAR	296,504,374	USD	17,691,500	JPMorgan Chase Bank N.A.	06/17/26	(272,151)
ZAR	92,875,837	USD	5,537,976	State Street Bank and Trust Co.	06/17/26	(81,609)
USD	741,685	COP	2,864,386,360	Bank of New York Mellon	07/07/26	(20,807)
USD	279,561	COP	1,079,663,267	Bank of New York Mellon	07/07/26	(7,843)
USD	1,925,607	COP	7,465,576,763	Bank of New York Mellon	07/07/26	(61,710)
USD	1,346,971	COP	5,110,409,556	Bank of New York Mellon	07/07/26	(13,406)
USD	1,424,844	COP	5,385,909,002	Bank of New York Mellon	07/07/26	(8,871)
USD	493,535	COP	1,856,186,086	Bank of New York Mellon	07/07/26	(577)
USD	517,725	COP	1,956,222,933	Bank of New York Mellon	07/07/26	(3,017)
USD	532,000	INR	51,508,240	HSBC Bank PLC	10/01/26	(4,103)
HKD	69,000,000	USD	8,898,862	HSBC Bank PLC	12/16/26	(16,511)
HKD	34,747,440	USD	4,481,806	HSBC Bank PLC	12/16/26	(8,777)
HKD	34,755,650	USD	4,482,865	HSBC Bank PLC	12/16/26	(8,779)
HKD	69,000,000	USD	8,899,781	UBS AG	12/16/26	(17,429)
HKD	69,512,494	USD	8,965,883	UBS AG	12/16/26	(17,558)
HKD	79,384,416	USD	10,239,055	UBS AG	12/16/26	(19,920)
						$(12,428,573)
						$1,296,052

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sabre Corp.	258	04/17/26	USD	2.00	USD	37	$1,290
Sabre Corp.	284	04/17/26	USD	3.00	USD	41	3,550
U.S. Treasury 10-Year Notes Futures	33	04/24/26	USD	112.50	USD	366,248	6,703
U.S. Treasury 5-Year Notes Futures	96	04/24/26	USD	108.50	USD	1,038,450	32,250
U.S. Treasury Bond Futures	33	04/24/26	USD	115.00	USD	374,963	28,875
iShares iBoxx USD High Yield Corporate Bond ETF	11,490	06/18/26	USD	80.00	USD	91,414	453,209
Lionsgate Studios Corp.	242	06/18/26	USD	12.00	USD	232	15,125
ESTX Banks	150	09/18/26	EUR	310.00	EUR	1,792	10,836
Euro STOXX 50 Index	58	09/18/26	EUR	6,000.00	EUR	3,230	79,207
Euro STOXX 50 Index	58	09/18/26	EUR	6,600.00	EUR	3,230	11,061
NASDAQ 100 E-Mini Index	7	09/18/26	USD	29,500.00	USD	3,378	8,155
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
NASDAQ 100 Stock Index	3	09/18/26	USD	29,500.00	USD	7,122	$17,842
Russell 2000 E-Mini Index	23	09/18/26	USD	2,900.00	USD	2,908	49,450
Russell 2000 E-Mini Index	23	09/18/26	USD	3,300.00	USD	2,908	6,440
							$723,993
Put
Euro STOXX 50 Index	22	04/17/26	EUR	5,000.00	EUR	1,225	$5,048
Euro STOXX 50 Index	38	04/17/26	EUR	5,800.00	EUR	2,116	129,461
iShares Russell 2000 ETF	100	04/17/26	USD	215.00	USD	2,480	4,426
State Street Consumer Staples Select Sector SPDR ETF	1,495	04/17/26	USD	82.00	USD	12,256	201,166
State Street SPDR S&P 500 ETF Trust	163	04/17/26	USD	650.00	USD	10,601	188,668
Euro STOXX 50 Index	176	05/15/26	EUR	5,200.00	EUR	9,803	215,839
Euro STOXX 50 Index	176	05/15/26	EUR	5,600.00	EUR	9,803	512,744
							$1,257,352
							$1,981,345
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	BNP Paribas SA	—	04/03/26	KRW	1,400.00	KRW	1,400.00	USD	175	$—
USD Currency	One-Touch	HSBC Bank PLC	—	04/09/26	KRW	1,415.00	KRW	1,415.00	USD	583	2,712
USD Currency	Under-and-In	BNP Paribas SA	—	04/16/26	JPY	159.00	JPY	163.00	USD	13,538	2,106
S&P 500 Index	One-Touch	Barclays Bank PLC	3,750,724	04/17/26	USD	6,536.76	USD	6,536.76	USD	—	1,477,487
USD Currency	One-Touch	Standard Chartered Bank	—	05/11/26	INR	89.00	INR	89.00	USD	825	11,355
EUR Currency	One-Touch	Bank of America N.A.	—	05/14/26	MXN	19.80	MXN	19.80	EUR	328	8,835
USD Currency	One-Touch	BNP Paribas SA	—	05/22/26	JPY	150.00	JPY	150.00	USD	840	61,184
EUR Currency	One-Touch	Deutsche Bank AG	—	06/04/26	USD	1.13	USD	1.13	EUR	972	152,936
											$1,716,615
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	04/01/26	ZAR	16.60	USD	6,163	$115,812
EUR Currency	Citibank N.A.	—	04/09/26	BRL	6.29	EUR	2,993	1,626
USD Currency	Morgan Stanley & Co. International PLC	—	04/09/26	THB	32.00	USD	3,690	67,727
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	910.00	USD	1,391	32,524
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	910.00	USD	1,481	34,628
EUR Currency	HSBC Bank PLC	—	04/15/26	USD	1.22	EUR	13,001	350
USD Currency	JPMorgan Chase Bank N.A.	—	04/22/26	MXN	18.10	USD	3,795	36,890
USD Currency	Standard Chartered Bank	—	04/22/26	THB	33.00	USD	3,166	19,541
USD Currency	UBS AG	—	04/27/26	BRL	5.45	USD	7,747	33,427
USD Currency	Bank of America N.A.	—	05/07/26	IDR	16,900.00	USD	3,460	38,112
USD Currency	BNP Paribas SA	—	05/15/26	NOK	10.00	USD	6,926	39,259
USD Currency	Morgan Stanley & Co. International PLC	—	05/22/26	COP	3,850.00	USD	5,316	52,168
USD Currency	Morgan Stanley & Co. International PLC	—	05/27/26	COP	3,920.00	USD	111	841
USD Currency	UBS AG	—	05/27/26	COP	3,920.00	USD	6,021	45,521
USD Currency	UBS AG	—	05/27/26	COP	3,920.00	USD	434	3,278
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.69	AUD	6,867	119,425
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.69	AUD	516	8,974
								$650,103
Put
EUR Currency	Goldman Sachs International	—	04/01/26	USD	1.17	EUR	8,513	75,656
1062026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	HSBC Bank PLC	—	04/01/26	HUF	333.00	USD	6,627	$26,921
AUD Currency	BNP Paribas SA	—	04/02/26	USD	0.69	AUD	639	1,484
GBP Currency	Morgan Stanley & Co. International PLC	—	04/02/26	USD	1.33	GBP	10,437	42,625
USD Currency	Morgan Stanley & Co. International PLC	—	04/08/26	HUF	335.00	USD	9,824	141,056
USD Currency	Deutsche Bank AG	—	04/13/26	CLP	850.00	USD	2,872	177
EUR Currency	Societe Generale	—	04/15/26	USD	1.14	EUR	8,107	19,808
USD Currency	Goldman Sachs International	—	04/22/26	BRL	5.16	USD	1,344	12,698
EUR Currency	BNP Paribas SA	—	04/28/26	USD	1.14	EUR	9,661	37,310
USD Currency	Barclays Bank PLC	—	04/28/26	HUF	333.00	USD	6,627	150,253
AUD Currency	HSBC Bank PLC	—	05/01/26	USD	0.67	AUD	10,400	32,315
USD Currency	HSBC Bank PLC	—	05/04/26	IDR	16,400.00	USD	7,533	1,203
S&P 500 Index	BNP Paribas SA	161	06/18/26	USD	6,950.00	USD	—	43,584
S&P 500 Index	BNP Paribas SA	107	09/18/26	USD	6,950.00	USD	—	42,425
USD Currency	HSBC Bank PLC	—	01/08/27	INR	92.40	USD	9,541	58,723
								$686,238
								$1,336,341
OTC Credit Default Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap,12/20/30	5.00%	Quarterly	CDX.NA.HY.45.V2	Quarterly	Morgan Stanley & Co. International PLC	04/15/26	103.00	USD	2,775	$8,275
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 3.68%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55%	USD	157,151	$25,735
1-Year Interest Rate Swap, 05/09/27	1-day SOFR, 3.68%	Annual	1.10%	Annual	Bank of America N.A.	05/07/26	1.10%	JPY	17,252,600	24,300
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00%	USD	785,769	215,202
3-Year Interest Rate Swap, 06/10/29	1-day SOFR, 3.68%	Quarterly	4.40%	Quarterly	Bank of America N.A.	06/09/26	4.40%	AUD	58,660	103,269
3-Year Interest Rate Swap, 10/01/27	1-day SOFR, 3.68%	Quarterly	4.80%	Quarterly	Bank of America N.A.	09/30/26	4.80%	AUD	83,530	156,984
1-Year Interest Rate Swap, 12/17/27	1-day SOFR, 3.68%	Quarterly	2.85%	Quarterly	Bank of America N.A.	12/15/26	2.85%	KRW	82,000,000	26,368
10-Year Interest Rate Swap, 03/29/38	1-day SOFR, 3.68%	Annual	4.11%	Annual	Deutsche Bank AG	03/27/28	4.11%	USD	87,334	3,422,595
10-Year Interest Rate Swap, 04/01/38	1-day SOFR, 3.68%	Annual	4.05%	Annual	Deutsche Bank AG	03/30/28	4.05%	USD	87,334	3,204,064
										$7,178,517
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 03/29/38	4.11%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	03/27/28	4.11%	USD	87,334	$2,989,100
10-Year Interest Rate Swap, 04/01/38	4.05%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	03/30/28	4.05%	USD	87,334	3,185,988
										6,175,088
										$13,353,605
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx USD Investment Grade Corporate Bond ETF	6,160	06/18/26	USD	111.00	USD	67,138	$(423,927)
Euro STOXX 50 Index	116	09/18/26	EUR	6,300.00	EUR	6,461	(64,894)
Russell 2000 E-Mini Index	46	09/18/26	USD	3,100.00	USD	5,816	(36,110)
							$(524,931)
Put
iShares Russell 2000 ETF	100	04/17/26	USD	175.00	USD	2,480	$(435)
State Street Consumer Staples Select Sector SPDR ETF	1,495	04/17/26	USD	78.00	USD	12,256	(42,571)
State Street SPDR S&P 500 ETF Trust	163	04/17/26	USD	630.00	USD	10,601	(93,462)
U.S. Treasury 10-Year Notes Futures	33	04/24/26	USD	111.00	USD	366,248	(22,688)
U.S. Treasury 5-Year Notes Futures	58	04/24/26	USD	107.00	USD	627,397	(8,156)
U.S. Treasury Bond Futures	17	04/24/26	USD	112.00	USD	193,163	(9,828)
Euro STOXX 50 Index	352	05/15/26	EUR	5,400.00	EUR	19,605	(670,301)
iShares iBoxx USD High Yield Corporate Bond ETF	1,436	06/18/26	USD	75.00	USD	11,425	(63,282)
							$(910,723)
							$(1,435,654)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	BNP Paribas SA	04/03/26	KRW	1,365.00	KRW	1,365.00	USD	175	$—
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	HSBC Bank PLC	—	04/09/26	BRL	6.29	EUR	2,993	$(1,626)
USD Currency	HSBC Bank PLC	—	04/09/26	KRW	1,480.00	USD	2,915	(55,583)
EUR Currency	HSBC Bank PLC	—	04/15/26	USD	1.24	EUR	26,002	(205)
USD Currency	Societe Generale	—	04/23/26	CNH	6.88	USD	6,789	(22,772)
USD Currency	UBS AG	—	04/27/26	BRL	5.70	USD	11,620	(16,319)
USD Currency	Bank of America N.A.	—	05/04/26	ZAR	16.74	USD	20,092	(512,150)
USD Currency	Barclays Bank PLC	—	05/04/26	BRL	5.65	USD	20,087	(55,239)
USD Currency	Morgan Stanley & Co. International PLC	—	05/04/26	MXN	18.05	USD	20,087	(279,852)
USD Currency	Bank of America N.A.	—	05/07/26	IDR	17,200.00	USD	3,460	(16,436)
EUR Currency	Bank of America N.A.	—	05/14/26	MXN	20.90	EUR	3,276	(46,297)
EUR Currency	Deutsche Bank AG	—	05/14/26	MXN	20.50	EUR	1,204	(29,558)
1082026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	BNP Paribas SA	—	05/14/26	CLP	910.00	USD	1,338	$(41,923)
USD Currency	Standard Chartered Bank	—	05/14/26	INR	92.80	USD	4,208	(79,748)
EUR Currency	Deutsche Bank AG	—	05/15/26	MXN	20.55	EUR	9,838	(227,904)
USD Currency	BNP Paribas SA	—	05/15/26	NOK	10.25	USD	6,926	(17,771)
USD Currency	HSBC Bank PLC	—	05/15/26	CLP	905.00	USD	4,918	(170,791)
USD Currency	HSBC Bank PLC	—	05/15/26	ZAR	17.50	USD	7,376	(90,333)
USD Currency	Morgan Stanley & Co. International PLC	—	05/22/26	COP	4,000.00	USD	2,658	(10,880)
USD Currency	Morgan Stanley & Co. International PLC	—	05/27/26	COP	4,200.00	USD	167	(292)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	651	(1,140)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	4,170	(7,305)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	4,629	(8,110)
USD Currency	HSBC Bank PLC	—	06/04/26	INR	95.50	USD	1,772	(15,002)
EUR Currency	Morgan Stanley & Co. International PLC	—	06/08/26	HUF	410.00	EUR	2,830	(26,019)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	4,470	(105,962)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	12,574	(298,069)
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.73	AUD	1,032	(3,466)
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.73	AUD	13,734	(46,124)
USD Currency	Goldman Sachs International	—	09/28/26	ZAR	17.40	USD	674	(22,626)
								$(2,209,502)
Put
USD Currency	Barclays Bank PLC	—	04/01/26	HUF	333.00	USD	6,627	(26,921)
AUD Currency	BNP Paribas SA	—	04/02/26	USD	0.68	AUD	639	(111)
USD Currency	HSBC Bank PLC	—	04/09/26	KRW	1,445.00	USD	2,915	(1,032)
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	850.00	USD	1,391	(86)
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	850.00	USD	1,481	(91)
USD Currency	HSBC Bank PLC	—	04/16/26	COP	3,700.00	USD	3,163	(38,895)
EUR Currency	Goldman Sachs International	—	04/23/26	BRL	6.15	EUR	4,122	(128,504)
EUR Currency	BNP Paribas SA	—	04/28/26	USD	1.12	EUR	9,661	(13,658)
AUD Currency	HSBC Bank PLC	—	05/01/26	USD	0.65	AUD	10,400	(11,014)
USD Currency	Barclays Bank PLC	—	05/04/26	COP	3,520.00	USD	5,022	(7,657)
USD Currency	Barclays Bank PLC	—	05/04/26	IDR	16,400.00	USD	7,533	(1,203)
USD Currency	Barclays Bank PLC	—	05/04/26	BRL	5.15	USD	20,087	(215,100)
EUR Currency	Deutsche Bank AG	—	05/14/26	MXN	20.50	EUR	1,204	(7,693)
EUR Currency	Societe Generale	—	05/14/26	USD	1.12	EUR	4,054	(10,069)
USD Currency	BNP Paribas SA	—	05/14/26	CLP	910.00	USD	1,338	(19,407)
USD Currency	Morgan Stanley & Co. International PLC	—	05/14/26	ZAR	16.30	USD	33,240	(176,137)
USD Currency	UBS AG	—	05/14/26	MXN	17.55	USD	33,240	(208,127)
EUR Currency	Deutsche Bank AG	—	05/15/26	MXN	20.55	EUR	9,838	(75,027)
USD Currency	HSBC Bank PLC	—	05/15/26	CLP	905.00	USD	4,918	(61,613)
USD Currency	UBS AG	—	05/18/26	HUF	330.00	USD	6,627	(137,950)
USD Currency	Morgan Stanley & Co. International PLC	—	05/22/26	COP	3,600.00	USD	2,658	(21,021)
USD Currency	Standard Chartered Bank	—	05/22/26	THB	32.00	USD	3,166	(32,531)
S&P 500 Index	BNP Paribas SA	161	06/18/26	USD	6,225.00	USD	—	(23,511)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.25	USD	4,470	(109,348)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	12,574	(451,092)
S&P 500 Index	BNP Paribas SA	107	09/18/26	USD	6,225.00	USD	—	(25,790)
								$(1,803,588)
								$(4,013,090)

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
Bought Protection on 5-Year Credit Default Swap,12/20/30	5.00%	Quarterly	ITRAXX.XO.44.V1	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	300.00	EUR	23,109	$(214,819)
Put
Bought Protection on 5-Year Credit Default Swap,12/20/30	CDX.NA.HY.45.V2	Quarterly	5.00%	Quarterly	Morgan Stanley & Co. International PLC	04/15/26	98.00	USD	2,775	(1,614)
Bought Protection on 5-Year Credit Default Swap,12/20/30	ITRAXX.XO.44.V1	Quarterly	5.00%	Quarterly	Morgan Stanley & Co. International PLC	05/20/26	300.00	EUR	3,499	(78,258)
Bought Protection on 5-Year Credit Default Swap,12/20/30	ITRAXX.XO.44.V1	Quarterly	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	300.00	EUR	23,109	(598,070)
										$(677,942)
										$(892,761)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	04/30/26	3.25%	USD	157,151	$(2,680)
5-Year Interest Rate Swap, 05/07/31	3.86%	Semi-Annual	1-day SOFR, 3.68%	Annual	JPMorgan Chase Bank N.A.	05/05/26	3.86%	CZK	52,572	(1,235)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.68%	Annual	Goldman Sachs International	06/08/26	2.50%	USD	785,769	(65,479)
3-Year Interest Rate Swap, 06/10/29	4.05%	Quarterly	1-day SOFR, 3.68%	Quarterly	Bank of America N.A.	06/09/26	4.05%	AUD	117,320	(60,532)
3-Year Interest Rate Swap, 10/01/27	4.35%	Quarterly	1-day SOFR, 3.68%	Quarterly	Bank of America N.A.	09/30/26	4.35%	AUD	125,300	(100,130)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	12/16/26	3.20%	USD	30,672	(161,934)
10-Year Interest Rate Swap, 03/06/37	3.71%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	03/04/27	3.71%	USD	44,261	(791,903)
10-Year Interest Rate Swap, 03/17/37	3.87%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	03/15/27	3.87%	USD	126,921	(3,033,597)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	11/08/27	3.87%	USD	80,370	(2,287,693)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.68%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03%	USD	79,708	(2,792,525)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	01/31/28	4.10%	USD	91,863	(3,539,845)
1102026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 02/09/38	4.07%	Annual	1-day SOFR, 3.68%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07%	USD	46,866	$(1,736,779)
10-Year Interest Rate Swap, 03/22/38	3.94%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	03/20/28	3.94%	USD	39,709	(1,284,560)
										$(15,858,892)
Put
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50%	USD	785,769	(2,308,865)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70%	USD	302,376	(1,184,396)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80%	USD	294,047	(1,097,978)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85%	USD	728,041	(2,770,195)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR, 3.68%	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60%	USD	15,336	(106,238)
10-Year Interest Rate Swap, 03/06/37	1-day SOFR, 3.68%	Annual	3.71%	Annual	Citibank N.A.	03/04/27	3.71%	USD	44,261	(1,612,482)
10-Year Interest Rate Swap, 03/17/37	1-day SOFR, 3.68%	Annual	3.87%	Annual	Bank of America N.A.	03/15/27	3.87%	USD	126,921	(3,746,154)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30%	USD	814,759	(3,174,378)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.68%	Annual	4.05%	Annual	Goldman Sachs International	10/04/27	4.05%	USD	960,440	(4,998,995)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.68%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87%	USD	80,370	(3,099,269)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Nomura International PLC	12/08/27	4.00%	USD	240,850	(1,419,111)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.68%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03%	USD	79,708	(2,691,871)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50%	USD	494,839	(1,775,085)
10-Year Interest Rate Swap, 02/02/38	1-day SOFR, 3.68%	Annual	4.10%	Annual	Deutsche Bank AG	01/31/28	4.10%	USD	91,863	(3,003,613)
10-Year Interest Rate Swap, 02/09/38	1-day SOFR, 3.68%	Annual	4.07%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07%	USD	46,866	(1,601,972)
10-Year Interest Rate Swap, 03/22/38	1-day SOFR, 3.68%	Annual	3.94%	Annual	Bank of America N.A.	03/20/28	3.94%	USD	39,709	(1,599,604)
										$(36,190,206)
										$(52,049,098)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V2	5.00%	Quarterly	12/20/30	USD	1,940	$(105,418)	$(108,289)	$2,871
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	USD	13,920	$(251,334)	$(301,514)	$50,180
ITRAXX.XO.44.V1	5.00	Quarterly	12/20/30	EUR	36,706	(3,149,407)	(4,164,290)	1,014,883
Brazilian Government International Bond	1.00	Quarterly	06/20/31	USD	8,055	145,115	180,146	(35,031)
CDX.NA.HY.46.V1	5.00	Quarterly	06/20/31	USD	1,952	(96,786)	(77,925)	(18,861)
Colombia Government International Bond	1.00	Quarterly	06/20/31	USD	6,097	353,118	347,596	5,522
ITRAXX.ASIA.XJ.IG.45.V1	1.00	Quarterly	06/20/31	USD	15,246	(59,647)	(95,512)	35,865
ITRAXX.AUST.45.V1	1.00	Quarterly	06/20/31	USD	14,000	(58,747)	(54,986)	(3,761)
ITRAXX.EUR.45.V1	1.00	Quarterly	06/20/31	EUR	17,284	(280,766)	(272,343)	(8,423)
ITRAXX.FINSR.45.V1	1.00	Quarterly	06/20/31	EUR	54,428	(690,861)	(653,419)	(37,442)
ITRAXX.XO.45.V1	5.00	Quarterly	06/20/31	EUR	24,825	(1,847,107)	(1,865,214)	18,107
Mexico Government International Bond	1.00	Quarterly	06/20/31	USD	10,507	42,320	25,669	16,651
Morocco Government International Bond	1.00	Quarterly	06/20/31	USD	1,398	(1,325)	—	(1,325)
Oman Government International Bond	1.00	Quarterly	06/20/31	USD	1,398	(1,840)	(326)	(1,514)
						$(6,002,685)	$(7,040,407)	$1,037,722
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Saudi Government International Bond	1.00%	Quarterly	06/20/31	A+	USD	2,790	$19,577	$18,097	$1,480

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	22,750	$116,615	$—	$116,615
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	28,448	144,470	—	144,470
2.63%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	09/09/30	USD	107,639	(371,976)	—	(371,976)
							$(110,891)	$—	$(110,891)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	369,112	$(1,021,070)	$—	$(1,021,070)
1-day SOFR, 3.68%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	283,259	(495,426)	—	(495,426)
3.79%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	05/16/26	USD	369,112	1,044,726	—	1,044,726
3.81%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	05/16/26	USD	283,259	743,235	21,799	721,436
6.91%	Monthly	28-day MXIBTIIE, 7.06%	Monthly	N/A	09/11/26	MXN	426,550	(11,071)	—	(11,071)
1122026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28-day MXIBTIIE, 7.06%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	68,859	$3,345	$—	$3,345
4.00%	Semi-Annual	6-month WIBOR, 3.89%	At Termination	N/A	12/17/26	PLN	20,705	96	(1,591)	1,687
6.66%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/26	ZAR	278,697	51,088	—	51,088
6.72%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/26	ZAR	205,790	32,193	(4,585)	36,778
13.70%	At Termination	1-day BROIS, 0.05%	At Termination	N/A	01/04/27	BRL	6,957	6,474	—	6,474
13.86%	At Termination	1-day BROIS, 0.05%	At Termination	N/A	01/04/27	BRL	5,423	5,094	—	5,094
13.88%	At Termination	1-day BROIS, 0.05%	At Termination	N/A	01/04/27	BRL	46,076	41,543	—	41,543
1-day MIBOR, 6.98%	At Termination	5.61%	At Termination	06/17/26(a)	06/17/27	INR	7,502,002	(542,859)	—	(542,859)
1-day MIBOR, 6.98%	At Termination	5.62%	At Termination	06/17/26(a)	06/17/27	INR	4,519,278	(322,665)	—	(322,665)
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/27	USD	14,452	115,073	—	115,073
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26(a)	12/11/27	USD	386,606	(1,445,165)	—	(1,445,165)
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/27	USD	26,520	164,856	4,183	160,673
3.88%	Semi-Annual	6-month WIBOR, 3.89%	Annual	N/A	12/17/27	PLN	40,701	84,067	(4,144)	88,211
3.95%	Semi-Annual	6-month WIBOR, 3.89%	Annual	N/A	12/17/27	PLN	23,249	39,706	(4,870)	44,576
6.55%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/27	ZAR	71,619	52,392	—	52,392
6-Month BUBOR, 6.62%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	2,909,711	(138,959)	—	(138,959)
1-day BROIS, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	28,124	4,765	—	4,765
3.32%	Quarterly	3-month KLIBOR, 3.37%	Quarterly	N/A	03/18/28	MYR	47,923	22,493	—	22,493
3.33%	Quarterly	3-month KLIBOR, 3.37%	Quarterly	N/A	03/18/28	MYR	20,307	8,358	—	8,358
3.49%	Semi-Annual	6-month WIBOR, 3.89%	Annual	N/A	03/18/28	PLN	4,366	19,401	—	19,401
6-Month BUBOR, 6.62%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	313,792	(23,766)	—	(23,766)
7-Day China Fixing Repo Rates, 1.35%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	56,107	3,339	—	3,339
7-Day China Fixing Repo Rates, 1.35%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	37,634	1,504	—	1,504
1-day BROIS, 0.05%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	21,780	(91,586)	—	(91,586)
7-Day China Fixing Repo Rates, 1.35%	Quarterly	1.56%	Quarterly	N/A	03/18/29	CNY	8,416	822	—	822
3.39%	Quarterly	3-month KLIBOR, 3.37%	Quarterly	06/18/26(a)	06/18/29	MYR	45,110	29,669	—	29,669
3.48%	Quarterly	3-month KLIBOR, 3.37%	Quarterly	06/18/26(a)	06/18/29	MYR	45,150	(565)	—	(565)
28-day MXIBTIIE, 7.06%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	148,598	(263,755)	—	(263,755)
28-day MXIBTIIE, 7.06%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	27,753	(47,105)	—	(47,105)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/30	USD	17,089	136,641	14,555	122,086
1-day MIBOR, 6.98%	Semi-Annual	5.71%	Semi-Annual	N/A	12/17/30	INR	437,998	(185,135)	—	(185,135)
4.00%	Semi-Annual	6-month WIBOR, 3.89%	Annual	N/A	12/17/30	PLN	616	3,754	(179)	3,933
4.05%	Semi-Annual	6-month WIBOR, 3.89%	Annual	N/A	12/17/30	PLN	18,412	102,047	(1,656)	103,703
6.86%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/30	ZAR	210,942	390,354	—	390,354
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6.87%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/30	ZAR	99,472	$182,897	$—	$182,897
6-Month BUBOR, 6.62%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	428,610	(45,802)	—	(45,802)
6-month PRIBOR, 3.62%	Semi-Annual	3.89%	Annual	N/A	12/17/30	CZK	380,985	(353,676)	—	(353,676)
7-Day China Fixing Repo Rates, 1.35%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	45,361	(2,739)	—	(2,739)
7-Day China Fixing Repo Rates, 1.35%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	32,736	(2,194)	—	(2,194)
1-day BROIS, 0.05%	At Termination	13.18%	At Termination	N/A	01/02/31	BRL	16,036	(62,592)	—	(62,592)
1-day BROIS, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	13,815	(61,606)	—	(61,606)
28-day MXIBTIIE, 7.06%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	21,367	(27,258)	—	(27,258)
3.58%	Semi-Annual	6-month PRIBOR, 3.62%	Annual	N/A	03/18/31	CZK	24,419	41,176	—	41,176
3.62%	Semi-Annual	6-month PRIBOR, 3.62%	Annual	N/A	03/18/31	CZK	24,494	39,466	—	39,466
6.69%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	03/18/31	ZAR	29,118	71,311	—	71,311
6-Month BUBOR, 6.62%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	64,712	(9,258)	—	(9,258)
6-month PRIBOR, 3.62%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	50,904	(68,267)	—	(68,267)
7-Day China Fixing Repo Rates, 1.35%	Quarterly	1.64%	Quarterly	N/A	03/18/31	CNY	6,804	1,786	—	1,786
28-day MXIBTIIE, 7.06%	Monthly	8.05%	Monthly	N/A	03/21/31	MXN	79,276	(12,953)	—	(12,953)
28-day MXIBTIIE, 7.06%	Monthly	8.09%	Monthly	N/A	03/24/31	MXN	52,501	(4,094)	—	(4,094)
28-day MXIBTIIE, 7.06%	Monthly	8.17%	Monthly	04/06/26(a)	03/31/31	MXN	16,648	1,460	—	1,460
1-day MIBOR, 6.98%	Semi-Annual	6.51%	Semi-Annual	06/17/26(a)	06/17/31	INR	508,155	(73,777)	—	(73,777)
1-day THOR, 0.99%	Quarterly	1.62%	Quarterly	06/17/26(a)	06/17/31	THB	216,610	(48,958)	—	(48,958)
4.12%	Semi-Annual	6-month WIBOR, 3.89%	Annual	06/17/26(a)	06/17/31	PLN	19,196	111,264	—	111,264
4.40%	Semi-Annual	6-month WIBOR, 3.89%	Annual	06/17/26(a)	06/17/31	PLN	19,188	48,085	—	48,085
6.16%	Semi-Annual	1-day MIBOR, 6.98%	Semi-Annual	06/17/26(a)	06/17/31	INR	2,716,120	797,459	—	797,459
1.61%	Quarterly	7-Day China Fixing Repo Rates, 1.35%	Quarterly	09/16/26(a)	09/16/31	CNY	167,990	20,065	—	20,065
28-day MXIBTIIE, 7.06%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	42,733	(30,475)	—	(30,475)
3.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/35	USD	4,087	28,116	4,873	23,243
28-day MXIBTIIE, 7.06%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	4,237	(7,408)	—	(7,408)
								$(950,064)	$28,385	$(978,449)

(a)	Forward Swap.
1142026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Xerox Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/26	USD	115	$17,050	$20,727	$(3,677)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(49,489)	(25,226)	(24,263)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,000	(13,577)	4,780	(18,357)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	2,201	56,670	(54,469)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	888	23,502	(22,614)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	1,349	36,806	(35,457)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/27	USD	780	2,770	93,709	(90,939)
Republic of Argentina	5.00	Quarterly	Barclays Bank PLC	12/20/27	USD	184	326	3,578	(3,252)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs Bank USA	12/20/27	USD	3,640	(47,845)	19,473	(67,318)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(23,841)	39,130	(62,971)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(61,811)	55,906	(117,717)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	4,400	(67,665)	162,518	(230,183)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs Bank USA	06/20/28	EUR	4,400	(67,665)	113,233	(180,898)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(64,762)	(12,504)	(52,258)
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	(69,500)	36,315	(105,815)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(1,001,508)	(812,034)	(189,474)
American Express Co.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/29	USD	19,990	(460,677)	(422,394)	(38,283)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/29	USD	19,396	(468,495)	(388,958)	(79,537)
Ally Financial, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	580	(81,821)	(85,240)	3,419
American Airlines Group, Inc.	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/31	USD	140	4,399	3,507	892
American Airlines Group, Inc.	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/31	USD	175	5,498	4,383	1,115
Bayerische Motoren Werke AG	1.00	Quarterly	Deutsche Bank AG	06/20/31	EUR	1,649	(32,292)	(32,166)	(126)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/31	EUR	834	(66,487)	(66,292)	(195)
Discovery Global Holdings, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/31	USD	365	43,248	43,238	10
HP, Inc.	1.00	Quarterly	Citibank N.A.	06/20/31	USD	575	2,636	2,383	253
Lanxess AG	1.00	Quarterly	Barclays Bank PLC	06/20/31	EUR	1,230	75,911	106,916	(31,005)
Mercedes-Benz Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	EUR	1,649	(33,190)	(33,100)	(90)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs Bank USA	06/20/31	USD	2,315	29,291	35,021	(5,730)
ThyssenKrupp AG	1.00	Quarterly	Barclays Bank PLC	06/20/31	EUR	1,248	1,686	2,053	(367)
Unicredit SpA	1.00	Quarterly	BNP Paribas SA	06/20/31	EUR	667	(5,676)	(5,115)	(561)
United Group BV	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	EUR	874	(42,908)	(48,578)	5,670
Volkswagen International Finance NV	1.00	Quarterly	Citibank N.A.	06/20/31	EUR	764	4,250	5,008	(758)
Volvo Car AB	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	EUR	1,638	(207,364)	(211,125)	3,761
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	89	(9)	856	(865)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2	—	20	(20)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	1,580	501,886	45,922	455,964
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs Bank USA	09/17/58	USD	2,691	855,137	184,393	670,744
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	155	49,223	7,374	41,849
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1
							$(1,268,834)	$(1,035,313)	$(233,521)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	697	$26,563	$14,037	$12,526
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	312	11,890	8,404	3,486
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	615	$23,438	$16,566	$6,872
PacifiCorp	1.56	Monthly	JPMorgan Chase Bank N.A.	09/29/27	BBB+	USD	6,915	(3,719)	(2,704)	(1,015)
ADLER Real Estate GmbH	5.00	Quarterly	Goldman Sachs Bank USA	12/20/27	N/R	EUR	178	9,124	13,312	(4,188)
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	534	26,873	9,832	17,041
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	379	19,073	18,088	985
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	392	19,727	18,708	1,019
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	622	37,632	51,050	(13,418)
Ziggo Bond Co. BV	5.00	Quarterly	Deutsche Bank AG	12/20/28	B-	EUR	357	15,730	26,123	(10,393)
ITRAXX.XO.42.V3	5.00	Quarterly	BNP Paribas SA	12/20/29	BB-	EUR	2,718	20,418	198,089	(177,671)
ITRAXX.XO.42.V3	5.00	Quarterly	BNP Paribas SA	12/20/29	BB-	EUR	5,250	39,439	371,357	(331,918)
Alibaba Group Holding Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	A+	USD	1,600	5,145	12,219	(7,074)
ITRAXX.XO.44.V1	5.00	Quarterly	Bank of America N.A.	12/20/30	BB-	EUR	21,620	4,326,672	4,558,193	(231,521)
ITRAXX.XO.44.V1	5.00	Quarterly	BNP Paribas SA	12/20/30	BB-	EUR	7,127	1,426,281	1,513,732	(87,451)
ITRAXX.XO.44.V1	5.00	Quarterly	BNP Paribas SA	12/20/30	BB-	EUR	3,179	645,379	728,033	(82,654)
ITRAXX.XO.44.V1	5.00	Quarterly	Citibank N.A.	12/20/30	BB-	EUR	7,000	744,529	1,007,055	(262,526)
ITRAXX.XO.44.V1	5.00	Quarterly	Goldman Sachs Bank USA	12/20/30	BB-	EUR	2,718	289,090	396,991	(107,901)
Premier Foods Finance PLC	5.00	Quarterly	BNP Paribas SA	12/20/30	BB+	EUR	329	43,212	48,835	(5,623)
ZF Europe Finance BV	5.00	Quarterly	Bank of America N.A.	12/20/30	BB-	EUR	165	9,729	18,808	(9,079)
ZF Europe Finance BV	5.00	Quarterly	Goldman Sachs Bank USA	12/20/30	BB-	EUR	1,000	58,964	44,665	14,299
Ziggo Bond Co. BV	5.00	Quarterly	Deutsche Bank AG	12/20/30	B-	EUR	320	(10,227)	8,973	(19,200)
Hutchison Whampoa Ltd.	1.00	Quarterly	Deutsche Bank AG	06/20/31	A	USD	3,600	6,742	1,665	5,077
CMBX.N.A.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	92	(29,196)	(17,824)	(11,372)
CMBX.N.A.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	759	(241,292)	(172,056)	(69,236)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	688	(218,610)	(67,721)	(150,889)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs Bank USA	09/17/58	N/R	USD	995	(316,092)	(95,363)	(220,729)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	175	(55,739)	(8,767)	(46,972)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	805	(255,769)	(33,462)	(222,307)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	911	(289,550)	(973)	(288,577)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(16,406)	(4,262)	(12,144)
								$6,369,050	$8,681,603	$(2,312,553)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.44%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Bank of America N.A.	12/17/27	CLP	6,845,692	$58,552	$—	$58,552
4.44%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Goldman Sachs Bank USA	12/17/27	CLP	6,890,422	58,935	—	58,935
1-day COOIS, 9.64%	Quarterly	9.31%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	7,451,528	(88,988)	—	(88,988)
1-day COOIS, 9.64%	Quarterly	9.31%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	6,871,229	(82,058)	—	(82,058)
1-day COOIS, 9.64%	Quarterly	9.37%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	7,396,965	(86,429)	—	(86,429)
1-day COOIS, 9.64%	Quarterly	9.37%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	6,820,908	(79,698)	—	(79,698)
1162026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day COOIS, 9.64%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	12/17/27	COP	13,542,021	$(148,337)	$—	$(148,337)
1-day COOIS, 9.64%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	12/17/27	COP	14,685,711	(160,912)	—	(160,912)
1-day COOIS, 9.64%	Quarterly	10.78%	Quarterly	Goldman Sachs Bank USA	03/18/28	COP	4,111,817	(26,010)	—	(26,010)
9.36%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	4,136,961	81,348	—	81,348
9.36%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	3,811,283	74,944	—	74,944
9.42%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	4,124,830	79,081	—	79,081
9.42%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	3,800,106	72,855	—	72,855
9.54%	Quarterly	1-day COOIS, 9.64%	Quarterly	Morgan Stanley & Co. International PLC	12/17/29	COP	7,452,320	135,544	—	135,544
9.54%	Quarterly	1-day COOIS, 9.64%	Quarterly	Morgan Stanley & Co. International PLC	12/17/29	COP	8,089,134	147,168	—	147,168
10.60%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs Bank USA	03/18/30	COP	2,274,321	21,716	—	21,716
5.42%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	BNP Paribas SA	06/17/36	CLP	1,662,293	(15,717)	—	(15,717)
								$41,994	$—	$41,994
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	At Termination	iShares iBoxx USD High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	06/22/26	USD	30,574	$ 220,173	$ —	$ 220,173
1-day SOFR, 3.68%	At Termination	iShares iBoxx USD High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	06/22/26	USD	6,453	46,474	—	46,474
iShares iBoxx USD High Yield Corporate Bond ETF	At Termination	1-day SOFR, 3.68%	At Termination	Morgan Stanley & Co. International PLC	06/22/26	USD	480,544	(3,461,914)	—	(3,461,914)
								$ (3,195,267)	$ —	$ (3,195,267)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
AAK AB	Citibank N.A.	USD	434,893	02/24/27	0.26%	TN STIBOR	Monthly	$ 20,930
Accenture PLC, Class A	Citibank N.A.		682,352	02/24/28	0.20%	1D OBFR01	Monthly	(27,995)
Accor SA	Barclays Bank PLC		449,358	09/14/26	0.26%	1D ESTR	Monthly	(3,300)
Ackermans & van Haaren NV	Barclays Bank PLC		1,095,946	09/14/26	0.26%	1D ESTR	Monthly	(81,164)
Aegon Ltd.	Barclays Bank PLC		312,310	09/14/26	0.26%	1D ESTR	Monthly	2,159
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Agilent Technologies, Inc.	Barclays Bank PLC	USD	899,697	09/14/26	0.20%	1D OBFR01	Monthly	$ (33,449)
Air Liquide SA	Barclays Bank PLC		1,080,614	09/14/26	0.26%	1D ESTR	Monthly	35,558
Airbnb, Inc., Class A	Barclays Bank PLC		587,030	09/14/26	0.20%	1D OBFR01	Monthly	6,486
Airbus SE	Merrill Lynch International		341,176	02/15/28	0.26%	1D ESTR	Monthly	(845)
Alfresa Holdings Corp.	Citibank N.A.		696,889	02/24/27	0.21%	1D P TONA	Monthly	16,926
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.		398,078	02/10/27	0.30%	HONIA	Monthly	(3,080)
Allegro.eu SA	JPMorgan Chase Bank N.A.		516,675	02/11/27	0.50%	1D OBFR01	Monthly	(24,984)
Alps Alpine Co. Ltd.	JPMorgan Chase Bank N.A.		277,103	02/10/27	0.25%	1D P TONA	Monthly	15,858
Amadeus IT Group SA	Merrill Lynch International		334,489	02/15/28	0.15%	1D ESTR	Monthly	(8,558)
AMC Networks, Inc., Class A	Barclays Bank PLC		299,129	09/14/26	0.20%	1D OBFR01	Monthly	(37,728)
AMC Networks, Inc., Class A	JPMorgan Chase Bank N.A.		806,932	02/09/27	0.20%	1D OBFR01	Monthly	(126,302)
Amphenol Corp., Class A	Merrill Lynch International		540,992	02/15/28	-	1D OBFR01	Monthly	(10,322)
AP Moller - Maersk A/S, Class B, NVS	Merrill Lynch International		251,223	02/15/28	0.26%	1W CIBOR	Monthly	(1,434)
APA Corp.	Citibank N.A.		219,392	02/24/28	0.20%	1D OBFR01	Monthly	73,444
ARC Resources Ltd.	Citibank N.A.		325,895	02/24/28	0.20%	1D CORRA	Monthly	(7,489)
Arista Networks, Inc.	Merrill Lynch International		330,584	02/15/28	-	1D OBFR01	Monthly	(23,634)
ASM International NV	Merrill Lynch International		313,152	02/15/28	0.26%	1D ESTR	Monthly	(9,971)
Assurant, Inc.	Citibank N.A.		438,667	02/24/28	0.20%	1D OBFR01	Monthly	(3,047)
Atlas Copco AB, A Shares	Barclays Bank PLC		622,519	09/14/26	0.26%	1D STIBOR	Monthly	(3,115)
AutoZone, Inc.	JPMorgan Chase Bank N.A.		734,536	02/09/27	0.20%	1D OBFR01	Monthly	(58,980)
Avolta AG	Citibank N.A.		575,784	02/24/27	0.26%	SSARON	Monthly	23,780
AXA SA	Citibank N.A.		538,884	02/24/27	0.26%	1D ESTR	Monthly	17,130
Baidu, Inc., Class A	JPMorgan Chase Bank N.A.		376,194	02/10/27	0.30%	HONIA	Monthly	(12,761)
Banco BPM SpA	Citibank N.A.		358,791	02/24/27	0.19%	1D ESTR	Monthly	(20,766)
Banco de Sabadell SA	Merrill Lynch International		467,739	02/15/28	0.26%	1D ESTR	Monthly	(16,369)
Banco del Bajio SA	JPMorgan Chase Bank N.A.		349,614	02/10/27	0.50%	TIIEFONDEO	Monthly	35,455
Barclays PLC	Citibank N.A.		411,025	02/24/27	0.25%	1D SONIA	Monthly	(53,054)
Barrick Mining Corp.	Barclays Bank PLC		568,650	09/14/26	0.20%	CABROVER	Monthly	(33,293)
Bayerische Motoren Werke AG	Barclays Bank PLC		314,147	09/14/26	0.26%	1D ESTR	Monthly	9,626
BCE, Inc.	Merrill Lynch International		537,389	02/15/28	0.20%	CABROVER	Monthly	(2,474)
Belimo Holding AG, Registered Shares	Citibank N.A.		356,687	02/24/27	0.26%	SSARON	Monthly	(31,828)
Bendigo & Adelaide Bank Ltd.	JPMorgan Chase Bank N.A.		411,810	02/10/27	0.25%	1D AONIA	Monthly	(4,532)
Bid Corp. Ltd.	Merrill Lynch International		407,043	02/15/28	0.85%	1M JIBAR	Monthly	25
Bilibili, Inc., Class Z	JPMorgan Chase Bank N.A.		223,921	02/10/27	0.15%	HONIA	Monthly	(15,641)
Blue Zones Holdings Co. Ltd.	Merrill Lynch International		470,401	03/15/28	0.25%	1D P TONA	Monthly	10,750
Booking Holdings, Inc.	Citibank N.A.		387,083	02/24/28	0.20%	1D OBFR01	Monthly	33,949
Broadridge Financial Solutions, Inc.	Merrill Lynch International		1,187,140	02/15/28	-	1D OBFR01	Monthly	(66,028)
Bureau Veritas SA	Barclays Bank PLC		743,425	09/14/26	0.26%	1D ESTR	Monthly	(49,016)
Cencora, Inc.	Citibank N.A.		403,364	02/24/28	0.20%	1D OBFR01	Monthly	5,018
CGI, Inc.	Merrill Lynch International		675,995	02/15/28	0.20%	CABROVER	Monthly	11,217
China Overseas Land & Investment Ltd.	Merrill Lynch International		673,495	02/15/28	-	HONIA	Monthly	(94,127)
China Resources Land Ltd.	Merrill Lynch International		255,730	02/15/28	0.30%	HONIA	Monthly	3,714
Chow Tai Fook Jewellery Group Ltd.	Merrill Lynch International		430,991	02/15/28	-	HONIA	Monthly	(72,005)
Chubu Electric Power Co., Inc.	Barclays Bank PLC		319,672	08/14/28	-	1D P TONA	Monthly	1,823
Cia Energetica de Minas Gerais, Preference Shares, NVS	Merrill Lynch International		307,426	02/15/28	-	1D OBFR01	Monthly	6,847
Cie Financiere Richemont SA, Registered Shares	Merrill Lynch International		395,843	02/15/28	0.26%	SSARON	Monthly	10,259
CITIC Ltd.	Merrill Lynch International		299,980	02/15/28	0.30%	HONIA	Monthly	(10,640)
Coloplast A/S, Class B	Merrill Lynch International		600,149	02/15/28	0.26%	1W CIBOR	Monthly	(55,198)
Conagra Brands, Inc.	Barclays Bank PLC		440,361	09/14/26	0.20%	1D OBFR01	Monthly	(14,349)
Cooper Cos., Inc. (The)	Citibank N.A.		485,473	02/24/28	0.20%	1D OBFR01	Monthly	(27,873)
Coterra Energy, Inc.	Merrill Lynch International		334,885	02/15/28	-	1D OBFR01	Monthly	(8,083)
Covivio SA	Citibank N.A.		653,312	02/24/27	0.26%	1D ESTR	Monthly	(91,535)
Credit Saison Co. Ltd.	Barclays Bank PLC		576,967	08/14/28	-	1D P TONA	Monthly	(51,561)
CRH PLC	JPMorgan Chase Bank N.A.		230,401	02/09/27	0.20%	1D OBFR01	Monthly	7,170
CSG NV	JPMorgan Chase Bank N.A.		1,570,675	02/11/27	0.26%	1D ESTR	Monthly	(444,767)
CTP NV	Barclays Bank PLC		664,152	09/14/26	0.26%	1D ESTR	Monthly	(157,036)
Daicel Corp.	Barclays Bank PLC		484,787	08/14/28	-	1D P TONA	Monthly	(10,230)
Daiichi Sankyo Co. Ltd.	Merrill Lynch International		301,176	03/15/28	0.25%	1D P TONA	Monthly	(11,347)
1182026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Darden Restaurants, Inc.	Merrill Lynch International	USD	526,426	02/15/28	-	1D OBFR01	Monthly	$ (16,722)
Deckers Outdoor Corp.	Citibank N.A.		616,997	02/24/28	0.20%	1D OBFR01	Monthly	(46,484)
Denso Corp.	Barclays Bank PLC		573,308	08/14/28	-	1D P TONA	Monthly	9,713
Deutsche Bank AG, Registered Shares	JPMorgan Chase Bank N.A.		459,230	02/11/27	0.26%	1D ESTR	Monthly	(6,877)
Dexus	Merrill Lynch International		810,375	02/15/28	0.25%	1D AONIA	Monthly	(36,129)
Diploma PLC	Barclays Bank PLC		1,018,312	09/14/26	0.25%	1D SONIA	Monthly	83,508
Dollar General Corp.	Merrill Lynch International		420,306	02/15/28	0.20%	1D OBFR01	Monthly	(75,989)
DR Horton, Inc.	Merrill Lynch International		361,127	02/15/28	0.20%	1D OBFR01	Monthly	(4,355)
DWS Group GmbH & Co. KGaA	Barclays Bank PLC		519,601	09/14/26	0.26%	1D ESTR	Monthly	(29,983)
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.		397,806	02/09/27	0.20%	1D OBFR01	Monthly	(1,752)
Eaton Corp. PLC	Merrill Lynch International		644,477	02/15/28	-	1D OBFR01	Monthly	(36,438)
eBay, Inc.	JPMorgan Chase Bank N.A.		387,368	02/09/27	0.20%	1D OBFR01	Monthly	22,222
Eisai Co. Ltd.	JPMorgan Chase Bank N.A.		477,745	02/10/27	0.25%	1D P TONA	Monthly	13,772
Endeavour Mining PLC	Citibank N.A.		364,568	02/24/27	0.25%	1D SONIA	Monthly	(3,070)
Epiroc AB, Class A	Merrill Lynch International		356,679	02/15/28	0.26%	1D STIBOR	Monthly	(31,737)
Equinor ASA	Merrill Lynch International		328,059	02/15/28	-	NOWA	Monthly	187,454
FactSet Research Systems, Inc.	Citibank N.A.		370,030	02/24/28	0.20%	1D OBFR01	Monthly	42,251
Far EasTone Telecommunications Co. Ltd.	Merrill Lynch International		520,895	02/15/28	0.40%	1D OBFR01	Monthly	7,679
Fastenal Co.	JPMorgan Chase Bank N.A.		754,222	02/09/27	0.20%	1D OBFR01	Monthly	6,738
FDJ UNITED	Barclays Bank PLC		406,198	09/14/26	0.26%	1D ESTR	Monthly	(79)
Ferrari NV	Citibank N.A.		281,010	02/24/27	0.05%	1D ESTR	Monthly	(9,567)
Ferrovial SE	JPMorgan Chase Bank N.A.		232,670	02/11/27	0.26%	1D ESTR	Monthly	882
FinecoBank Banca Fineco SpA	Citibank N.A.		543,499	02/24/27	0.26%	1D ESTR	Monthly	(11,755)
First Financial Holding Co. Ltd.	Merrill Lynch International		693,739	02/15/28	0.40%	1D OBFR01	Monthly	(21,941)
FirstRand Ltd.	Merrill Lynch International		657,883	02/15/28	0.85%	1M JIBAR	Monthly	(59,948)
Flagstar Bank N.A.	JPMorgan Chase Bank N.A.		2,185,721	02/09/27	0.20%	1D OBFR01	Monthly	111,641
Ford Motor Co.	Merrill Lynch International		777,999	02/15/28	0.20%	1D OBFR01	Monthly	(116,757)
Formosa Chemicals & Fibre Corp.	JPMorgan Chase Bank N.A.		22	02/11/27	0.35%	1D OBFR01	Monthly	1
Fortis, Inc./Canada	Citibank N.A.		1,386,896	02/24/28	0.20%	1D CORRA	Monthly	(8,874)
Franklin Resources, Inc.	Barclays Bank PLC		747,132	09/14/26	0.20%	1D OBFR01	Monthly	(95,220)
Freeport-McMoRan, Inc.	JPMorgan Chase Bank N.A.		510,720	02/09/27	0.20%	1D OBFR01	Monthly	(5,212)
Fresnillo PLC	Barclays Bank PLC		410,450	09/14/26	0.25%	1D SONIA	Monthly	(55,841)
Fuyao Glass Industry Group Co. Ltd., Class H	Merrill Lynch International		453,779	02/15/28	0.30%	HONIA	Monthly	6,596
Galderma Group AG	JPMorgan Chase Bank N.A.		203,932	02/11/27	0.26%	SSARON	Monthly	18,741
Galderma Group AG	Merrill Lynch International		442,971	02/15/28	0.26%	SSARON	Monthly	9,056
GEA Group AG	Barclays Bank PLC		635,802	09/14/26	0.26%	1D ESTR	Monthly	(11,858)
Goodman Group	Merrill Lynch International		696,033	02/15/28	0.25%	1D AONIA	Monthly	(78,432)
Grupo Mateus SA	Merrill Lynch International		408,947	02/15/28	-	1D OBFR01	Monthly	18,869
Guangdong Huayan Robotics Co. Ltd., Class H	JPMorgan Chase Bank N.A.		4,380	02/10/27	0.30%	HONIA	Monthly	33
H World Group Ltd., ADR	Merrill Lynch International		383,554	02/15/28	0.20%	1D OBFR01	Monthly	3,679
Heineken Holding NV	JPMorgan Chase Bank N.A.		1,232,859	02/11/27	0.26%	1D ESTR	Monthly	(87,082)
Hirose Electric Co. Ltd.	Barclays Bank PLC		674,207	08/14/28	-	1D P TONA	Monthly	(19,636)
Home Depot, Inc. (The)	Merrill Lynch International		430,707	02/15/28	0.20%	1D OBFR01	Monthly	(3,150)
Hon Precision, Inc.	Merrill Lynch International		410,772	02/15/28	0.40%	1D OBFR01	Monthly	(78,833)
Host Hotels & Resorts, Inc.	Merrill Lynch International		631,668	02/15/28	0.20%	1D OBFR01	Monthly	(20,464)
Hydro One Ltd.	Citibank N.A.		781,941	02/24/28	0.20%	1D CORRA	Monthly	(26,183)
Hypera SA	Merrill Lynch International		502,120	02/15/28	-	1D OBFR01	Monthly	26,617
Incyte Corp.	Merrill Lynch International		368,723	02/15/28	0.20%	1D OBFR01	Monthly	(20,479)
Industria de Diseno Textil SA	Merrill Lynch International		291,180	02/15/28	0.26%	1D ESTR	Monthly	5,685
INFRONEER Holdings, Inc.	Barclays Bank PLC		614,517	08/14/28	-	1D P TONA	Monthly	(87,330)
Insurance Australia Group Ltd.	Merrill Lynch International		327,731	02/15/28	0.25%	1D AONIA	Monthly	35,374
Intact Financial Corp.	Merrill Lynch International		767,655	02/15/28	-	CABROVER	Monthly	(24,698)
Intertek Group PLC	Citibank N.A.		1,232,933	02/24/27	0.25%	1D SONIA	Monthly	(225,693)
Intuitive Surgical, Inc.	Citibank N.A.		640,335	02/24/28	0.20%	1D OBFR01	Monthly	(41,048)
Invesco Ltd.	Citibank N.A.		338,754	02/24/28	0.20%	1D OBFR01	Monthly	6,164
Ipsen SA	Barclays Bank PLC		255,622	09/14/26	0.26%	1D ESTR	Monthly	6,015
Isuzu Motors Ltd.	Citibank N.A.		980,887	02/24/27	0.25%	1D P TONA	Monthly	(129,802)
Ito En Ltd.	Barclays Bank PLC		310,093	08/14/28	-	1D P TONA	Monthly	10,641
J M Smucker Co. (The)	Citibank N.A.		688,099	02/24/28	0.20%	1D OBFR01	Monthly	(61,239)
J Sainsbury PLC	JPMorgan Chase Bank N.A.		619,801	02/11/27	0.25%	1D SONIA	Monthly	4,790
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Jacobs Solutions, Inc.	Citibank N.A.	USD	349,847	02/24/28	0.20%	1D OBFR01	Monthly	$ 6,537
Japan Post Bank Co. Ltd.	Merrill Lynch International		505,670	03/15/28	0.25%	1D P TONA	Monthly	(21,257)
Japan Post Holdings Co. Ltd.	Barclays Bank PLC		554,889	08/14/28	-	1D P TONA	Monthly	(43,380)
JD.com, Inc., Class A	JPMorgan Chase Bank N.A.		329,446	02/10/27	0.30%	HONIA	Monthly	32,433
JFE Holdings, Inc.	Barclays Bank PLC		551,241	08/14/28	-	1D P TONA	Monthly	(71,244)
JTEKT Corp.	Merrill Lynch International		639,551	03/15/28	-	1D P TONA	Monthly	(103,142)
Julius Baer Group Ltd.	Citibank N.A.		704,190	02/24/27	0.26%	SSARON	Monthly	(49,559)
Kajima Corp.	Citibank N.A.		712,250	02/24/27	0.25%	1D P TONA	Monthly	(78,982)
Kao Corp.	Citibank N.A.		645,391	02/24/27	0.25%	1D P TONA	Monthly	(34,228)
KBC Group NV	Citibank N.A.		774,810	02/24/27	0.26%	1D ESTR	Monthly	(64,937)
Keppel DC REIT	Merrill Lynch International		685,735	02/15/28	0.30%	1D OBFR01	Monthly	(19,827)
Kerry Properties Ltd.	JPMorgan Chase Bank N.A.		681,717	02/10/27	0.30%	HONIA	Monthly	(14,413)
Keurig Dr. Pepper, Inc.	Barclays Bank PLC		938,663	09/14/26	0.20%	1D OBFR01	Monthly	(104,002)
Keyence Corp.	JPMorgan Chase Bank N.A.		468,796	02/10/27	0.25%	1D P TONA	Monthly	(6,117)
Kimco Realty Corp.	Citibank N.A.		573,545	02/24/28	0.20%	1D OBFR01	Monthly	(23,030)
Kokusai Electric Corp.	Merrill Lynch International		447,257	03/15/28	0.25%	1D P TONA	Monthly	(27,955)
Kraftia Corp.	Merrill Lynch International		343,067	03/15/28	0.25%	1D P TONA	Monthly	1,701
Kuaishou Technology	JPMorgan Chase Bank N.A.		208,316	02/10/27	0.67%	HONIA	Monthly	(36,319)
Land Securities Group PLC	Barclays Bank PLC		595,595	09/14/26	0.15%	1D SONIA	Monthly	9,995
Lasertec Corp.	Barclays Bank PLC		252,302	08/14/28	-	1D P TONA	Monthly	37,043
Legrand SA	Barclays Bank PLC		391,983	09/14/26	0.26%	1D ESTR	Monthly	(50,203)
Lenovo Group Ltd.	JPMorgan Chase Bank N.A.		430,342	02/10/27	0.15%	HONIA	Monthly	14,661
Lionsgate Studios Corp.	JPMorgan Chase Bank N.A.		440,443	02/09/27	0.20%	1D OBFR01	Monthly	(38,172)
London Stock Exchange Group PLC	Barclays Bank PLC		451,731	09/14/26	0.25%	1D SONIA	Monthly	20,620
Lundin Gold, Inc.	JPMorgan Chase Bank N.A.		233,001	02/09/27	0.20%	CABROVER	Monthly	(19,021)
LVMH Moet Hennessy Louis Vuitton SE	JPMorgan Chase Bank N.A.		734,459	02/11/27	0.26%	1D ESTR	Monthly	(23,815)
LY Corp.	Merrill Lynch International		500,277	03/15/28	0.25%	1D P TONA	Monthly	1,239
Mabuchi Motor Co. Ltd.	JPMorgan Chase Bank N.A.		362,008	02/10/27	0.25%	1D P TONA	Monthly	(9,406)
Macquarie Group Ltd.	JPMorgan Chase Bank N.A.		391,067	02/10/27	0.25%	1D AONIA	Monthly	20,898
Magellan Financial Group Ltd.	Merrill Lynch International		289,539	02/15/28	0.25%	1D AONIA	Monthly	62,273
Mastercard, Inc., Class A	Barclays Bank PLC		641,203	09/14/26	0.20%	1D OBFR01	Monthly	8,355
Mercedes-Benz Group AG	JPMorgan Chase Bank N.A.		597,571	02/11/27	0.26%	1D ESTR	Monthly	(13,674)
MetLife, Inc.	Barclays Bank PLC		1,012,946	09/14/26	0.20%	1D OBFR01	Monthly	(79,442)
Mirvac Group	JPMorgan Chase Bank N.A.		1,072,516	02/10/27	0.25%	1D AONIA	Monthly	(28,589)
Mitsui Kinzoku Co. Ltd.	Barclays Bank PLC		295,737	08/14/28	-	1D P TONA	Monthly	(11,210)
Moderna, Inc.	Barclays Bank PLC		281,624	09/14/26	0.20%	1D OBFR01	Monthly	2,856
Morinaga Milk Industry Co. Ltd.	Merrill Lynch International		460,434	03/15/28	-	1D P TONA	Monthly	40,856
Motiva Infraestrutura de Mobilidade SA	JPMorgan Chase Bank N.A.		264,773	02/10/27	0.40%	1D OBFR01	Monthly	2,360
Mr. Price Group Ltd.	JPMorgan Chase Bank N.A.		368,554	02/11/27	0.40%	1D RAONON	Monthly	(27,757)
MTU Aero Engines AG	Merrill Lynch International		394,782	02/15/28	0.26%	1D ESTR	Monthly	6,519
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	Citibank N.A.		558,725	02/24/27	0.26%	1D ESTR	Monthly	9,663
Multiplan Empreendimentos Imobiliarios SA	Merrill Lynch International		388,966	02/15/28	0.40%	1D OBFR01	Monthly	8,934
Nedbank Group Ltd.	Merrill Lynch International		376,666	02/15/28	0.85%	1M JIBAR	Monthly	(15,652)
Neoenergia SA	Merrill Lynch International		445,325	02/15/28	0.40%	1D OBFR01	Monthly	7,431
NetEase, Inc.	JPMorgan Chase Bank N.A.		314,006	02/10/27	0.30%	HONIA	Monthly	(7,882)
Netflix, Inc.	Citibank N.A.		479,081	02/24/28	0.20%	1D OBFR01	Monthly	68,974
Netmarble Corp.	JPMorgan Chase Bank N.A.		302,732	02/10/27	0.35%	1D OBFR01	Monthly	(26,142)
NIDEC Corp.	Citibank N.A.		489,933	02/24/27	0.20%	1D P TONA	Monthly	(41,686)
Ningbo Joyson Electronic Corp., Class H	JPMorgan Chase Bank N.A.		99,538	02/10/27	0.30%	HONIA	Monthly	(3,767)
Nippon Kayaku Co. Ltd.	Citibank N.A.		522,778	02/24/27	0.20%	1D P TONA	Monthly	(37,358)
Nippon Shokubai Co. Ltd.	Citibank N.A.		934,853	02/24/27	0.25%	1D P TONA	Monthly	(46,226)
Nucor Corp.	Merrill Lynch International		379,687	02/15/28	-	1D OBFR01	Monthly	9,243
NVR, Inc.	Barclays Bank PLC		745,683	09/14/26	0.20%	1D OBFR01	Monthly	(86,700)
NXP Semiconductors NV	Merrill Lynch International		440,343	02/15/28	-	1D OBFR01	Monthly	(26,937)
Occidental Petroleum Corp.	JPMorgan Chase Bank N.A.		379,638	02/09/27	0.20%	1D OBFR01	Monthly	68,862
Orica Ltd.	Merrill Lynch International		382,226	02/15/28	0.25%	1D AONIA	Monthly	9,896
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.		1,363,059	02/09/27	0.20%	1D OBFR01	Monthly	(160,611)
Otsuka Corp.	JPMorgan Chase Bank N.A.		716,893	02/10/27	0.25%	1D P TONA	Monthly	(6,625)
Pan Pacific International Holdings Corp.	Citibank N.A.		325,385	02/24/27	0.25%	1D P TONA	Monthly	(16,712)
1202026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Pernod Ricard SA	Citibank N.A.	USD	292,597	02/24/27	-	1D ESTR	Monthly	$ (2,586)
Pinnacle West Capital Corp.	Barclays Bank PLC		955,115	09/14/26	0.20%	1D OBFR01	Monthly	(8,065)
Powertech Technology, Inc.	JPMorgan Chase Bank N.A.		272,365	02/11/27	0.35%	1D OBFR01	Monthly	(9,106)
Prudential Financial, Inc.	Merrill Lynch International		662,323	02/15/28	-	1D OBFR01	Monthly	(27,338)
Publicis Groupe SA	Merrill Lynch International		744,895	02/15/28	0.26%	1D ESTR	Monthly	(8,246)
Qube Holdings Ltd.	Merrill Lynch International		736,522	02/15/28	0.25%	1D AONIA	Monthly	(15,899)
Ralph Lauren Corp., Class A	Merrill Lynch International		547,860	02/15/28	0.20%	1D OBFR01	Monthly	(31,875)
REA Group Ltd.	Merrill Lynch International		299,048	02/15/28	0.25%	1D AONIA	Monthly	7,716
Recordati Industria Chimica e Farmaceutica SpA	Merrill Lynch International		339,251	02/15/28	0.26%	1D ESTR	Monthly	15,752
Region Group	JPMorgan Chase Bank N.A.		858,732	02/10/27	0.25%	1D AONIA	Monthly	50,780
RELX PLC	JPMorgan Chase Bank N.A.		80,552	02/11/27	0.25%	1D SONIA	Monthly	(5,198)
Rinnai Corp.	Barclays Bank PLC		450,703	08/14/28	-	1D P TONA	Monthly	(37,091)
Rolls-Royce Holdings PLC	JPMorgan Chase Bank N.A.		541,346	02/11/27	0.25%	1D SONIA	Monthly	(49,111)
RWE AG	Citibank N.A.		305,062	02/24/27	-	1D ESTR	Monthly	4,421
S&P Global, Inc.	Merrill Lynch International		837,332	02/15/28	-	1D OBFR01	Monthly	13,348
Safran SA	Barclays Bank PLC		545,267	09/14/26	0.26%	1D ESTR	Monthly	(87,146)
Sage Group PLC (The)	JPMorgan Chase Bank N.A.		495,420	02/11/27	0.25%	1D SONIA	Monthly	3,220
Sampo Oyj, A Shares	Merrill Lynch International		362,738	02/15/28	0.26%	1D ESTR	Monthly	732
Santos Ltd.	Merrill Lynch International		317,598	02/15/28	0.25%	1D AONIA	Monthly	23,404
SBA Communications Corp., Class A	Merrill Lynch International		651,515	02/15/28	-	1D OBFR01	Monthly	2,503
Schneider Electric SE	Barclays Bank PLC		413,470	09/14/26	0.26%	1D ESTR	Monthly	(4,898)
Segro PLC	Citibank N.A.		502,665	02/24/27	-	1D SONIA	Monthly	1,402
Sekisui House Ltd.	Barclays Bank PLC		606,350	08/14/28	-	1D P TONA	Monthly	(3,599)
Sendas Distribuidora S/A	Merrill Lynch International		214,741	02/15/28	0.40%	1D OBFR01	Monthly	38,594
ServiceNow, Inc.	Citibank N.A.		811,915	02/24/28	0.20%	1D OBFR01	Monthly	24,485
Seven & i Holdings Co. Ltd.	Citibank N.A.		368,953	02/24/27	-	1D P TONA	Monthly	912
Shenzhen Han’s CNC Technology Co. Ltd., Class H	JPMorgan Chase Bank N.A.		111,074	02/10/27	-	1D OBFR01	Monthly	2,484
Shihlin Electric & Engineering Corp.	Merrill Lynch International		250,732	02/15/28	0.15%	1D OBFR01	Monthly	1,153
Shizuoka Financial Group, Inc.	Citibank N.A.		616,846	02/24/27	0.25%	1D P TONA	Monthly	(73,877)
Siemens AG, Registered Shares	Barclays Bank PLC		624,587	09/14/26	0.26%	1D ESTR	Monthly	(64,229)
Siemens Healthineers AG	JPMorgan Chase Bank N.A.		362,649	02/11/27	0.15%	1D ESTR	Monthly	(25,587)
Singapore Airlines Ltd.	JPMorgan Chase Bank N.A.		682,233	02/10/27	0.30%	1D OBFR01	Monthly	9,279
Sino-American Silicon Products, Inc.	Merrill Lynch International		335,581	02/15/28	0.15%	1D OBFR01	Monthly	(19,388)
Skyworks Solutions, Inc.	Merrill Lynch International		491,064	02/15/28	0.20%	1D OBFR01	Monthly	(68,019)
Snowflake, Inc., Class A	Barclays Bank PLC		243,905	09/14/26	0.20%	1D OBFR01	Monthly	(32,757)
St James’s Place PLC	Merrill Lynch International		295,103	02/15/28	0.25%	1D SONIA	Monthly	(14,243)
Stanley Electric Co. Ltd.	Citibank N.A.		478,242	02/24/27	0.15%	1D P TONA	Monthly	(4,509)
STERIS PLC	Citibank N.A.		453,161	02/24/28	0.20%	1D OBFR01	Monthly	(10,901)
Straumann Holding AG, Registered Shares	Barclays Bank PLC		545,716	09/14/26	0.26%	SSARON	Monthly	19,249
Sumitomo Chemical Co. Ltd.	Barclays Bank PLC		434,172	08/14/28	-	1D P TONA	Monthly	28,190
Sunny Optical Technology Group Co. Ltd.	JPMorgan Chase Bank N.A.		210,375	02/10/27	0.22%	HONIA	Monthly	3,673
Suzuki Motor Corp.	JPMorgan Chase Bank N.A.		557,151	02/10/27	0.25%	1D P TONA	Monthly	(26,941)
Sweco AB, B Shares	Merrill Lynch International		313,655	02/15/28	0.26%	1D STIBOR	Monthly	(10,299)
Takasago Thermal Engineering Co. Ltd.	Citibank N.A.		807,224	02/24/27	0.25%	1D P TONA	Monthly	(56,602)
Take-Two Interactive Software, Inc.	JPMorgan Chase Bank N.A.		265,370	02/09/27	0.20%	1D OBFR01	Monthly	(8,620)
Tapestry, Inc.	Merrill Lynch International		538,475	02/15/28	0.20%	1D OBFR01	Monthly	(44,590)
TE Connectivity PLC	Citibank N.A.		453,629	02/24/28	0.20%	1D OBFR01	Monthly	6,215
Teijin Ltd.	Barclays Bank PLC		340,495	08/14/28	-	1D P TONA	Monthly	5,876
Telefonica Brasil SA	Merrill Lynch International		552,550	02/15/28	0.40%	1D OBFR01	Monthly	142,065
Telefonica SA	Merrill Lynch International		302,102	02/15/28	0.26%	1D ESTR	Monthly	16,437
Tenaris SA	Citibank N.A.		261,222	02/24/27	0.13%	1D ESTR	Monthly	31,101
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.		400,681	02/10/27	0.64%	HONIA	Monthly	(9,633)
Tencent Holdings Ltd.	Merrill Lynch International		406,310	02/15/28	0.30%	HONIA	Monthly	(21,568)
Tencent Music Entertainment Group, ADR	Citibank N.A.		590,010	02/24/28	0.20%	1D OBFR01	Monthly	(144,570)
Toda Corp.	Citibank N.A.		866,644	02/24/27	0.25%	1D P TONA	Monthly	(30,784)
Tokyo Century Corp.	Barclays Bank PLC		693,564	08/14/28	-	1D P TONA	Monthly	(13,980)
Toyoda Gosei Co. Ltd.	Merrill Lynch International		406,863	03/15/28	0.25%	1D P TONA	Monthly	(63,478)
TransDigm Group, Inc.	Barclays Bank PLC		884,985	09/14/26	0.20%	1D OBFR01	Monthly	(73,713)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Transurban Group	Merrill Lynch International	USD	1,017,411	02/15/28	0.25%	1D AONIA	Monthly	$ (1,932)
Trend Micro, Inc.	Barclays Bank PLC		271,439	08/14/28	-	1D P TONA	Monthly	(1,413)
Truist Financial Corp.	Merrill Lynch International		697,132	02/15/28	-	1D OBFR01	Monthly	20,000
Tyler Technologies, Inc.	Citibank N.A.		419,798	02/24/28	0.20%	1D OBFR01	Monthly	25,296
UCB SA	Barclays Bank PLC		310,520	09/14/26	0.26%	1D ESTR	Monthly	(9,223)
Ulta Beauty, Inc.	Citibank N.A.		357,878	02/24/28	0.20%	1D OBFR01	Monthly	(44,252)
Unilever PLC	Merrill Lynch International		754,810	02/15/28	0.25%	1D SONIA	Monthly	(52,098)
Unipol Assicurazioni SpA	Merrill Lynch International		400,479	02/15/28	0.26%	1D ESTR	Monthly	8,372
United Microelectronics Corp.	Merrill Lynch International		314,295	02/15/28	0.15%	1D OBFR01	Monthly	(27,479)
Universal Music Group NV	Citibank N.A.		1,186,508	02/24/27	0.26%	1D ESTR	Monthly	(136,383)
USS Co. Ltd.	JPMorgan Chase Bank N.A.		441,538	02/10/27	0.25%	1D P TONA	Monthly	(33,408)
Valero Energy Corp.	Citibank N.A.		367,377	02/24/28	0.20%	1D OBFR01	Monthly	52,659
Valterra Platinum Ltd.	Merrill Lynch International		225,588	02/15/28	0.85%	1M JIBAR	Monthly	18,180
Var Energi ASA	Barclays Bank PLC		615,266	09/18/26	0.26%	NOWA	Monthly	80,265
Venture Corp. Ltd.	JPMorgan Chase Bank N.A.		549,925	02/10/27	0.30%	1D OBFR01	Monthly	12,381
Veralto Corp.	Merrill Lynch International		958,194	02/15/28	-	1D OBFR01	Monthly	(38,626)
Verizon Communications, Inc.	Barclays Bank PLC		896,350	09/14/26	0.20%	1D OBFR01	Monthly	17,290
VICI Properties, Inc.	Citibank N.A.		1,012,370	02/24/28	0.20%	1D OBFR01	Monthly	(97,150)
Vodafone Group PLC	Citibank N.A.		480,030	02/24/27	0.10%	1D SONIA	Monthly	(6,407)
Voltronic Power Technology Corp.	Merrill Lynch International		565,632	02/15/28	0.40%	1D OBFR01	Monthly	(125,280)
VZ Holding AG	Merrill Lynch International		435,523	02/15/28	0.26%	SSARON	Monthly	2,147
Wells Fargo & Co.	Barclays Bank PLC		519,614	09/14/26	0.20%	1D OBFR01	Monthly	21,734
WH Group Ltd.	JPMorgan Chase Bank N.A.		500,370	02/10/27	0.30%	HONIA	Monthly	42,493
Wheaton Precious Metals Corp.	Merrill Lynch International		322,011	02/15/28	-	CABROVER	Monthly	19,273
Whitecap Resources, Inc.	Citibank N.A.		410,614	02/24/28	0.20%	1D CORRA	Monthly	58,885
Woodside Energy Group Ltd.	JPMorgan Chase Bank N.A.		334,109	02/10/27	0.24%	1D AONIA	Monthly	33,823
Wuxi Biologics Cayman, Inc.	Merrill Lynch International		224,048	02/15/28	0.30%	HONIA	Monthly	6,028
Xiaomi Corp., Class B	JPMorgan Chase Bank N.A.		306,599	02/10/27	0.30%	HONIA	Monthly	(3,408)
XPeng, Inc., A Shares	JPMorgan Chase Bank N.A.		204,879	02/10/27	0.15%	HONIA	Monthly	(10,849)
Zeon Corp.	Barclays Bank PLC		805,348	08/14/28	-	1D P TONA	Monthly	(88,522)
Zurich Insurance Group AG	Barclays Bank PLC		761,489	09/14/26	0.26%	SSARON	Monthly	16,012
Total long positions of equity swaps								(4,345,999)
Short Contracts(b)
Aeroports de Paris SA	Barclays Bank PLC		(431,245)	09/14/26	(0.26)%	1D ESTR	Monthly	(8,557)
Aeroports de Paris SA	JPMorgan Chase Bank N.A.		(66,033)	02/11/27	(0.26)%	1D ESTR	Monthly	(59)
Air Products & Chemicals, Inc.	Citibank N.A.		(350,879)	02/24/28	(0.15)%	1D OBFR01	Monthly	2,291
Airtel Africa PLC	Merrill Lynch International		(897,220)	02/15/28	(0.10)%	1D SONIA	Monthly	26,138
Ajinomoto Co., Inc.	Merrill Lynch International		(302,400)	03/15/28	(0.15)%	1D P TONA	Monthly	(14,237)
Alamos Gold, Inc., Class A	Citibank N.A.		(514,412)	02/24/28	(0.20)%	1D CORRA	Monthly	56,166
Alexandria Real Estate Equities, Inc.	Merrill Lynch International		(476,093)	02/15/28	(0.15)%	1D OBFR01	Monthly	67,597
Alimentation Couche-Tard, Inc.	Merrill Lynch International		(570,565)	02/15/28	-	CABROVER	Monthly	37,757
Alphabet, Inc., Class C, NVS	JPMorgan Chase Bank N.A.		(229,508)	02/09/27	(0.15)%	1D OBFR01	Monthly	14,362
ALS Ltd.	JPMorgan Chase Bank N.A.		(374,726)	02/10/27	(0.25)%	1D AONIA	Monthly	22,415
ALS Ltd.	Merrill Lynch International		(72,187)	02/15/28	-	1D AONIA	Monthly	(2,678)
American Express Co.	Barclays Bank PLC		(451,278)	09/14/26	(0.15)%	1D OBFR01	Monthly	(2,442)
Ampol Ltd.	JPMorgan Chase Bank N.A.		(449,653)	02/10/27	(0.25)%	1D AONIA	Monthly	(37,410)
Anheuser-Busch InBev SA	JPMorgan Chase Bank N.A.		(701,631)	02/11/27	(0.26)%	1D ESTR	Monthly	30,526
ANZ Group Holdings Ltd.	JPMorgan Chase Bank N.A.		(512,602)	02/10/27	(0.24)%	1D AONIA	Monthly	4,668
Ares Management Corp., Class A	Citibank N.A.		(472,314)	02/24/28	(0.15)%	1D OBFR01	Monthly	14,094
Asahi Group Holdings Ltd.	Merrill Lynch International		(386,018)	03/15/28	(0.15)%	1D P TONA	Monthly	(4,381)
Asahi Kasei Corp.	Merrill Lynch International		(314,051)	03/15/28	(0.15)%	1D P TONA	Monthly	(8,837)
ASX Ltd.	JPMorgan Chase Bank N.A.		(383,874)	02/10/27	(0.25)%	1D AONIA	Monthly	(15,233)
AvalonBay Communities, Inc.	Citibank N.A.		(599,624)	02/24/28	(0.15)%	1D OBFR01	Monthly	44,234
Ayvens SA	Citibank N.A.		(412,029)	02/24/27	(0.26)%	1D ESTR	Monthly	(5,341)
Baker Hughes Co., Class A	Merrill Lynch International		(333,274)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8,606)
Banca Monte dei Paschi di Siena SpA	Citibank N.A.		(522,162)	02/24/27	(0.12)%	1D ESTR	Monthly	2,121
Bank of New York Mellon Corp. (The)	Merrill Lynch International		(640,232)	02/15/28	(0.15)%	1D OBFR01	Monthly	(370)
Banque Cantonale Vaudoise, Registered Shares	Barclays Bank PLC		(636,544)	09/14/26	(0.26)%	SSARON	Monthly	(30,301)
1222026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Barratt Redrow PLC	Citibank N.A.	USD	(469,505)	02/24/27	(0.25)%	1D SONIA	Monthly	$ 130,740
BASF SE	Barclays Bank PLC		(505,455)	09/14/26	(0.26)%	1D ESTR	Monthly	(79,654)
Beiersdorf AG	Citibank N.A.		(470,097)	02/24/27	(0.26)%	1D ESTR	Monthly	119,536
BeOne Medicines Ltd., Class H	JPMorgan Chase Bank N.A.		(75,291)	02/10/27	(0.15)%	HONIA	Monthly	1,264
BeOne Medicines Ltd., Class H	Merrill Lynch International		(464,494)	02/15/28	-	HONIA	Monthly	56,224
Berkeley Group Holdings PLC	Citibank N.A.		(538,732)	02/24/27	(0.25)%	1D SONIA	Monthly	76,062
Berkshire Hathaway, Inc., Class B	Citibank N.A.		(482,920)	02/24/28	(0.15)%	1D OBFR01	Monthly	3,720
Bollore SE	Barclays Bank PLC		(1,012,119)	09/14/26	(0.26)%	1D ESTR	Monthly	(17,696)
Brenntag SE	Barclays Bank PLC		(278,544)	09/14/26	(0.26)%	1D ESTR	Monthly	(53,373)
Brenntag SE	Citibank N.A.		(529,968)	02/24/27	(0.26)%	1D ESTR	Monthly	(52,581)
Brenntag SE	Merrill Lynch International		(87,614)	02/15/28	(0.26)%	1D ESTR	Monthly	(7,220)
Brother Industries Ltd.	Merrill Lynch International		(486,499)	03/15/28	(0.15)%	1D P TONA	Monthly	7,012
BT Group PLC	Barclays Bank PLC		(330,216)	09/14/26	(0.25)%	1D SONIA	Monthly	(767)
Caixa Seguridade Participacoes S/A	Merrill Lynch International		(1,154,369)	02/15/28	-	1D OBFR01	Monthly	(20,820)
Campbell’s Co. (The)	Barclays Bank PLC		(742,729)	09/14/26	(0.50)%	1D OBFR01	Monthly	(32,267)
Canadian Pacific Kansas City Ltd.	Citibank N.A.		(469,650)	02/24/28	(0.20)%	1D CORRA	Monthly	28,969
Canon Marketing Japan, Inc.	Barclays Bank PLC		(514,255)	08/14/28	(0.20)%	1D P TONA	Monthly	(9,176)
Carnival Corp.	Citibank N.A.		(454,943)	02/24/28	(0.15)%	1D OBFR01	Monthly	(16,073)
Chailease Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(644,031)	02/11/27	(0.55)%	1D OBFR01	Monthly	(72,049)
China Merchants Bank Co. Ltd., Class H	JPMorgan Chase Bank N.A.		(292,360)	02/10/27	(0.30)%	HONIA	Monthly	(3,112)
China Tower Corp. Ltd., Class H	Merrill Lynch International		(379,255)	02/15/28	(0.30)%	HONIA	Monthly	5,294
Church & Dwight Co., Inc.	Citibank N.A.		(397,499)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,555
Cie Generale des Etablissements Michelin SCA	Citibank N.A.		(450,623)	02/24/27	(0.26)%	1D ESTR	Monthly	(11,872)
CLP Holdings Ltd.	Merrill Lynch International		(698,563)	02/15/28	(0.15)%	HONIA	Monthly	15,983
CMOC Group Ltd., Class H	Merrill Lynch International		(88,379)	02/15/28	(0.30)%	HONIA	Monthly	25,285
Coca-Cola HBC AG	Barclays Bank PLC		(479,070)	09/14/26	(0.10)%	1D SONIA	Monthly	22,804
Cochlear Ltd.	JPMorgan Chase Bank N.A.		(485,631)	02/10/27	(0.25)%	1D AONIA	Monthly	3,182
Comcast Corp., Class A	Merrill Lynch International		(520,550)	02/15/28	-	1D OBFR01	Monthly	41,093
Commerzbank AG	Barclays Bank PLC		(1,113,638)	09/14/26	(0.10)%	1D ESTR	Monthly	92,218
Commonwealth Bank of Australia	JPMorgan Chase Bank N.A.		(353,595)	02/10/27	(0.25)%	1D AONIA	Monthly	13,986
Community Financial System, Inc.	JPMorgan Chase Bank N.A.		(377,026)	02/09/27	(0.15)%	1D OBFR01	Monthly	(2,263)
Constellation Brands, Inc., Class A	Merrill Lynch International		(531,560)	02/15/28	(0.15)%	1D OBFR01	Monthly	21,560
Continental AG	Citibank N.A.		(703,673)	02/24/27	(0.26)%	1D ESTR	Monthly	82,389
CoreWeave, Inc., Class A	JPMorgan Chase Bank N.A.		(493,737)	02/09/27	(0.15)%	1D OBFR01	Monthly	13,965
Corning, Inc.	Barclays Bank PLC		(424,295)	09/14/26	(0.15)%	1D OBFR01	Monthly	(24,406)
Corpay, Inc.	Barclays Bank PLC		(621,796)	09/14/26	(0.15)%	1D OBFR01	Monthly	68,915
Cosan SA	Merrill Lynch International		(518,151)	02/15/28	-	1D OBFR01	Monthly	(16,169)
CoStar Group, Inc.	Barclays Bank PLC		(417,075)	09/14/26	(0.15)%	1D OBFR01	Monthly	58,049
Croda International PLC	Barclays Bank PLC		(449,601)	09/14/26	(0.10)%	1D SONIA	Monthly	13,990
Crown Castle, Inc.	Citibank N.A.		(519,259)	02/24/28	(0.15)%	1D OBFR01	Monthly	39,530
CSG NV	Citibank N.A.		(1,479,990)	02/24/27	(0.26)%	1D ESTR	Monthly	354,082
CTS Eventim AG & Co. KGaA	Citibank N.A.		(422,212)	02/24/27	-	1D ESTR	Monthly	(7,814)
CVB Financial Corp.	JPMorgan Chase Bank N.A.		(335,295)	02/09/27	(0.15)%	1D OBFR01	Monthly	(2,614)
CVS Health Corp.	Citibank N.A.		(307,689)	02/24/28	(0.15)%	1D OBFR01	Monthly	(8,319)
CyberAgent, Inc.	Merrill Lynch International		(259,571)	03/15/28	(0.15)%	1D P TONA	Monthly	(4,784)
Daikin Industries Ltd.	Barclays Bank PLC		(294,862)	08/14/28	(0.20)%	1D P TONA	Monthly	(5,005)
Danaher Corp.	Barclays Bank PLC		(495,093)	09/14/26	(0.15)%	1D OBFR01	Monthly	40,053
Dassault Aviation SA	Citibank N.A.		(446,851)	02/24/27	(0.26)%	1D ESTR	Monthly	208
Deere & Co.	Barclays Bank PLC		(402,407)	09/14/26	(0.15)%	1D OBFR01	Monthly	8,097
Delivery Hero SE	Citibank N.A.		(416,161)	02/24/27	(0.26)%	1D ESTR	Monthly	44,537
Demant A/S	Merrill Lynch International		(418,870)	02/15/28	-	1W CIBOR	Monthly	(14,471)
Dentsu Soken, Inc.	Barclays Bank PLC		(90,297)	08/14/28	(0.20)%	1D P TONA	Monthly	(8,486)
Dentsu Soken, Inc.	Merrill Lynch International		(232,558)	03/15/28	(0.15)%	1D P TONA	Monthly	(26,278)
Deutsche Lufthansa AG, Registered Shares	Barclays Bank PLC		(344,043)	09/14/26	(0.26)%	1D ESTR	Monthly	19,591
Dexcom, Inc.	Citibank N.A.		(365,941)	02/24/28	(0.15)%	1D OBFR01	Monthly	20,541
Diamondback Energy, Inc.	Barclays Bank PLC		(535,293)	09/14/26	(0.15)%	1D OBFR01	Monthly	(58,077)
Discovery Ltd.	Merrill Lynch International		(654,843)	02/15/28	(0.35)%	1M JIBAR	Monthly	(1,079)
Dover Corp.	Merrill Lynch International		(655,705)	02/15/28	(0.15)%	1D OBFR01	Monthly	51,200
Dr Ing hc F Porsche AG, Preference Shares, NVS	Barclays Bank PLC		(180,828)	09/14/26	(0.26)%	1D ESTR	Monthly	7,722
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS	Citibank N.A.	USD	(249,210)	02/24/27	(0.79)%	1D ESTR	Monthly	$ 10,642
DuPont de Nemours, Inc.	Barclays Bank PLC		(392,319)	09/14/26	(0.15)%	1D OBFR01	Monthly	(1,561)
East Japan Railway Co.	Barclays Bank PLC		(438,082)	08/14/28	(0.20)%	1D P TONA	Monthly	17,248
Eiffage SA	Citibank N.A.		(544,683)	02/24/27	(0.26)%	1D ESTR	Monthly	38,570
Element Fleet Management Corp.	Citibank N.A.		(483,422)	02/24/28	(0.20)%	1D CORRA	Monthly	8,457
Energisa S/A	Merrill Lynch International		(624,897)	02/15/28	-	1D OBFR01	Monthly	(28,215)
Eneva SA	Merrill Lynch International		(304,756)	02/15/28	-	1D OBFR01	Monthly	5,218
Engie Brasil Energia SA	JPMorgan Chase Bank N.A.		(36,882)	02/10/27	(0.50)%	1D OBFR01	Monthly	(558)
Engie Brasil Energia SA	Merrill Lynch International		(380,709)	02/15/28	-	1D OBFR01	Monthly	(21,205)
Expand Energy Corp.	Citibank N.A.		(374,098)	02/24/28	(0.15)%	1D OBFR01	Monthly	(21,110)
Ezaki Glico Co. Ltd.	Barclays Bank PLC		(279,027)	08/14/28	(0.20)%	1D P TONA	Monthly	(183)
F5, Inc.	Citibank N.A.		(619,521)	02/24/28	(0.15)%	1D OBFR01	Monthly	(17,005)
FirstEnergy Corp.	Citibank N.A.		(907,920)	02/24/28	(0.15)%	1D OBFR01	Monthly	(3,960)
Franco-Nevada Corp.	Merrill Lynch International		(653,514)	02/15/28	-	CABROVER	Monthly	(15,032)
Fujikura Ltd.	Merrill Lynch International		(224,385)	03/15/28	(0.15)%	1D P TONA	Monthly	(6,632)
Gecina SA	Citibank N.A.		(486,714)	02/24/27	-	1D ESTR	Monthly	(2,474)
Gen Digital, Inc.	Citibank N.A.		(642,155)	02/24/28	(0.15)%	1D OBFR01	Monthly	82,904
Generac Holdings, Inc.	Citibank N.A.		(277,765)	02/24/28	(0.15)%	1D OBFR01	Monthly	(15,230)
General Dynamics Corp.	Citibank N.A.		(374,693)	02/24/28	(0.15)%	1D OBFR01	Monthly	(2,849)
General Mills, Inc.	Citibank N.A.		(560,296)	02/24/28	(0.15)%	1D OBFR01	Monthly	1,996
Genting Singapore Ltd.	Merrill Lynch International		(791,069)	02/15/28	-	1D OBFR01	Monthly	37,262
Georg Fischer AG, Registered Shares	Barclays Bank PLC		(656,750)	09/14/26	(0.26)%	SSARON	Monthly	32,521
Gildan Activewear, Inc.	Merrill Lynch International		(927,376)	02/15/28	-	CABROVER	Monthly	136,581
GMO Payment Gateway, Inc.	Barclays Bank PLC		(285,713)	08/14/28	(0.20)%	1D P TONA	Monthly	(12,191)
Grifols SA	Merrill Lynch International		(424,329)	02/15/28	(0.26)%	1D ESTR	Monthly	65,482
H & M Hennes & Mauritz AB, B Shares	Barclays Bank PLC		(670,880)	09/14/26	(0.26)%	1D STIBOR	Monthly	8,586
Haier Smart Home Co. Ltd., Class H	Merrill Lynch International		(489,527)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,151)
Hakuhodo DY Holdings, Inc.	Barclays Bank PLC		(411,584)	08/14/28	(0.20)%	1D P TONA	Monthly	29,478
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC		(616,379)	08/14/28	(0.20)%	1D P TONA	Monthly	(48,667)
HCA Healthcare, Inc.	Barclays Bank PLC		(537,354)	09/14/26	(0.15)%	1D OBFR01	Monthly	64,114
Helvetia Baloise Holding AG	Barclays Bank PLC		(702,578)	09/14/26	(0.26)%	SSARON	Monthly	(22,091)
Hewlett Packard Enterprise Co.	Citibank N.A.		(313,077)	02/24/28	(0.15)%	1D OBFR01	Monthly	(17,882)
Holmen AB, B Shares	Citibank N.A.		(820,447)	02/24/27	(0.29)%	TN STIBOR	Monthly	31,529
Honda Motor Co. Ltd.	Barclays Bank PLC		(714,971)	08/14/28	(0.20)%	1D P TONA	Monthly	99,860
Honda Motor Co. Ltd.	Citibank N.A.		(174,823)	02/24/27	(0.25)%	1D P TONA	Monthly	21,045
Howden Joinery Group PLC	Barclays Bank PLC		(285,808)	09/14/26	(0.25)%	1D SONIA	Monthly	(3,347)
Hoya Corp.	Merrill Lynch International		(760,850)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,936)
HSBC Holdings PLC	Citibank N.A.		(462,298)	02/24/27	(0.25)%	1D SONIA	Monthly	(25,453)
HUB24 Ltd.	JPMorgan Chase Bank N.A.		(518,839)	02/10/27	(0.25)%	1D AONIA	Monthly	21,361
IAMGOLD Corp.	Citibank N.A.		(374,809)	02/24/28	(0.20)%	1D CORRA	Monthly	(48,309)
IDEX Corp.	Barclays Bank PLC		(589,541)	09/14/26	(0.15)%	1D OBFR01	Monthly	1,936
IMCD NV	Barclays Bank PLC		(264,368)	09/14/26	(0.26)%	1D ESTR	Monthly	(39,105)
InPost SA	Merrill Lynch International		(733,855)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,630)
International Flavors & Fragrances, Inc.	Barclays Bank PLC		(784,571)	09/14/26	(0.15)%	1D OBFR01	Monthly	51,816
International Paper Co.	Barclays Bank PLC		(78,222)	09/14/26	(0.75)%	1D SONIA	Monthly	12,988
International Paper Co.	JPMorgan Chase Bank N.A.		(566,499)	02/11/27	(0.50)%	1D SONIA	Monthly	16,878
International Paper Co.	Merrill Lynch International		(864,041)	02/15/28	(0.15)%	1D OBFR01	Monthly	178,601
Investment AB Latour, B Shares	Citibank N.A.		(662,823)	02/24/27	(0.26)%	TN STIBOR	Monthly	61,374
iShares iBoxx USD High Yield Corporate Bond ETF	Citibank N.A.		(10,272,746)	02/24/28	(3.39)%	1D OBFR01	Monthly	71,802
iShares iBoxx USD Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.		(12,684,790)	02/09/27	(3.27)%	1D OBFR01	Monthly	209,467
iShares iBoxx USD Investment Grade Corporate Bond ETF	Merrill Lynch International		(9,594,731)	02/15/28	(0.15)%	1D OBFR01	Monthly	223,553
iShares Preferred & Income Securities ETF	Merrill Lynch International		(13,893,795)	02/15/28	(0.50)%	1D OBFR01	Monthly	659,115
J Front Retailing Co. Ltd.	Barclays Bank PLC		(335,362)	08/14/28	(0.20)%	1D P TONA	Monthly	20,810
Japan Airlines Co. Ltd.	JPMorgan Chase Bank N.A.		(425,547)	02/10/27	(0.25)%	1D P TONA	Monthly	15,754
Japan Steel Works Ltd. (The)	Barclays Bank PLC		(264,018)	08/14/28	(0.20)%	1D P TONA	Monthly	16,140
Japan Steel Works Ltd. (The)	Citibank N.A.		(122,876)	02/24/27	-	1D P TONA	Monthly	(3,817)
1242026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
JD Sports Fashion PLC	Citibank N.A.	USD	(594,430)	02/24/27	(0.25)%	1D SONIA	Monthly	$ 54,378
JDE Peet’s NV	Citibank N.A.		(403,727)	02/24/27	(0.26)%	1D ESTR	Monthly	(2,764)
Jeol Ltd.	Merrill Lynch International		(450,491)	03/15/28	(0.15)%	1D P TONA	Monthly	37,058
Johnson Controls International PLC	Barclays Bank PLC		(1,241,959)	09/14/26	(0.15)%	1D OBFR01	Monthly	63,409
KeyCorp	Merrill Lynch International		(931,542)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,267
Klepierre SA	Barclays Bank PLC		(788,649)	09/14/26	(0.10)%	1D ESTR	Monthly	11,525
Kobe Steel Ltd.	Barclays Bank PLC		(652,368)	08/14/28	(0.20)%	1D P TONA	Monthly	84,396
Koei Tecmo Holdings Co. Ltd.	Barclays Bank PLC		(399,680)	08/14/28	(0.20)%	1D P TONA	Monthly	13,999
Komatsu Ltd.	Barclays Bank PLC		(329,510)	08/14/28	(0.20)%	1D P TONA	Monthly	34,838
Lanxess AG	JPMorgan Chase Bank N.A.		(607,835)	02/11/27	-	1D ESTR	Monthly	(357,247)
Legal & General Group PLC	Citibank N.A.		(522,589)	02/24/27	-	1D SONIA	Monthly	(3,554)
Leidos Holdings, Inc.	Merrill Lynch International		(336,227)	02/15/28	-	1D OBFR01	Monthly	9,634
Lennar Corp., Class A	Citibank N.A.		(289,781)	02/24/28	(0.15)%	1D OBFR01	Monthly	20,577
Li Auto, Inc., Class A	Merrill Lynch International		(465,063)	02/15/28	(0.30)%	HONIA	Monthly	(12,462)
Lottery Corp. Ltd. (The)	JPMorgan Chase Bank N.A.		(970,299)	02/10/27	(0.25)%	1D AONIA	Monthly	(13,381)
Lululemon Athletica, Inc.	Barclays Bank PLC		(597,172)	09/14/26	(0.15)%	1D OBFR01	Monthly	61,322
Mapletree Industrial Trust	Merrill Lynch International		(425,073)	02/15/28	(0.30)%	1D OBFR01	Monthly	18,665
Marks & Spencer Group PLC	Citibank N.A.		(344,389)	02/24/27	-	1D SONIA	Monthly	(1,200)
MatsukiyoCocokara & Co.	Barclays Bank PLC		(666,609)	08/14/28	(0.20)%	1D P TONA	Monthly	7,673
Mercari, Inc.	Barclays Bank PLC		(14,779)	08/14/28	(0.20)%	1D P TONA	Monthly	(1,702)
Mercari, Inc.	Merrill Lynch International		(282,702)	03/15/28	(0.15)%	1D P TONA	Monthly	(21,026)
Merlin Properties Socimi SA	Merrill Lynch International		(763,208)	02/15/28	(0.10)%	1D ESTR	Monthly	3,985
Meta Platforms, Inc., Class A	JPMorgan Chase Bank N.A.		(226,587)	02/09/27	(0.15)%	1D OBFR01	Monthly	26,341
Mid-America Apartment Communities, Inc.	Merrill Lynch International		(456,994)	02/15/28	(0.15)%	1D OBFR01	Monthly	41,786
Mitsubishi Chemical Group Corp.	Barclays Bank PLC		(816,936)	08/14/28	(0.20)%	1D P TONA	Monthly	101,370
Morgan Stanley	Barclays Bank PLC		(941,750)	09/14/26	(0.15)%	1D OBFR01	Monthly	3,701
MTR Corp. Ltd.	Merrill Lynch International		(624,153)	02/15/28	(0.30)%	HONIA	Monthly	77,075
National Australia Bank Ltd.	JPMorgan Chase Bank N.A.		(499,929)	02/10/27	(0.25)%	1D AONIA	Monthly	48,689
Nebius Group NV	JPMorgan Chase Bank N.A.		(1,199,037)	02/09/27	(0.77)%	1D OBFR01	Monthly	113,188
NEC Corp.	Merrill Lynch International		(287,318)	03/15/28	(0.15)%	1D P TONA	Monthly	3,651
Nexi SpA	Merrill Lynch International		(388,451)	02/15/28	(0.40)%	1D ESTR	Monthly	(57,421)
NEXTDC Ltd.	JPMorgan Chase Bank N.A.		(372,091)	02/10/27	(0.25)%	1D AONIA	Monthly	35,502
Nihon Kohden Corp.	Barclays Bank PLC		(578,747)	08/14/28	(0.20)%	1D P TONA	Monthly	50,452
NIKE, Inc., Class B	Citibank N.A.		(708,168)	02/24/28	(0.15)%	1D OBFR01	Monthly	74,328
Nippon Steel Corp.	Barclays Bank PLC		(584,007)	08/14/28	(0.20)%	1D P TONA	Monthly	38,619
Nippon Steel Corp.	JPMorgan Chase Bank N.A.		(901,167)	02/10/27	(0.25)%	1D P TONA	Monthly	18,738
Norsk Hydro ASA	Barclays Bank PLC		(497,571)	09/18/26	(0.26)%	NOWA	Monthly	(89,706)
Omnicom Group, Inc.	Citibank N.A.		(330,124)	02/24/28	(0.15)%	1D OBFR01	Monthly	13,822
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC		(346,469)	08/14/28	(0.20)%	1D P TONA	Monthly	(13,051)
Open House Group Co. Ltd.	Barclays Bank PLC		(613,668)	08/14/28	(0.20)%	1D P TONA	Monthly	4,797
Oriental Land Co. Ltd.	Barclays Bank PLC		(324,167)	08/14/28	(0.20)%	1D P TONA	Monthly	(2,613)
Orlen SA	JPMorgan Chase Bank N.A.		(483,564)	02/11/27	(0.50)%	1D OBFR01	Monthly	(63,573)
Pagaya Technologies Ltd., Class A	Barclays Bank PLC		(540,789)	09/14/26	(0.38)%	1D OBFR01	Monthly	(51,334)
Pagaya Technologies Ltd., Class A	JPMorgan Chase Bank N.A.		(317,165)	02/09/27	(0.15)%	1D OBFR01	Monthly	(1,917)
Panasonic Holdings Corp.	Barclays Bank PLC		(510,096)	08/14/28	(0.20)%	1D P TONA	Monthly	(31,619)
Pandora A/S	Merrill Lynch International		(302,417)	02/15/28	(0.26)%	1W CIBOR	Monthly	30,817
PayPal Holdings, Inc.	Barclays Bank PLC		(436,095)	09/14/26	(0.15)%	1D OBFR01	Monthly	(11,682)
PDD Holdings, Inc., ADR	Merrill Lynch International		(441,942)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,650)
Perpetual Ltd.	JPMorgan Chase Bank N.A.		(223,557)	02/10/27	-	1D AONIA	Monthly	(3,843)
Pirelli & C SpA	Citibank N.A.		(1,046,044)	02/24/27	(0.18)%	1D ESTR	Monthly	23,349
PPL Corp.	Barclays Bank PLC		(559,059)	09/14/26	(0.15)%	1D OBFR01	Monthly	1,339
Public Storage	Barclays Bank PLC		(702,218)	09/14/26	(0.15)%	1D OBFR01	Monthly	79,194
QUALCOMM, Inc.	Citibank N.A.		(292,286)	02/24/28	(0.15)%	1D OBFR01	Monthly	(3,908)
Quest Diagnostics, Inc.	Merrill Lynch International		(502,356)	02/15/28	-	1D OBFR01	Monthly	12,406
Randstad NV	Barclays Bank PLC		(619,538)	09/14/26	(0.26)%	1D ESTR	Monthly	89,711
Randstad NV	Merrill Lynch International		(149,945)	02/15/28	(0.26)%	1D ESTR	Monthly	(1,434)
Realtek Semiconductor Corp.	JPMorgan Chase Bank N.A.		(238,669)	02/11/27	(1.39)%	1D OBFR01	Monthly	(1,098)
Reckitt Benckiser Group PLC	Barclays Bank PLC		(522,762)	09/14/26	(0.10)%	1D SONIA	Monthly	101,030
Regency Centers Corp.	Barclays Bank PLC		(1,073,544)	09/14/26	(0.15)%	1D OBFR01	Monthly	29,436
Renesas Electronics Corp.	Merrill Lynch International		(568,027)	03/15/28	(0.15)%	1D P TONA	Monthly	111,945
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Rentokil Initial PLC	Barclays Bank PLC	USD	(455,689)	09/14/26	(0.25)%	1D SONIA	Monthly	$ (9,756)
Restaurant Brands International, Inc.	Citibank N.A.		(286,048)	02/24/28	(0.20)%	1D CORRA	Monthly	(32,147)
ROCKWOOL A/S, B Shares	Merrill Lynch International		(479,320)	02/15/28	(0.26)%	1W CIBOR	Monthly	82,141
Rohm Co. Ltd.	Barclays Bank PLC		(242,116)	08/14/28	(0.20)%	1D P TONA	Monthly	(46,790)
Royal Bank of Canada	Citibank N.A.		(537,140)	02/24/28	(0.20)%	1D CORRA	Monthly	(12,491)
RTL Group SA	Citibank N.A.		(486,730)	02/24/27	(1.23)%	1D ESTR	Monthly	(9,949)
Salesforce, Inc.	Citibank N.A.		(341,910)	02/24/28	(0.15)%	1D OBFR01	Monthly	(12,763)
Salmar ASA	Merrill Lynch International		(367,956)	02/15/28	(0.26)%	NOWA	Monthly	6,184
Sapporo Holdings Ltd.	Barclays Bank PLC		(301,871)	08/14/28	(0.20)%	1D P TONA	Monthly	2,088
Sartorius Stedim Biotech	Merrill Lynch International		(555,428)	02/15/28	-	1D ESTR	Monthly	10,094
Sasol Ltd.	Merrill Lynch International		(145,391)	02/15/28	(0.35)%	1M JIBAR	Monthly	(118,413)
Sawai Group Holdings Co. Ltd.	Barclays Bank PLC		(499,084)	08/14/28	(0.20)%	1D P TONA	Monthly	22,781
Scentre Group	JPMorgan Chase Bank N.A.		(413,418)	02/10/27	(0.24)%	1D AONIA	Monthly	18,403
Schroders PLC	Citibank N.A.		(829,626)	02/24/27	(0.25)%	1D SONIA	Monthly	5,004
Seatrium Ltd.	JPMorgan Chase Bank N.A.		(278,594)	02/10/27	(0.89)%	1D OBFR01	Monthly	(12,613)
Sega Sammy Holdings, Inc.	Barclays Bank PLC		(431,698)	08/14/28	(0.20)%	1D P TONA	Monthly	3,695
Sekisui Chemical Co. Ltd.	Barclays Bank PLC		(416,428)	08/14/28	(0.20)%	1D P TONA	Monthly	40,362
Sembcorp Industries Ltd.	JPMorgan Chase Bank N.A.		(366,416)	02/10/27	(1.50)%	1D OBFR01	Monthly	(38,671)
Shandong Gold Mining Co. Ltd., Class H	Merrill Lynch International		(407,748)	02/15/28	-	HONIA	Monthly	62,946
Shimizu Corp.	Barclays Bank PLC		(366,631)	08/14/28	(0.20)%	1D P TONA	Monthly	(10,133)
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC		(563,386)	08/14/28	(0.20)%	1D P TONA	Monthly	(31,108)
Shiseido Co. Ltd.	Barclays Bank PLC		(332,255)	08/14/28	(0.20)%	1D P TONA	Monthly	(21,188)
SIG Group AG	Citibank N.A.		(281,465)	02/24/27	(0.26)%	SSARON	Monthly	(10,847)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.		(382,025)	02/10/27	(0.25)%	1D AONIA	Monthly	3,748
Simon Property Group, Inc.	Merrill Lynch International		(787,839)	02/15/28	(0.15)%	1D OBFR01	Monthly	60,372
Sino Land Co. Ltd.	Merrill Lynch International		(466,051)	02/15/28	-	HONIA	Monthly	40,719
Smurfit Westrock PLC	Citibank N.A.		(384,207)	02/24/28	(0.15)%	1D OBFR01	Monthly	53,452
Snap-on, Inc.	Citibank N.A.		(764,863)	02/24/28	(0.15)%	1D OBFR01	Monthly	38,423
Sofina SA	Barclays Bank PLC		(434,777)	09/14/26	(0.26)%	1D ESTR	Monthly	(2,309)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.		(494,760)	02/10/27	(0.25)%	1D AONIA	Monthly	(1,127)
SPIE SA	Merrill Lynch International		(377,129)	02/15/28	(0.26)%	1D ESTR	Monthly	46,630
SSE PLC	Citibank N.A.		(626,041)	02/24/27	(0.25)%	1D SONIA	Monthly	349
Standard Bank Group Ltd.	Merrill Lynch International		(669,811)	02/15/28	(0.35)%	1M JIBAR	Monthly	23,293
Standard Life PLC	Citibank N.A.		(1,047,285)	02/24/27	(0.25)%	1D SONIA	Monthly	85,483
STMicroelectronics NV	Citibank N.A.		(480,631)	02/24/27	(0.26)%	1D ESTR	Monthly	(29,798)
Stockland	Merrill Lynch International		(420,319)	02/15/28	(0.30)%	1D AONIA	Monthly	(8,342)
Subaru Corp.	Merrill Lynch International		(278,875)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,463)
Suntory Beverage & Food Ltd.	Barclays Bank PLC		(535,435)	08/14/28	(0.20)%	1D P TONA	Monthly	24,289
Swedish Orphan Biovitrum AB	Merrill Lynch International		(414,818)	02/15/28	(0.26)%	1D STIBOR	Monthly	8,287
Swiss Prime Site AG, Registered Shares	Barclays Bank PLC		(844,153)	09/14/26	(0.26)%	SSARON	Monthly	14,494
Swisscom AG, Registered Shares	Citibank N.A.		(698,828)	02/24/27	(0.26)%	SSARON	Monthly	27,497
Syensqo SA	Citibank N.A.		(455,776)	02/24/27	(0.26)%	1D ESTR	Monthly	6,923
T Rowe Price Group, Inc.	Merrill Lynch International		(524,693)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,881
T&D Holdings, Inc.	Barclays Bank PLC		(352,347)	08/14/28	(0.20)%	1D P TONA	Monthly	(6,257)
T&D Holdings, Inc.	Citibank N.A.		(14,425)	02/24/27	(0.15)%	1D P TONA	Monthly	(944)
Taisei Corp.	Merrill Lynch International		(415,145)	03/15/28	(0.15)%	1D P TONA	Monthly	21,458
Taiwan Mobile Co. Ltd.	JPMorgan Chase Bank N.A.		(594,611)	02/11/27	(0.34)%	1D OBFR01	Monthly	(10,474)
Teradyne, Inc.	Merrill Lynch International		(268,944)	02/15/28	0.10%	1D OBFR01	Monthly	2,130
Tesco PLC	Barclays Bank PLC		(352,530)	09/14/26	(0.10)%	1D SONIA	Monthly	6,853
Texas Instruments, Inc.	Citibank N.A.		(395,514)	02/24/28	(0.15)%	1D OBFR01	Monthly	46,062
TIS, Inc.	Barclays Bank PLC		(475,439)	08/14/28	(0.20)%	1D P TONA	Monthly	(33,439)
TKO Group Holdings, Inc., Class A	Citibank N.A.		(322,901)	02/24/28	(0.15)%	1D OBFR01	Monthly	20,426
Tokio Marine Holdings, Inc.	Barclays Bank PLC		(436,006)	08/14/28	(0.20)%	1D P TONA	Monthly	(5,240)
Tokyu Corp.	Barclays Bank PLC		(343,629)	08/14/28	(0.20)%	1D P TONA	Monthly	(1,050)
TOPPAN Holdings, Inc.	Barclays Bank PLC		(26,152)	08/14/28	(0.20)%	1D P TONA	Monthly	(223)
TOPPAN Holdings, Inc.	Merrill Lynch International		(270,583)	03/15/28	(0.15)%	1D P TONA	Monthly	30,573
Toromont Industries Ltd.	Merrill Lynch International		(529,336)	02/15/28	-	CABROVER	Monthly	(2,681)
TOTVS SA	Merrill Lynch International		(153,828)	02/15/28	-	1D OBFR01	Monthly	(4,522)
Tourmaline Oil Corp.	Citibank N.A.		(1,151,126)	02/24/28	(0.20)%	1D CORRA	Monthly	(50,196)
Toyota Motor Corp.	Merrill Lynch International		(882,500)	03/15/28	(0.15)%	1D P TONA	Monthly	71,793
1262026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Trade Desk, Inc. (The), Class A	Citibank N.A.	USD	(418,448)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ 30,449
UDR, Inc.	Barclays Bank PLC		(1,290,690)	09/14/26	(0.15)%	1D OBFR01	Monthly	121,902
Unimicron Technology Corp.	JPMorgan Chase Bank N.A.		(283,404)	02/11/27	(1.00)%	1D OBFR01	Monthly	49,286
United Overseas Bank Ltd.	Merrill Lynch International		(818,143)	02/15/28	(0.30)%	1D OBFR01	Monthly	33,797
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.		(8,610,229)	02/09/27	(0.47)%	1D OBFR01	Monthly	122,065
Vend Marketplaces ASA	Citibank N.A.		(415,668)	02/24/27	(0.26)%	NOWA	Monthly	(4,991)
Visional, Inc.	Barclays Bank PLC		(346,574)	08/14/28	(0.20)%	1D P TONA	Monthly	(402)
W R Berkley Corp.	Barclays Bank PLC		(487,786)	09/14/26	(0.15)%	1D OBFR01	Monthly	30,454
Wartsila Oyj Abp	Citibank N.A.		(420,568)	02/24/27	(0.26)%	1D ESTR	Monthly	48,088
Westinghouse Air Brake Technologies Corp.	Citibank N.A.		(651,410)	02/24/28	(0.15)%	1D OBFR01	Monthly	(23,347)
Wharf Real Estate Investment Co. Ltd.	Merrill Lynch International		(469,479)	02/15/28	(0.30)%	HONIA	Monthly	96,981
Whitbread PLC	Barclays Bank PLC		(599,197)	09/14/26	(0.25)%	1D SONIA	Monthly	45,781
Willis Towers Watson PLC	Citibank N.A.		(670,336)	02/24/28	(0.15)%	1D OBFR01	Monthly	1,726
Xero Ltd.	JPMorgan Chase Bank N.A.		(679,156)	02/10/27	(0.25)%	1D AONIA	Monthly	55,528
Xero Ltd.	Merrill Lynch International		(115,910)	02/15/28	(0.15)%	1D AONIA	Monthly	10,210
Yakult Honsha Co. Ltd.	Barclays Bank PLC		(493,147)	08/14/28	(0.20)%	1D P TONA	Monthly	(13,872)
Yamaha Motor Co. Ltd.	Barclays Bank PLC		(313,096)	08/14/28	(0.20)%	1D P TONA	Monthly	21,953
Zimmer Biomet Holdings, Inc.	Merrill Lynch International		(481,863)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,679
ZOZO, Inc.	Merrill Lynch International		(281,429)	03/15/28	(0.15)%	1D P TONA	Monthly	(89)
ZTO Express Cayman, Inc.	JPMorgan Chase Bank N.A.		(929,976)	02/10/27	(0.41)%	HONIA	Monthly	(47,156)
Total short positions of equity swaps								4,777,111
Total long and short positions of equity swaps								431,112
Net dividends and financing fees								(385,290)
Total equity swap contracts including dividends and financing fees								$ 45,822

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
	Swap/Options Premiums Paid	Swap/Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 616,918	$ (7,610,843)	$ 5,828,379	$ (5,878,517)	$ —
OTC Swaps	10,192,156	(2,545,866)	11,776,753	(17,430,278)	—
Options Written	N/A	(51,096,110)	4,281,252	(11,575,749)	(58,390,603)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 674,086	$ —	$ 6,432,068	$ —	$ 7,106,154
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	13,724,625	—	—	13,724,625
Options purchased
Investments at value — unaffiliated(b)	—	8,275	3,477,013	1,489,460	13,421,433	—	18,396,181
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	1,145,559	—	—	4,421,735	261,085	5,828,379
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	11,437,139	9,801,627	—	730,143	—	21,968,909
	$ —	$ 12,590,973	$ 13,952,726	$ 15,214,085	$ 25,005,379	$ 261,085	$ 67,024,248
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 94,693	$ —	$ 21,676,347	$ —	$ 21,771,040
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	12,428,573	—	—	12,428,573
Options written
Options written at value	—	892,761	1,444,283	3,963,789	52,089,770	—	58,390,603
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	106,357	—	—	5,400,184	371,976	5,878,517
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	6,336,923	12,951,072	—	688,149	—	19,976,144
	$ —	$ 7,336,041	$ 14,490,048	$ 16,392,362	$ 79,854,450	$ 371,976	$ 118,444,877

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended March 31, 2026, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (1,418,343)	$ —	$ (64,069,698)	$ —	$ (65,488,041)
Forward foreign currency exchange contracts	—	—	—	11,749,753	—	—	11,749,753
Options purchased(a)	—	—	(306,562)	(5,076,864)	(8,841,763)	—	(14,225,189)
Options written	—	—	2,788,158	5,030,679	6,856,844	—	14,675,681
Swaps	—	9,482,243	10,391,252	—	(4,479,272)	—	15,394,223
	$ —	$ 9,482,243	$ 11,454,505	$ 11,703,568	$ (70,533,889)	$ —	$ (37,893,573)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,051,134	$ —	$ (19,598,745)	$ —	$ (18,547,611)
Forward foreign currency exchange contracts	—	—	—	1,943,648	—	—	1,943,648
Options purchased(b)	—	(9,273)	1,101,951	1,321,958	3,798,834	—	6,213,470
1282026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options written	$ —	$ (140,495)	$ (119,942)	$ (679,445)	$ (7,904,947)	$ —	$ (8,844,829)
Swaps	—	(8,156,569)	(2,732,993)	—	(2,461,552)	(1,568,129)	(14,919,243)
	$ —	$ (8,306,337)	$ (699,850)	$ 2,586,161	$ (26,166,410)	$ (1,568,129)	$ (34,154,565)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 6,930,327,314
Average notional value of contracts — short	164,959,806
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,385,363,759
Average amounts sold — in USD	625,578,607
Options:
Average value of option contracts purchased	2,838,433
Average value of option contracts written	3,207,234
Average notional value of swaption contracts purchased	1,306,961,915
Average notional value of swaption contracts written	6,335,218,572
Credit default swaps:
Average notional value — buy protection	304,589,816
Average notional value — sell protection	76,437,047
Equity swaps:
Average notional value — long	135,992,262
Average notional value — short	183,265,155
Total return swaps:
Average notional value	523,531,606
Interest rate swaps:
Average notional value — pays fixed rate	4,383,464,941
Average notional value — receives fixed rate	3,757,049,902
Inflation swaps:
Average notional value — receives fixed rate	176,336,818

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 7,496,294	$ 924,040
Forward foreign currency exchange contracts	13,724,625	12,428,573
Options	18,396,181 (a)	58,390,603
Swaps — centrally cleared	—	538,408
Swaps — OTC(b)	21,968,909	19,976,144
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$ 61,586,009	$ 92,257,768
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,477,639)	(3,283,392)
Total derivative assets and liabilities subject to an MNA	$ 52,108,370	$ 88,974,376

(a)
Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated
Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Australia & New Zealand Banking Group Ltd.	$ 791,920	$ —	$ —	$ —	$ 791,920
Bank of America N.A.	5,596,649	(5,596,649)	—	—	—
Bank of New York Mellon	4,962	(4,962)	—	—	—
Barclays Bank PLC	4,311,258	(3,819,931)	(491,327)	—	—
BNP Paribas SA	4,362,029	(1,724,364)	—	(2,637,665)	—
Citibank N.A.	4,914,247	(4,914,247)	—	—	—
Citigroup Global Markets, Inc.	501,886	—	—	(418,427)	83,459
Credit Agricole Corporate & Investment Bank	233,329	(233,329)	—	—	—
Deutsche Bank AG	13,890,996	(10,186,800)	—	—	3,704,196
Goldman Sachs Bank USA	1,974,719	(1,974,719)	—	—	—
Goldman Sachs International	1,034,992	(1,034,992)	—	—	—
HSBC Bank PLC	1,840,332	(830,941)	—	—	1,009,391
JPMorgan Chase Bank N.A.	3,069,020	(3,069,020)	—	—	—
Merrill Lynch International	3,476,029	(2,250,469)	—	—	1,225,560
Morgan Stanley & Co. International PLC	1,630,339	(1,630,339)	—	—	—
NatWest Markets PLC	1,823,175	(81,448)	—	—	1,741,727
Royal Bank of Canada	4,919	—	—	—	4,919
Societe Generale	1,749,149	(1,749,149)	—	—	—
Standard Chartered Bank	42,303	(42,303)	—	—	—
State Street Bank and Trust Co.	741,576	(81,609)	—	—	659,967
UBS AG	114,541	(114,541)	—	—	—
	$ 52,108,370	$ (39,339,812)	$ (491,327)	$ (3,056,092)	$ 9,221,139
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$ 17,581,082	$ (5,596,649)	$ (7,814,909)	$ (4,169,524)	$ —
Bank of New York Mellon	124,763	(4,962)	—	—	119,801
Barclays Bank PLC	3,819,931	(3,819,931)	—	—	—
BNP Paribas SA	1,724,364	(1,724,364)	—	—	—
Citibank N.A.	6,415,338	(4,914,247)	(1,501,091)	—	—
Credit Agricole Corporate & Investment Bank	837,197	(233,329)	(603,868)	—	—
Deutsche Bank AG	10,186,800	(10,186,800)	—	—	—
Goldman Sachs Bank USA	2,065,421	(1,974,719)	—	—	90,702
Goldman Sachs International	14,173,263	(1,034,992)	(13,138,271)	—	—
HSBC Bank PLC	830,941	(830,941)	—	—	—
J.P. Morgan Securities LLC	45,602	—	—	—	45,602
JPMorgan Chase Bank N.A.	4,640,186	(3,069,020)	(1,571,166)	—	—
Merrill Lynch International	2,250,469	(2,250,469)	—	—	—
Morgan Stanley & Co. International PLC	17,539,888	(1,630,339)	(11,219,563)	—	4,689,986
NatWest Markets PLC	81,448	(81,448)	—	—	—
Nomura International PLC	1,419,111	—	(1,419,111)	—	—
Societe Generale	3,305,325	(1,749,149)	—	—	1,556,176
Standard Chartered Bank	112,279	(42,303)	—	—	69,976
State Street Bank and Trust Co.	81,609	(81,609)	—	—	—
1302026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Toronto-Dominion Bank	$ 875,137	$ —	$ —	$ —	$ 875,137
UBS AG	864,222	(114,541)	—	—	749,681
	$ 88,974,376	$ (39,339,812)	$ (37,267,979)	$ (4,169,524)	$ 8,197,061

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,253,053,592	$ 76,270,428	$ 2,329,324,020
Common Stocks
Aerospace & Defense	—	—	27,977,727	27,977,727
Banks	10,040,375	—	—	10,040,375
Capital Markets	513,837	1,013,468	193,436	1,720,741
Chemicals	1,915,819	—	—	1,915,819
Communications Equipment	1,271,416	—	—	1,271,416
Diversified Telecommunication Services	275,812	—	—	275,812
Electrical Equipment	—	—	—	—
Energy Equipment & Services	877,374	—	—	877,374
Entertainment	1,799,364	214,575	—	2,013,939
Financial Services	—	—	15,343,743	15,343,743
Hotels, Restaurants & Leisure	5,005,533	—	—	5,005,533
Household Durables	3,624,987	—	—	3,624,987
IT Services	—	—	2,406,216	2,406,216
Machinery	—	2,886,203	—	2,886,203
Media	5,181,181	—	—	5,181,181
Metals & Mining	1,224,558	1,721,712	—	2,946,270
Oil, Gas & Consumable Fuels	6,088,573	—	32,326,484	38,415,057
Real Estate Management & Development	—	—	6,259,673	6,259,673
Software	—	91,234	4,328,096	4,419,330
Trading Companies & Distributors	464,565	—	—	464,565
Corporate Bonds	—	4,242,740,612	202,517,573	4,445,258,185
Fixed Rate Loan Interests	—	—	31,463,800	31,463,800
Floating Rate Loan Interests	—	91,430,153	216,938,292	308,368,445
Foreign Agency Obligations	—	10,461,575	—	10,461,575
Foreign Government Obligations	—	411,387,668	—	411,387,668
Investment Companies	270,646,019	—	—	270,646,019
Municipal Bonds	—	105,926,161	—	105,926,161
Non-Agency Mortgage-Backed Securities	—	2,703,533,015	50,165,910	2,753,698,925
Preferred Securities
Capital Trusts	—	149,439,175	—	149,439,175
Preferred Stocks	2,501,124	6,416,975	99,172,303	108,090,402
U.S. Government Sponsored Agency Securities	—	12,604,572,103	—	12,604,572,103
U.S. Treasury Obligations	—	2,039,249,393	—	2,039,249,393
Warrants
Banks	—	—	2,493,979	2,493,979
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Warrants (continued)
Beverages	$ —	$ —	$ —	$ —
Capital Markets	6,420	—	—	6,420
Hotels, Restaurants & Leisure	—	—	855,114	855,114
Machinery	16,771	4,577	—	21,348
Passenger Airlines	—	589	—	589
Real Estate Management & Development	859	—	—	859
Software	3,209	—	1,999,889	2,003,098
Specialty Retail	1,819	—	88,056	89,875
Trading Companies & Distributors	159	—	—	159
Short-Term Securities
Borrowed Bond Agreements	—	4,087,136	—	4,087,136
Money Market Funds	1,323,229,862	—	—	1,323,229,862
Options Purchased
Credit Contracts	—	8,275	—	8,275
Equity Contracts	1,913,517	1,563,496	—	3,477,013
Foreign Currency Exchange Contracts	—	1,489,460	—	1,489,460
Interest Rate Contracts	67,828	13,353,605	—	13,421,433
Unfunded Floating Rate Loan Interests (a)	—	—	136,881	136,881
Liabilities
Borrowed Bonds	—	(4,061,165)	—	(4,061,165)
TBA Sale Commitments	—	(6,946,958,300)	—	(6,946,958,300)
Unfunded Floating Rate Loan Interests (a)	—	(59,014)	(53,389)	(112,403)
	$ 1,636,670,981	$ 17,693,566,273	$ 770,884,211	$ 20,101,121,465
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 2,390,542	$ —	$ 2,390,542
Equity Contracts	674,086	9,801,627	—	10,475,713
Foreign Currency Exchange Contracts	—	13,724,625	—	13,724,625
Interest Rate Contracts	6,432,068	5,151,878	—	11,583,946
Other Contracts	—	261,085	—	261,085
Liabilities
Credit Contracts	—	(4,790,175)	—	(4,790,175)
Equity Contracts	(1,538,976)	(12,951,072)	—	(14,490,048)
Foreign Currency Exchange Contracts	—	(16,392,362)	—	(16,392,362)
Interest Rate Contracts	(21,717,019)	(58,137,431)	—	(79,854,450)
Other Contracts	—	(371,976)	—	(371,976)
	$ (16,149,841)	$ (61,313,259)	$ —	$ (77,463,100)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2025	$61,311,112	$39,429,790	$190,634,979	$31,588,083	$175,993,714
Transfers into Level 3(a)	—	7,151,823	3,155,143	—	31,728,818
Transfers out of Level 3(b)(c)	—	—	—	—	—
Accrued discounts/premiums	(18,038)	—	(3,404,390)	4,231	190,667
Net realized gain (loss)	(195,989)	—	68,210	8,679	(360,480)
Net change in unrealized appreciation (depreciation)(d)(e)	454,525	16,520,640	(11,481,786)	(234,142)	(6,086,004)
Purchases	21,849,953	27,218,564	25,147,642	2,321,589	64,939,713
Sales	(7,131,135)	(1,485,442)	(1,602,225)	(2,224,640)	(49,468,136)
Closing Balance, as of March 31, 2026	$76,270,428	$88,835,375	$202,517,573	$31,463,800	$216,938,292
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(e)	$454,525	$16,520,640	$(11,483,886)	$(224,754)	$(6,214,795)
1322026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2025	$58,668,048	$80,704,176	$5,723,255	$218,894	$644,272,051
Transfers into Level 3(a)	—	—	—	—	42,035,784
Transfers out of Level 3(b)(c)	(18,380,055)	—	(5)	—	(18,380,060)
Accrued discounts/premiums	163,216	—	—	—	(3,064,314)
Net realized gain (loss)	—	—	(321,839)	—	(801,419)
Net change in unrealized appreciation (depreciation)(d)(e)	(478,573)	15,640,328	35,630	(82,013)	14,288,605
Purchases	12,123,462	3,944,799	—	—	157,545,722
Sales	(1,930,188)	(1,117,000)	(3)	—	(64,958,769)
Closing Balance, as of March 31, 2026	$50,165,910	$99,172,303	$5,437,038	$136,881	$770,937,600
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(e)	$(478,573)	$15,181,946	$14,661	$(82,013)	$13,687,751

Unfunded Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2025	$(79,168)
Transfers into Level 3(a)	—
Transfers out of Level 3(b)(c)	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(d)(e)	25,779
Purchases	—
Sales	—
Closing Balance, as of March 31, 2026	$(53,389)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(e)	$25,779

(a)
As of September 30, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of September 30, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
As of September 30, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(d)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $177,718,597. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$21,084,450	Income	Discount Rate	7%	—
Non-Agency Mortgage-Backed Securities	10,055,363	Income	Discount Rate	8%	—
Common Stocks	72,608,576	Market Income	Volatility Time to Exit Revenue Multiple EBITDA Multiple Discount for lack of marketability Risk free rate Discount Rate	49% 1.1 years 20.68x - 32.14x 3.75x - 71.43x 10% - 11% 4% 10% - 15%	— — 24.77x 45.7x 10% — 13%
Corporate Bonds	198,367,970	Income	Discount Rate	5% - 18%	11%
Floating Rate Loan Interests	160,433,151	Income Market	Discount Rate EBITDA Multiple	5% - 32% 5.0x	10% —
Fixed Rate Loan Interests	29,263,713	Income	Discount Rate	7%	—
Preferred Stock	95,915,356	Income Market	Discount Rate Revenue Multiple	11% - 16% 7.22x-62.49x	14% 35.69x
Warrants	5,437,035	Market	Revenue Multiple Volatility Time to Exit EBITDA Multiple	7.25x-9.50x 50% 5.2 years 12.00x	7.34x 50% — —
	$593,165,614

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
1342026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities (unaudited)
March 31, 2026

BlackRock Total Return Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 25,458,240,571
Investments, at value — affiliated(c)	1,593,875,881
Cash pledged:
Collateral — OTC derivatives	4,169,524
Futures contracts	80,192,010
Centrally cleared swaps	17,161,000
Foreign currency, at value(d)	113,894,718
Receivables:
Investments sold	45,949,188
Options written	1,065,368
Securities lending income — affiliated	206,973
Swaps	130,961,372
TBA sale commitments	6,977,883,712
Capital shares sold	32,662,113
Dividends — affiliated	2,159,441
Interest — unaffiliated	127,711,276
From the Manager	134,448
Principal paydowns	8,222
Variation margin on futures contracts	7,496,294
Swap premiums paid	10,192,156
Unrealized appreciation on:
Forward foreign currency exchange contracts	13,724,625
OTC swaps	11,776,753
Unfunded floating rate loan interests	136,881
Prepaid expenses	297,439
Total assets	34,629,899,965
LIABILITIES
Bank overdraft	443,016
Cash received:
Collateral — OTC derivatives	3,098,427
Collateral — TBA commitments	5,470,000
Borrowed bonds at value(e)	4,061,165
Collateral on securities loaned	262,474,927
Options written, at value(f)	58,390,603
TBA sale commitments, at value(g)	6,946,958,300
Payables:
Investments purchased	9,279,594,790
Swaps	127,225,368
Capital shares redeemed	79,750,699
Income dividend distributions	5,922,946
Interest expense	55,077
Investment advisory fees	5,114,612
Directors’ and Officer’s fees	565,746
Options written	2,508,340
Other accrued expenses	4,161,050
Other affiliate fees	291,949
Professional fees	16,841
Service and distribution fees	303,273
Variation margin on futures contracts	924,040
Variation margin on centrally cleared swaps	538,408
Swap premiums received	2,545,866
Consolidated Statement of Assets and Liabilities

Consolidated Statement of Assets and Liabilities (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 12,428,573
OTC swaps	17,430,278
Unfunded floating rate loan interests	112,403
Total liabilities	16,820,386,697
Commitments and contingent liabilities
NET ASSETS	$ 17,809,513,268
NET ASSETS CONSIST OF:
Paid-in capital	$ 21,242,334,011
Accumulated loss	(3,432,820,743)
NET ASSETS	$ 17,809,513,268
(a) Investments, at cost — unaffiliated	$ 26,128,191,965
(b) Securities loaned, at value	$ 258,770,421
(c) Investments, at cost — affiliated	$ 1,593,342,313
(d) Foreign currency, at cost	$ 113,222,064
(e) Proceeds received from borrowed bonds	$ 4,076,200
(f) Premiums received	$ 51,096,110
(g) Proceeds from TBA sale commitments	$ 6,977,883,712

1362026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities (unaudited) (continued)
March 31, 2026
BlackRock Total Return Fund
NET ASSET VALUE
Institutional
Net assets	$ 9,721,742,046
Shares outstanding	982,072,884
Net asset value	$ 9.90
Shares authorized	1.6 billion
Par value	$ 0.10
Service
Net assets	$ 36,717,257
Shares outstanding	3,708,301
Net asset value	$ 9.90
Shares authorized	50 million
Par value	$ 0.10
Investor A
Net assets	$ 1,138,190,186
Shares outstanding	114,925,823
Net asset value	$ 9.90
Shares authorized	450 million
Par value	$ 0.10
Investor A1
Net assets	$ 13,396,462
Shares outstanding	1,353,852
Net asset value	$ 9.90
Shares authorized	50 million
Par value	$ 0.10
Investor C
Net assets	$ 21,040,251
Shares outstanding	2,126,163
Net asset value	$ 9.90
Shares authorized	100 million
Par value	$ 0.10
Class K
Net assets	$ 6,805,806,830
Shares outstanding	687,545,500
Net asset value	$ 9.90
Shares authorized	1 billion
Par value	$ 0.10
Class R
Net assets	$ 72,620,236
Shares outstanding	7,331,848
Net asset value	$ 9.90
Shares authorized	250 million
Par value	$ 0.10
See notes to consolidated financial statements.
Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations (unaudited)
Six Months Ended March 31, 2026

BlackRock Total Return Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 265,870
Dividends — affiliated	7,776,775
Interest — unaffiliated	458,148,516
Securities lending income — affiliated — net	234,118
Payment-in-kind interest — unaffiliated	2,053,886
Foreign taxes withheld	(135,011)
Total investment income	468,344,154
EXPENSES
Investment advisory	31,406,882
Transfer agent — class specific	6,978,672
Service and distribution — class specific	1,839,310
Custodian	355,960
Professional	288,174
Accounting services	251,596
Registration	166,106
Directors and Officer	101,349
Printing and postage	1,121
Miscellaneous	383,555
Total expenses excluding interest expense	41,772,725
Interest expense	130,200
Total expenses	41,902,925
Less:
Fees waived and/or reimbursed by the Manager	(280,908)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,676,346)
Total expenses after fees waived and/or reimbursed	39,945,671
Net investment income	428,398,483
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(26,294,083)
Investments — affiliated	(4,788,417)
Borrowed bonds	(133,414)
Options written	14,675,681
Futures contracts	(65,488,041)
Forward foreign currency exchange contracts	11,749,753
Foreign currency transactions	(1,640,954)
Swaps	15,394,223
(56,525,252)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(151,090,079)
Investments — affiliated	470,577
Borrowed bonds	15,035
Options written	(8,844,829)
Futures contracts	(18,547,611)
Forward foreign currency exchange contracts	1,943,648
Foreign currency translations	6,489,089
Swaps	(14,919,243)
Unfunded floating rate loan interests	(115,234)
(184,598,647)
Net realized and unrealized loss	(241,123,899)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 187,274,584
(a) Net of foreign capital gain tax of	$(148,015)
See notes to consolidated financial statements.
1382026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Changes in Net Assets

BlackRock Total Return Fund
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 428,398,483	$ 911,786,614
Net realized loss	(56,525,252)	(276,979,927)
Net change in unrealized appreciation (depreciation)	(184,598,647)	(36,996,245)
Net increase in net assets resulting from operations	187,274,584	597,810,442
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(239,194,880)	(519,452,601)
Service	(778,689)	(1,612,875)
Investor A	(26,374,928)	(57,379,965)
Investor A1	(309,971)	(646,399)
Investor C	(454,564)	(1,178,198)
Class K	(165,484,351)	(344,106,110)
Class R	(1,457,147)	(2,905,116)
Decrease in net assets resulting from distributions to shareholders	(434,054,530)	(927,281,264)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	183,109,475	(1,924,652,928)
NET ASSETS
Total decrease in net assets	(63,670,471)	(2,254,123,750)
Beginning of period	17,873,183,739	20,127,307,489
End of period	$ 17,809,513,268	$ 17,873,183,739

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.
Consolidated Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Total Return Fund
Institutional
	Six Months Ended 03/31/26(a) (unaudited)	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 10.04	$ 10.18	$ 9.51	$ 9.76	$ 11.96	$ 12.53
Net investment income(b)	0.23	0.47	0.46	0.41	0.25	0.23
Net realized and unrealized gain (loss)	(0.14)	(0.14)	0.67	(0.26)	(2.13)	(0.07)
Net increase (decrease) from investment operations	0.09	0.33	1.13	0.15	(1.88)	0.16
Distributions(c)
From net investment income	(0.23)	(0.47)	(0.46)	(0.38)	(0.25)	(0.24)
From net realized gain	—	—	—	—	(0.07)	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.23)	(0.47)	(0.46)	(0.40)	(0.32)	(0.73)
Net asset value, end of period	$ 9.90	$ 10.04	$ 10.18	$ 9.51	$ 9.76	$ 11.96
Total Return(d)
Based on net asset value	0.97%(e)	3.48%	12.13%(f)	1.41%	(15.99)%	1.25%
Ratios to Average Net Assets(g)(h)
Total expenses	0.48%(i)	0.47%	0.46%(j)	0.45%(k)	0.47%(k)	0.47%(k)
Total expenses after fees waived and/or reimbursed	0.44%(i)	0.44%	0.44%(j)	0.44%(k)	0.45%(k)	0.45%(k)
Net investment income	4.68%(i)	4.75%	4.72%(j)	4.08%(k)	2.30%(k)	1.88%(k)
Supplemental Data
Net assets, end of period (000)	$ 9,721,742	$ 9,637,280	$ 11,315,504	$ 9,557,512	$ 8,809,121	$ 9,915,659
Portfolio turnover rate(l)(m)	373%	595%	471%	380%	289%	459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(l)	184%	352%	292%	171%	42%	161%
See notes to consolidated financial statements.
1402026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Total Return Fund (continued)
Service
	Six Months Ended 03/31/26(a) (unaudited)	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 10.04	$ 10.18	$ 9.51	$ 9.77	$ 11.96	$ 12.54
Net investment income(b)	0.22	0.44	0.43	0.37	0.22	0.19
Net realized and unrealized gain (loss)	(0.15)	(0.14)	0.67	(0.26)	(2.12)	(0.08)
Net increase (decrease) from investment operations	0.07	0.30	1.10	0.11	(1.90)	0.11
Distributions(c)
From net investment income	(0.21)	(0.44)	(0.43)	(0.35)	(0.22)	(0.20)
From net realized gain	—	—	—	—	(0.07)	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.21)	(0.44)	(0.43)	(0.37)	(0.29)	(0.69)
Net asset value, end of period	$ 9.90	$ 10.04	$ 10.18	$ 9.51	$ 9.77	$ 11.96
Total Return(d)
Based on net asset value	0.81%(e)	3.16%	11.79%(f)	1.00%	(16.17)%	0.86%
Ratios to Average Net Assets(g)(h)
Total expenses	0.78%(i)	0.78%	0.77%(j)	0.79%(k)	0.80%(k)	0.80%(k)
Total expenses after fees waived and/or reimbursed	0.75%(i)	0.75%	0.75%(j)	0.75%(k)	0.76%(k)	0.76%(k)
Net investment income	4.38%(i)	4.44%	4.40%(j)	3.75%(k)	1.98%(k)	1.57%(k)
Supplemental Data
Net assets, end of period (000)	$ 36,717	$ 33,547	$ 38,544	$ 36,341	$ 42,155	$ 55,378
Portfolio turnover rate(l)(m)	373%	595%	471%	380%	289%	459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(l)	184%	352%	292%	171%	42%	161%
See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Total Return Fund (continued)
Investor A
	Six Months Ended 03/31/26(a) (unaudited)	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 10.04	$ 10.19	$ 9.51	$ 9.77	$ 11.96	$ 12.54
Net investment income(b)	0.22	0.44	0.43	0.38	0.22	0.19
Net realized and unrealized gain (loss)	(0.15)	(0.15)	0.68	(0.27)	(2.12)	(0.08)
Net increase (decrease) from investment operations	0.07	0.29	1.11	0.11	(1.90)	0.11
Distributions(c)
From net investment income	(0.21)	(0.44)	(0.43)	(0.35)	(0.22)	(0.20)
From net realized gain	—	—	—	—	(0.07)	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.21)	(0.44)	(0.43)	(0.37)	(0.29)	(0.69)
Net asset value, end of period	$ 9.90	$ 10.04	$ 10.19	$ 9.51	$ 9.77	$ 11.96
Total Return(d)
Based on net asset value	0.80%(e)	3.07%	11.90%(f)	1.01%	(16.16)%	0.87%
Ratios to Average Net Assets(g)(h)
Total expenses	0.77%(i)	0.75%	0.74%(j)	0.74%(k)	0.76%(k)	0.74%(k)
Total expenses after fees waived and/or reimbursed	0.77%(i)	0.74%	0.74%(j)	0.74%(k)	0.76%(k)	0.74%(k)
Net investment income	4.36%(i)	4.44%	4.42%(j)	3.78%(k)	1.98%(k)	1.58%(k)
Supplemental Data
Net assets, end of period (000)	$ 1,138,190	$ 1,227,609	$ 1,316,590	$ 1,237,078	$ 1,330,459	$ 1,822,670
Portfolio turnover rate(l)(m)	373%	595%	471%	380%	289%	459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(l)	184%	352%	292%	171%	42%	161%
See notes to consolidated financial statements.
1422026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Total Return Fund (continued)
Investor A1
	Six Months Ended 03/31/26(a) (unaudited)	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 10.03	$ 10.18	$ 9.50	$ 9.76	$ 11.95	$ 12.53
Net investment income(b)	0.23	0.45	0.45	0.39	0.24	0.21
Net realized and unrealized gain (loss)	(0.14)	(0.15)	0.67	(0.27)	(2.13)	(0.08)
Net increase (decrease) from investment operations	0.09	0.30	1.12	0.12	(1.89)	0.13
Distributions(c)
From net investment income	(0.22)	(0.45)	(0.44)	(0.36)	(0.23)	(0.22)
From net realized gain	—	—	—	—	(0.07)	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.22)	(0.45)	(0.44)	(0.38)	(0.30)	(0.71)
Net asset value, end of period	$ 9.90	$ 10.03	$ 10.18	$ 9.50	$ 9.76	$ 11.95
Total Return(d)
Based on net asset value	0.99%(e)	3.23%	12.08%(f)	1.15%	(16.04)%	1.02%
Ratios to Average Net Assets(g)(h)
Total expenses	0.65%(i)	0.64%	0.68%(j)	0.71%(k)	0.70%(k)	0.68%(k)
Total expenses after fees waived and/or reimbursed	0.59%(i)	0.59%	0.59%(j)	0.59%(k)	0.60%(k)	0.60%(k)
Net investment income	4.54%(i)	4.60%	4.57%(j)	3.90%(k)	2.19%(k)	1.73%(k)
Supplemental Data
Net assets, end of period (000)	$ 13,396	$ 13,568	$ 15,732	$ 16,619	$ 20,124	$ 21,957
Portfolio turnover rate(l)(m)	373%	595%	471%	380%	289%	459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(l)	184%	352%	292%	171%	42%	161%
See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Total Return Fund (continued)
Investor C
	Six Months Ended 03/31/26(a) (unaudited)	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 10.03	$ 10.18	$ 9.50	$ 9.76	$ 11.95	$ 12.53
Net investment income(b)	0.18	0.37	0.36	0.30	0.14	0.11
Net realized and unrealized gain (loss)	(0.13)	(0.15)	0.68	(0.26)	(2.12)	(0.08)
Net increase (decrease) from investment operations	0.05	0.22	1.04	0.04	(1.98)	0.03
Distributions(c)
From net investment income	(0.18)	(0.37)	(0.36)	(0.28)	(0.14)	(0.12)
From net realized gain	—	—	—	—	(0.07)	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.18)	(0.37)	(0.36)	(0.30)	(0.21)	(0.61)
Net asset value, end of period	$ 9.90	$ 10.03	$ 10.18	$ 9.50	$ 9.76	$ 11.95
Total Return(d)
Based on net asset value	0.56%(e)	2.36%	11.14%(f)	0.30%	(16.76)%	0.16%
Ratios to Average Net Assets(g)(h)
Total expenses	1.50%(i)	1.50%	1.50%(j)	1.49%(k)	1.48%(k)(l)	1.47%(k)
Total expenses after fees waived and/or reimbursed	1.44%(i)	1.44%	1.44%(j)	1.44%(k)	1.46%(k)(l)	1.45%(k)
Net investment income	3.68%(i)	3.75%	3.71%(j)	3.06%(k)	1.23%(k)	0.89%(k)
Supplemental Data
Net assets, end of period (000)	$ 21,040	$ 26,811	$ 36,126	$ 42,501	$ 56,468	$ 100,462
Portfolio turnover rate(m)(n)	373%	595%	471%	380%	289%	459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.46% and 1.44%, respectively.
(m)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(m)	184%	352%	292%	171%	42%	161%
See notes to consolidated financial statements.
1442026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Total Return Fund (continued)
Class K
	Six Months Ended 03/31/26(a) (unaudited)	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 10.04	$ 10.18	$ 9.50	$ 9.76	$ 11.96	$ 12.53
Net investment income(b)	0.24	0.48	0.47	0.41	0.26	0.24
Net realized and unrealized gain (loss)	(0.15)	(0.14)	0.67	(0.26)	(2.13)	(0.07)
Net increase (decrease) from investment operations	0.09	0.34	1.14	0.15	(1.87)	0.17
Distributions(c)
From net investment income	(0.23)	(0.48)	(0.46)	(0.39)	(0.26)	(0.25)
From net realized gain	—	—	—	—	(0.07)	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.23)	(0.48)	(0.46)	(0.41)	(0.33)	(0.74)
Net asset value, end of period	$ 9.90	$ 10.04	$ 10.18	$ 9.50	$ 9.76	$ 11.96
Total Return(d)
Based on net asset value	1.01%(e)	3.57%	12.33%(f)	1.38%	(15.93)%	1.32%
Ratios to Average Net Assets(g)(h)
Total expenses	0.36%(i)	0.36%	0.37%(j)	0.37%(k)	0.38%(k)	0.38%(k)
Total expenses after fees waived and/or reimbursed	0.36%(i)	0.36%	0.37%(j)	0.37%(k)	0.38%(k)	0.38%(k)
Net investment income	4.76%(i)	4.83%	4.79%(j)	4.16%(k)	2.37%(k)	1.94%(k)
Supplemental Data
Net assets, end of period (000)	$ 6,805,807	$ 6,866,456	$ 7,332,441	$ 6,563,237	$ 6,340,122	$ 8,472,180
Portfolio turnover rate(l)(m)	373%	595%	471%	380%	289%	459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(l)	184%	352%	292%	171%	42%	161%
See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Total Return Fund (continued)
Class R
	Six Months Ended 03/31/26(a) (unaudited)	Year Ended 09/30/25(a)	Year Ended 09/30/24(a)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 10.04	$ 10.19	$ 9.51	$ 9.77	$ 11.96	$ 12.54
Net investment income(b)	0.21	0.41	0.41	0.35	0.19	0.16
Net realized and unrealized gain (loss)	(0.15)	(0.15)	0.67	(0.27)	(2.13)	(0.08)
Net increase (decrease) from investment operations	0.06	0.26	1.08	0.08	(1.94)	0.08
Distributions(c)
From net investment income	(0.20)	(0.41)	(0.40)	(0.32)	(0.18)	(0.17)
From net realized gain	—	—	—	—	(0.07)	(0.49)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.20)	(0.41)	(0.40)	(0.34)	(0.25)	(0.66)
Net asset value, end of period	$ 9.90	$ 10.04	$ 10.19	$ 9.51	$ 9.77	$ 11.96
Total Return(d)
Based on net asset value	0.67%(e)	2.78%	11.59%(f)	0.72%	(16.40)%	0.57%
Ratios to Average Net Assets(g)(h)
Total expenses	1.05%(i)	1.05%	1.04%(j)	1.05%(k)	1.06%(k)	1.05%(k)
Total expenses after fees waived and/or reimbursed	1.03%(i)	1.03%	1.03%(j)	1.03%(k)	1.04%(k)	1.04%(k)
Net investment income	4.10%(i)	4.16%	4.13%(j)	3.48%(k)	1.71%(k)	1.29%(k)
Supplemental Data
Net assets, end of period (000)	$ 72,620	$ 67,912	$ 72,371	$ 66,850	$ 64,860	$ 85,906
Portfolio turnover rate(l)(m)	373%	595%	471%	380%	289%	459%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)(l)	184%	352%	292%	171%	42%	161%
See notes to consolidated financial statements.
1462026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited)
1.
ORGANIZATION
BlackRock Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Total Return Fund (the “Fund”) is a series of the Corporation. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
The Board of Directors of the Corporation are referred to throughout this report as the “Board” and the members are referred to as “Directors”.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
 (b)  Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

 (c)  Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $0, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Master Total Return Portfolio Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $39,988,149, which is 0.22% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.  Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Consolidated Statement of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
1482026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
• Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
1502026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks.  Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower.  A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
CTP-02 Propco LLC, Term Loan	$ 2,296,688	$ 2,279,106	$ 2,295,818	$ 16,712
Goodarz Holding Co. S.a.r.l, Term Loan	2,047,614	2,245,426	2,365,595	120,169
One Frio Holdco BV, Term Loan	1,314,771	1,542,227	1,518,405	(23,822)
One Frio Holdco BV, Term Loan	1,159,755	1,563,349	1,533,782	(29,567)
Vehis Warehouse Leasing 2025 DAC, Term Loan	19,960,599	5,436,041	5,377,027	(59,014)
				$ 24,478
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
1522026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of March 31, 2026, the Fund had outstanding commitments of $14,427,201. These commitments are not included in the net assets of the Fund as of March 31, 2026.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Borrowed bond agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Counterparty	Borrowed Bond Agreements(a)	Borrowed Bonds at Value Including Accrued Interest(b)	Exposure Due (to)/ from Counterparty Before Collateral	Non-Cash Collateral Received	Non-Cash Collateral Pledged	Net Exposure Due (to)/ from Counterparty(c)
Bank of America N.A.	$ 1,099,958	$ (1,100,993)	$ (1,035)	$ —	$ 1,035	$ — (d)
Barclays Capital, Inc.	179,778	(200,189)	(20,411)	—	20,411	— (d)
BNP Paribas SA	1,107,825	(1,092,735)	15,090	(15,090)	—	— (d)
JPMorgan Chase Bank N.A.	707,813	(720,013)	(12,200)	—	12,200	— (d)
RBC Capital Markets LLC	991,762	(1,002,312)	(10,550)	—	10,550	— (d)
	$ 4,087,136	$ (4,116,242)	$ (29,106)	$ (15,090)	$ 44,196	$ —

(a)	Included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $55,077 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.
(c)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(d)	Net receivable/payable is subject to set-off provision with net receivable/payable under the ISDA Agreement.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Citigroup Global Markets, Inc.	$ 141,918,168	$ (141,918,168)	$ —	$ —
Goldman Sachs & Co. LLC	1,349,841	(1,349,841)	—	—
J.P. Morgan Securities LLC	106,473,134	(106,473,134)	—	—
Morgan Stanley	1,363,466	(1,363,466)	—	—
TD Securities (USA) LLC	7,665,812	(7,665,812)	—	—
	$ 258,770,421	$ (258,770,421)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Consolidated Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or carbon credits (commodity risk) or to the applicable commodities market (commodities price risk).
1542026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in carbon credit futures that are traded on a commodity exchanges with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
• Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
• Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
• Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
• Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of  Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.
• Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
• Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of
1562026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
• Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
• Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.
• Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
• Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When a Fund enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Fund to offset a net amount payable with amounts due to the Fund upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.48%
$250 million — $500 million	0.43
$500 million — $750 million	0.38
Greater than $750 million	0.34
With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Service	Investor A	Investor A1	Investor C	Class R	Total
Service and distribution — class specific	$44,005	$1,492,013	$6,747	$120,503	$176,042	$1,839,310
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2026, the Fund paid $517,582 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations.
	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 23,757	$ 367	$ 6,537	$ 93	$ 1,637	$ 7,464	$ 1,155	$ 41,010
For the six months ended March 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Transfer agent — class specific	$ 5,808,989	$ 30,054	$ 965,701	$ 12,398	$ 17,239	$ 79,352	$ 64,939	$ 6,978,672
Other Fees: For the six months ended March 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $5,483.
For the six months ended March 31, 2026, affiliates received CDSCs as follows:
Share Class	Amounts
Investor A	$18,277
Investor C	826
1582026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
Expense Limitations, Waivers and Reimbursements: The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2026, the Manager waived $144,544 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2026, the amount waived was $136,364.
With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitations
Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Consolidated Statement of Operations. For the six months ended March 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Service	Investor A	Investor A1	Investor C	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$ 1,655,142	$ 5,084	$ 842	$ 3,475	$ 7,297	$ 4,506	$ 1,676,346
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended March 31, 2026, the Fund paid BIM $54,554 for securities lending agent services.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Consolidated Statement of Operations.
7.
PURCHASES AND SALES
For the six months ended March 31, 2026, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:
	Purchases	Sales
U.S. Government Securities	$ 68,109,881,582	$ 69,383,069,608
Other Securities	8,104,062,294	8,428,885,887
For the six months ended March 31, 2026, purchases and sales related to mortgage dollar rolls were as follows:
	Purchases	Sales
Mortgage Dollar Rolls	$ 38,693,196,889	$ 38,702,710,342
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of September 30, 2025, the Fund had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
BlackRock Total Return Fund	$ (2,689,080,044)

(a)	Amounts available to offset future realized capital gains.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Total Return Fund	$ 27,761,888,248	$ 277,908,418	$ (983,106,757)	$ (705,198,339)

9.
BANK BORROWINGS
The Corporation, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also
1602026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 03/31/26		Year Ended 09/30/25
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	219,243,488	$2,204,387,024	333,920,423	$3,290,444,839
Shares issued in reinvestment of distributions	22,445,125	225,356,502	48,089,702	474,567,655
Shares redeemed	(219,728,460)	(2,211,684,269)	(533,214,523)	(5,249,989,880)
	21,960,153	$218,059,257	(151,204,398)	$(1,484,977,386)
Service
Shares sold	893,298	$8,975,854	796,403	$7,854,209
Shares issued in reinvestment of distributions	77,261	775,765	161,378	1,592,960
Shares redeemed	(603,651)	(6,071,270)	(1,401,163)	(13,824,231)
	366,908	$3,680,349	(443,382)	$(4,377,062)
Investor A
Shares sold	9,651,924	$96,972,849	43,060,141	$425,046,792
Shares issued in reinvestment of distributions	2,499,824	25,114,353	5,531,684	54,617,364
Shares redeemed	(19,474,911)	(195,781,637)	(55,594,816)	(546,572,524)
	(7,323,163)	$(73,694,435)	(7,002,991)	$(66,908,368)
Investor A1
Shares sold	61,442	$616,314	156,216	$1,539,158
Shares issued in reinvestment of distributions	26,762	268,576	56,941	561,870
Shares redeemed	(86,691)	(866,767)	(406,541)	(4,026,580)
	1,513	$18,123	(193,384)	$(1,925,552)
1622026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)
	Six Months Ended 03/31/26		Year Ended 09/30/25
Share Class	Shares	Amount	Shares	Amount
Investor C
Shares sold	165,250	$1,658,643	361,664	$3,570,311
Shares issued in reinvestment of distributions	42,852	430,115	113,978	1,124,413
Shares redeemed	(753,982)	(7,569,844)	(1,352,940)	(13,326,614)
	(545,880)	$(5,481,086)	(877,298)	$(8,631,890)
Class K
Shares sold	67,346,015	$676,455,919	135,054,859	$1,330,313,716
Shares issued in reinvestment of distributions	15,437,252	154,976,102	32,668,811	322,404,290
Shares redeemed	(79,364,975)	(796,623,242)	(203,808,968)	(2,007,233,619)
	3,418,292	$34,808,779	(36,085,298)	$(354,515,613)
Class R
Shares sold	1,378,571	$13,847,409	1,532,548	$15,088,994
Shares issued in reinvestment of distributions	144,638	1,452,941	293,097	2,894,546
Shares redeemed	(953,314)	(9,581,862)	(2,167,513)	(21,300,597)
	569,895	$5,718,488	(341,868)	$(3,317,057)
	18,447,718	$183,109,475	(196,148,619)	$(1,924,652,928)
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 9, 2026, the credit agreement was extended until April 2027 under substantially similar terms.
Notes to Consolidated Financial Statements

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
1642026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian New Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short-Term Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D RAONON	ZAR - 1D Rand Overnight Interest Rate Fixing
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1M JIBAR	ZAR - 1M Johannesburg Interbank Agreed Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AKA	Also Known As
BBSW	Bank Bill Swap Rate
CABROVER	Bank of Canada Overnight Rate Target
CLO	Collateralized Loan Obligation
CLOIS	Chile Monetary Policy Rate (TPM)
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian OvernightRepo Rate Average
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
HONIA	HKD - Overnight Index Average
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MTN	Medium-Term Note
MXIBTIIE	Mexico Interbank TIIE 28-Day
NOWA	NOK - Norwegian Overnight Weighted Average
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
SSARON	CHF - Swiss Average Rate O/N
TBA	To-be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate
1662026 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 26, 2026

By:	/s/Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: May 26, 2026